As filed with the Securities and Exchange Commission on February 28, 2017
File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 125	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 127	☒

HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2017 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
March 1, 2017
Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX	HNACX
Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX	HNMGX
Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX	HNSGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX	HNSOX
VALUE FUNDS
Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX	HNLVX
Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX	HNMVX
Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX	HNVRX
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Capital Appreciation Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.10%	0.10%	0.22%	0.02%
Total Annual Fund Operating Expenses[2]	0.70%	0.95%	1.07%	0.62%
Fee Waiver[1]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.65%	0.90%	1.02%	0.57%
1  The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 66	$219	$385	$ 866
Administrative Class	$ 92	$298	$521	$1,162
Investor Class	$104	$335	$585	$1,301
Retirement Class	$ 58	$193	$341	$ 769

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 34%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.
The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.
In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:
■	Superior absolute and relative earnings growth
■	Superior sales growth, improving sales momentum and high levels of unit growth
■	High or improving profitability
■	Strong balance sheets
In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.
The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:
■	Strong market position with a defensible franchise
■	Unique marketing competence
■	Strong research and development leading to superior new product flow
■	Capable and disciplined management
The Subadviser prefers companies that are in the early stages of demonstrating the above financial characteristics and other attributes.
The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing

1

Fund Summary
Harbor Capital Appreciation Fund

investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of the Fund’s benchmark index and other comparative indices, which include securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.08%	Q1 2012
Worst Quarter	-20.75%	Q4 2008

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Capital Appreciation Fund
Institutional Class Before Taxes	-1.07%	13.96%	8.01%	10.99%	12-29-1987
After Taxes on Distributions	-2.44%	12.79%	7.43%	N/A
After Taxes on Distributions and Sale of Fund Shares	0.55%	11.19%	6.52%	N/A
Administrative Class Before Taxes	-1.31%	13.68%	7.74%	8.91%	11-01-2002
Investor Class Before Taxes	-1.43%	13.54%	7.61%	8.74%	11-01-2002
Retirement Class* Before Taxes	-1.04%	13.97%	8.02%	10.99%	03-01-2016
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 1000® Growth^	7.08%	14.50%	8.33%	9.81%
S&P 500^	11.96%	14.66%	6.95%	10.33%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.

2

Fund Summary
Harbor Capital Appreciation Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Jennison Associates LLC (“Jennison”) has subadvised the Fund since May 1990.
Portfolio Managers
Spiros Segalas Jennison Associates LLC
Mr. Segalas is a Director, the Chief Investment Officer, President and a founding member of Jennison and has managed the Fund since 1990.
Kathleen A. McCarragher Jennison Associates LLC
Ms. McCarragher is a Director, Managing Director and the Head of Growth Equity of Jennison, has co-managed the Fund since 2013 and been involved in portfolio management for the Fund since 1998.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Mid Cap Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.12%	0.12%	0.24%	0.04%
Total Annual Fund Operating Expenses[1]	0.87%	1.12%	1.24%	0.79%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 89	$278	$482	$1,073
Administrative Class	$114	$356	$617	$1,363
Investor Class	$126	$393	$681	$1,500
Retirement Class	$ 81	$252	$439	$ 978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 84%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2016, the range of the Index was $156 million to $53.1 billion, but it is expected to change frequently.
The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund’s portfolio.
In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:
■	Strong earnings growth
■	Improving operating trends
■	Competitive advantages such as a superior management team
■	Attractive relative value within the context of a security’s primary trading market
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. The Fund may invest up to 10% of its total assets in equity securities of privately held companies. The Fund expects that these would normally be later-stage private companies that are seeking strategic capital investments to facilitate their next phase of development prior to experiencing a liquidity event, such as an initial public offering of their shares.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks

4

Fund Summary
Harbor Mid Cap Growth Fund

may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Privately Held Company Risk: Investments in equity securities of privately held companies involve greater risk than investments in equity securities of public companies. Because there is no public market for the company’s securities, it can be difficult to determine current valuations for the overall company and the related securities held by the Fund. Further, the Fund would not be able to sell these securities until a liquidity event occurs, such as an initial public offering of the company’s stock, which is normally outside the control of the Fund and Subadviser. Accordingly, these securities are considered illiquid. There is also significantly less information available about these companies’ business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	20.22%	Q3 2009
Worst Quarter	-24.65%	Q4 2008

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Mid Cap Growth Fund
Institutional Class Before Taxes	0.69%	12.44%	6.38%	3.21%	11-01-2000
After Taxes on Distributions	0.69%	9.76%	4.97%	N/A
After Taxes on Distributions and Sale of Fund Shares	0.39%	9.54%	4.90%	N/A
Administrative Class Before Taxes	0.48%	12.17%	6.13%	10.13%	11-01-2002
Investor Class Before Taxes	0.37%	12.05%	5.99%	10.00%	11-01-2002
Retirement Class* Before Taxes	0.81%	12.46%	6.39%	3.22%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Growth^	7.33%	13.51%	7.83%	4.62%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact

5

Fund Summary
Harbor Mid Cap Growth Fund

of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Wellington Management Company LLP (“Wellington”) has subadvised the Fund since September 2005.
Portfolio Managers
Stephen Mortimer Wellington Management Company LLP
Mr. Mortimer is a Senior Managing Director and Equity Portfolio Manager of Wellington and has been involved in portfolio management and securities analysis for the Fund since 2010.
Michael T. Carmen, CFA Wellington Management Company LLP
Mr. Carmen is a Senior Managing Director and Equity Portfolio Manager of Wellington and has been involved in portfolio management for the Fund since 2005.
Mario E. Abularach, CFA, CMT Wellington Management Company LLP
Mr. Abularach is a Senior Managing Director and Equity Research Analyst of Wellington and has been involved in portfolio management and securities analysis for the Fund since 2006.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Small Cap Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.11%	0.11%	0.23%	0.03%
Total Annual Fund Operating Expenses[1]	0.86%	1.11%	1.23%	0.78%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 88	$274	$477	$1,061
Administrative Class	$113	$353	$612	$1,352
Investor Class	$125	$390	$676	$1,489
Retirement Class	$ 80	$249	$433	$ 966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 89%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2016, the range of the Index was $9 million to $10.5 billion, but it is expected to change frequently.
The Subadviser’s bottom-up approach first identifies companies that meet the Subadviser’s strict fundamental criteria and then performs a qualitative review on each identified company to select companies for inclusion in the Fund’s portfolio. This means that the Subadviser’s individual stock selections primarily determine the Fund’s sector weightings. The Subadviser’s research may include personal interviews and other contact with company management.
In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:
■	Accelerating earnings growth
■	Strong balance sheets
■	Attractive valuations as measured by price/earnings to growth ratios
In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:
■	Superior company management
■	Significant insider ownership
■	Unique market positions and broad market opportunities
■	Solid financial controls and accounting processes
Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies

7

Fund Summary
Harbor Small Cap Growth Fund

may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.58%	Q2 2009
Worst Quarter	-26.85%	Q4 2008
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Small Cap Growth Fund
Institutional Class Before Taxes	6.22%	13.47%	8.05%	8.04%	11-01-2000
After Taxes on Distributions	6.10%	10.96%	6.39%	N/A
After Taxes on Distributions and Sale of Fund Shares	3.62%	10.47%	6.37%	N/A
Administrative Class Before Taxes	5.94%	13.23%	7.80%	10.10%	11-01-2002
Investor Class Before Taxes	5.83%	13.05%	7.65%	9.94%	11-01-2002
Retirement Class* Before Taxes	6.30%	13.49%	8.06%	8.05%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth^	11.32%	13.74%	7.76%	5.36%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Westfield Capital Management Company, L.P. (“Westfield”) has subadvised the Fund since its inception in 2000.

8

Fund Summary
Harbor Small Cap Growth Fund

Portfolio Managers
William Muggia Westfield Capital Management Company, L.P.
Mr. Muggia is the President, Chief Investment Officer, Chief Executive Officer, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.
Ethan Meyers, CFA Westfield Capital Management Company, L.P.
Mr. Meyers is the Director of Research, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.
John Montgomery Westfield Capital Management Company, L.P.
Mr. Montgomery is the Chief Operating Officer, a Managing Partner and Portfolio Strategist of Westfield and has co-managed the Fund since 2011.
Bruce Jacobs, CFA Westfield Capital Management Company, L.P.
Mr. Jacobs is a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since 2011.
Hamlen Thompson Westfield Capital Management Company, L.P.
Mr. Thompson is a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since 2011.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Small Cap Growth Opportunities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.15%	0.15%	0.27%	0.07%
Total Annual Fund Operating Expenses[1]	0.90%	1.15%	1.27%	0.82%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 92	$287	$498	$1,108
Administrative Class	$117	$365	$633	$1,398
Investor Class	$129	$403	$697	$1,534
Retirement Class	$ 84	$262	$455	$1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 85%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2016, the range of the Index was $9 million to $10.5 billion, but it is expected to change frequently.
The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development and before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify companies for investment. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:
■	Material revenue growth
■	Sustainable and/or expanding margins
■	Consistent earnings
■	Strong free cash flow generation
The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:
■	Strong management teams
■	Well-defined business plans
■	Defensible market positions, such as higher barriers to entry
■	Potential for growth in the market for the companies’ products and/or services
The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.
Under normal market conditions, the Fund expects to invest in approximately 80 to 100 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity,

10

Fund Summary
Harbor Small Cap Growth Opportunities Fund

as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	12.44%	Q3 2016
Worst Quarter	-13.85%	Q3 2015
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Small Cap Growth Opportunities Fund
Institutional Class Before Taxes	8.56%	N/A	N/A	4.80%	02-01-2014
After Taxes on Distributions	8.56%	N/A	N/A	4.32%
After Taxes on Distributions and Sale of Fund Shares	4.85%	N/A	N/A	3.52%
Administrative Class Before Taxes	8.90%	N/A	N/A	4.75%	02-01-2014
Investor Class Before Taxes	8.13%	N/A	N/A	4.39%	02-01-2014
Retirement Class* Before Taxes	8.66%	N/A	N/A	4.84%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth^	11.32%	N/A	N/A	5.83%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Elk Creek Partners, LLC (“Elk Creek”) has subadvised the Fund since its inception in 2014.

11

Fund Summary
Harbor Small Cap Growth Opportunities Fund

Portfolio Managers
Cam Philpott, CFA Elk Creek Partners, LLC
Mr. Philpott is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Lance Marx, CFA Elk Creek Partners, LLC
Mr. Marx is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
David Hand, CFA Elk Creek Partners, LLC
Mr. Hand is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Hiren Patel, Ph.D. Elk Creek Partners, LLC
Mr. Patel is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Sean McGinnis, CFA Elk Creek Partners, LLC
Mr. McGinnis is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Large Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.13%	0.13%	0.25%	0.05%
Total Annual Fund Operating Expenses[1]	0.73%	0.98%	1.10%	0.65%
Expense Reimbursement1,[2]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.68%	0.93%	1.05%	0.60%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.68%, 0.93%, 1.05% and 0.60% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 69	$228	$401	$ 902
Administrative Class	$ 95	$307	$537	$1,197
Investor Class	$107	$345	$601	$1,336
Retirement Class	$ 61	$203	$357	$ 806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 34%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2016, the range of the Index was $643 million to $618 billion, but it is expected to change frequently.
The Subadviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Subadviser focuses on those companies that it believes are higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value.
The Subadviser seeks to identify higher quality companies by focusing on the following attributes:
■	Attractive business fundamentals
■	Strong financials
■	Experienced, motivated company management
■	High and/or consistently improving market position, return on invested capital and operating margins
The Subadviser then assesses the attractiveness of the valuations of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios and break-up values, among others.
The Subadviser looks for potential catalysts for the company’s business that could help unlock what the Subadviser believes is the company’s true value, including:
■	Productive use of strong free cash flow
■	Restructuring and/or productivity gains
■	Change in management or control
■	Innovative, competitively superior products
■	Accretive acquisitions or divestitures
The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.
Under normal market conditions, the Fund expects to invest in approximately 35 to 45 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of large cap equity securities. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

13

Fund Summary
Harbor Large Cap Value Fund

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Limited Number of Holdings Risk: Because the Fund typically invests in approximately 35 to 45 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	14.41%	Q2 2009
Worst Quarter	-21.19%	Q4 2008

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Large Cap Value Fund
Institutional Class Before Taxes	17.13%	16.03%	6.62%	9.89%	12-29-1987
After Taxes on Distributions	15.94%	14.90%	4.96%	N/A
After Taxes on Distributions and Sale of Fund Shares	11.54%	12.82%	5.14%	N/A
Administrative Class Before Taxes	16.83%	15.72%	6.34%	8.77%	11-01-2002
Investor Class Before Taxes	16.70%	15.58%	6.21%	8.59%	11-01-2002
Retirement Class* Before Taxes	17.19%	16.04%	6.62%	9.89%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 1000® Value^	17.34%	14.80%	5.72%	10.75%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.

14

Fund Summary
Harbor Large Cap Value Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Aristotle Capital Management, LLC (“Aristotle”) has subadvised the Fund since May 2012.
Portfolio Manager
Howard Gleicher, CFA Aristotle Capital Management, LLC
Mr. Gleicher is the Chief Executive Officer and Chief Investment Officer of Aristotle and has managed the Fund since 2012.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

15

Harbor Mid Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.12%	0.12%	0.24%	0.04%
Total Annual Fund Operating Expenses[2]	0.87%	1.12%	1.24%	0.79%
Fee Waiver[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.86%	1.11%	1.23%	0.78%
1  The Adviser has contractually agreed to reduce the management fee to 0.70% on assets over $500 million through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 88	$277	$481	$1,072
Administrative Class	$113	$355	$616	$1,362
Investor Class	$125	$392	$680	$1,499
Retirement Class	$ 80	$251	$438	$ 977

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 18%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser’s opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2016, the range of the Index was $643 million to $38.5 billion, but it is expected to change frequently.
The Subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:
■	Indicators of fundamental undervaluation, such as low price-to-cash flow or low price-to-earnings ratios
■	Indicators of past negative market sentiment, such as poor past stock price performance
■	Indicators of recent momentum, such as high recent stock price performance
■	Control of incremental risk relative to the benchmark index
All such indicators are measured relative to the overall universe of mid cap companies.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

16

Fund Summary
Harbor Mid Cap Value Fund

Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	25.00%	Q3 2009
Worst Quarter	-24.36%	Q4 2008
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Mid Cap Value Fund
Institutional Class Before Taxes	18.99%	17.09%	7.72%	8.35%	03-01-2002
After Taxes on Distributions	18.13%	16.49%	7.20%	N/A
After Taxes on Distributions and Sale of Fund Shares	11.41%	13.80%	6.18%	N/A
Administrative Class Before Taxes	18.70%	16.78%	7.46%	9.95%	11-01-2002
Investor Class Before Taxes	18.54%	16.65%	7.32%	9.82%	11-01-2002
Retirement Class* Before Taxes	18.99%	17.09%	7.72%	8.35%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Value^	20.00%	15.70%	7.59%	10.21%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
LSV Asset Management (“LSV”) has subadvised the Fund since September 2004.

17

Fund Summary
Harbor Mid Cap Value Fund

Portfolio Managers
Josef Lakonishok, Ph.D. LSV Asset Management
Mr. Lakonishok is the Chief Executive Officer, Chief Investment Officer, a Portfolio Manager and Founding Partner of LSV and has co-managed the Fund since 2004.
Menno Vermeulen, CFA LSV Asset Management
Mr. Vermeulen is a Portfolio Manager and Partner of LSV and has co-managed the Fund since 2004.
Puneet Mansharamani, CFA LSV Asset Management
Mr. Mansharamani is a Portfolio Manager and Partner of LSV and has co-managed the Fund since 2006.
Greg Sleight LSV Asset Management
Mr. Sleight is a Portfolio Manager and Partner of LSV, has co-managed the Fund since 2015 and been involved in portfolio management for the Fund since 2014.
Guy Lakonishok, CFA LSV Asset Management
Mr. Lakonishok is a Portfolio Manager and Partner of LSV, has co-managed the Fund since 2015 and been involved in portfolio management for the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

18

Harbor Small Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.12%	0.12%	0.24%	0.04%
Total Annual Fund Operating Expenses[1]	0.87%	1.12%	1.24%	0.79%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 89	$278	$482	$1,073
Administrative Class	$114	$356	$617	$1,363
Investor Class	$126	$393	$681	$1,500
Retirement Class	$ 81	$252	$439	$ 978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 10%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2016, the range of the Index was $9 million to $10.5 billion, but it is expected to change frequently.
The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser employs statistical analysis, which is designed to limit certain risks in the Fund’s portfolio versus the assigned benchmark. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.
Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of small cap equity securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average

19

Fund Summary
Harbor Small Cap Value Fund

annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	20.47%	Q2 2009
Worst Quarter	-25.27%	Q4 2008

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Small Cap Value Fund
Institutional Class Before Taxes	23.48%	14.72%	7.20%	10.50%	12-14-2001
After Taxes on Distributions	23.38%	13.36%	6.44%	N/A
After Taxes on Distributions and Sale of Fund Shares	13.38%	11.61%	5.71%	N/A
Administrative Class Before Taxes	23.18%	14.41%	6.93%	10.96%	11-01-2002
Investor Class Before Taxes	23.04%	14.28%	6.80%	10.80%	11-01-2002
Retirement Class* Before Taxes	23.56%	14.73%	7.21%	10.50%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Value^	31.74%	15.07%	6.26%	9.50%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1,
2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
EARNEST Partners LLC (“EARNEST Partners”) has subadvised the Fund since its inception in 2001.
Portfolio Manager
Paul Viera EARNEST Partners LLC
Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the founder of EARNEST Partners and has managed the Fund since its inception in 2001.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

20

Fund Summary
Harbor Small Cap Value Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.
21

Additional Information about the Funds' Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For each of Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.

Equity Securities
Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Non-Principal Investments
Derivative Instruments
Each Fund may, but is not required to, use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market or currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund may depart from its principal investment strategies by taking large temporary investment positions (i.e., in cash or investment-grade debt securities).
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for a Fund, each Subadviser believes that the portfolio transactions are in the best interests of shareholders.
22

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Group N.V. (“Robeco Group”), a subsidiary of ORIX Corporation (“ORIX”).  Robeco Group is a holding company of asset management subsidiaries.  As of December 31, 2016, the Robeco Group had EUR 281 billion in assets under management.   ORIX is a global financial services company based in Tokyo, Japan.  ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services.  The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $69 billion as of December 31, 2016.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor Funds’ business affairs. For the year ended October 31, 2016, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, not including interest expense (if any), of Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund and Harbor Mid Cap Value Fund until February 28, 2018, as disclosed in each relevant Fund’s “Fund Summary” section. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
GROWTH FUNDS
Harbor Capital Appreciation Fund	0.55%	0.60% [a]
Harbor Mid Cap Growth Fund	0.75	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Growth Opportunities Fund	0.75	0.75
VALUE FUNDS
Harbor Large Cap Value Fund	0.60	0.60
Harbor Mid Cap Value Fund	0.74	0.75 [b]
Harbor Small Cap Value Fund	0.75	0.75
[a]	The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2018.
[b]	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets over $500 million through February 28, 2018.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds is available in Harbor Funds' most recent semi-annual report to shareholders (for the 6-month period ended April 30).
23

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds. For those Subadvisers that utilize an investment committee to make investment decisions for a Fund, additional information about the operation of the investment committee is set forth below.
Harbor Capital Appreciation Fund
Jennison Associates LLC, located at 466 Lexington Avenue, New York, NY 10017, serves as Subadviser to Harbor Capital Appreciation Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Mr. Segalas is the lead portfolio manager and Ms. McCarragher is the co-portfolio manager. As the lead portfolio manager, Mr. Segalas has final authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Spiros “Sig” Segalas	1990	Portfolio Manager; Since 1993, President of Jennison Associates; Since 1973, Chief Investment Officer of Jennison Associates; Since 1969, Director and Founding Member of Jennison Associates.
Kathleen A. McCarragher	2013	Portfolio Manager; Since 2007, Director of Jennison Associates; Since 2006, Managing Director of Jennison Associates; Since 2003, Head of Growth Equity of Jennison Associates; Since 1998, Portfolio Manager of Jennison Associates.

Harbor Mid Cap Growth Fund
Wellington Management Company LLP, located at 280 Congress Street, Boston, MA 02210, serves as Subadviser to Harbor Mid Cap Growth Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The portfolio managers for the Fund are supported by research analysts and other investment professionals.  Mr. Mortimer, as the lead portfolio manager of the Fund, has primary responsibility for the Fund with the assistance of Messrs. Carmen and Abularach.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Stephen Mortimer	2010	Portfolio Manager; Since 2010, Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; Since 2001, Investment Professional of Wellington Management Company LLP.
Michael T. Carmen, CFA	2005	Portfolio Manager; Since 2005, Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; Since 1999, Investment Professional of Wellington Management Company LLP.
Mario E. Abularach, CFA, CMT	2006	Portfolio Manager; Since 2006, Senior Managing Director and Equity Research Analyst of Wellington Management Company LLP.
24

The Adviser and Subadvisers

Harbor Small Cap Growth Fund
Westfield Capital Management Company, L.P., located at One Financial Center, 23rd Floor, Boston, MA 02111, serves as Subadviser to Harbor Small Cap Growth Fund. The Westfield Investment Committee (the “Committee”) is jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Investment decisions for the Fund are made by consensus of the Committee, which is chaired by Mr. Muggia. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
William Muggia	2000	Portfolio Manager; Since 2010, President, Chief Executive Officer and Chief Investment Officer of Westfield Capital Management Company, L.P.
Ethan Meyers, CFA	2000	Portfolio Manager; Since 2016, Director of Research of Westfield Capital Management Company, L.P.; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013, Partner of Westfield Capital Management Company, L.P.
John Montgomery	2011	Portfolio Manager; Since 2015, Chief Operating Officer of Westfield Capital Management Company, L.P.; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013, Partner of Westfield Capital Management Company, L.P.
Bruce Jacobs, CFA	2011	Portfolio Manager; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013, Partner of Westfield Capital Management Company, L.P.
Hamlen Thompson	2011	Portfolio Manager; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013, Partner of Westfield Capital Management Company, L.P.
25

The Adviser and Subadvisers

Harbor Small Cap Growth Opportunities Fund
Elk Creek Partners, LLC, located at 44 Cook Street, Suite 705, Denver, CO 80206, serves as Subadviser to Harbor Small Cap Growth Opportunities Fund. Messrs. Philpott, Marx, Hand, Patel and McGinnis are the portfolio managers of the Fund and have managed small cap equity strategies together at a prior investment firm. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The Fund is managed by the Subadviser’s Investment Team (the “Team”), which is comprised of each of the five portfolio managers listed below. Each member of the Team has input into the investment process and overall product portfolio construction and is jointly responsible for the day-to-day management of the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Cam Philpott, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 1991-2011, Senior Portfolio Manager of Wells Capital Management.
Lance Marx, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2001-2011, Portfolio Manager and Senior Analyst of Wells Capital Management.
David Hand, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2003-2011, Senior Analyst of Wells Capital Management.
Hiren Patel, Ph.D.	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2006-2011, Senior Analyst of Wells Capital Management.
Sean McGinnis, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2000-2011, Analyst of Wells Capital Management.

Harbor Large Cap Value Fund
Aristotle Capital Management, LLC, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025, serves as Subadviser to Harbor Large Cap Value Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Howard Gleicher, CFA	2012	Portfolio Manager; Since 2010, Chief Executive Officer and Chief Investment Officer of Aristotle Capital Management, LLC.
26

The Adviser and Subadvisers

Harbor Mid Cap Value Fund
LSV Asset Management, located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606, serves as Subadviser to Harbor Mid Cap Value Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Josef Lakonishok, Ph.D.	2004	Portfolio Manager; Since 1994, Chief Executive Officer, Chief Investment Officer, Founding Partner and Portfolio Manager of LSV Asset Management.
Menno Vermeulen, CFA	2004	Portfolio Manager; Since 1998, Partner of LSV Asset Management; Since 1995, Portfolio Manager of LSV Asset Management.
Puneet Mansharamani, CFA	2006	Portfolio Manager; Since 2006, Partner and Portfolio Manager of LSV Asset Management.
Greg Sleight	2015	Portfolio Manager; Since 2014, Portfolio Manager of LSV Asset Management; Since 2012, Partner of LSV Asset Management.
Guy Lakonishok, CFA	2015	Portfolio Manager; Since 2014, Portfolio Manager of LSV Asset Management; Since 2013, Partner of LSV Asset Management.

Harbor Small Cap Value Fund
EARNEST Partners LLC, located at 1180 Peachtree Street NE, Suite 2300, Atlanta, GA 30309, serves as Subadviser to Harbor Small Cap Value Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Paul Viera	2001	Portfolio Manager; Since 1998, Chief Executive Officer, Portfolio Manager and Founder of EARNEST Partners LLC.
27

The Adviser and Subadvisers

Elk Creek Partners Small Cap Growth Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Elk Creek Partners, LLC (“Elk Creek”), the Subadviser to Harbor Small Cap Growth Opportunities Fund. The Elk Creek Partners Small Cap Growth Composite (the “Composite”) is comprised of all accounts under discretionary management by Elk Creek with assets over a certain threshold that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Elk Creek has prepared and presented the historical performance shown for the Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Elk Creek in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses payable by the Institutional, Administrative, Investor and Retirement Class shares of the Fund for the fiscal year ended October 31, 2016 were used.
The historical performance of the Composite is not that of Harbor Small Cap Growth Opportunities Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on February 1, 2014 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

elk creek partners small cap growth composite*
	For the Periods Ended December 31, 2016:
Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	9.06%	3.38%	14.12%	10.49%
Composite net of all Administrative Class operating expenses	8.80	3.13	13.85	10.23
Composite net of all Investor Class operating expenses	8.66	3.00	13.70	10.08
Composite net of all Retirement Class operating expenses	9.11	3.43	14.18	10.55
Composite gross of all operating expenses	10.04	4.30	15.14	11.48
Russell 2000® Growth Index**	11.32	5.05	13.74	10.15

	For the Periods Ended December 31:
	2011***	2012	2013	2014	2015	2016
Composite net of all Institutional Class operating expenses	-10.58%	19.44%	46.70%	4.14%	-2.72%	9.06%
Composite net of all Administrative Class operating expenses	-10.69	19.15	46.35	3.89	-2.96	8.80
Composite net of all Investor Class operating expenses	-10.74	18.99	46.16	3.75	-3.08	8.66
Composite net of all Retirement Class operating expenses	-10.56	19.50	46.77	4.19	-2.67	9.11
Composite gross of all operating expenses	-10.18	20.50	48.01	5.07	-1.85	10.04
Russell 2000® Growth Index**	-10.59	14.59	43.30	5.60	-1.38	11.32

*	This is not the performance of Harbor Small Cap Growth Opportunities Fund. As of December 31, 2016, the Composite was composed of 30 accounts, totaling approximately $1.1 billion. The inception date of the Composite was June 30, 2011.
**	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.
***	For the period June 30, 2011 (inception) through December 31, 2011.
28

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds' separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, Harbor Funds Distributors, Inc. and Harbor Services Group, Inc. do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Available to individual and institutional investors
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.21% of average daily net assets
■ $2,500 minimum investment in each Fund for regular accounts
■ $1,000 minimum investment in each Fund for IRA and UTMA/UGMA accounts

Retirement Class	Available to individual and institutional investors
■ No 12b-1 fee and no revenue sharing payments of any kind by the Fund, the Adviser or its affiliates
■ Transfer agent fee of up to 0.01% of average daily net assets
■ No minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers
■ $1,000,000 minimum investment in each Fund for all other types of accounts, including individual accounts, personal plans such as Individual Retirement Accounts (IRAs), SEP IRAs, Simple IRAs and individual 403(b) plans, and institutional accounts that are not maintained by a financial intermediary at an omnibus or plan level with Harbor Funds
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”
29

Your Harbor Funds Account
Choosing a Share Class

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.
30

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)	Current trustees and officers of Harbor Funds.
(f)	Current partners and employees of legal counsel to Harbor Funds.
(g)	Current directors, officers or employees of the Adviser and its affiliates.
(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.
(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).
(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.
(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.
(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.
(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
31

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Harbor funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
32

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
33

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional, Administrative or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
34

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
35

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.
36

Your Harbor Funds Account
How to Sell Shares

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
37

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
38

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts
39

Shareholder and Account Policies

where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Fund generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
40

Shareholder and Account Policies

If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds' securities trade remain open.
Each Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the
41

Shareholder and Account Policies

Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then current NAV. If you are an Institutional Class investor and do not maintain the required $50,000 minimum investment, Harbor Funds reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.  If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then current NAV for shares of that Fund’s Institutional Class.
Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
42

Shareholder and Account Policies

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
43

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Large Cap Value Fund declares and pays any dividend semi-annually. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds' Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after
44

Shareholder and Account Policies

January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
45

Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70 1/2 and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59 1/2 are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70 1/2.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — The Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.
46

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
47

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48

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
HARBOR CAPITAL APPRECIATION FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 65.27	$ 61.97	$ 54.71	$ 41.44	$ 38.34
Income from Investment Operations
Net investment income/(loss)[a]	0.09 [e]	0.07 [e]	0.06	0.16	0.07
Net realized and unrealized gains/(losses) on investments	(0.84)	7.05	8.98	13.28	3.07
Total from investment operations	(0.75)	7.12	9.04	13.44	3.14
Less Distributions
Dividends from net investment income	(0.05)	(0.05)	(0.05)	(0.17)	(0.04)
Distributions from net realized capital gains[1]	(4.11)	(3.77)	(1.73)	—	—
Total distributions	(4.16)	(3.82)	(1.78)	(0.17)	(0.04)
Net asset value end of period	60.36	65.27	61.97	54.71	41.44
Net assets end of period (000s)	$21,608,221	$24,669,740	$22,531,379	$19,366,148	$14,752,873
Ratios and Supplemental Data (%)
Total return[b]	(1.23)%	12.16%	16.95%	32.55%	8.21%
Ratio of total expenses to average net assets[2]	0.69	0.68	0.67	0.68	0.68
Ratio of net expenses to average net assets[a]	0.64	0.64	0.65	0.65	0.66
Ratio of net investment income to average net assets[a]	0.15	0.12	0.11	0.35	0.20
Portfolio turnover	34	37	34	48	41

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 63.73	$ 60.76	$ 53.82	$ 40.79	$ 37.83
Income from Investment Operations
Net investment income/(loss)[a]	(0.13) [e]	(0.16) [e]	(0.17)	(0.01)	0.02
Net realized and unrealized gains/(losses) on investments	(0.83)	6.90	8.84	13.07	2.94
Total from investment operations	(0.96)	6.74	8.67	13.06	2.96
Less Distributions
Dividends from net investment income	—	—	—	(0.03)	—
Distributions from net realized capital gains[1]	(4.11)	(3.77)	(1.73)	—	—
Total distributions	(4.11)	(3.77)	(1.73)	(0.03)	—
Net asset value end of period	58.66	63.73	60.76	53.82	40.79
Net assets end of period (000s)	$ 1,540,557	$ 2,214,518	$ 1,910,930	$ 1,780,774	$ 1,360,248
Ratios and Supplemental Data (%)
Total return[b]	(1.60)%	11.75%	16.53%	32.04%	7.82%
Ratio of total expenses to average net assets[2]	1.06	1.05	1.04	1.05	1.05
Ratio of net expenses to average net assets[a]	1.01	1.01	1.02	1.02	1.03
Ratio of net investment income to average net assets[a]	(0.22)	(0.25)	(0.26)	(0.03)	(0.18)
Portfolio turnover	34	37	34	48	41
See page 63 for notes to the Financial Highlights.
49

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' most recent annual report to shareholders, which is available upon request.

Administrative Class
2016	2015	2014	2013	2012
$ 64.51	$ 61.39	$ 54.29	$ 41.12	$ 38.09

(0.06) [e]	(0.08) [e]	(0.11)	0.02	—* ,f
(0.84)	6.97	8.94	13.21	3.03
(0.90)	6.89	8.83	13.23	3.03

—	—	—	(0.06)	—
(4.11)	(3.77)	(1.73)	—	—
(4.11)	(3.77)	(1.73)	(0.06)	—
59.50	64.51	61.39	54.29	41.12
$555,665	$620,910	$582,430	$613,413	$597,023

(1.48)%	11.88%	16.69%	32.21%	7.95%
0.94	0.93	0.92	0.93	0.93
0.89	0.89	0.90	0.90	0.91
(0.11)	(0.13)	(0.14)	0.11	(0.04)
34	37	34	48	41

Retirement Class
2016 [g]
$ 55.79

0.05 [e]
4.53
4.58

—
—
—
60.37
$1,022,839

8.21% [c]
0.65 [d]
0.59 [d]
0.13 [d]
34
50

Financial Highlights

HARBOR MID CAP GROWTH FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.76	$ 11.43	$ 11.76	$ 9.22	$ 8.46
Income from Investment Operations
Net investment income/(loss)[a]	(0.03) [e]	(0.04) [e]	(0.04)	(0.03)	(0.02)
Net realized and unrealized gains/(losses) on investments	(0.03)	0.20	1.55	2.76	0.78
Total from investment operations	(0.06)	0.16	1.51	2.73	0.76
Less Distributions
Dividends from net investment income	(0.06)	—	—	—	—
Distributions from net realized capital gains[1]	(1.06)	(1.83)	(1.84)	(0.19)	—
Total distributions	(1.12)	(1.83)	(1.84)	(0.19)	—
Net asset value end of period	8.58	9.76	11.43	11.76	9.22
Net assets end of period (000s)	$303,802	$194,308	$306,371	$323,666	$286,490
Ratios and Supplemental Data (%)
Total return[b]	(0.60)%	1.55%	14.45%	30.13%	8.98%
Ratio of total expenses to average net assets[2]	0.86	0.84	0.84	0.84	0.85
Ratio of net expenses to average net assets[a]	0.85	0.84	0.83	0.84	0.85
Ratio of net investment income to average net assets[a]	(0.31)	(0.35)	(0.34)	(0.27)	(0.31)
Portfolio turnover	84	82	95	111	123

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.24	$ 10.95	$ 11.37	$ 8.96	$ 8.25
Income from Investment Operations
Net investment income/(loss)[a]	(0.05) [e]	(0.07) [e]	(0.05)	(0.12)	(0.09)
Net realized and unrealized gains/(losses) on investments	(0.04)	0.19	1.47	2.72	0.80
Total from investment operations	(0.09)	0.12	1.42	2.60	0.71
Less Distributions
Dividends from net investment income	(0.02)	—	—	—	—
Distributions from net realized capital gains[1]	(1.06)	(1.83)	(1.84)	(0.19)	—
Total distributions	(1.08)	(1.83)	(1.84)	(0.19)	—
Net asset value end of period	8.07	9.24	10.95	11.37	8.96
Net assets end of period (000s)	$ 17,167	$ 24,647	$ 37,887	$ 35,501	$ 33,543
Ratios and Supplemental Data (%)
Total return[b]	(1.05)%	1.21%	14.09%	29.54%	8.61%
Ratio of total expenses to average net assets[2]	1.22	1.21	1.21	1.21	1.22
Ratio of net expenses to average net assets[a]	1.22	1.21	1.20	1.21	1.22
Ratio of net investment income to average net assets[a]	(0.68)	(0.71)	(0.71)	(0.63)	(0.68)
Portfolio turnover	84	82	95	111	123
See page 63 for notes to the Financial Highlights.
51

Administrative Class
2016	2015	2014	2013	2012
$ 9.45	$ 11.15	$ 11.54	$ 9.08	$ 8.35

(0.05) [e]	(0.06) [e]	(0.07)	(0.05)	(0.06)
(0.03)	0.19	1.52	2.70	0.79
(0.08)	0.13	1.45	2.65	0.73

(0.04)	—	—	—	—
(1.06)	(1.83)	(1.84)	(0.19)	—
(1.10)	(1.83)	(1.84)	(0.19)	—
8.27	9.45	11.15	11.54	9.08
$175,211	$366,121	$384,511	$408,494	$315,975

(0.91)%	1.29%	14.16%	29.70%	8.74%
1.10	1.09	1.09	1.09	1.10
1.10	1.09	1.08	1.09	1.10
(0.57)	(0.58)	(0.59)	(0.52)	(0.55)
84	82	95	111	123

Retirement Class
2016 [g]
$ 7.76

(0.03) [e]
0.85
0.82

—
—
—
8.58
$ 2,718

10.57% [c]
0.81 [d]
0.80 [d]
(0.45) [d]
84
52

Financial Highlights

HARBOR SMALL CAP GROWTH FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 13.65	$ 15.45	$ 15.72	$ 11.81	$ 12.07
Income from Investment Operations
Net investment income/(loss)[a]	(0.02) [e]	(0.03) [e]	(0.05)	0.03	(0.02)
Net realized and unrealized gains/(losses) on investments	(0.11)	0.55	1.91	4.48	0.74
Total from investment operations	(0.13)	0.52	1.86	4.51	0.72
Less Distributions
Dividends from net investment income	—	—	—	(0.04)	—
Distributions from net realized capital gains[1]	(1.58)	(2.32)	(2.13)	(0.56)	(0.98)
Total distributions	(1.58)	(2.32)	(2.13)	(0.60)	(0.98)
Net asset value end of period	11.94	13.65	15.45	15.72	11.81
Net assets end of period (000s)	$523,888	$587,761	$603,476	$601,255	$474,417
Ratios and Supplemental Data (%)
Total return[b]	(0.99)%	3.35%	12.94%	39.90%	6.88%
Ratio of total expenses to average net assets[2]	0.85	0.84	0.83	0.83	0.85
Ratio of net expenses to average net assets[a]	0.85	0.83	0.83	0.83	0.84
Ratio of net investment income to average net assets[a]	(0.21)	(0.22)	(0.29)	0.22	(0.16)
Portfolio turnover	89	78	76	73	63

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 12.59	$ 14.47	$ 14.90	$ 11.22	$ 11.57
Income from Investment Operations
Net investment income/(loss)[a]	(0.06) [e]	(0.08) [e]	(0.51)	(0.06)	(0.11)
Net realized and unrealized gains/(losses) on investments	(0.11)	0.52	2.21	4.30	0.74
Total from investment operations	(0.17)	0.44	1.70	4.24	0.63
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains[1]	(1.58)	(2.32)	(2.13)	(0.56)	(0.98)
Total distributions	(1.58)	(2.32)	(2.13)	(0.56)	(0.98)
Net asset value end of period	10.84	12.59	14.47	14.90	11.22
Net assets end of period (000s)	$ 8,401	$ 11,660	$ 14,266	$ 24,249	$ 19,530
Ratios and Supplemental Data (%)
Total return[b]	(1.44)%	2.98%	12.53%	39.50%	6.37%
Ratio of total expenses to average net assets[2]	1.22	1.21	1.20	1.20	1.22
Ratio of net expenses to average net assets[a]	1.22	1.20	1.20	1.20	1.21
Ratio of net investment income to average net assets[a]	(0.58)	(0.59)	(0.66)	(0.16)	(0.55)
Portfolio turnover	89	78	76	73	63
See page 63 for notes to the Financial Highlights.
53

Administrative Class
2016	2015	2014	2013	2012
$13.04	$14.89	$15.26	$11.46	$11.77

(0.05) [e]	(0.07) [e]	0.54 [f]	(7.68) [f]	(5.65) [f]
(0.11)	0.54	1.22	12.04	6.32
(0.16)	0.47	1.76	4.36	0.67

—	—	—	—	—
(1.58)	(2.32)	(2.13)	(0.56)	(0.98)
(1.58)	(2.32)	(2.13)	(0.56)	(0.98)
11.30	13.04	14.89	15.26	11.46
$ 686	$ 877	$ 650	$ 636	$1,122

(1.29)%	3.12%	12.65%	39.72%	6.61%
1.10	1.09	1.08	1.08	1.10
1.10	1.08	1.08	1.08	1.09
(0.46)	(0.47)	(0.54)	0.19	(0.74)
89	78	76	73	63

Retirement Class
2016 [g]
$ 10.72

(0.02) [e]
1.25
1.23

—
—
—
11.95
$54,634

11.47% [c]
0.81 [d]
0.80 [d]
(0.27) [d]
89
54

Financial Highlights

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND
	Institutional Class			Administrative Class
Year Ended October 31,	2016	2015	2014 [h]	2016	2015	2014 [h]
Net asset value beginning of period	$ 10.31	$ 10.77	$ 10.00	$10.27	$10.75	$10.00
Income from Investment Operations
Net investment income/(loss)[a]	(0.05) [e]	(0.06) [e]	(0.02)	(0.07) [e]	(0.09) [e]	(0.09)
Net realized and unrealized gains/(losses) on investments	0.32	(0.35)	0.79	0.37	(0.34)	0.84
Total from investment operations	0.27	(0.41)	0.77	0.30	(0.43)	0.75
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains[1]	(0.35)	(0.05)	—	(0.35)	(0.05)	—
Total distributions	(0.35)	(0.05)	—	(0.35)	(0.05)	—
Net asset value end of period	10.23	10.31	10.77	10.22	10.27	10.75
Net assets end of period (000s)	$169,718	$205,007	$57,779	$ 143	$3,006	$ 269
Ratios and Supplemental Data (%)
Total return[b]	2.62%	(3.78)%	7.70% [c]	2.94%	(3.98)%	7.50% [c]
Ratio of total expenses to average net assets[2]	0.89	0.90	1.60 [d]	1.14	1.15	1.85 [d]
Ratio of net expenses to average net assets[a]	0.89	0.90	0.90 [d]	1.13	1.15	1.15 [d]
Ratio of net investment income to average net assets[a]	(0.48)	(0.55)	(0.67) [d]	(0.69)	(0.80)	(0.90) [d]
Portfolio turnover	85	103	55 [c]	85	103	55 [c]
See page 63 for notes to the Financial Highlights.
55

Investor Class			Retirement Class
2016	2015	2014 [h]	2016 [g]
$10.24	$10.74	$10.00	$ 9.04

(0.09) [e]	(0.09) [e]	(0.05)	(0.04) [e]
0.32	(0.36)	0.79	1.24
0.23	(0.45)	0.74	1.20

—	—	—	—
(0.35)	(0.05)	—	—
(0.35)	(0.05)	—	—
10.12	10.24	10.74	10.24
$ 871	$ 599	$1,809	$20,230

2.24%	(4.17)%	7.40% [c]	13.27% [c]
1.26	1.27	1.97 [d]	0.85 [d]
1.26	1.27	1.27 [d]	0.84 [d]
(0.87)	(0.86)	(1.03) [d]	(0.60) [d]
85	103	55 [c]	85
56

Financial Highlights

HARBOR LARGE CAP VALUE FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012 [i]
Net asset value beginning of period	$ 12.16	$ 12.24	$ 10.85	$ 8.52	$ 7.44
Income from Investment Operations
Net investment income/(loss)[a]	0.16 [e]	0.15 [e]	0.15	0.14	0.21
Net realized and unrealized gains/(losses) on investments	0.64	0.70	1.37	2.31	1.06
Total from investment operations	0.80	0.85	1.52	2.45	1.27
Less Distributions
Dividends from net investment income	(0.13)	(0.14)	(0.13)	(0.12)	(0.19)
Distributions from net realized capital gains[1]	(0.51)	(0.79)	—	—	—
Total distributions	(0.64)	(0.93)	(0.13)	(0.12)	(0.19)
Net asset value end of period	12.32	12.16	12.24	10.85	8.52
Net assets end of period (000s)	$310,127	$231,033	$202,596	$179,382	$140,323
Ratios and Supplemental Data (%)
Total return[b]	7.14%	7.29%	14.13%	29.06%	17.41%
Ratio of total expenses to average net assets[2]	0.72	0.70	0.70	0.71	0.72
Ratio of net expenses to average net assets[a]	0.68	0.68	0.68	0.68	0.68
Ratio of net investment income to average net assets[a]	1.32	1.25	1.26	1.43	1.88
Portfolio turnover	34	24	32	26	125

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012 [i]
Net asset value beginning of period	$ 12.25	$ 12.33	$ 10.94	$ 8.59	$ 7.49
Income from Investment Operations
Net investment income/(loss)[a]	0.11 [e]	0.11 [e]	0.13	0.09	0.13
Net realized and unrealized gains/(losses) on investments	0.66	0.70	1.35	2.34	1.13
Total from investment operations	0.77	0.81	1.48	2.43	1.26
Less Distributions
Dividends from net investment income	(0.09)	(0.10)	(0.09)	(0.08)	(0.16)
Distributions from net realized capital gains[1]	(0.51)	(0.79)	—	—	—
Total distributions	(0.60)	(0.89)	(0.09)	(0.08)	(0.16)
Net asset value end of period	12.42	12.25	12.33	10.94	8.59
Net assets end of period (000s)	$ 57,716	$ 29,745	$ 20,189	$ 11,934	$ 11,058
Ratios and Supplemental Data (%)
Total return[b]	6.80%	6.87%	13.62%	28.52%	17.04%
Ratio of total expenses to average net assets[2]	1.09	1.07	1.07	1.08	1.09
Ratio of net expenses to average net assets[a]	1.05	1.05	1.05	1.05	1.05
Ratio of net investment income to average net assets[a]	0.94	0.89	0.88	1.04	1.41
Portfolio turnover	34	24	32	26	125
See page 63 for notes to the Financial Highlights.
57

Administrative Class
2016	2015	2014	2013	2012 [i]
$12.15	$ 12.23	$ 10.85	$ 8.51	$ 7.43

0.13 [e]	0.12 [e]	0.15	0.16 [f]	—* ,f
0.63	0.70	1.34	2.27	1.25
0.76	0.82	1.49	2.43	1.25

(0.10)	(0.11)	(0.11)	(0.09)	(0.17)
(0.51)	(0.79)	—	—	—
(0.61)	(0.90)	(0.11)	(0.09)	(0.17)
12.30	12.15	12.23	10.85	8.51
$9,361	$24,690	$20,927	$13,453	$7,823

6.77%	7.02%	13.78%	28.76%	17.15%
0.96	0.95	0.95	0.96	0.97
0.93	0.93	0.93	0.93	0.93
1.09	1.00	1.02	1.16	1.59
34	24	32	26	125

Retirement Class
2016 [g]
$10.94

0.12 [e]
1.33
1.45

(0.07)
—
(0.07)
12.32
$3,822

13.24% [c]
0.67 [d]
0.63 [d]
1.46 [d]
34
58

Financial Highlights

HARBOR MID CAP VALUE FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 20.27	$ 20.32	$ 17.50	$ 12.64	$ 11.19
Income from Investment Operations
Net investment income/(loss)[a]	0.44 [e]	0.34 [e]	0.18	0.28	0.22
Net realized and unrealized gains/(losses) on investments	0.08	(0.07)	2.84	4.86	1.38
Total from investment operations	0.52	0.27	3.02	5.14	1.60
Less Distributions
Dividends from net investment income	(0.27)	(0.19)	(0.20)	(0.28)	(0.15)
Distributions from net realized capital gains[1]	(0.35)	(0.13)	—	—	—
Total distributions	(0.62)	(0.32)	(0.20)	(0.28)	(0.15)
Net asset value end of period	20.17	20.27	20.32	17.50	12.64
Net assets end of period (000s)	$600,800	$484,078	$195,247	$82,231	$63,551
Ratios and Supplemental Data (%)
Total return[b]	2.81%	1.32%	17.39%	41.48%	14.50%
Ratio of total expenses to average net assets[2]	0.86	0.86	0.89	0.93	0.99
Ratio of net expenses to average net assets[a]	0.84	0.86	0.89	0.93	0.95
Ratio of net investment income to average net assets[a]	2.28	1.66	1.40	1.87	1.79
Portfolio turnover	18	12	13	18	37

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 20.19	$ 20.27	$ 17.49	$ 12.63	$ 11.17
Income from Investment Operations
Net investment income/(loss)[a]	0.37 [e]	0.27 [e]	0.17	0.13	0.20
Net realized and unrealized gains/(losses) on investments	0.08	(0.08)	2.78	4.96	1.35
Total from investment operations	0.45	0.19	2.95	5.09	1.55
Less Distributions
Dividends from net investment income	(0.20)	(0.14)	(0.17)	(0.23)	(0.09)
Distributions from net realized capital gains[1]	(0.35)	(0.13)	—	—	—
Total distributions	(0.55)	(0.27)	(0.17)	(0.23)	(0.09)
Net asset value end of period	20.09	20.19	20.27	17.49	12.63
Net assets end of period (000s)	$152,358	$165,642	$ 91,724	$19,260	$ 3,087
Ratios and Supplemental Data (%)
Total return[b]	2.45%	0.93%	16.97%	40.99%	14.06%
Ratio of total expenses to average net assets[2]	1.23	1.23	1.26	1.31	1.36
Ratio of net expenses to average net assets[a]	1.21	1.23	1.26	1.30	1.32
Ratio of net investment income to average net assets[a]	1.92	1.29	1.01	1.21	1.43
Portfolio turnover	18	12	13	18	37
See page 63 for notes to the Financial Highlights.
59

Administrative Class
2016	2015	2014	2013	2012
$ 20.40	$ 20.47	$ 17.64	$12.74	$11.28

0.40 [e]	0.29 [e]	0.25	0.23	0.18
0.07	(0.07)	2.75	4.92	1.40
0.47	0.22	3.00	5.15	1.58

(0.22)	(0.16)	(0.17)	(0.25)	(0.12)
(0.35)	(0.13)	—	—	—
(0.57)	(0.29)	(0.17)	(0.25)	(0.12)
20.30	20.40	20.47	17.64	12.74
$40,992	$28,929	$14,775	$3,479	$1,274

2.54%	1.05%	17.15%	41.17%	14.17%
1.11	1.11	1.14	1.19	1.24
1.09	1.11	1.14	1.18	1.20
2.03	1.41	1.13	1.58	1.53
18	12	13	18	37

Retirement Class
2016 [g]
$ 18.36

0.28 [e]
1.53
1.81

—
—
—
20.17
$14,999

9.86% [c]
0.82 [d]
0.79 [d]
2.11 [d]
18
60

Financial Highlights

HARBOR SMALL CAP VALUE FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 26.21	$ 27.17	$ 28.89	$ 21.41	$ 19.59
Income from Investment Operations
Net investment income/(loss)[a]	0.12 [e]	0.10 [e]	0.06	0.13	0.23
Net realized and unrealized gains/(losses) on investments	1.92	(0.09)	2.68	7.84	1.64
Total from investment operations	2.04	0.01	2.74	7.97	1.87
Less Distributions
Dividends from net investment income	(0.09)	(0.06)	(0.05)	(0.22)	(0.05)
Distributions from net realized capital gains[1]	(0.89)	(0.91)	(4.41)	(0.27)	—
Total distributions	(0.98)	(0.97)	(4.46)	(0.49)	(0.05)
Net asset value end of period	27.27	26.21	27.17	28.89	21.41
Net assets end of period (000s)	$738,705	$827,423	$709,251	$519,607	$473,100
Ratios and Supplemental Data (%)
Total return[b]	8.18%	0.01%	11.03%	37.91%	9.60%
Ratio of total expenses to average net assets[2]	0.86	0.85	0.84	0.84	0.86
Ratio of net expenses to average net assets[a]	0.86	0.85	0.84	0.84	0.85
Ratio of net investment income to average net assets[a]	0.48	0.38	0.33	0.45	0.97
Portfolio turnover	10	17	13	22	14

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 25.63	$ 26.63	$ 28.45	$ 21.08	$ 19.31
Income from Investment Operations
Net investment income/(loss)[a]	0.03 [e]	0.01 [e]	0.09	(0.09)	(0.19)
Net realized and unrealized gains/(losses) on investments	1.88	(0.10)	2.50	7.86	1.96
Total from investment operations	1.91	(0.09)	2.59	7.77	1.77
Less Distributions
Dividends from net investment income	—	—	—	(0.13)	—
Distributions from net realized capital gains[1]	(0.89)	(0.91)	(4.41)	(0.27)	—
Total distributions	(0.89)	(0.91)	(4.41)	(0.40)	—
Net asset value end of period	26.65	25.63	26.63	28.45	21.08
Net assets end of period (000s)	$ 17,775	$ 16,797	$ 17,265	$ 17,330	$ 13,820
Ratios and Supplemental Data (%)
Total return[b]	7.79%	(0.37)%	10.61%	37.41%	9.17%
Ratio of total expenses to average net assets[2]	1.23	1.22	1.21	1.21	1.23
Ratio of net expenses to average net assets[a]	1.23	1.22	1.21	1.21	1.22
Ratio of net investment income to average net assets[a]	0.10	0.02	(0.04)	0.07	0.63
Portfolio turnover	10	17	13	22	14
See page 63 for notes to the Financial Highlights.
61

Administrative Class
2016	2015	2014	2013	2012
$26.07	$27.05	$28.80	$ 21.34	$19.52

0.05 [e]	0.06 [e]	(0.12)	0.01	0.20
1.93	(0.13)	2.78	7.87	1.62
1.98	(0.07)	2.66	7.88	1.82

—	—	—	(0.15)	—*
(0.89)	(0.91)	(4.41)	(0.27)	—
(0.89)	(0.91)	(4.41)	(0.42)	—*
27.16	26.07	27.05	28.80	21.34
$1,360	$1,144	$5,690	$12,171	$8,786

7.93%	(0.28)%	10.74%	37.54%	9.35%
1.11	1.10	1.09	1.09	1.10
1.11	1.10	1.09	1.09	1.10
0.21	0.21	0.10	0.20	1.10
10	17	13	22	14

Retirement Class
2016 [g]
$23.91

0.05 [e]
3.33
3.38

—
—
—
27.29
$2,529

14.14% [c]
0.82 [d]
0.81 [d]
0.27 [d]
10
62

Financial Highlights

*	Less than $0.01
1	Includes both short-term and long-term capital gains
2	Percentage does not reflect reduction for credit balance arrangements.
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are allocated based upon average shares outstanding during the period.
f	The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) for the period due to the timing of sales and purchases in relation to fluctuating market values of the investments of the Fund.
g	For the period March 1, 2016 (inception) through October 31, 2016.
h	For the period February 1, 2014 (inception) through October 31, 2014.
i	Effective May 25, 2012, Harbor Large Cap Value Fund appointed Aristotle Capital Management, LLC as its' Subadviser.
63

Harbor Domestic Equity Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Domestic Equity Funds
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Administrative Class	2212	HRCAX	411511827
Investor Class	2412	HCAIX	411511819
Retirement Class	2512	HNACX	411512528
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Administrative Class	2219	HRMGX	411511793
Investor Class	2419	HIMGX	411511785
Retirement Class	2519	HNMGX	411512510
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Administrative Class	2210	HRSGX	411511769
Investor Class	2410	HISGX	411511777
Retirement Class	2510	HNSGX	411512494
Harbor Small Cap Growth Opportunities Fund
Institutional Class	2037	HASOX	411512668
Administrative Class	2237	HRSOX	411512650
Investor Class	2437	HISOX	411512643
Retirement Class	2537	HNSOX	411512486
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Administrative Class	2213	HRLVX	411511751
Investor Class	2413	HILVX	411511744
Retirement Class	2513	HNLVX	411512478
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Administrative Class	2223	HRMVX	411511728
Investor Class	2423	HIMVX	411511736
Retirement Class	2523	HNMVX	411512460
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Administrative Class	2222	HSVRX	411511710
Investor Class	2422	HISVX	411511694
Retirement Class	2522	HNVRX	411512452

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
64

Notes

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds' investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.DE.0317
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

Prospectus
March 1, 2017
International & Global Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor International Fund	HAINX	HRINX	HIINX	HNINX
Harbor Diversified International All Cap Fund	HAIDX	HRIDX	HIIDX	HNIDX
Harbor International Growth Fund	HAIGX	HRIGX	HIIGX	HNGFX
Harbor International Small Cap Fund	HAISX	HRISX	HIISX	HNISX
Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX	HNGIX
Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX	HNEMX
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor International Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return, principally from growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.12%	0.12%	0.24%	0.04%
Total Annual Fund Operating Expenses[2]	0.80%	1.05%	1.17%	0.72%
Fee Waiver[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.79%	1.04%	1.16%	0.71%
1  The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. The Adviser has contractually agreed to reduce the management fee to 0.63% on assets between $24 billion and $36 billion, 0.58% on assets between $36 billion and $48 billion and 0.57% on assets over $48 billion through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 81	$254	$443	$ 989
Administrative Class	$106	$333	$578	$1,282
Investor Class	$118	$371	$643	$1,419
Retirement Class	$ 73	$229	$400	$ 894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the
Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 14%.
Principal Investment Strategy
The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund’s portfolio generally have market capitalizations in excess of $1 billion at the time of purchase.
The Subadviser uses an analysis of economic and market data, as well as its knowledge of each country’s culture, to determine country and industry allocations. Before selecting a country for investment, the Subadviser analyzes the stability of a country’s currency and its political, social and economic culture. Subject to these allocations, the Subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund’s portfolio.
In selecting stocks for the Fund’s portfolio, the Subadviser also looks for companies with the following characteristics:
■	Businesses that the Subadviser believes offer value
■	Low price/earnings multiples relative to other stocks in each country/industry
■	Above average, long-term earnings expectations not reflected in the price
Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

1

Fund Summary
Harbor International Fund

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	26.67%	Q2 2009
Worst Quarter	-22.75%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor International Fund
Institutional Class Before Taxes	0.25%	4.88%	2.03%	10.41%	12-29-1987
After Taxes on Distributions	-0.09%	4.33%	1.68%	N/A
After Taxes on Distributions and Sale of Fund Shares	0.65%	3.90%	1.80%	N/A
Administrative Class Before Taxes	-0.01%	4.61%	1.77%	8.73%	11-01-2002
Investor Class Before Taxes	-0.14%	4.49%	1.65%	8.58%	11-01-2002
Retirement Class* Before Taxes	0.28%	4.89%	2.03%	10.41%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI EAFE (ND)^	1.00%	6.53%	0.75%	4.96%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on

2

Fund Summary
Harbor International Fund

a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Northern Cross, LLC (“Northern Cross”) has subadvised the Fund since February 2009.
Portfolio Managers
Howard Appleby, CFA Northern Cross, LLC
Mr. Appleby is a Principal of Northern Cross and has co-managed the Fund since 2009.
Jean-Francois Ducrest Northern Cross, LLC
Mr. Ducrest is a Principal of Northern Cross and has co-managed the Fund since 2009.
James LaTorre, CFA Northern Cross, LLC
Mr. LaTorre is a Principal of Northern Cross and has co-managed the Fund since 2009.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Diversified International All Cap Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.48%	0.48%	0.60%	0.40%
Total Annual Fund Operating Expenses[1]	1.23%	1.48%	1.60%	1.15%
Expense Reimbursement1,[2]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.85%	1.10%	1.22%	0.77%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.77% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 87	$353	$639	$1,455
Administrative Class	$112	$431	$772	$1,736
Investor Class	$124	$468	$835	$1,868
Retirement Class	$ 79	$328	$596	$1,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate for the period November 2, 2015 (inception) through October 31, 2016 was 68%.
Principal Investment Strategy
The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries.
The Subadviser’s investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition, and vice versa. The assessments of how management responds to the forces of the capital cycle through their capital allocation strategy and how they are incentivised are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:
■	High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having some sort of intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
■	Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.
The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent the majority of analytical effort conducted by the Subadviser. Business attributes that the Subadviser finds attractive include companies that:
■	Deploy capital effectively and efficiently
■	Have high insider ownership and/or where company management are appropriately incentivised to focus on long-term results
■	Operate in a monopolistic, oligopolistic or consolidating industry
■	Show improving or high and sustainable returns on invested capital
■	Generate attractive or improving free-cash-flow
Given the contrarian and long-term nature of the capital cycle, the Subadviser’s investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund’s benchmark index, with average holding periods of seven years or more for individual company investments.

4

Fund Summary
Harbor Diversified International All Cap Fund

The Subadviser allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, the Pacific Basin and emerging markets, and North America. Regional allocations are determined by Mr. Ostrer and Mr. Arah, with input from the respective regionally-focused portfolio managers. Shifts in regional weightings have historically been the slowest evolving component of the Subadviser’s overall portfolio construction. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the four regions are then combined into the Fund’s overall portfolio. This results in a portfolio that generally maintains investments in between 350 and 450 companies. While inherently diversified, a bias towards smaller and mid cap businesses in niche industries, coupled with a particularly long holding period, result in a portfolio that is significantly differentiated from the Fund’s benchmark index.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Capital Cycle Risk: The Subadviser’s assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

5

Fund Summary
Harbor Diversified International All Cap Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	6.40%	Q3 2016
Worst Quarter	-2.46%	Q1 2016

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Diversified International All Cap Fund
Institutional Class Before Taxes	-0.01%	N/A	N/A	-2.03%	11-02-2015
After Taxes on Distributions	-0.21%	N/A	N/A	-2.22%
After Taxes on Distributions and Sale of Fund Shares	0.37%	N/A	N/A	-1.46%
Administrative Class Before Taxes	-0.27%	N/A	N/A	-2.28%	11-02-2015
Investor Class Before Taxes	-0.34%	N/A	N/A	-2.35%	11-02-2015
Retirement Class* Before Taxes	0.04%	N/A	N/A	-1.99%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Ex. U.S. (ND)^	4.50%	N/A	N/A	0.35%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Marathon Asset Management LLP (“Marathon-London”) has subadvised the Fund since its inception in 2015.
Portfolio Managers
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since its inception in 2015.
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since its inception in 2015.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Michael Godfrey
Marathon Asset Management LLP
Mr. Godfrey is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
David Cull
Marathon Asset Management LLP
Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Robert Anstey
Marathon Asset Management LLP
Mr. Anstey is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Simon Somerville
Marathon Asset Management LLP
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2016.

6

Fund Summary
Harbor Diversified International All Cap Fund

Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

7

Harbor International Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.16%	0.16%	0.28%	0.08%
Total Annual Fund Operating Expenses[1]	0.91%	1.16%	1.28%	0.83%
Expense Reimbursement1,[2]	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.85%	1.10%	1.22%	0.77%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.77% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 87	$284	$498	$1,114
Administrative Class	$112	$363	$633	$1,404
Investor Class	$124	$400	$696	$1,540
Retirement Class	$ 79	$259	$455	$1,020

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 19%.
Principal Investment Strategy
The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that the Subadviser believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in at least three different countries outside of the United States.
The Subadviser primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins and returns on invested capital. The Subadviser normally evaluates these characteristics over a three to five year time horizon. The Subadviser may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund’s foreign currency exposure to attempt to preserve the value of the Fund’s investments in U.S. dollar terms. However, the Subadviser does not normally expect to hedge the Fund’s foreign currency exposure.
When evaluating individual companies for investment, the Subadviser normally focuses on the following:
■	Opportunity: The Subadviser looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company’s product offerings, any enduring cost or technology advantages and the loyalty of the company’s customers.
■	Execution: The Subadviser looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company’s financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team’s actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.
■	Valuation: After identifying a pool of companies with attractive growth opportunities and capable management teams, the Subadviser then focuses on identifying those companies that are undervalued relative to their current stock price based upon the Subadviser’s view of the company’s future growth potential.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a material diminution to either the company’s growth opportunity or in the level of confidence the Subadviser has in company management’s ability to exploit that opportunity. This may occur as a result of a new technological or competitive threat to the company or industry or an unexpected change in strategic direction from company management. The Subadviser also regularly considers the company’s valuation, and whether the current stock price has risen to a level that better reflects the Subadviser’s view of the company’s future growth potential. However, the Subadviser does not normally trade based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.

8

Fund Summary
Harbor International Growth Fund

Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Effective May 21, 2013, Baillie Gifford Overseas Limited became the Fund’s subadviser. Performance data prior to that date is not attributable to Baillie Gifford.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	25.91%	Q2 2009
Worst Quarter	-26.40%	Q4 2008

9

Fund Summary
Harbor International Growth Fund

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor International Growth Fund
Institutional Class Before Taxes	0.54%	5.44%	0.58%	3.04%	11-01-1993
After Taxes on Distributions	0.35%	5.26%	0.46%	N/A
After Taxes on Distributions and Sale of Fund Shares	0.70%	4.60%	0.68%	N/A
Administrative Class Before Taxes	0.18%	5.14%	0.32%	5.47%	11-01-2002
Investor Class Before Taxes	0.12%	5.05%	0.21%	5.35%	11-01-2002
Retirement Class* Before Taxes	0.52%	5.43%	0.58%	3.04%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Ex. U.S. (ND)^	4.50%	5.00%	0.96%	N/A ^^
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
^^	Since Inception return not available since the index has not been in existence as long as the Fund.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Baillie Gifford Overseas Limited (“Baillie Gifford”) has subadvised the Fund since May 2013.
Portfolio Managers
Gerard Callahan Baillie Gifford Overseas Limited
Mr. Callahan is a Portfolio Manager and Chair of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2013.
Iain Campbell Baillie Gifford Overseas Limited
Mr. Campbell is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2013.
Joe Faraday, CFA Baillie Gifford Overseas Limited
Mr. Faraday is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2013.
Moritz Sitte, CFA Baillie Gifford Overseas Limited
Mr. Sitte is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2014.
Sophie Earnshaw, CFA Baillie Gifford Overseas Limited
Ms. Earnshaw is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2014.
Tom Walsh, CFA Baillie Gifford Overseas Limited
Mr. Walsh is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2014.

10

Fund Summary
Harbor International Growth Fund

Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

11

Harbor International Small Cap Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	1.71%	1.71%	1.83%	1.63%
Total Annual Fund Operating Expenses[1]	2.56%	2.81%	2.93%	2.48%
Expense Reimbursement1,[2]	(1.61)%	(1.61)%	(1.61)%	(1.61)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.95%	1.20%	1.32%	0.87%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.95%, 1.20%, 1.32% and 0.87% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 97	$643	$1,216	$2,774
Administrative Class	$122	$718	$1,341	$3,021
Investor Class	$134	$755	$1,401	$3,137
Retirement Class	$ 89	$618	$1,175	$2,694

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate for the period February 1, 2016 (inception) through October 31, 2016 was 35%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap foreign companies. We define small cap companies as those with market capitalizations that fall within the range of the MSCI EAFE (Europe, Australasia and Far East) Small Cap (ND) Index, provided that if the upper end of that range falls below $5 billion, we will continue to define those companies with market capitalization between the upper end of the range of the Index and $5 billion as small cap companies. Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. As of December 31, 2016, the range of the Index was $3 million to $9.0 billion, but it is expected to change frequently.
The Subadviser’s investment strategy focuses on identifying companies that have unrecognized earnings growth, such as where earnings growth prospects are better than market expectations or where current earnings growth is not fully reflected in the stock price. The Subadviser first employs a range of quantitative and qualitative screens to create a research universe of approximately 600 companies. The Subadviser then uses fundamental, bottom-up research to evaluate, and ultimately rank, those companies in three primary areas: quality, growth and upside. In ranking individual stocks for potential investment, the Subadviser considers the degree to which the company possesses some or all of the following characteristics across those three primary areas:
■	a quality business franchise with a competitive advantage, efficiency in operations and/or stability
■	competent company management committed to the business and aligned with shareholder interests
■	a stable balance sheet
■	earnings growth over recent periods, such as the past three years and/or the past 12 months
■	prospects for earnings growth over the next five years that are better than the market consensus
■	reasonable company valuation indicating a strong upside potential in the stock price over the next 9 to 12 months
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. Up to 20% of the Fund’s total assets may be invested in emerging market companies, which we define as those countries included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia. The Fund typically expects to maintain investments in a diversified portfolio of between approximately 80 and 110 stocks under normal market conditions, with no one individual holding normally representing more than 3% of the Fund’s total assets. The Subadviser may sell a portfolio holding when the Subadviser believes the company’s earnings growth prospects have been fully reflected in the stock price, the perceived catalyst needed for the market to recognize the earnings growth prospects has disappeared or is expected to take too long to materialize, a significantly more attractive investment idea is identified or the stock’s ranking by the Subadviser in terms of growth, quality and upside declines materially.

12

Fund Summary
Harbor International Small Cap Fund

Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Baring International Investment Limited (“Barings”) has subadvised the Fund since its inception in 2016.
Portfolio Managers
Nicholas M. Williams Baring International Investment Limited
Mr. Williams is a Portfolio Manager and Head of the Small Cap Equity Team at Barings and has co-managed the Fund since its inception in 2016.
Colin C. Riddles Baring International Investment Limited
Mr. Riddles is a Portfolio Manager at Barings and has co-managed the Fund since its inception in 2016.
Rosemary C. Simmonds, CFA Baring International Investment Limited
Ms. Simmonds is a Portfolio Manager at Barings and has co-managed the Fund since its inception in 2016.

13

Fund Summary
Harbor International Small Cap Fund

Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

14

Harbor Global Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.30%	0.30%	0.42%	0.22%
Total Annual Fund Operating Expenses[1]	1.05%	1.30%	1.42%	0.97%
Expense Reimbursement1,[2]	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.90%	1.15%	1.27%	0.82%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.90%, 1.15%, 1.27% and 0.82% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 92	$319	$565	$1,269
Administrative Class	$117	$397	$699	$1,555
Investor Class	$129	$435	$762	$1,689
Retirement Class	$ 84	$294	$522	$1,176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 76%.
Principal Investment Strategy
The Fund invests primarily in common stocks of a limited number of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest less than 40%, but at least 30%, of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.
In selecting investments for the Fund, the Subadviser uses an approach that emphasizes the selection of what the Subadviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. Through this “top-down” analysis, the Subadviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.
In the bottom-up analysis, the Subadviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.
As part of this fundamental, “bottom-up” research, the Subadviser may visit with a company’s management and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Subadviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated

15

Fund Summary
Harbor Global Growth Fund

interpretations of corporate data and company and industry developments.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.
The Subadviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the Subadviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the Subadviser’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Limited Number of Holdings Risk: Because the Fund may invest in a limited number of companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

16

Fund Summary
Harbor Global Growth Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	21.97%	Q1 2012
Worst Quarter	-21.13%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Global Growth Fund
Institutional Class Before Taxes	-4.61%	11.59%	N/A	15.93%	03-01-2009
After Taxes on Distributions	-4.61%	10.08%	N/A	14.22%
After Taxes on Distributions and Sale of Fund Shares	-2.61%	9.10%	N/A	12.91%
Administrative Class Before Taxes	-4.85%	11.31%	N/A	15.64%	03-01-2009
Investor Class Before Taxes	-4.93%	11.19%	N/A	15.50%	03-01-2009
Retirement Class* Before Taxes	-4.57%	11.60%	N/A	15.93%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World (ND)^	7.86%	9.36%	N/A	13.32%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Marsico Capital Management, LLC (“Marsico”) has subadvised the Fund since its inception in 2009.
Portfolio Manager
Thomas Marsico Marsico Capital Management, LLC
Mr. Marsico is the Chief Executive Officer and Chief Investment Officer of Marsico and has managed the Fund since its inception in 2009.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

17

Fund Summary
Harbor Global Growth Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.
18

Harbor Emerging Markets Equity Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.55%	0.55%	0.67%	0.47%
Total Annual Fund Operating Expenses[1]	1.50%	1.75%	1.87%	1.42%
Expense Reimbursement1,[2]	(0.35)%	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	1.15%	1.40%	1.52%	1.07%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 1.15%, 1.40%, 1.52% and 1.07% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$117	$440	$785	$1,761
Administrative Class	$143	$517	$916	$2,033
Investor Class	$155	$554	$978	$2,162
Retirement Class	$109	$415	$743	$1,672

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 49%.
Principal Investment Strategy
The Fund invests primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital.
Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index, but may include other countries with similar characteristics. As of January 31, 2017, the MSCI Emerging Markets (ND) Index includes the following 23 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The Subadviser uses proprietary, fundamental research to identify companies with solid businesses for investment that it believes have an intrinsic value that is higher than the company’s value as determined by its current stock price. When selecting individual companies for investment, the Subadviser normally looks for:
■	Sound management
■	Quality business model
■	Positive cash flow generation
■	Strong market position
■	Industry growth potential
■	Sustainable advantages
■	Stock trading at a significant discount to intrinsic value
In constructing the overall portfolio of investments for the Fund, the Subadviser actively considers the risk of loss that can occur as a result of unpredictable market events and seeks to construct a portfolio that is appropriately diversified across various countries and sectors. The Subadviser also carefully monitors developments on both the company level and global macro level to seek to identify circumstances that could cause the risk in the portfolio to increase beyond desired levels.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a less appealing risk/reward profile for the company, price appreciation in the company’s stock resulting in overvaluation, deceleration of the company’s revenue or earnings growth, deterioration in the company’s business, or issues developing with company management.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or

19

Fund Summary
Harbor Emerging Markets Equity Fund

unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Emerging Market Securities Risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in emerging market issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	11.02%	Q3 2016
Worst Quarter	-20.50%	Q3 2015

20

Fund Summary
Harbor Emerging Markets Equity Fund

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Emerging Markets Equity Fund
Institutional Class Before Taxes	13.70%	N/A	N/A	-5.10%	11-01-2013
After Taxes on Distributions	13.64%	N/A	N/A	-5.12%
After Taxes on Distributions and Sale of Fund Shares	8.26%	N/A	N/A	-3.68%
Administrative Class Before Taxes	13.44%	N/A	N/A	-5.34%	11-01-2013
Investor Class Before Taxes	13.21%	N/A	N/A	-5.45%	11-01-2013
Retirement Class* Before Taxes	13.77%	N/A	N/A	-5.08%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI Emerging Markets (ND)^	11.19%	N/A	N/A	-3.32%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Oaktree Capital Management, L.P. (“Oaktree”) has subadvised the Fund since its inception in 2013.
Portfolio Managers
Frank Carroll Oaktree Capital Management, L.P.
Mr. Carroll is a Managing Director and Co-Portfolio Manager of Oaktree and has co-managed the Fund since its inception in 2013.
Tim Jensen Oaktree Capital Management, L.P.
Mr. Jensen is a Managing Director and Co-Portfolio Manager of Oaktree and has co-managed the Fund since its inception in 2013.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.

21

Fund Summary
Harbor Emerging Markets Equity Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.
22

Additional Information about the Funds' Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For Harbor Emerging Markets Equity Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.

Equity Securities
Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Non-Principal Investments
Derivative Instruments
Each Fund may, but is not required to, use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund may depart from its principal investment strategies by taking large temporary investment positions (i.e., in cash or investment-grade debt securities).
The Funds may invest without limit in equity securities of U.S. issuers and investment-grade notes and bonds.
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for a Fund, each Subadviser believes that the portfolio transactions are in the best interests of shareholders.
23

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Group N.V. (“Robeco Group”), a subsidiary of ORIX Corporation (“ORIX”).  Robeco Group is a holding company of asset management subsidiaries.  As of December 31, 2016, the Robeco Group had EUR 281 billion in assets under management.   ORIX is a global financial services company based in Tokyo, Japan.  ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services.  The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $69 billion as of December 31, 2016.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor Funds’ business affairs. For the year ended October 31, 2016, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, not including interest expense (if any), of each Fund until February 28, 2018, as disclosed in each Fund’s “Fund Summary” section. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor International Fund	0.67%
Up to $12 billion		0.75% [a]
In excess of $12 billion		0.65 [a]
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor International Growth Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Global Growth Fund	0.75	0.75
Harbor Emerging Markets Equity Fund	0.95	0.95
[a]	The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. The Adviser has contractually agreed to reduce the management fee to 0.63% on assets between $24 billion and $36 billion, 0.58% on assets between $36 billion and $48 billion and 0.57% on assets over $48 billion through February 28, 2018.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds is available in Harbor Funds' most recent semi-annual report to shareholders (for the 6-month period ended April 30).
24

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds. For those Subadvisers that utilize an investment committee to make investment decisions for a Fund, additional information about the operation of the investment committee is set forth below.
Harbor International Fund
Northern Cross, LLC, located at 125 Summer Street, 14th Floor, Suite 1410, Boston, MA 02110, serves as Subadviser to Harbor International Fund. Howard Appleby, Jean-Francois Ducrest and James LaTorre make the day-to-day investment decisions for the Fund using a team approach. Each of the portfolio managers have equal responsibility in contributing investment ideas and research to the team regarding the Fund’s portfolio. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Howard Appleby, CFA	2009	Portfolio Manager; Since 2003, Principal of Northern Cross, LLC; Since 2003, President of MJS International.
Jean-Francois Ducrest	2009	Portfolio Manager; Since 2003, Principal of Northern Cross, LLC; Since 2003, President of PGN Advisors.
James LaTorre, CFA	2009	Portfolio Manager; Since 2003, Principal of Northern Cross, LLC; Since 1996, President of Summit International Investments.
25

The Adviser and Subadvisers

Harbor Diversified International All Cap Fund
Marathon Asset Management LLP, located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon Asset Management LLP employs a team approach. Messrs. Arah and Somerville invest in Japan, Messrs. Ostrer, Carter and Longhurst invest in Europe, Messrs. Godfrey and Cull invest in Asia Pacific ex-Japan and emerging markets, and Mr. Anstey invests in North America. Each manages their piece autonomously; however, Mr. Ostrer and Mr. Arah are jointly responsible for determining the regional allocation.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Neil M. Ostrer	2015	Portfolio Manager; Since 1986, Portfolio Manager and co-founder of Marathon Asset Management LLP.
William J. Arah	2015	Portfolio Manager; Since 1987, Portfolio Manager and co-founder of Marathon Asset Management LLP.
Charles Carter	2015	Portfolio Manager; Since 2007, Portfolio Manager of Marathon Asset Management LLP; From 1998- 2007, Analyst of Marathon Asset Management LLP.
Nick Longhurst	2015	Portfolio Manager; Since 2010, Portfolio Manager of Marathon Asset Management LLP; From 2003- 2010, Analyst of Marathon Asset Management LLP.
Michael Godfrey	2015	Portfolio Manager; Since 2012, Portfolio Manager of Marathon Asset Management LLP; From 2008-2012, co-manager of M&G Investments.
David Cull	2015	Portfolio Manager; Since 2015, Portfolio Manager of Marathon Asset Management LLP; From 2012-2015, Analyst of Marathon Asset Management LLP; From 2007-2012, Global Equity Analyst of M&G Investments.
Robert Anstey	2015	Portfolio Manager; Since 2014, Portfolio Manager of Marathon Asset Management LLP; From 2001-2013, Head of U.S. Equities of Hermes Fund Managers Ltd.
Simon Somerville	2016	Portfolio Manager; Since 2016, Portfolio Manager of Marathon Asset Management LLP; From 2014-2016, Strategy Head of Japan Equities of Jupiter Asset Management; From 2005-2014, Head of Pan Asian Equities, Co-Head of Asian Equities of Jupiter Asset Management.
26

The Adviser and Subadvisers

Harbor International Growth Fund
Baillie Gifford Overseas Limited, located at Calton Square, 1 Greenside Row, Edinburgh, Scotland, serves as Subadviser to Harbor International Growth Fund. Each of the Portfolio Managers listed below are members of Baillie Gifford Overseas Limited’s Portfolio Construction Group, which has the responsibility for making the day-to-day investment decisions for the Fund using a team based approach. The Portfolio Construction Group includes Portfolio Managers from Baillie Gifford Overseas Limited’s regional equity specialist teams who participate in the investment decision making process across the Fund’s portfolio.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Gerard Callahan	2013	Portfolio Manager; Since 2010, Chairman of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2000, Partner of Baillie Gifford & Co.; Since 1991, Portfolio Manager of Baillie Gifford Overseas Limited.
Iain Campbell	2013	Portfolio Manager; Since 2010, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2004, Portfolio Manager of Baillie Gifford Overseas Limited.
Joe Faraday, CFA	2013	Portfolio Manager; Since 2007, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2002, Portfolio Manager of Baillie Gifford Overseas Limited.
Moritz Sitte, CFA	2014	Portfolio Manager; Since 2014, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2010, Portfolio Manager of Baillie Gifford Overseas Limited.
Sophie Earnshaw, CFA	2014	Portfolio Manager; Since 2014, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2009, Portfolio Manager of Baillie Gifford Overseas Limited.
Tom Walsh, CFA	2014	Portfolio Manager; Since 2014, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2009, Portfolio Manager of Baillie Gifford Overseas Limited.

Harbor International Small Cap Fund
Baring International Investment Limited, located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom, serves as Subadviser to Harbor International Small Cap Fund. The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Nicholas M. Williams	2016	Portfolio Manager; Since 2004, Portfolio Manager and Head of the Small Cap Equity Team of Baring International Investment Limited.
Colin C. Riddles	2016	Portfolio Manager; Since 2010, Portfolio Manager of Baring International Investment Limited.
Rosemary C. Simmonds, CFA	2016	Portfolio Manager; Since 2010, Portfolio Manager of Baring International Investment Limited.
27

The Adviser and Subadvisers

Harbor Global Growth Fund
Marsico Capital Management LLC, located at 1200 17th Street, Suite 1600, Denver, CO 80202, serves as Subadviser to Harbor Global Growth Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Thomas Marsico	2009	Portfolio Manager; Since 1997, Chief Executive Officer and Chief Investment Officer of Marsico Capital Management, LLC.

Harbor Emerging Markets Equity Fund
Oaktree Capital Management, L.P., located at 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071, serves as Subadviser to Harbor Emerging Markets Equity Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Frank Carroll	2013	Portfolio Manager; Since 1999, Managing Director and Co-Portfolio Manager of Oaktree Capital Management, L.P.
Tim Jensen	2013	Portfolio Manager; Since 2000, Managing Director and Co-Portfolio Manager of Oaktree Capital Management, L.P.
28

The Adviser and Subadvisers

Marathon-London MSCI AC World Ex. U.S. Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Marathon-London, the Subadviser to Harbor Diversified International All Cap Fund. The Marathon MSCI AC World Ex. U.S. Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Marathon-London that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns are presented in U.S. dollars. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Marathon- London has prepared and presented the historical performance shown for the Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Marathon-London in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses payable by the Institutional, Administrative, Investor and Retirement Class shares of the Fund for the fiscal year ended October 31, 2016 were used.
The historical performance of the Composite is not that of Harbor Diversified International All Cap Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on November 2, 2015 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts currently comprising the Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite. However, Marathon-London does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

marathon-london msci ac world ex. u.s. composite*
	For the Periods Ended December 31, 2016:
Composite*	1 Year	5 Years	10 Years	Since Inception
Composite net of all Institutional Class operating expenses	0.63%	7.48%	3.56%	7.37%
Composite net of all Administrative Class operating expenses	0.38	7.21	3.30	7.11
Composite net of all Investor Class operating expenses	0.26	7.08	3.18	6.98
Composite net of all Retirement Class operating expenses	0.68	7.53	3.61	7.43
Composite gross of all operating expenses	1.49	8.40	4.44	8.29
MSCI AC World Ex. U.S. (ND) Index**	4.50	5.00	0.96	N/A

	For the Periods Ended December 31:
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
Composite net of all Institutional Class operating expenses	16.90%	-40.27%	33.90%	16.84%	-9.45%	18.07%	24.82%	-5.76%	2.63%	0.63%
Composite net of all Administrative Class operating expenses	16.61	-40.42	33.57	16.55	-9.68	17.77	24.50	-6.00	2.38	0.38
Composite net of all Investor Class operating expenses	16.47	-40.49	33.41	16.41	-9.79	17.63	24.36	-6.11	2.25	0.26
Composite net of all Retirement Class operating expenses	16.96	-40.24	33.97	16.90	-9.41	18.13	24.88	-5.72	2.68	0.68
Composite gross of all operating expenses	17.90	-39.76	35.05	17.84	-8.68	19.08	25.88	-4.96	3.51	1.49
MSCI AC World Ex. U.S. (ND) Index**	16.65	-45.53	41.45	11.15	-13.71	16.83	15.29	-3.87	-5.66	4.50

*	This is not the performance of Harbor Diversified International All Cap Fund. As of December 31, 2016, the Composite was composed of 7 accounts, totaling approximately $2.9 billion. The inception date of the Composite was June 30, 1994.
**	The MSCI AC World Ex. U.S. (ND) Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
29

The Adviser and Subadvisers

Barings International Small Cap Equity Composite Performance Information
The following table presents the past performance of a composite managed by Baring International Investment Limited (“Barings”), the Subadviser to Harbor International Small Cap Fund. The Barings International Small Cap Equity Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Barings that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns are presented in U.S. dollars and include the reinvestment of interest, dividends and any other distributions. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Barings in managing portfolios with investment strategies and techniques substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses payable by the Institutional, Administrative, Investor and Retirement Class shares of the Fund for the fiscal year ended October 31, 2016 were used.
The historical performance of the Composite is not that of the Harbor International Small Cap Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on February 1, 2016 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts currently comprising the Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite. However, Barings does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

barings international small cap equity composite*
	For the Periods Ended December 31, 2016:
Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	-0.71%	4.15%	14.02%	12.62%
Composite net of all Administrative Class operating expenses	-0.96	3.89	13.74	12.34
Composite net of all Investor Class operating expenses	-1.08	3.76	13.60	12.20
Composite net of all Retirement Class operating expenses	-0.66	4.20	14.08	12.68
Composite gross of all operating expenses	0.24	5.14	15.11	13.70
MSCI EAFE Small Cap (ND) Index**	2.18	2.10	10.56	10.19

	For the Periods Ended December 31:
	2009***	2010	2011	2012	2013	2014	2015	2016
Composite net of all Institutional Class operating expenses	22.36%	25.06%	-16.49%	25.37%	36.08%	-0.06%	13.83%	-0.71%
Composite net of all Administrative Class operating expenses	22.18	24.74	-16.70	25.06	35.74	-0.30	13.55	-0.96
Composite net of all Investor Class operating expenses	22.10	24.59	-16.80	24.91	35.58	-0.42	13.41	-1.08
Composite net of all Retirement Class operating expenses	22.40	25.12	-16.45	25.43	36.15	-0.01	13.89	-0.66
Composite gross of all operating expenses	23.04	26.25	-15.69	26.57	37.38	0.90	14.92	0.24
MSCI EAFE Small Cap (ND) Index**	23.21	22.04	-15.94	20.00	29.30	-4.95	9.59	2.18

*	This is not the performance of Harbor International Small Cap Fund. As of December 31, 2016, the Composite was composed of 2 accounts, totaling approximately $78 million. The inception date of the Composite was May 31, 2009.
**	The MSCI EAFE Small Cap (ND) Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
***	For the period May 31, 2009 (inception) through December 31, 2009.
30

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds' separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, Harbor Funds Distributors, Inc. and Harbor Services Group, Inc. do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Available to individual and institutional investors
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.21% of average daily net assets
■ $2,500 minimum investment in each Fund for regular accounts
■ $1,000 minimum investment in each Fund for IRA and UTMA/UGMA accounts

Retirement Class	Available to individual and institutional investors
■ No 12b-1 fee and no revenue sharing payments of any kind by the Fund, the Adviser or its affiliates
■ Transfer agent fee of up to 0.01% of average daily net assets
■ No minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers
■ $1,000,000 minimum investment in each Fund for all other types of accounts, including individual accounts, personal plans such as Individual Retirement Accounts (IRAs), SEP IRAs, Simple IRAs and individual 403(b) plans, and institutional accounts that are not maintained by a financial intermediary at an omnibus or plan level with Harbor Funds
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”
31

Your Harbor Funds Account
Choosing a Share Class

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.
32

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)	Current trustees and officers of Harbor Funds.
(f)	Current partners and employees of legal counsel to Harbor Funds.
(g)	Current directors, officers or employees of the Adviser and its affiliates.
(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.
(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).
(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.
(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.
(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.
(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
33

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Harbor funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
34

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
35

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional, Administrative or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
36

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
37

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.
38

Your Harbor Funds Account
How to Sell Shares

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
39

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
40

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts
41

Shareholder and Account Policies

where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day (30th day for Harbor Diversified International All Cap Fund) following quarter end on harborfunds.com. In addition, the Funds’ top ten (top twenty for Harbor Diversified International All Cap Fund) portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day (15th day for Harbor Diversified International All Cap Fund) following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Fund generally do
42

Shareholder and Account Policies

not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds' securities trade remain open.
Each Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.
43

Shareholder and Account Policies

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then current NAV. If you are an Institutional Class investor and do not maintain the required $50,000 minimum investment, Harbor Funds reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.  If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then current NAV for shares of that Fund’s Institutional Class.
Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.
44

Shareholder and Account Policies

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
45

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. As described in the Funds’ Statement of Additional Information, this maximum 15% or 20% rate will not apply to dividends from certain non-U.S. corporations. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds' Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.
46

Shareholder and Account Policies

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
47

Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70 1/2 and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59 1/2 are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70 1/2.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — The Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.
48

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
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50

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
HARBOR INTERNATIONAL FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 65.67	$ 68.09	$ 70.79	$ 59.12	$ 56.19
Income from Investment Operations
Net investment income/(loss)[a]	0.99 [e]	1.22 [e]	1.25	1.24	1.10
Net realized and unrealized gains/(losses) on investments	(3.51)	(2.22)	(2.45)	11.69	3.15
Total from investment operations	(2.52)	(1.00)	(1.20)	12.93	4.25
Less Distributions
Dividends from net investment income	(1.08)	(1.42)	(1.50)	(1.26)	(1.32)
Distributions from net realized capital gains[1]	(1.77)	—	—	—	—
Total distributions	(2.85)	(1.42)	(1.50)	(1.26)	(1.32)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	60.30	65.67	68.09	70.79	59.12
Net assets end of period (000s)	$33,201,899	$41,195,827	$43,385,100	$39,828,959	$29,723,443
Ratios and Supplemental Data (%)
Total return[b]	(3.74)%	(1.48)%	(1.69)%	22.19%	7.95%
Ratio of total expenses to average net assets[2]	0.79	0.76	0.76	0.76	0.78
Ratio of net expenses to average net assets[a]	0.77	0.74	0.73	0.74	0.77
Ratio of net investment income to average net assets[a]	1.66	1.80	1.78	1.96	1.96
Portfolio turnover	14	25	11	10	11

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 64.86	$ 67.23	$ 69.92	$ 58.42	$ 55.51
Income from Investment Operations
Net investment income/(loss)[a]	0.73 [e]	0.96 [e]	1.07	1.01	0.87
Net realized and unrealized gains/(losses) on investments	(3.43)	(2.19)	(2.51)	11.54	3.14
Total from investment operations	(2.70)	(1.23)	(1.44)	12.55	4.01
Less Distributions
Dividends from net investment income	(0.78)	(1.14)	(1.25)	(1.05)	(1.10)
Distributions from net realized capital gains[1]	(1.77)	—	—	—	—
Total distributions	(2.55)	(1.14)	(1.25)	(1.05)	(1.10)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	59.61	64.86	67.23	69.92	58.42
Net assets end of period (000s)	$ 2,188,360	$ 3,756,852	$ 4,786,270	$ 5,279,866	$ 4,169,704
Ratios and Supplemental Data (%)
Total return[b]	(4.09)%	(1.84)%	(2.05)%	21.76%	7.54%
Ratio of total expenses to average net assets[2]	1.16	1.13	1.13	1.13	1.15
Ratio of net expenses to average net assets[a]	1.14	1.11	1.10	1.11	1.14
Ratio of net investment income to average net assets[a]	1.23	1.43	1.46	1.60	1.60
Portfolio turnover	14	25	11	10	11
See page 61 for notes to the Financial Highlights.
51

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' most recent annual report to shareholders, which is available upon request.

Administrative Class
2016	2015	2014	2013	2012
$ 65.32	$ 67.48	$ 70.18	$ 58.63	$ 55.72

0.79 [e]	1.04 [e]	1.91 [i]	1.03	0.99
(3.44)	(2.20)	(3.27)	11.63	3.09
(2.65)	(1.16)	(1.36)	12.66	4.08

(0.91)	(1.00)	(1.34)	(1.11)	(1.17)
(1.77)	—	—	—	—
(2.68)	(1.00)	(1.34)	(1.11)	(1.17)
—	—	—	—*	—*
59.99	65.32	67.48	70.18	58.63
$510,575	$831,967	$961,478	$2,896,387	$2,210,914

(3.97)%	(1.73)%	(1.93)%	21.87%	7.67%
1.04	1.01	1.01	1.01	1.03
1.02	0.99	0.98	0.99	1.02
1.33	1.54	1.85	1.66	1.71
14	25	11	10	11

Retirement Class
2016 [f]
$ 57.14

0.68 [e]
2.50
3.18

—
—
—
—
60.32
$739,842

5.57% [c]
0.75 [d]
0.72 [d]
1.68 [d]
14
52

Financial Highlights

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Year Ended October 31,	2016 [g]	2016 [g]	2016 [g]	2016 [f]
Net asset value beginning of period	$ 10.00	$10.00	$10.00	$ 9.21
Income from Investment Operations
Net investment income/(loss)[a]	0.20 [e]	0.13 [e]	0.12 [e]	0.06 [e]
Net realized and unrealized gains/(losses) on investments	(0.42)	(0.38)	(0.38)	0.50
Total from investment operations	(0.22)	(0.25)	(0.26)	0.56
Less Distributions
Dividends from net investment income	(0.01)	—*	—	—
Distributions from net realized capital gains[1]	—	—	—	—
Total distributions	(0.01)	—*	—	—
Net asset value end of period	9.77	9.75	9.74	9.77
Net assets end of period (000s)	$150,263	$ 246	$ 329	$1,786
Ratios and Supplemental Data (%)
Total return[b]	(2.25)% [c]	(2.49)% [c]	(2.60)% [c]	6.08% [c]
Ratio of total expenses to average net assets[2]	1.22 [d]	1.46 [d]	1.59 [d]	1.17 [d]
Ratio of net expenses to average net assets[a]	0.85 [d]	1.10 [d]	1.22 [d]	0.80 [d]
Ratio of net investment income to average net assets[a]	2.13 [d]	1.39 [d]	1.28 [d]	0.97 [d]
Portfolio turnover	68 [c]	68 [c]	68 [c]	68 [c]
See page 61 for notes to the Financial Highlights.
53

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54

Financial Highlights

HARBOR INTERNATIONAL GROWTH FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013 [j]	2012
Net asset value beginning of period	$ 12.71	$ 12.75	$ 13.01	$ 11.60	$ 11.10
Income from Investment Operations
Net investment income/(loss)[a]	0.17 [e]	0.15 [e]	0.16	0.44	0.44
Net realized and unrealized gains/(losses) on investments	0.14	—*	(0.23)	1.67	0.06
Total from investment operations	0.31	0.15	(0.07)	2.11	0.50
Less Distributions
Dividends from net investment income	(0.13)	(0.19)	(0.19)	(0.70)	—
Distributions from net realized capital gains[1]	—	—	—	—	—
Total distributions	(0.13)	(0.19)	(0.19)	(0.70)	—
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	12.89	12.71	12.75	13.01	11.60
Net assets end of period (000s)	$277,638	$254,461	$196,062	$196,412	$324,404
Ratios and Supplemental Data (%)
Total return[b]	2.46%	1.22%	(0.54)%	19.09%	4.50%
Ratio of total expenses to average net assets[2]	0.90	0.89	0.88	0.93	0.87
Ratio of net expenses to average net assets[a]	0.85	0.85	0.85	0.89	0.87
Ratio of net investment income to average net assets[a]	1.36	1.19	1.23	1.38	1.22
Portfolio turnover	19	20	30	166	70

	Investor Class
Year Ended October 31,	2016	2015	2014	2013 [j]	2012
Net asset value beginning of period	$ 12.60	$ 12.64	$ 12.89	$ 11.50	$ 11.05
Income from Investment Operations
Net investment income/(loss)[a]	0.12 [e]	0.10 [e]	—*	0.06	0.05
Net realized and unrealized gains/(losses) on investments	0.15	—*	(0.11)	1.99	0.40
Total from investment operations	0.27	0.10	(0.11)	2.05	0.45
Less Distributions
Dividends from net investment income	(0.08)	(0.14)	(0.14)	(0.66)	—
Distributions from net realized capital gains[1]	—	—	—	—	—
Total distributions	(0.08)	(0.14)	(0.14)	(0.66)	—
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	12.79	12.60	12.64	12.89	11.50
Net assets end of period (000s)	$ 13,466	$ 15,978	$ 17,429	$ 20,458	$ 20,203
Ratios and Supplemental Data (%)
Total return[b]	2.15%	0.81%	(0.85)%	18.60%	4.07%
Ratio of total expenses to average net assets[2]	1.27	1.26	1.25	1.30	1.24
Ratio of net expenses to average net assets[a]	1.22	1.22	1.22	1.26	1.24
Ratio of net investment income to average net assets[a]	0.99	0.79	0.87	0.98	0.80
Portfolio turnover	19	20	30	166	70
See page 61 for notes to the Financial Highlights.
55

Administrative Class
2016	2015	2014	2013 [j]	2012
$12.63	$12.66	$12.93	$11.52	$11.06

0.16 [e]	0.15 [e]	(0.08)	0.01	0.11
0.12	(0.03)	(0.03)	2.07	0.35
0.28	0.12	(0.11)	2.08	0.46

(0.04)	(0.15)	(0.16)	(0.67)	—
—	—	—	—	—
(0.04)	(0.15)	(0.16)	(0.67)	—
—	—	—	—*	—*
12.87	12.63	12.66	12.93	11.52
$ 333	$ 329	$ 675	$ 919	$1,027

2.21%	0.96%	(0.83)%	18.89%	4.16%
1.15	1.14	1.13	1.18	1.12
1.10	1.10	1.10	1.14	1.12
1.25	1.20	1.08	1.09	0.90
19	20	30	166	70

Retirement Class
2016 [f]
$11.76

0.09 [e]
1.05
1.14

—
—
—
—
12.90
$2,360

9.69% [c]
0.86 [d]
0.80 [d]
1.06 [d]
19
56

Financial Highlights

HARBOR INTERNATIONAL SMALL CAP FUND
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Year Ended October 31,	2016 [h]	2016 [h]	2016 [h]	2016 [h]
Net asset value beginning of period	$ 10.00	$10.00	$10.00	$10.00
Income from Investment Operations
Net investment income/(loss)[a]	0.11 [e]	0.09 [e]	0.10 [e]	0.06 [e]
Net realized and unrealized gains/(losses) on investments	0.66	0.66	0.64	0.71
Total from investment operations	0.77	0.75	0.74	0.77
Less Distributions
Dividends from net investment income	—	—	—	—
Distributions from net realized capital gains[1]	—	—	—	—
Total distributions	—	—	—	—
Net asset value end of period	10.77	10.75	10.74	10.77
Net assets end of period (000s)	$17,509	$ 263	$ 287	$ 629
Ratios and Supplemental Data (%)
Total return[b]	7.70% [c]	7.50% [c]	7.40% [c]	7.70% [c]
Ratio of total expenses to average net assets[2]	2.55 [d]	2.80 [d]	2.92 [d]	2.50 [d]
Ratio of net expenses to average net assets[a]	0.95 [d]	1.20 [d]	1.32 [d]	0.90 [d]
Ratio of net investment income to average net assets[a]	1.40 [d]	1.16 [d]	1.33 [d]	0.73 [d]
Portfolio turnover	35 [c]	35 [c]	35 [c]	35 [c]
See page 61 for notes to the Financial Highlights.
57

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58

Financial Highlights

HARBOR GLOBAL GROWTH FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 21.83	$ 23.79	$ 23.78	$ 17.99	$ 15.88
Income from Investment Operations
Net investment income/(loss)[a]	0.01 [e]	(0.01) [e]	0.05	0.08	0.06
Net realized and unrealized gains/(losses) on investments	(0.83)	0.65	2.18	6.26	2.05
Total from investment operations	(0.82)	0.64	2.23	6.34	2.11
Less Distributions
Dividends from net investment income	—	(0.03)	(0.07)	(0.06)	—
Distributions from net realized capital gains[1]	(0.72)	(2.57)	(2.15)	(0.49)	—
Total distributions	(0.72)	(2.60)	(2.22)	(0.55)	—
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	20.29	21.83	23.79	23.78	17.99
Net assets end of period (000s)	$25,471	$34,402	$26,601	$24,734	$16,290
Ratios and Supplemental Data (%)
Total return[b]	(3.90)%	2.97%	10.08%	36.24%	13.29%
Ratio of total expenses to average net assets[2]	1.04	1.01	1.08	1.24	1.60
Ratio of net expenses to average net assets[a]	0.90	0.90	0.90	0.90	0.96
Ratio of net investment income to average net assets[a]	0.04	(0.06)	0.22	0.44	0.39
Portfolio turnover	76	106	141	110	91

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 21.49	$ 23.51	$ 23.54	$ 17.83	$ 15.80
Income from Investment Operations
Net investment income/(loss)[a]	(0.07) [e]	(0.10) [e]	(0.03)	0.01	(0.01)
Net realized and unrealized gains/(losses) on investments	(0.81)	0.65	2.15	6.20	2.04
Total from investment operations	(0.88)	0.55	2.12	6.21	2.03
Less Distributions
Dividends from net investment income	—	—	—*	(0.01)	—
Distributions from net realized capital gains[1]	(0.72)	(2.57)	(2.15)	(0.49)	—
Total distributions	(0.72)	(2.57)	(2.15)	(0.50)	—
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	19.89	21.49	23.51	23.54	17.83
Net assets end of period (000s)	$10,659	$13,693	$ 8,584	$ 5,988	$ 3,189
Ratios and Supplemental Data (%)
Total return[b]	(4.25)%	2.57%	9.68%	35.76%	12.85%
Ratio of total expenses to average net assets[2]	1.41	1.38	1.45	1.61	1.98
Ratio of net expenses to average net assets[a]	1.27	1.27	1.27	1.27	1.30
Ratio of net investment income to average net assets[a]	(0.35)	(0.44)	(0.17)	0.04	(0.01)
Portfolio turnover	76	106	141	110	91
See page 61 for notes to the Financial Highlights.
59

Administrative Class
2016	2015	2014	2013	2012
$21.65	$23.63	$23.65	$17.90	$15.83

(0.05) [e]	(0.07) [e]	0.01	0.04	0.03
(0.82)	0.66	2.14	6.22	2.04
(0.87)	0.59	2.15	6.26	2.07

—	—	(0.02)	(0.02)	—
(0.72)	(2.57)	(2.15)	(0.49)	—
(0.72)	(2.57)	(2.17)	(0.51)	—
—	—	—	—*	—*
20.06	21.65	23.63	23.65	17.90
$1,253	$1,198	$ 802	$ 562	$ 371

(4.17)%	2.74%	9.77%	35.89%	13.08%
1.29	1.26	1.33	1.49	1.85
1.15	1.15	1.15	1.15	1.21
(0.23)	(0.31)	(0.01)	0.17	0.14
76	106	141	110	91

Retirement Class
2016 [f]
$19.79

(0.03) [e]
0.53
0.50

—
—
—
—
20.29
$1,713

2.53% [c]
1.00 [d]
0.85 [d]
(0.18) [d]
76
60

Financial Highlights

HARBOR EMERGING MARKETS EQUITY FUND
	Institutional Class			Administrative Class
Year Ended October 31,	2016	2015	2014	2016	2015	2014
Net asset value beginning of period	$ 7.89	$ 10.05	$ 10.00	$ 7.87	$ 10.03	$10.00
Income from Investment Operations
Net investment income/(loss)[a]	0.07 [e]	0.08 [e]	0.05	0.05 [e]	0.04 [e]	0.05
Net realized and unrealized gains/(losses) on investments	0.71	(2.19)	—*	0.71	(2.18)	(0.02)
Total from investment operations	0.78	(2.11)	0.05	0.76	(2.14)	0.03
Less Distributions
Dividends from net investment income	(0.08)	(0.05)	—	(0.05)	(0.02)	—
Distributions from net realized capital gains[1]	—	—	—	—	—	—
Total distributions	(0.08)	(0.05)	—	(0.05)	(0.02)	—
Net asset value end of period	8.59	7.89	10.05	8.58	7.87	10.03
Net assets end of period (000s)	$36,390	$41,927	$27,294	$ 217	$ 197	$ 250
Ratios and Supplemental Data (%)
Total return[b]	9.99%	(21.10)%	0.50%	9.81%	(21.36)%	0.30%
Ratio of total expenses to average net assets[2]	1.49	1.47	2.34	1.74	1.72	2.59
Ratio of net expenses to average net assets[a]	1.15	1.17	1.25	1.40	1.43	1.50
Ratio of net investment income to average net assets[a]	0.93	0.90	0.78	0.69	0.49	0.47
Portfolio turnover	49	58	50	49	58	50

*	Less than $0.01.
1	Includes both short-term and long-term capital gains.
2	Percentage does not reflect reduction for credit balance arrangements.
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized.
d	Annualized.
e	Amounts are allocated based upon average shares outstanding during the period.
f	For the period March 1, 2016 (commencement of operations) through October 31, 2016.
g	For the period November 2, 2015 (inception) through October 31, 2016.
h	For the period February 1, 2016 (inception) through October 31, 2016.
i	The amount shown for a share outstanding does not correspond with the aggregate net investment income/(loss) for the period due to the timing of the sales and purchases of shares in relation to fluctuating market values of the investments of the Fund.
j	Effective May 21, 2013, Harbor International Growth Fund appointed Baillie Gifford Overseas Limited as its' Subadviser.
61

Investor Class			Retirement Class
2016	2015	2014	2016 [f]
$ 7.85	$ 10.01	$10.00	$ 6.90

0.05 [e]	0.04 [e]	0.03	0.05 [e]
0.70	(2.18)	(0.02)	1.64
0.75	(2.14)	0.01	1.69

(0.04)	(0.02)	—	—
—	—	—	—
(0.04)	(0.02)	—	—
8.56	7.85	10.01	8.59
$ 482	$ 406	$ 454	$1,335

9.69%	(21.45)%	0.10%	24.49% [c]
1.86	1.84	2.71	1.45 [d]
1.52	1.55	1.62	1.10 [d]
0.69	0.40	0.45	0.95 [d]
49	58	50	49
62

Harbor International & Global Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
International & Global Funds
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Administrative Class	2211	HRINX	411511652
Investor Class	2411	HIINX	411511645
Retirement Class	2511	HNINX	411512445
Harbor Diversified International All Cap Fund
Institutional Class	2038	HAIDX	411512593
Administrative Class	2238	HRIDX	411512585
Investor Class	2438	HIIDX	411512577
Retirement Class	2538	HNIDX	411512437
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Administrative Class	2217	HRIGX	411511637
Investor Class	2417	HIIGX	411511629
Retirement Class	2517	HNGFX	411512429
Harbor International Small Cap Fund
Institutional Class	2039	HAISX	411512569
Administrative Class	2239	HRISX	411512551
Investor Class	2439	HIISX	411512544
Retirement Class	2539	HNISX	411512536
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Administrative Class	2230	HRGAX	411512866
Investor Class	2430	HGGIX	411512858
Retirement Class	2530	HNGIX	411512411
Harbor Emerging Markets Equity Fund
Institutional Class	2036	HAEMX	411512692
Administrative Class	2236	HREMX	411512684
Investor Class	2436	HIEEX	411512676
Retirement Class	2536	HNEMX	411512395

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
63

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds' investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.IG.0317
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

Prospectus
March 1, 2017
Strategic Markets  Funds

	Institutional Class	Administrative Class
Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX
The Securities and Exchange Commission and Commodity Futures Trading Commission have not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Commodity Real Return Strategy Fund

Fund Summary
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees	0.81%	0.81%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.72%	0.72%
Interest Expense from Sale-Buyback Transactions	0.30%	0.30%
Other Operating Expenses[1]	0.42%	0.42%
Total Annual Fund Operating Expenses[1]	1.53%	1.78%
Expense Reimbursement1,[2]	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	1.24%	1.49%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.94% and 1.19% for the Institutional Class and Administrative Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$126	$455	$807	$1,799
Administrative Class	$152	$532	$937	$2,071

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 1,069%.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Bloomberg Commodity Index Total ReturnSM (the “Commodity Index”), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller), commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.
The Commodity Index tracks the returns of futures contracts in different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.
The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund. However, as discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by Pacific Investment Management Company LLC. The Fund may invest up to 25% of its total assets in the Subsidiary.
The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may include exposure to commodity futures

1

Fund Summary
Harbor Commodity Real Return Strategy Fund

with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund’s net assets.
The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund also may invest up to 10% of its total assets in preferred stocks. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security.
Duration: The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser’s forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s fixed income holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund’s fixed income assets would be expected to experience a greater change in value when interest rates are rising or falling than would the market as a whole.
Credit Quality: The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody’s, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.
Principal Risks
Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.
There is no guarantee that the investment objective of the Fund will be achieved. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Commodity Risk: The Fund’s investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.
Fixed Income Security Risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.
Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.
Tax Risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department
Interest Rate Risk: As nominal interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are near historic lows,

2

Fund Summary
Harbor Commodity Real Return Strategy Fund

which may increase the Fund’s exposure to risks associated with rising rates.
Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a commodity-linked derivative or other derivative or contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.
Mortgage Risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

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Fund Summary
Harbor Commodity Real Return Strategy Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	15.34%	Q4 2010
Worst Quarter	-16.52%	Q3 2015

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Commodity Real Return Strategy Fund
Institutional Class Before Taxes	14.57%	-9.14%	N/A	-6.89%	09-02-2008
After Taxes on Distributions	13.74%	-10.05%	N/A	-8.40%
After Taxes on Distributions and Sale of Fund Shares	7.66%	-6.93%	N/A	-5.11%
Administrative Class Before Taxes	14.47%	-9.33%	N/A	-7.10%	09-02-2008
Comparative Index (reflects no deduction for fees, expenses or taxes)
Bloomberg Commodity Index Total ReturnSM^	11.77%	-8.95%	N/A	-8.75%
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Pacific Investment Management Company LLC (“PIMCO”) has subadvised the Fund since its inception in 2008.
Portfolio Managers
Mihir P. Worah Pacific Investment Management Company LLC
Mr. Worah is a Managing Director and Portfolio Manager for PIMCO and has managed the Fund since its inception in 2008.
Nicholas J. Johnson Pacific Investment Management Company LLC
Mr. Johnson is a Managing Director and Portfolio Manager for PIMCO and has managed the Fund since 2015.
Jeremie Banet Pacific Investment Management Company LLC
Mr. Banet is an Executive Vice President and Portfolio Manager for PIMCO and has managed the Fund since 2015.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

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Fund Summary
Harbor Commodity Real Return Strategy Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
5

Additional Information about the Fund’s Investments

Harbor Funds’ Strategic Markets series represents a Harbor fund which employs less traditional investment strategies to achieve its investment objectives and/or focus on more specialized segments of the broader market. Because it typically employs less conventional and/or more focused approaches, an investment in this Fund presents greater risk to investors and, potentially, greater opportunities for reward over the long-term. Investors considering an investment in a Strategic Markets series Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

Investment Objective
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change the Fund’s investment objective without shareholder approval.

Equity Securities
Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Fixed Income Securities
Fixed income instruments, as used generally in this Prospectus, includes:
■	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
■	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
■	mortgage-backed and other asset-backed securities;
■	inflation-indexed bonds issued both by governments and corporations;
■	structured notes, including hybrid or “indexed” securities and event-linked bonds;
■	bank capital and trust preferred securities;
■	loan participations and assignments;
■	delayed funding loans and revolving credit facilities;
■	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
■	repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments;
■	debt securities issued by states or local governments and their agencies, authorities and other government sponsored enterprises;
■	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
■	obligations of international agencies or supranational entities.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
The Fund may invest in derivatives based on fixed income instruments.
These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Mortgage-Related and Asset-Backed Securities
Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
The Funds may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.
For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.
Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.
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Additional Information about the Fund’s Investments

Credit Quality
Securities are investment-grade if:
■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.
Securities are considered below investment-grade (“junk” bonds) if:
■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.
If a security receives different ratings, the Fund will treat the security as being rated in the highest rating category. The Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. The Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts. An issuer, guarantor or counterparty could suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the Fund’s investment. Credit ratings may not be an accurate assessment of liquidity or credit risk.

Derivative Instruments
In light of certain revenue rulings and private letter rulings issued by the Internal Revenue Service (“IRS”), as discussed under “Dividends, Distributions and Taxes — A Note on Harbor Commodity Real Return Strategy Fund,” Harbor Commodity Real Return Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary. Harbor Commodity Real Return Strategy Fund also may invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to, among other things, changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.
These notes expose Harbor Commodity Real Return Strategy Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes often are leveraged, which means the amount by which the value of the notes will rise or fall in response to changes in the underlying instrument has been magnified by a certain multiple. This would have the effect of increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, Harbor Commodity Real Return Strategy Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.
Harbor Commodity Real Return Strategy Fund also may invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon, among other things, the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Most swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. For many swap transactions, including swaps with commodities as their underlying assets, there is currently no central exchange or market and, therefore, they are less liquid investments than exchange-traded instruments.
Harbor Commodity Real Return Strategy Fund also may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.
The Fund may, but is not required to, use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of the Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, commodity, index, or other
7

Additional Information about the Fund’s Investments

asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on the Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase the Fund’s portfolio losses and reduce opportunities for gains when commodity prices, interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If the Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make the Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Investments in the Wholly-Owned Subsidiary
Investments in the Subsidiary are expected to provide Harbor Commodity Real Return Strategy Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code (the “Code”) and recent IRS revenue rulings, as discussed under “Dividends, Distributions and Taxes — A Note on Harbor Commodity Real Return Strategy Fund.”
The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although Harbor Commodity Real Return Strategy Fund may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When the Subadviser believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also invests in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Harbor Commodity Real Return Strategy Fund invests in the Subsidiary and is subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.
While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act. However, the Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivative instruments. In addition, the Fund wholly owns and controls the Subsidiary, and both the Fund and the Subsidiary have the same investment adviser and Subadviser.
Because the Subsidiary is organized under the laws of the Cayman Islands, the Subsidiary is subject to the risk that changes in those laws could adversely affect the Subsidiary’s, ability to operate in the manner described in this Prospectus and Statement of Additional Information which, in turn, would adversely affect Harbor Commodity Real Return Strategy Fund. Similarly, changes in the laws of the United States, including tax laws, could restrict Harbor Commodity Real Return Strategy Fund’s ability to invest in the Subsidiary in such a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund may depart from its principal investment strategies by taking large temporary investment positions (i.e., in cash or investment-grade debt securities).
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. It is expected that the Fund will have an annualized portfolio turnover rate in excess of 100%. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for the Fund, the Subadviser believes that the portfolio transactions are in the best interests of shareholders.
8

The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Group N.V. (“Robeco Group”), a subsidiary of ORIX Corporation (“ORIX”).  Robeco Group is a holding company of asset management subsidiaries.  As of December 31, 2016, the Robeco Group had EUR 281 billion in assets under management.   ORIX is a global financial services company based in Tokyo, Japan.  ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services.  The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $69 billion as of December 31, 2016.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of the Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates the Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Fund, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
As discussed in its “Principal Strategies and Investments” section, Harbor Commodity Real Return Strategy Fund may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee at the annual rate of 0.81%. The Subsidiary also has entered into a separate contract with the Subadviser whereby the Subadviser provides investment subadvisory services to the Subsidiary.
The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.
In addition to its investment management services, the Adviser administers Harbor Funds’  and the Subsidiary’s business affairs. For the year ended October 31, 2016, as shown in the table, the Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, not including interest expense (if any), of the Fund until February 28, 2018, as disclosed in the Fund’s “Fund Summary” section. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to the Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Commodity Real Return Strategy Fund	0.81%	0.81%
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Fund is available in Harbor Fund’s most recent semi-annual report to shareholders (for the 6-month period ended April 30).
9

The Adviser and Subadviser

The Subadviser and Portfolio Managers
The Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.
Harbor Commodity Real Return Strategy Fund
Pacific Investment Management Company, LLC, located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as Subadviser to Harbor Commodity Real Return Strategy Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Mihir Worah	2008	Portfolio Manager; Since 2006, Managing Director of Pacific Investment Management Company, LLC.
Nicholas J. Johnson	2015	Portfolio Manager; Since 2012, Managing Director of Pacific Investment Management Company, LLC.
Jeremie Banet	2015	Portfolio Manager; Since 2013, Executive Vice President of Pacific Investment Management Company, LLC.
10

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
The Fund has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Fund’s separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, Harbor Funds Distributors, Inc. and Harbor Services Group, Inc. do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Fund. When choosing a share class, you should consider the factors below:
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $1,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for the Fund’s Administrative Class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund pays distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Fund pays these fees out of the Administrative Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Fund pays Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for the Fund. Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.
11

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Strategic Markets Fund.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
12

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Harbor funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
13

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Fund directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Fund on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional and/or Administrative Classes of shares of the Fund and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional and/or Administrative Classes of shares of the Fund through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
14

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.
15

Your Harbor Funds Account
How to Exchange Shares

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional and/or Administrative Classes of shares of the Fund and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional and/or Administrative Classes of shares of the Fund through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
16

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.
17

Your Harbor Funds Account
How to Sell Shares

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional and/or Administrative Classes of shares of the Fund and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional and/or Administrative Classes of shares of the Fund through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
18

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering the Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if the Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate the Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the Fund for an “inactivity period” as specified in applicable state laws. If the Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
19

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts
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Shareholder and Account Policies

where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
The Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Fund generally does not transact purchase or redemption requests. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
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Shareholder and Account Policies

If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.
The Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Harbor Funds’ valuation procedures permit the Fund to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the
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Shareholder and Account Policies

Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then current NAV.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
The Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
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Shareholder and Account Policies

How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
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Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Harbor Commodity Real Return Strategy Fund declares and pays any dividends from net investment income quarterly and capital gains annually in December. The Fund may also pay dividends and capital gains distributions at other times if necessary to avoid federal income or excise tax. The Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares. Since Harbor Commodity Real Return Strategy Fund’s income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.
Generally, you should avoid investing in the Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, the Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from the Fund, as discussed in more detail in the Fund’s Statement of Additional Information.
The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.
A Note on Harbor Commodity Real Return Strategy Fund. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that Harbor Commodity Real Return
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Shareholder and Account Policies

Strategy Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which concludes that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, Harbor Commodity Real Return Strategy Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments. However, in a subsequent revenue ruling, the IRS stated that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. Harbor Commodity Real Return Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.
A private letter ruling only can be relied upon by the taxpayer that receives it, and by law cannot be used or cited as precedent. Harbor Commodity Real Return Strategy Fund has not obtained a ruling from the IRS with respect to its investments or its structure. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income prior to receiving any such ruling from the IRS. Although the Fund intended to seek its own such ruling, the IRS currently has suspended the issuance of such rulings pending further review. The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, there can be no assurance that future legislation will not adversely affect the Fund’s ability to gain commodity exposure.
If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from Harbor Commodity Real Return Strategy Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation were to adversely affect the Fund’s ability to gain commodity exposure, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which may result in difficulty implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
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Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70 1/2 and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59 1/2 are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70 1/2.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — The Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.
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Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
28

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
HARBOR COMMODITY REAL RETURN STRATEGY FUND (Consolidated)
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 3.84	$ 5.58	$ 6.13	$ 7.38	$ 7.66
Income from Investment Operations
Net investment income/(loss)[a]	0.06 [c]	0.02 [c]	0.14	0.02	0.08
Net realized and unrealized gains/(losses) on investments	(0.09)	(1.56)	(0.55)	(1.17)	0.01
Total from investment operations	(0.03)	(1.54)	(0.41)	(1.15)	0.09
Less Distributions
Dividends from net investment income	(0.07)	(0.20)	(0.01)	(0.08)	(0.11)
Distributions from net realized capital gains[1]	—	—	(0.13)	(0.02)	(0.26)
Return of capital[d]	(0.03)	—	—	—	—
Total distributions	(0.10)	(0.20)	(0.14)	(0.10)	(0.37)
Proceeds from redemption fees	—	—	—	—*	—*
Net asset value end of period	3.71	3.84	5.58	6.13	7.38
Net assets end of period (000s)	$75,908	$108,267	$208,996	$318,937	$348,315
Ratios and Supplemental Data (%)
Total return[b]	(0.38)%	(28.36)%	(6.82)%	(15.76)%	1.73%
Ratio of total expenses to average net assets[2]	1.52	1.28	1.04	1.03	1.09
Ratio of net expenses to average net assets[a]	1.24	1.08	0.98	0.98	1.00
Ratio of net expenses excluding interest expense to average net assets[a]	0.94	0.94	0.94	0.94	0.94
Ratio of net investment income to average net assets[a]	1.73	0.36	1.23	0.45	1.21
Portfolio turnover	1,069	784	635	532	474

*	Less than $0.01
1	Includes both short-term and long-term capital gains
2	Percentage does not reflect reduction for credit balance arrangements.
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Amounts are allocated based upon average shares outstanding during the period.
d	Determined in accordance with federal income tax regulations.
29

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s most recent annual report to shareholders, which is available upon request.

Administrative Class
2016	2015	2014	2013	2012
$ 3.82	$ 5.56	$ 6.12	$ 7.37	$ 7.65

0.05 [c]	0.01 [c]	0.03	0.02	0.08
(0.09)	(1.56)	(0.45)	(1.18)	—*
(0.04)	(1.55)	(0.42)	(1.16)	0.08

(0.07)	(0.19)	(0.01)	(0.07)	(0.10)
—	—	(0.13)	(0.02)	(0.26)
(0.02)	—	—	—	—*
(0.09)	(0.19)	(0.14)	(0.09)	(0.36)
—	—	—	—*	—*
3.69	3.82	5.56	6.12	7.37
$ 503	$ 761	$1,236	$ 1,142	$1,427

(0.85)%	(28.52)%	(7.06)%	(15.93)%	1.50%
1.78	1.53	1.29	1.27	1.34
1.49	1.33	1.23	1.23	1.26
1.19	1.19	1.19	1.19	1.19
1.39	0.18	1.40	0.11	1.13
1,069	784	635	532	474
30

Harbor Strategic Markets Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Strategic Markets Funds
Harbor Commodity Real Return Strategy Fund
Institutional Class	2029	HACMX	411511397
Administrative Class	2229	HCMRX	411511389

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
31

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Fund, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information and answers to questions about the Fund are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Fund are registered for sale.
Investment Company Act File No. 811-4676	FD.P.SM.0317
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

Prospectus
March 1, 2017
Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX	HNCVX
Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX	HNHYX
Harbor Bond Fund	HABDX	HRBDX	–	–
Harbor Real Return Fund	HARRX	HRRRX	–	–
Harbor Money Market Fund	HARXX	HRMXX	–	–
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Convertible Securities Fund

Fund Summary
Investment Objective
The Fund seeks to maximize total returns (i.e., current income and capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Redemption Fee*	1.00%	1.00%	1.00%	1.00%
*	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.13%	0.13%	0.25%	0.05%
Total Annual Fund Operating Expenses[2]	0.78%	1.03%	1.15%	0.70%
Fee Waiver1,[2]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.73%	0.98%	1.10%	0.65%
1  The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 75	$244	$428	$ 961
Administrative Class	$100	$323	$564	$1,255
Investor Class	$112	$360	$628	$1,393
Retirement Class	$ 66	$219	$385	$ 866

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 102%.
Principal Investment Strategy
The Fund invests primarily in convertible securities of U.S. and foreign corporate issuers. Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds, preferred stocks and other types of securities that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund focuses primarily on investments in convertible bonds. The Fund also focuses primarily on convertible securities of corporate issuers with debt rated below investment-grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high-yield” or “junk” bonds. As a result, all, or substantially all, of the Fund’s assets may be invested in below investment-grade rated securities. The Fund invests primarily in U.S. dollar denominated securities; however, the Fund may invest in securities denominated in other currencies.
The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy when selecting securities for investment:
■	Bottom-up, fundamental analysis
■	Broad diversification
■	Direct communication with management
■	Monitoring issuers on a systematic basis
■	Credit committee disciplined approach
■	Comprehensive reporting and risk control systems
The Subadviser conducts in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade and/or equity appreciation. In addition to considering company fundamentals, the Subadviser also considers a range of more technical factors related to the convertible nature of these securities, including:
■	The optimal entry point to acquire the company’s convertible securities based upon the relationship between the underlying equity and bond valuations and convertible security price
■	Determining the catalysts for growth on the equity side of the company’s balance sheet relative to the resiliency of bond valuations if the company’s equity valuations were to decline
■	Assessing the volatility of the underlying common stock and its relationship with the price of the convertible security

1

Fund Summary
Harbor Convertible Securities Fund

■	Determining whether there is sufficient liquidity to support purchase and sale activity
■	Assessing the historical relationship between the price of the convertible security and the Subadviser’s view of the security’s implied value
■	Assessing/monitoring the positive risk/reward characteristics of the convertible security versus the movements (up/down) in the price of the underlying equity
■	Assessing the potential for risk/volatility by first identifying the “bond floor” (the price of the convertible security if valued solely based on the underlying bond price) as the main convertible component
The Subadviser tends to acquire convertible securities that have valuations more closely aligned with a company’s bonds than common stock. The Subadviser believes this approach can provide greater downside protection for the Fund’s portfolio, although at the expense of potentially greater appreciation that can come with holding convertible securities whose price is more dependent upon the price of the underlying common stock.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. While the Fund’s portfolio consists primarily of convertible securities of U.S. issuers, it may, from time to time, include non-convertible corporate debt, non-U.S. dollar-denominated securities, convertible securities of foreign issuers, synthetic convertibles or common stock of issuers. In addition, the Subadviser may, from time to time and subject to market conditions, utilize macro hedging techniques. However, it is not the Subadviser’s intention to normally hedge on a security-specific basis.
All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.
Duration/Maturity: Although duration may be one of the characteristics considered in securities selection, the Fund does not focus on securities with any duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 3.69 years as of December 31, 2016.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Convertible securities fluctuate in price in response to various factors, including changes in interest rates, changes in the price of equity securities, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Convertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Interest Rate Risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company’s bonds than the company’s common stock, such as when the conversion price for the convertible security is well above the common stock price. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its convertible securities when the Subadviser may wish to sell or must sell to meet redemptions.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. Convertible securities are generally junior to the company’s non-convertible debt so the company would normally have to pay interest on its nonconvertible debt before interest can be paid on the convertible securities. Credit risk may be higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment-grade.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in convertible securities of companies with debt rated below investment-grade. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Liquidity Risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.

2

Fund Summary
Harbor Convertible Securities Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	7.23%	Q1 2012
Worst Quarter	-4.29%	Q3 2015
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Convertible Securities Fund
Institutional Class Before Taxes	5.37%	6.03%	N/A	4.28%	05-01-2011
After Taxes on Distributions	4.78%	4.79%	N/A	3.10%
After Taxes on Distributions and Sale of Fund Shares	3.23%	4.27%	N/A	2.90%
Administrative Class Before Taxes	5.01%	5.75%	N/A	4.00%	05-01-2011
Investor Class Before Taxes	4.90%	5.61%	N/A	3.87%	05-01-2011
Retirement Class* Before Taxes	5.33%	6.02%	N/A	4.27%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
BofA Merrill Lynch All U.S. Convertibles Ex Mandatory^	11.71%	11.18%	N/A	7.75%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Shenkman Capital Management, Inc. (“Shenkman”) has subadvised the Fund since its inception in 2011.

3

Fund Summary
Harbor Convertible Securities Fund

Portfolio Managers
Mark Shenkman Shenkman Capital Management, Inc.
Mr. Shenkman is the President, Co-Chief Investment Officer and a Director of Shenkman and has co-managed the Fund since its inception in 2011.
Justin W. Slatky Shenkman Capital Management, Inc.
Mr. Slatky is an Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman, has co-managed the Fund since 2017 and has been involved in portfolio management for the Fund since 2011.
Raymond F. Condon Shenkman Capital Management, Inc.
Mr. Condon is a Senior Vice President and Portfolio Manager of Shenkman and has co-managed the Fund since its inception in 2011.
Jordan Barrow Shenkman Capital Management, Inc.
Mr. Barrow is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2016 and has been involved in portfolio management for the Fund since 2015.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$1,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$1,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$1,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Harbor High-Yield Bond Fund

Fund Summary
Investment Objective
The Fund seeks total returns (i.e., current income and capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Redemption Fee*	1.00%	1.00%	1.00%	1.00%
*	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.11%	0.11%	0.23%	0.03%
Total Annual Fund Operating Expenses[2]	0.71%	0.96%	1.08%	0.63%
Fee Waiver[1]	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.67%	0.92%	1.04%	0.59%
1  The Adviser has contractually agreed to reduce the management fee to 0.56% through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 68	$223	$391	$ 879
Administrative Class	$ 94	$302	$527	$1,174
Investor Class	$106	$340	$592	$1,314
Retirement Class	$ 60	$198	$347	$ 783

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 58%.
Principal Investment Strategy
The Fund invests primarily in below investment-grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high yield” or “junk” bonds.
The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps in which the Fund may be either the buyer or the seller.
The Subadviser believes that the risk of investing in high yield securities is asymmetrical, with the risk of loss generally being greater than the potential for price appreciation in the same securities. High yield securities can experience significant price declines if the company defaults on its payment obligations or if the market perceives the company’s ability to pay as becoming materially weaker, whereas there may be more limited potential for price appreciation if the market perceives the company’s ability to pay as becoming materially stronger. Further, lower liquidity in the high yield market can make it more difficult to reposition the Fund’s portfolio during periods of market stress, such as by moving from companies with higher default risk to companies with lower default risk.
The Subadviser’s heightened sensitivity to the downside risk of high yield investing underpins its approach of seeking to (i) identify individual companies that it believes have the financial capacity to continue to meet their payment obligations on their securities through a range of market cycles, and (ii) avoid companies evidencing a higher risk of default. This approach involves the Subadviser conducting in-depth, bottom-up fundamental analysis and using internally developed proprietary tools to assess the potential risk and relative value of each potential company investment. In particular, the Subadviser focuses on a variety of factors involving each company, including:
■	Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)
■	Assessment of the industry’s attractiveness and competitiveness
■	Evaluation of the company’s business, including core strengths and competitive weaknesses
■	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers
■	Qualitative and quantitative analyses of the company’s capital structure, including how a particular security is prioritized,

5

Fund Summary
Harbor High-Yield Bond Fund

and financial position, including a detailed review of the company’s financial statements and ability to access the capital markets
■	Evaluation of the terms of the company’s debt offering, including the operation of any restrictive covenants affecting the company, such as the company’s ability to pay dividends or incur debt
■	Assessment of the liquidity of the company’s securities
■	Assessment of the impact an investment in the company could have on portfolio diversification
This approach normally leads the Subadviser to avoid investing in those high yield securities that are considered by the market to be “distressed”, which generally means those securities that pay interest at much higher rates relative to other similarly rated bonds to compensate the purchasers for taking on a perceived higher risk of default. The Subadviser believes its approach can provide greater downside protection for the Fund’s portfolio over full market cycles, although at the expense of potentially greater appreciation during those periods in a full market cycle where the U.S. economy is experiencing stronger growth and/or stronger stock price appreciation. Periods of stronger economic growth and/or stock price appreciation tend to buoy high yield companies generally, depress default rates below historical levels and limit the benefits that can potentially come from conducting fundamental credit research.
Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 6.04 years as of December 31, 2016.
Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the Fund because it invests primarily in below investment-grade securities.
Bank Loan Risk: Investments in loans and other forms of direct indebtedness may involve greater risk than investments in bonds of corporate issuers. In addition to being subject to the credit risk of the corporate borrower, investments in loans and other forms of direct indebtedness tend to be less liquid than corporate bonds and are often subject to restrictions on resale. Transactions in such loans can take significantly longer to occur, because of substantially longer settlement periods and/or the need to engage in negotiations with the borrower regarding the disposition, meaning the Fund may not have access to the sale proceeds for a substantial period of time after the sale.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.

6

Fund Summary
Harbor High-Yield Bond Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	9.60%	Q3 2009
Worst Quarter	-10.09%	Q4 2008
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor High-Yield Bond Fund
Institutional Class Before Taxes	12.35%	5.46%	5.96%	7.11%	12-01-2002
After Taxes on Distributions	9.78%	2.83%	3.40%	N/A
After Taxes on Distributions and Sale of Fund Shares	7.51%	3.10%	3.59%	N/A
Administrative Class Before Taxes	12.17%	5.20%	5.70%	6.86%	12-01-2002
Investor Class Before Taxes	12.01%	5.07%	5.56%	6.71%	12-01-2002
Retirement Class* Before Taxes	12.53%	5.49%	5.98%	7.12%	03-01-2016
Comparative Indices (reflects no deduction for fees, expenses or taxes)
BofA Merrill Lynch U.S. High Yield^	17.49%	7.35%	7.35%	8.99%
BofA Merrill Lynch U.S. Non-Distressed High Yield^	13.12%	7.28%	6.37%	7.80%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Retirement Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Shenkman Capital Management, Inc. (“Shenkman”) has subadvised the Fund since its inception in 2002.

7

Fund Summary
Harbor High-Yield Bond Fund

Portfolio Managers
Mark Shenkman Shenkman Capital Management, Inc.
Mr. Shenkman is the President, Co-Chief Investment Officer and a Director of Shenkman and has co-managed the Fund since its inception in 2002.
Justin W. Slatky Shenkman Capital Management, Inc.
Mr. Slatky is an Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman Capital Management, Inc., has co-managed the Fund since 2012 and has been involved in portfolio management for the Fund since 2011.
Eric Dobbin Shenkman Capital Management, Inc.
Mr. Dobbin is a Senior Vice President and Senior Portfolio Manager of Shenkman, has co-managed the Fund since 2012 and has been involved in portfolio management for the Fund since 2006.
Steven N. Schweitzer Shenkman Capital Management, Inc.
Mr. Schweitzer is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2012 and has been involved in portfolio management for the Fund since 2004.
Robert Kricheff Shenkman Capital Management, Inc.
Mr. Kricheff is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2015 and has been involved in portfolio management for the Fund since 2013.
Neil Wechsler Shenkman Capital Management, Inc.
Mr. Wechsler is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2017 and has been involved in portfolio management for the Fund since 2016.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$1,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$1,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$1,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

8

Harbor Bond Fund

Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees[1]	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.13%	0.13%
Interest Expense from Sale-Buyback Transactions	0.02%	0.02%
Other Operating Expenses[2]	0.11%	0.11%
Total Annual Fund Operating Expenses[2]	0.61%	0.86%
Fee Waiver and Expense Reimbursement1,[2]	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	0.53%	0.78%
1  The Adviser has contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and 0.405% on assets greater than $3 billion through February 28, 2018. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.51% and 0.76% for the Institutional Class and Administrative Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate these agreements.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$54	$187	$332	$ 755
Administrative Class	$80	$266	$469	$1,053

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 592%.
Principal Investment Strategy
The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.
The Subadviser relies on its own proprietary research and analysis to manage the Fund’s portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:
■	Long-term social, political and demographic trends
■	Cyclical business and economic conditions
■	Current market conditions
The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller). Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in below

9

Fund Summary
Harbor Bond Fund

investment-grade securities, commonly referred to as “high-yield” or “junk” bonds.
Duration: The Fund’s average duration, as calculated by the Subadviser, is normally equal to that of its benchmark, plus or minus two years. The duration of the Bloomberg Barclays U.S. Aggregate Bond Index as of December 31, 2016 was 5.89 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would be expected to experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole. The average duration of the Fund’s portfolio was 5.48 years as of December 31, 2016.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

10

Fund Summary
Harbor Bond Fund

Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Convertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	5.97%	Q2 2009
Worst Quarter	-3.56%	Q3 2008

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Bond Fund
Institutional Class Before Taxes	3.24%	3.15%	5.25%	7.12%	12-29-1987
After Taxes on Distributions	1.33%	1.33%	3.30%	N/A
After Taxes on Distributions and Sale of Fund Shares	0.98%	1.68%	3.37%	N/A
Administrative Class Before Taxes	3.06%	2.92%	4.99%	4.86%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	4.34%	6.46%
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative Class of shares will vary.

11

Fund Summary
Harbor Bond Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Pacific Investment Management Company LLC (“PIMCO”) has subadvised the Fund since its inception in 1987.
Portfolio Managers
Scott A. Mather Pacific Investment Management Company LLC
Mr. Mather is Chief Investment Officer U.S. Core Strategies and a Managing Director of PIMCO and has managed the Fund since 2014.
Mark R. Kiesel Pacific Investment Management Company LLC
Mr. Kiesel is Chief Investment Officer Global Credit and a Managing Director of PIMCO and has managed the Fund since 2014.
Mihir P. Worah Pacific Investment Management Company LLC
Mr. Worah is Chief Investment Officer Real Return and Asset Allocation and a Managing Director of PIMCO and has managed the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Real Return Fund

Fund Summary
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.40%	0.40%
Interest Expense from Sale-Buyback Transactions	0.18%	0.18%
Other Operating Expenses[1]	0.22%	0.22%
Total Annual Fund Operating Expenses[1]	0.88%	1.13%
Expense Reimbursement1,[2]	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.72%	0.97%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.54% and 0.79% for the Institutional Class and Administrative Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$74	$265	$472	$1,070
Administrative Class	$99	$343	$607	$1,360

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 611%.
Principal Investment Strategy
Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.
The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity).
Under normal market conditions, the Fund expects to invest at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller), or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced. The Fund may also invest up to 10% of its total assets in preferred stocks.
Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody’s, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.
Duration: The average portfolio duration of this Fund, as calculated by the Subadviser, normally varies within three years (plus or minus) of the duration of the Bloomberg Barclays U.S. TIPS Index, which as of December 31, 2016 was 7.61 years. Average duration is a weighted average of all fixed income security durations in the Fund’s portfolio, and is an approximate measure of the sensitivity

13

Fund Summary
Harbor Real Return Fund

of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would be expected to experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole. The average duration of the Fund’s portfolio was 7.61 years as of December 31, 2016.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates.
Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

14

Fund Summary
Harbor Real Return Fund

Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	7.84%	Q1 2009
Worst Quarter	-8.10%	Q2 2013
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Real Return Fund
Institutional Class Before Taxes	5.00%	0.69%	4.28%	3.91%	12-01-2005
After Taxes on Distributions	4.84%	-0.69%	2.61%	N/A
After Taxes on Distributions and Sale of Fund Shares	3.25%	-0.02%	2.73%	N/A
Administrative Class Before Taxes	4.67%	0.43%	4.01%	3.64%	12-01-2005
Comparative Index (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. TIPS^	4.68%	0.89%	4.36%	4.08%
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Pacific Investment Management Company LLC (“PIMCO”) has subadvised the Fund since its inception in 2005.
Portfolio Managers
Mihir P. Worah Pacific Investment Management Company LLC
Mr. Worah is a Managing Director and Portfolio Manager of PIMCO and has managed the Fund since 2007.

15

Fund Summary
Harbor Real Return Fund

Jeremie Banet Pacific Investment Management Company LLC
Mr. Banet is an Executive Vice President and Portfolio Manager of PIMCO and has managed the Fund since 2015.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

16

Harbor Money Market Fund

Fund Summary
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees[1]	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.17%	0.17%
Total Annual Fund Operating Expenses[2]	0.37%	0.62%
Fee Waiver and Expense Reimbursement1,[2]	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	0.28%	0.53%
1  The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2018. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.28% and 0.53% for the Institutional Class and Administrative Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate these agreements.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$29	$110	$199	$459
Administrative Class	$54	$189	$337	$766
Principal Investment Strategy
The Fund will invest 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Subadviser selects securities for the Fund’s portfolio by focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.
Maximum Maturity: The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund’s portfolio have remaining maturities of 397 days or less. The weighted average maturity of the Fund’s portfolio was 39 days as of December 31, 2016.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligations to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a repurchase agreement owned by the Fund could default on its obligation.
Selection Risk: The Subadviser’s judgment about the attractiveness or value of a particular security may be incorrect.
Regulatory Risk: The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. Additional regulatory changes may be made in the future. These recent and future changes may affect the Fund’s investment strategies, operations and/or return potential.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Stable Net Asset Value Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such

17

Fund Summary
Harbor Money Market Fund

as securities issued by the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.
Repurchase Agreement Risk: In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligation to repurchase the security underlying the repurchase agreement, the Fund may lose money or incur costs arising from exercising its rights under the agreement. If the counterparty fails to fulfill its obligation to repurchase the security and the market value of the security declines, the Fund may lose money. Repurchase agreements are subject to credit risk.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Effective March 1, 2016, the Fund changed its principal investment strategies. The past performance data in the bar chart and table reflect the Fund’s prior principal investment strategies.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	1.29%	Q3 2007
Worst Quarter	0.01%	Q4 2011
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Money Market Fund
Institutional Class	0.35%	0.13%	0.86%	3.28%	12-29-1987
Administrative Class	0.35%	0.13%	0.80%	1.13%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
BofA Merrill Lynch US 3-Month Treasury Bill Index^	0.33%	0.12%	0.80%	3.40%

Current 7-Day SEC Yield for Period Ended December 31, 2016

Institutional Class	0.54%
Administrative Class	0.54%
^	Since Inception return based on the inception date of the Institutional Class shares.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Fischer Francis Trees & Watts, Inc. (“FFTW”) has subadvised the Fund since its inception in 1987.
Portfolio Manager
Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc.
Mr. O’Donnell is a Portfolio Manager of FFTW and has managed the Fund since 2003.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

18

Fund Summary
Harbor Money Market Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
19

Additional Information about the Funds' Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For each of Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. As a “government money market fund” under Rule 2a-7, the Fund will (1) be permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price and (2) not be subject to a liquidity fee and/or a redemption gate on fund redemptions. The Board of Trustees has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of a change in this policy.

Fixed Income Securities
Fixed income securities, as used generally in this Prospectus, includes:
■	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
■	securities issued or guaranteed by a foreign government, governmental entity, supranational organization or government-sponsored enterprise;
■	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds;
■	preferred stocks;
■	when issued or delayed delivery debt securities;
■	mortgage-backed and other asset-backed securities;
■	inflation-indexed bonds issued both by governments and corporations;
■	structured notes, including hybrid or “indexed” securities and event-linked bonds;
■	loan participations and assignments;
■	bank capital and trust preferred securities;
■	delayed funding loans and revolving credit facilities;
■	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and
■	repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
Certain fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.
Interest rates in the U.S. are near historic lows, which may increase a Fund’s exposure to risks associated with rising rates. The Funds may be subject to heightened interest rate risk because the Federal Reserve has ended its quantitative easing program and has begun, and may continue, to raise interest rates. The recent increase and potential for future increases to the federal funds rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain Fund investments. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and a Fund’s investments. As a result, such investments may decline in value and/or be difficult to sell at favorable prices to meet fund redemption obligations, causing the value of a Fund’s share price to decline.

Mortgage-Related and Asset-Backed Securities
Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
Harbor Bond Fund and Harbor Real Return Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.
For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.
20

Additional Information about the Funds' Investments

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.
At times, Harbor Bond Fund may invest a large percentage of assets in mortgage-backed and asset-backed securities.

Credit Quality
Securities are investment-grade if:
■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.
Securities are considered below investment-grade (“junk” bonds) if:
■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.
If a security receives different ratings, a Fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. Each Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts or repurchase agreements, as applicable. An issuer, guarantor or counterparty could suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the Fund’s investment. Credit ratings may not be an accurate assessment of liquidity or credit risk.

GOVERNMENT SECURITIES
“Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. There are different types of government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are insured or guaranteed by the U.S. Treasury.

Derivative Instruments
Each Fund (except Harbor Money Market Fund) may, but is not required to, use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of a Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
21

Additional Information about the Funds' Investments

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund (except Harbor Money Market Fund) may depart from its principal investment strategies by taking large temporary investment positions (i.e., in cash or investment-grade debt securities).
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
Harbor Convertible Securities, Harbor Bond Fund and Harbor Real Return Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. It is expected that Harbor Bond Fund and Harbor Real Return Fund will have an annualized portfolio turnover rate in excess of 100%. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for a Fund, each Subadviser believes that the portfolio transactions are in the best interests of shareholders.
22

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Group N.V. (“Robeco Group”), a subsidiary of ORIX Corporation (“ORIX”).  Robeco Group is a holding company of asset management subsidiaries.  As of December 31, 2016, the Robeco Group had EUR 281 billion in assets under management.   ORIX is a global financial services company based in Tokyo, Japan.  ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services.  The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $69 billion as of December 31, 2016.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor Funds’ business affairs. For the year ended October 31, 2016, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, excluding interest expense (if any), of each Fund until February 28, 2018, as disclosed in each Fund’s “Fund Summary” section. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Convertible Securities Fund	0.65%	0.65% [a]
Harbor High-Yield Bond Fund	0.56	0.60 [b]
Harbor Bond Fund	0.45	0.48 [c]
Harbor Real Return Fund	0.48	0.48
Harbor Money Market Fund	0.00 [d]	0.20 [e]
[a]	The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2018.
[b]	The Adviser has contractually agreed to reduce the management fee to 0.56% through February 28, 2018.
[c]	The Adviser has contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and 0.405% on assets greater than $3 billion through February 28, 2018.
[d]	The Adviser has voluntarily reimbursed all expenses of the Fund resulting in an actual advisory fee paid of 0.00%.
[e]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2018.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds is available in Harbor Funds' most recent semi-annual report to shareholders (for the 6-month period ended April 30).
23

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.
Harbor Convertible Securities Fund
Shenkman Capital Management, Inc., located at 461 Fifth Avenue, 22nd Floor, New York, NY 10017, serves as Subadviser to Harbor Convertible Securities Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Mark Shenkman	2011	Co-Portfolio Manager; Since 1985, President, Co-Chief Investment Officer and Director of Shenkman Capital Management, Inc.
Justin W. Slatky	2017	Co-Portfolio Manager; Since 2011, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman Capital Management, Inc.
Raymond F. Condon	2011	Co-Portfolio Manager; Since 2003, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc.
Jordan Barrow	2016	Co-Portfolio Manager; Since 2004, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc.

Harbor High-Yield Bond Fund
Shenkman Capital Management, Inc., located at 461 Fifth Avenue 22nd Floor, New York, NY 10017, serves as Subadviser to Harbor High-Yield Bond Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Shenkman Capital Management, Inc. employs a team approach. Mr. Shenkman and Mr. Slatky are the Co-Chief Investment Officers of the firm and have responsibility for setting strategies and direction with respect to the firm’s investment operation. Mr. Dobbin, as lead portfolio manager of the Fund, has the primary responsibility for the Fund with the assistance of Messrs. Schweitzer, Kricheff and Wechsler.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Mark Shenkman	2002	Co-Portfolio Manager; Since 1985, President, Co-Chief Investment Officer and Director of Shenkman Capital Management, Inc.
Justin W. Slatky	2012	Co-Portfolio Manager; Since 2011, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman Capital Management, Inc.
Eric Dobbin	2012	Co-Portfolio Manager; Since 2006, Senior Vice President and Senior Portfolio Manager of Shenkman Capital Management, Inc.
Steven N. Schweitzer	2012	Co-Portfolio Manager; Since 2004, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc.
Robert Kricheff	2015	Co-Portfolio Manager; Since 2013, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc.
Neil Wechsler	2017	Co-Portfolio Manager; Since 2002, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc.
24

The Adviser and Subadvisers

Harbor Bond Fund
Pacific Investment Management Company, LLC, located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as Subadviser to Harbor Bond Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Scott A. Mather	2014	Portfolio Manager; Since 2014, Chief Investment Officer U.S. Core Strategies; Since 2004, Managing Director of Pacific Investment Management Company, LLC.
Mark R. Kiesel	2014	Portfolio Manager; Since 2014, Chief Investment Officer Global Credit; Since 2009, Managing Director of Pacific Investment Management Company, LLC.
Mihir Worah	2014	Portfolio Manager; Since 2006, Executive Vice President and Managing Director of Pacific Investment Management Company, LLC.

Harbor Real Return Fund
Pacific Investment Management Company, LLC, located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as Subadviser to Harbor Real Return Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Mihir Worah	2007	Portfolio Manager; Since 2006, Executive Vice President and Managing Director of Pacific Investment Management Company, LLC.
Jeremie Banet	2015	Portfolio Manager; Since 2013, Executive Vice President of Pacific Investment Management Company, LLC.

Harbor Money Market Fund
Fischer Francis Trees & Watts Inc., located at 200 Park Avenue, 11th Floor, New York, NY 10166, serves as Subadviser to Harbor Money Market Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Ken O’Donnell, CFA	2003	Portfolio Manager; Since 2002, Portfolio Manager of Fischer Francis Trees & Watts Inc.
25

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds' separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, Harbor Funds Distributors, Inc. and Harbor Services Group, Inc. do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $1,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund do not offer Investor Class shares. Available to individual and institutional investors
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.21% of average daily net assets
■ $2,500 minimum investment in each Fund for regular accounts
■ $1,000 minimum investment in each Fund for IRA and UTMA/UGMA accounts

Retirement Class	Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund do not offer Retirement Class shares. Available to individual and institutional investors
■ No 12b-1 fee and no revenue sharing payments of any kind by the Fund, the Adviser or its affiliates
■ Transfer agent fee of up to 0.01% of average daily net assets
■ No minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers
■ $1,000,000 minimum investment in each Fund for all other types of accounts, including individual accounts, personal plans such as Individual Retirement Accounts (IRAs), SEP IRAs, Simple IRAs and individual 403(b) plans, and institutional accounts that are not maintained by a financial intermediary at an omnibus or plan level with Harbor Funds
26

Your Harbor Funds Account
Choosing a Share Class

Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.
27

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Fixed Income Fund.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
28

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Harbor funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
29

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
30

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional, Administrative or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
31

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
32

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.
REDEMPTION FEE
Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund each charge a 1% redemption fee on shares that are redeemed before they have been held for 90 days.
These fees also apply when shares are redeemed by exchange to another Harbor fund. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.
The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan-sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap-fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.
In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) shares acquired through reinvestment of distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor (x) a redemption of shares effected to correct an error on the part of the account owner made when purchasing those shares (e.g., the account owner purchased into the wrong fund), provided the account owner notifies Harbor Funds promptly of the error and Harbor Funds determines the error is bonafide.
Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed to discourage short-term trading.
For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Other than as set forth above with respect to Harbor Money Market Fund’s ability to impose liquidity fees and/or redemption gates, each Fund may modify its redemption policies at any time without giving advance notice to shareholders.
33

Your Harbor Funds Account
How to Sell Shares

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.
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Your Harbor Funds Account
How to Sell Shares

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
35

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
36

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts
37

Shareholder and Account Policies

where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.
The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Money Market Fund, although the Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

Portfolio Holdings Disclosure Policy
Each Fund’s (except Harbor Money Market Fund) full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com and Harbor Money Market Fund’s full portfolio holdings are published monthly on the 5th business day following each month end. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.
38

Shareholder and Account Policies

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds' securities trade remain open.
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. As a “government money market fund” under Rule 2a-7, the Fund is permitted to seek to maintain a stable $1.00 share price by valuing its securities using the amortized cost method of valuation, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Each of the other Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment,
39

Shareholder and Account Policies

when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then current NAV. If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then current NAV for shares of that Fund’s Institutional Class.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.
40

Shareholder and Account Policies

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
41

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund, except Harbor Money Market Fund, declares and pays any capital gains annually in December. Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund expect distributions, if any, to be from capital gains and/or net investment income. Harbor Money Market Fund expects distributions, if any, to be primarily from net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% or 20% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds' Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.
42

Shareholder and Account Policies

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
43

Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70 1/2 and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59 1/2 are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70 1/2.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — The Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.

Checkwriting for Harbor Money Market Fund
Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRA accounts. Individual checks must be for $250 or more. All checks are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.
You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the
44

Investor Services

time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.
Call a Shareholder Services Representative at 800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.
45

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
46

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
HARBOR CONVERTIBLE SECURITIES FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 10.63	$ 11.20	$ 10.95	$ 10.01	$ 9.49
Income from Investment Operations
Net investment income/(loss)[a]	0.12 [e]	0.15 [e]	0.19	0.20	0.24
Net realized and unrealized gains/(losses) on investments	0.19	(0.08)	0.38	0.96	0.52
Total from investment operations	0.31	0.07	0.57	1.16	0.76
Less Distributions
Dividends from net investment income	(0.22)	(0.22)	(0.21)	(0.22)	(0.24)
Distributions from net realized capital gains[1]	(0.19)	(0.42)	(0.11)	—	—
Total distributions	(0.41)	(0.64)	(0.32)	(0.22)	(0.24)
Proceeds from redemption fees	—*	—*	—*	—*	—*
Net asset value end of period	10.53	10.63	11.20	10.95	10.01
Net assets end of period (000s)	$421,671	$373,421	$353,370	$267,251	$113,898
Ratios and Supplemental Data (%)
Total return[b]	3.12%	0.72%	5.23%	11.80%	8.18%
Ratio of total expenses to average net assets[2]	0.77	0.75	0.74	0.79	0.84
Ratio of net expenses to average net assets[a]	0.76	0.75	0.74	0.79	0.83
Ratio of net investment income to average net assets[a]	1.15	1.37	1.58	1.82	2.48
Portfolio turnover	102	81	54	45	40

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 10.61	$ 11.18	$ 10.94	$ 10.00	$ 9.48
Income from Investment Operations
Net investment income/(loss)[a]	0.08 [e]	0.11 [e]	0.11	0.16	0.20
Net realized and unrealized gains/(losses) on investments	0.20	(0.08)	0.40	0.97	0.53
Total from investment operations	0.28	0.03	0.51	1.13	0.73
Less Distributions
Dividends from net investment income	(0.18)	(0.18)	(0.16)	(0.19)	(0.21)
Distributions from net realized capital gains[1]	(0.19)	(0.42)	(0.11)	—	—
Total distributions	(0.37)	(0.60)	(0.27)	(0.19)	(0.21)
Proceeds from redemption fees	—*	—*	—*	—*	—*
Net asset value end of period	10.52	10.61	11.18	10.94	10.00
Net assets end of period (000s)	$ 2,039	$ 1,861	$ 1,941	$ 2,452	$ 2,015
Ratios and Supplemental Data (%)
Total return[b]	2.85%	0.35%	4.76%	11.41%	7.83%
Ratio of total expenses to average net assets[2]	1.14	1.12	1.11	1.16	1.21
Ratio of net expenses to average net assets[a]	1.13	1.12	1.11	1.16	1.20
Ratio of net investment income to average net assets[a]	0.77	1.00	1.24	1.49	2.07
Portfolio turnover	102	81	54	45	40
See page 53 for notes to the Financial Highlights.
47

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' most recent annual report to shareholders, which is available upon request.

Administrative Class
2016	2015	2014	2013	2012
$10.62	$11.19	$10.94	$10.00	$ 9.48

0.09 [e]	0.12 [e]	0.13	0.16	0.22
0.20	(0.08)	0.41	0.98	0.52
0.29	0.04	0.54	1.14	0.74

(0.19)	(0.19)	(0.18)	(0.20)	(0.22)
(0.19)	(0.42)	(0.11)	—	—
(0.38)	(0.61)	(0.29)	(0.20)	(0.22)
—*	—*	—*	—*	—*
10.53	10.62	11.19	10.94	10.00
$ 392	$ 376	$ 306	$ 427	$ 310

2.96%	0.47%	4.97%	11.55%	7.93%
1.02	1.00	0.99	1.04	1.09
1.01	1.00	0.99	1.04	1.08
0.90	1.11	1.35	1.61	2.24
102	81	54	45	40

Retirement Class
2016 [f]
$ 9.78

0.08 [e]
0.75
0.83

(0.08)
—
(0.08)
—
10.53
$2,215

8.51% [c]
0.73 [d]
0.71 [d]
1.13 [d]
102
48

Financial Highlights

HARBOR HIGH-YIELD BOND FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 10.00	$ 10.85	$ 11.19	$ 11.15	$ 10.86
Income from Investment Operations
Net investment income/(loss)[a]	0.53 [e]	0.57 [e]	0.60	0.64	0.65
Net realized and unrealized gains/(losses) on investments	(0.02)	(0.66)	(0.05)	0.06	0.40
Total from investment operations	0.51	(0.09)	0.55	0.70	1.05
Less Distributions
Dividends from net investment income	(0.52)	(0.54)	(0.62)	(0.64)	(0.64)
Distributions from net realized capital gains[1]	—	(0.22)	(0.27)	(0.02)	(0.12)
Total distributions	(0.52)	(0.76)	(0.89)	(0.66)	(0.76)
Proceeds from redemption fees	—*	—*	—*	—*	—*
Net asset value end of period	9.99	10.00	10.85	11.19	11.15
Net assets end of period (000s)	$1,817,902	$1,460,808	$1,707,788	$1,880,044	$2,172,751
Ratios and Supplemental Data (%)
Total return[b]	5.46%	(0.79)%	5.10%	6.55%	10.18%
Ratio of total expenses to average net assets[2]	0.70	0.69	0.68	0.68	0.68
Ratio of net expenses to average net assets[a]	0.66	0.65	0.64	0.64	0.64
Ratio of net investment income to average net assets[a]	5.43	5.51	5.43	5.56	6.06
Portfolio turnover	58	49	48	57	32

	Investor Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 10.02	$ 10.87	$ 11.21	$ 11.16	$ 10.87
Income from Investment Operations
Net investment income/(loss)[a]	0.49 [e]	0.53 [e]	0.59	0.66	0.61
Net realized and unrealized gains/(losses) on investments	(0.02)	(0.66)	(0.08)	0.01	0.40
Total from investment operations	0.47	(0.13)	0.51	0.67	1.01
Less Distributions
Dividends from net investment income	(0.48)	(0.50)	(0.58)	(0.60)	(0.60)
Distributions from net realized capital gains[1]	—	(0.22)	(0.27)	(0.02)	(0.12)
Total distributions	(0.48)	(0.72)	(0.85)	(0.62)	(0.72)
Proceeds from redemption fees	—*	—*	—*	—*	—*
Net asset value end of period	10.01	10.02	10.87	11.21	11.16
Net assets end of period (000s)	$ 87,155	$ 96,957	$ 100,194	$ 114,564	$ 154,604
Ratios and Supplemental Data (%)
Total return[b]	5.02%	(1.15)%	4.70%	6.22%	9.77%
Ratio of total expenses to average net assets[2]	1.07	1.06	1.05	1.05	1.05
Ratio of net expenses to average net assets[a]	1.03	1.02	1.01	1.01	1.01
Ratio of net investment income to average net assets[a]	5.09	5.14	5.06	5.19	5.71
Portfolio turnover	58	49	48	57	32
See page 53 for notes to the Financial Highlights.
49

Administrative Class
2016	2015	2014	2013	2012
$10.02	$10.87	$11.21	$11.16	$10.87

0.51 [e]	0.55 [e]	0.60	0.70	0.62
(0.02)	(0.67)	(0.08)	(0.02)	0.40
0.49	(0.12)	0.52	0.68	1.02

(0.50)	(0.51)	(0.59)	(0.61)	(0.61)
—	(0.22)	(0.27)	(0.02)	(0.12)
(0.50)	(0.73)	(0.86)	(0.63)	(0.73)
—*	—*	—*	—*	—*
10.01	10.02	10.87	11.21	11.16
$4,631	$4,314	$4,773	$5,519	$9,571

5.18%	(1.03)%	4.82%	6.33%	9.90%
0.95	0.94	0.93	0.93	0.93
0.91	0.90	0.89	0.89	0.89
5.20	5.26	5.18	5.32	5.81
58	49	48	57	32

Retirement Class
2016 [f]
$ 9.40

0.36 [e]
0.61
0.97

(0.37)
—
(0.37)
—*
10.00
$1,828

10.49% [c]
0.66 [d]
0.61 [d]
5.38 [d]
58
50

Financial Highlights

HARBOR BOND FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 11.92	$ 12.28	$ 12.22	$ 13.03	$ 12.20
Income from Investment Operations
Net investment income/(loss)[a]	0.37 [e]	0.34 [e]	0.25	0.30	0.36
Net realized and unrealized gains/(losses) on investments	0.16	(0.18)	0.16	(0.30)	0.76
Total from investment operations	0.53	0.16	0.41	—*	1.12
Less Distributions
Dividends from net investment income	(0.48)	(0.41)	(0.35)	(0.30)	(0.27)
Distributions from net realized capital gains[1]	(0.09)	(0.11)	—	(0.51)	(0.02)
Total distributions	(0.57)	(0.52)	(0.35)	(0.81)	(0.29)
Proceeds from redemption fees	—	—	—	—	—*
Net asset value end of period	11.88	11.92	12.28	12.22	13.03
Net assets end of period (000s)	$2,438,815	$2,874,705	$4,125,889	$6,626,361	$7,748,277
Ratios and Supplemental Data (%)
Total return[b]	4.70%	1.32%	3.40%	(0.05)%	9.34%
Ratio of total expenses to average net assets[2]	0.60	0.58	0.56	0.56	0.57
Ratio of net expenses to average net assets[a]	0.53	0.52	0.54	0.53	0.54
Ratio of net expenses excluding interest expense to average net assets[a]	0.51	0.52	0.54	0.53	0.54
Ratio of net investment income to average net assets[a]	3.16	2.80	1.90	2.36	2.88
Portfolio turnover	592	586	439	446	473

HARBOR REAL RETURN FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.15	$ 10.18	$ 10.41	$ 11.54	$ 11.38
Income from Investment Operations
Net investment income/(loss)[a]	0.15 [e]	0.10 [e]	0.40	0.10	0.14
Net realized and unrealized gains/(losses) on investments	0.35	(0.43)	(0.20)	(0.84)	0.84
Total from investment operations	0.50	(0.33)	0.20	(0.74)	0.98
Less Distributions
Dividends from net investment income	(0.17)	(0.70)	(0.03)	(0.18)	(0.26)
Distributions from net realized capital gains[1]	—	—	(0.40)	(0.21)	(0.56)
Total distributions	(0.17)	(0.70)	(0.43)	(0.39)	(0.82)
Net asset value end of period	9.48	9.15	10.18	10.41	11.54
Net assets end of period (000s)	$ 108,890	$ 130,467	$ 169,969	$ 404,689	$ 507,576
Ratios and Supplemental Data (%)
Total return[b]	5.55%	(3.32)%	2.07%	(6.67)%	9.19%
Ratio of total expenses to average net assets[2]	0.87	0.77	0.63	0.61	0.62
Ratio of net expenses to average net assets[a]	0.73	0.68	0.62	0.61	0.62
Ratio of net expenses excluding interest expense to average net assets[a]	0.55	0.58	0.60	0.59	0.59
Ratio of net investment income to average net assets[a]	1.63	1.06	1.91	0.92	1.43
Portfolio turnover	611	531	427	285	287
See page 53 for notes to the Financial Highlights.
51

Administrative Class
2016	2015	2014	2013	2012
$ 11.93	$ 12.28	$ 12.23	$ 13.03	$ 12.20

0.34 [e]	0.30 [e]	0.22	0.27	0.34
0.16	(0.16)	0.15	(0.29)	0.75
0.50	0.14	0.37	(0.02)	1.09

(0.45)	(0.38)	(0.32)	(0.27)	(0.24)
(0.09)	(0.11)	—	(0.51)	(0.02)
(0.54)	(0.49)	(0.32)	(0.78)	(0.26)
—	—	—	—	—*
11.89	11.93	12.28	12.23	13.03
$37,887	$57,874	$102,591	$138,575	$165,468

4.42%	1.13%	3.05%	(0.23)%	9.06%
0.85	0.83	0.81	0.81	0.82
0.78	0.77	0.79	0.78	0.79
0.76	0.77	0.79	0.78	0.79
2.89	2.47	1.66	2.11	2.64
592	586	439	446	473

Administrative Class
2016	2015	2014	2013	2012
$ 9.15	$ 10.17	$ 10.41	$ 11.55	$ 11.40

0.13 [e]	0.08 [e]	0.21	0.06	0.10
0.34	(0.42)	(0.03)	(0.84)	0.85
0.47	(0.34)	0.18	(0.78)	0.95

(0.16)	(0.68)	(0.02)	(0.15)	(0.24)
—	—	(0.40)	(0.21)	(0.56)
(0.16)	(0.68)	(0.42)	(0.36)	(0.80)
9.46	9.15	10.17	10.41	11.55
$ 2,492	$ 3,174	$ 3,481	$ 3,542	$ 4,968

5.26%	(3.47)%	1.81%	(6.94)%	8.88%
1.12	1.02	0.88	0.86	0.87
0.98	0.93	0.87	0.86	0.87
0.80	0.83	0.85	0.84	0.84
1.38	0.90	2.08	0.69	1.18
611	531	427	285	287
52

Financial Highlights

HARBOR MONEY MARKET FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income/(loss)[a]	—* ,e	—* ,e	—*	—*	—*
Net realized and unrealized gains/(losses) on investments	—	—	—	—	—
Total from investment operations	—*	—*	—*	—*	—*
Less Distributions
Dividends from net investment income	—*	—*	—*	—*	—*
Distributions from net realized capital gains[1]	—	—	—	—	—
Total distributions	—*	—*	—*	—*	—*
Net asset value end of period	1.00	1.00	1.00	1.00	1.00
Net assets end of period (000s)	$136,986	$176,781	$157,801	$137,042	$133,308
Ratios and Supplemental Data (%)
Total return[b]	0.30%	0.08%	0.06%	0.09%	0.08%
Ratio of total expenses to average net assets[2]	0.36	0.32	0.30	0.31	0.33
Ratio of net expenses to average net assets[a]	—	—	—	—	—
Ratio of net investment income to average net assets[a]	0.27	0.08	0.06	0.09	0.08

*	Less than $0.01
1	Includes both short-term and long-term capital gains
2	Percentage does not reflect reduction for credit balance arrangements.
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are allocated based upon average shares outstanding during the period.
f	For the period March 1, 2016 (inception) through October 31, 2016.
53

Administrative Class
2016	2015	2014	2013	2012
$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

—* ,e	—* ,e	—*	—*	—*
—	—	—	—	—
—*	—*	—*	—*	—*

—*	—*	—*	—*	—*
—	—	—	—	—
—*	—*	—*	—*	—*
1.00	1.00	1.00	1.00	1.00
$2,267	$1,727	$2,177	$ 376	$ 331

0.30%	0.08%	0.06%	0.09%	0.08%
0.61	0.57	0.55	0.56	0.58
—	—	—	—	—
0.28	0.07	0.06	0.09	0.08
54

Harbor Fixed Income Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Fixed Income Funds
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Administrative Class	2234	HRCSX	411512726
Investor Class	2434	HICSX	411512718
Retirement Class	2534	HNCVX	411512387
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Retirement Class	2524	HNHYX	411512379
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
55

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds' investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.FI.0317
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

Prospectus
March 1, 2017
Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class
Harbor Target Retirement Income	HARAX	HARBX	HARCX
Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX
Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX
Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX
Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX
Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX
Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX
Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX
Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX
Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX
Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Target Retirement Income Fund

Fund Summary
Investment Objective
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses2,[3]	0.61%	0.86%	0.98%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 62	$215	$381	$ 862
Administrative Class	$ 88	$294	$517	$1,158
Investor Class	$100	$331	$581	$1,298

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund’s current target allocations are:
■ Fixed Income	70%
■ Equity	20%
■ Short-Term	10%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s Asset Allocation.
The Fund’s indirect bond holdings (approximately 70% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 10% of the Fund’s assets) consist of high-quality, short-term money market instruments.
The Fund’s indirect stock holdings (approximately 20% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

1

Fund Summary
Harbor Target Retirement Income Fund

Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Fixed Income Securities
With approximately 80% of its assets indirectly allocated to fixed income and money market instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Risks Associated With Equity Securities
With approximately 20% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

2

Fund Summary
Harbor Target Retirement Income Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	6.19%	Q2 2009
Worst Quarter	-4.71%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement Income Fund
Institutional Class Before Taxes	4.96%	4.36%	N/A	5.88%	01-02-2009
After Taxes on Distributions	3.64%	2.49%	N/A	3.60%
After Taxes on Distributions and Sale of Fund Shares	2.31%	2.76%	N/A	3.99%
Administrative Class Before Taxes	4.96%	4.38%	N/A	5.88%	01-02-2009
Investor Class Before Taxes	4.96%	4.38%	N/A	5.88%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index Income^,*	5.49%	4.19%	N/A	5.69%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index Income is derived by applying the Harbor Target Retirement Income Fund’s (the “Income Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The weights of the Composite Index Income match the Income Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

3

Fund Summary
Harbor Target Retirement Income Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
4

Harbor Target Retirement 2015 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses2,[3]	0.62%	0.87%	0.99%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 63	$218	$386	$ 874
Administrative Class	$ 89	$297	$522	$1,170
Investor Class	$101	$335	$587	$1,309

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2015 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	67%
■ Equity	24%
■ Short-Term	9%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 67% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 9% of the Fund’s assets) consist of high-quality, short-term money market instruments.
The Fund’s indirect stock holdings (approximately 24% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

5

Fund Summary
Harbor Target Retirement 2015 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Fixed Income Securities
With approximately 76% of its assets indirectly allocated to fixed income and money market instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Risks Associated With Equity Securities
With approximately 24% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with

6

Fund Summary
Harbor Target Retirement 2015 Fund

those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	9.82%	Q2 2009
Worst Quarter	-7.82%	Q3 2011
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2015 Fund
Institutional Class Before Taxes	5.31%	5.21%	N/A	7.14%	01-02-2009
After Taxes on Distributions	4.06%	3.25%	N/A	4.92%
After Taxes on Distributions and Sale of Fund Shares	3.00%	3.42%	N/A	4.94%
Administrative Class Before Taxes	5.31%	5.24%	N/A	7.14%	01-02-2009
Investor Class Before Taxes	5.31%	5.23%	N/A	7.14%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2015^,*	6.13%	5.08%	N/A	6.96%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2015 is derived by applying the Harbor Target Retirement 2015 Fund’s (the “2015 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The weights of the Composite Index 2015 match the 2015 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.

7

Fund Summary
Harbor Target Retirement 2015 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

8

Harbor Target Retirement 2020 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses2,[3]	0.66%	0.91%	1.03%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 67	$229	$404	$ 911
Administrative Class	$ 93	$307	$539	$1,206
Investor Class	$105	$345	$604	$1,345

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	62%
■ Equity	34%
■ Short-Term	4%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 62% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 4% of the Fund’s assets) consist of high-quality, short-term money market instruments.
The Fund’s indirect stock holdings (approximately 34% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

9

Fund Summary
Harbor Target Retirement 2020 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Fixed Income Securities
With approximately 66% of its assets indirectly allocated to fixed income and money market instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Risks Associated With Equity Securities
With approximately 34% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with

10

Fund Summary
Harbor Target Retirement 2020 Fund

those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	11.06%	Q2 2009
Worst Quarter	-8.96%	Q3 2011
Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2020 Fund
Institutional Class Before Taxes	6.08%	5.78%	N/A	7.72%	01-02-2009
After Taxes on Distributions	4.57%	3.62%	N/A	5.12%
After Taxes on Distributions and Sale of Fund Shares	3.68%	3.88%	N/A	5.44%
Administrative Class Before Taxes	6.20%	5.81%	N/A	7.72%	01-02-2009
Investor Class Before Taxes	6.20%	5.80%	N/A	7.72%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2020^,*	7.42%	5.73%	N/A	7.59%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2020 is derived by applying the Harbor Target Retirement 2020 Fund’s (the “2020 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The weights of the Composite Index 2020 match the 2020 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.

11

Fund Summary
Harbor Target Retirement 2020 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Target Retirement 2025 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses2,[3]	0.69%	0.94%	1.06%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 70	$236	$415	$ 936
Administrative Class	$ 96	$315	$551	$1,230
Investor Class	$108	$352	$616	$1,368

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2025 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	60%
■ Equity	40%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 60% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
The Fund’s indirect stock holdings (approximately 40% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

13

Fund Summary
Harbor Target Retirement 2025 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Fixed Income Securities
With approximately 60% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Risks Associated With Equity Securities
With approximately 40% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

14

Fund Summary
Harbor Target Retirement 2025 Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	13.07%	Q2 2009
Worst Quarter	-10.86%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2025 Fund
Institutional Class Before Taxes	6.54%	6.26%	N/A	8.21%	01-02-2009
After Taxes on Distributions	5.13%	4.24%	N/A	6.20%
After Taxes on Distributions and Sale of Fund Shares	3.96%	4.29%	N/A	5.96%
Administrative Class Before Taxes	6.55%	6.26%	N/A	8.21%	01-02-2009
Investor Class Before Taxes	6.55%	6.26%	N/A	8.21%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2025^,*	8.25%	6.27%	N/A	8.23%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2025 is derived by applying the Harbor Target Retirement 2025 Fund’s (the “2025 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2025 match the 2025 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

15

Fund Summary
Harbor Target Retirement 2025 Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
16

Harbor Target Retirement 2030 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses2,[3]	0.70%	0.95%	1.07%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 72	$241	$425	$ 959
Administrative Class	$ 97	$320	$561	$1,252
Investor Class	$109	$357	$625	$1,390

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	52%
■ Equity	48%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 52% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
The Fund’s indirect stock holdings (approximately 48% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

17

Fund Summary
Harbor Target Retirement 2030 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Fixed Income Securities
With approximately 52% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Risks Associated With Equity Securities
With approximately 48% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

18

Fund Summary
Harbor Target Retirement 2030 Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	14.81%	Q2 2009
Worst Quarter	-12.69%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2030 Fund
Institutional Class Before Taxes	6.81%	6.98%	N/A	8.83%	01-02-2009
After Taxes on Distributions	4.84%	4.62%	N/A	5.82%
After Taxes on Distributions and Sale of Fund Shares	4.57%	4.90%	N/A	6.36%
Administrative Class Before Taxes	6.69%	6.96%	N/A	8.82%	01-02-2009
Investor Class Before Taxes	6.69%	6.96%	N/A	8.82%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2030^,*	8.71%	7.00%	N/A	8.92%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2030 is derived by applying the Harbor Target Retirement 2030 Fund’s (the “2030 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2030 match the 2030 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

19

Fund Summary
Harbor Target Retirement 2030 Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
20

Harbor Target Retirement 2035 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses2,[3]	0.72%	0.97%	1.09%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 74	$245	$432	$ 971
Administrative Class	$ 99	$324	$567	$1,265
Investor Class	$111	$362	$632	$1,403

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	58%
■ Fixed Income	42%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 58% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 42% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

21

Fund Summary
Harbor Target Retirement 2035 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Equity Securities
With approximately 58% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Risks Associated With Fixed Income Securities
With approximately 42% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

22

Fund Summary
Harbor Target Retirement 2035 Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	16.28%	Q2 2009
Worst Quarter	-14.49%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2035 Fund
Institutional Class Before Taxes	6.86%	7.77%	N/A	9.36%	01-02-2009
After Taxes on Distributions	5.41%	5.86%	N/A	7.52%
After Taxes on Distributions and Sale of Fund Shares	4.27%	5.58%	N/A	7.05%
Administrative Class Before Taxes	6.87%	7.78%	N/A	9.35%	01-02-2009
Investor Class Before Taxes	6.87%	7.78%	N/A	9.35%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2035^,*	9.04%	7.81%	N/A	9.53%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2035 is derived by applying the Harbor Target Retirement 2035 Fund’s (the “2035 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2035 match the 2035 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.

23

Fund Summary
Harbor Target Retirement 2035 Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
24

Harbor Target Retirement 2040 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses2,[3]	0.74%	0.99%	1.11%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 76	$252	$443	$ 995
Administrative Class	$101	$330	$578	$1,288
Investor Class	$113	$368	$642	$1,426

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2040 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	69%
■ Fixed Income	31%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 69% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 31% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

25

Fund Summary
Harbor Target Retirement 2040 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Equity Securities
With approximately 69% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Risks Associated With Fixed Income Securities
With approximately 31% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

26

Fund Summary
Harbor Target Retirement 2040 Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	17.83%	Q2 2009
Worst Quarter	-16.35%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2040 Fund
Institutional Class Before Taxes	6.80%	8.66%	N/A	9.86%	01-02-2009
After Taxes on Distributions	4.72%	6.17%	N/A	6.63%
After Taxes on Distributions and Sale of Fund Shares	4.83%	6.37%	N/A	7.18%
Administrative Class Before Taxes	6.80%	8.66%	N/A	9.88%	01-02-2009
Investor Class Before Taxes	6.80%	8.66%	N/A	9.88%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2040^,*	9.30%	8.70%	N/A	10.14%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2040 is derived by applying the Harbor Target Retirement 2040 Fund’s (the “2040 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2040 match the 2040 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

27

Fund Summary
Harbor Target Retirement 2040 Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
28

Harbor Target Retirement 2045 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses2,[3]	0.75%	1.00%	1.12%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 77	$257	$453	$1,018
Administrative Class	$102	$336	$588	$1,310
Investor Class	$114	$373	$652	$1,447

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	78%
■ Fixed Income	22%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 78% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 22% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

29

Fund Summary
Harbor Target Retirement 2045 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Equity Securities
With approximately 78% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Risks Associated With Fixed Income Securities
With approximately 22% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

30

Fund Summary
Harbor Target Retirement 2045 Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.06%	Q2 2009
Worst Quarter	-17.99%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2045 Fund
Institutional Class Before Taxes	6.70%	9.38%	N/A	10.22%	01-02-2009
After Taxes on Distributions	5.07%	7.59%	N/A	8.43%
After Taxes on Distributions and Sale of Fund Shares	4.54%	6.96%	N/A	7.87%
Administrative Class Before Taxes	6.70%	9.38%	N/A	10.22%	01-02-2009
Investor Class Before Taxes	6.70%	9.38%	N/A	10.22%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2045^,*	9.67%	9.45%	N/A	10.62%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2045 is derived by applying the Harbor Target Retirement 2045 Fund’s (the “2045 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2045 match the 2045 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.

31

Fund Summary
Harbor Target Retirement 2045 Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
32

Harbor Target Retirement 2050 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses2,[3]	0.77%	1.02%	1.14%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 79	$263	$464	$1,042
Administrative Class	$104	$342	$598	$1,333
Investor Class	$116	$379	$663	$1,470

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2050 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	87%
■ Fixed Income	13%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 87% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 13% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

33

Fund Summary
Harbor Target Retirement 2050 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Equity Securities
With approximately 87% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Risks Associated With Fixed Income Securities
With approximately 13% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

34

Fund Summary
Harbor Target Retirement 2050 Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.06%	Q2 2009
Worst Quarter	-18.73%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2050 Fund
Institutional Class Before Taxes	6.58%	10.03%	N/A	10.56%	01-02-2009
After Taxes on Distributions	4.33%	7.29%	N/A	7.64%
After Taxes on Distributions and Sale of Fund Shares	5.08%	7.57%	N/A	8.04%
Administrative Class Before Taxes	6.58%	10.05%	N/A	10.57%	01-02-2009
Investor Class Before Taxes	6.58%	10.02%	N/A	10.57%	01-02-2009
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	2.23%	N/A	3.91%
MSCI EAFE (ND)^	1.00%	6.53%	N/A	6.95%
Russell 3000®^	12.74%	14.67%	N/A	14.75%
Composite Index 2050^,*	9.98%	10.10%	N/A	10.97%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2050 is derived by applying the Harbor Target Retirement 2050 Fund’s (the “2050 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2050 match the 2050 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

35

Fund Summary
Harbor Target Retirement 2050 Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
36

Harbor Target Retirement 2055 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses1,[2]	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses2,[3]	0.78%	1.03%	1.15%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 80	$266	$469	$1,053
Administrative Class	$105	$345	$604	$1,345
Investor Class	$117	$382	$668	$1,482

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2055 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2055, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	93%
■ Fixed Income	7%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 93% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 7% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing

37

Fund Summary
Harbor Target Retirement 2055 Fund

in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Risks Associated With Equity Securities
With approximately 93% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Risks Associated With Foreign Securities/Emerging Markets
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Risks Associated With Fixed Income Securities
With approximately 7% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the Fund’s performance for the past calendar year. When the Fund generates additional years of returns, the bar chart will show the volatility — or variability — of the Fund’s annual total returns over time and how the Fund’s performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not

38

Fund Summary
Harbor Target Retirement 2055 Fund

necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	6.09%	Q3 2016
Worst Quarter	-9.78%	Q3 2015

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2055 Fund
Institutional Class Before Taxes	6.47%	N/A	N/A	2.73%	11-01-2014
After Taxes on Distributions	5.42%	N/A	N/A	1.60%
After Taxes on Distributions and Sale of Fund Shares	4.07%	N/A	N/A	1.68%
Administrative Class Before Taxes	6.47%	N/A	N/A	2.73%	11-01-2014
Investor Class Before Taxes	6.47%	N/A	N/A	2.73%	11-01-2014
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	2.65%	N/A	N/A	1.85%
MSCI EAFE (ND)^	1.00%	N/A	N/A	-0.92%
Russell 3000®^	12.74%	N/A	N/A	7.10%
Composite Index 2055^,*	10.11%	N/A	N/A	3.40%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2055 is derived by applying the Harbor Target Retirement 2055 Fund’s (the “2055 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth
Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2055 match the 2055 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
David G. Van Hooser
Mr. Van Hooser, Chief Executive Officer, President, Director and Chairman of the Board of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

39

Fund Summary
Harbor Target Retirement 2055 Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
40

The Funds’ Investments

Each Target Retirement Fund is designed to provide an investment portfolio for investors who would rather use asset allocations developed by Harbor Capital Advisors, Inc., the Target Retirement Funds’ investment adviser, than try to build their own retirement investment portfolios. Because each Target Retirement Fund invests in other Harbor mutual funds, rather than in individual securities, each Fund is considered a “fund of funds.” Through its investments in these underlying funds, each of the Target Retirement Funds is exposed to a diversified portfolio of stocks and bonds.

Additional Information about the Funds’ Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

The Funds’ Investment Styles
The Target Retirement Funds are constructed based on Harbor Capital Advisors’ investment experience that, over the long term, stocks generally provide greater growth opportunities and greater risk than bonds, and bonds generally provide more income and lower volatility than stocks. The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund would leave the work force and enter retirement (typically age 65) and likely stop making new investments in the Fund. The year-specific Target Retirement Funds strive to produce more income and lower volatility as the target year approaches.
The Funds are not a complete solution to the retirement needs of investors. There is no guarantee that these Funds will achieve their goals. The Target Retirement Funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name. That will depend on the amount of money you have invested in your Target Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources. The Funds are not designed for lump sum redemptions at the target date, as they are managed with the assumption that you will continue to maintain your investments in the Funds following your retirement. An investor may experience losses, including losses near, at, or after the target date.
Once you determine your expected retirement year, you can choose a Target Retirement Fund based on that date. The specific fund you choose should depend on, in addition to your expected retirement year, factors such as your age at retirement, risk tolerance, complete financial situation and other personal circumstances. In general, the Funds’ investment programs assume a retirement age of 65. As the target year approaches, the Funds’ asset allocations shift emphasis away from stocks and towards bond and money market investments to help provide more income and help reduce volatility. Harbor Target Retirement Income Fund is designed for investors currently in retirement. The Fund’s investments are expected to remain stable over time and emphasize bond and short-term funds but also include an allocation of approximately one-fifth of the Fund’s assets to domestic and international equity funds. Because Harbor Capital Advisors anticipates that an investor may live for many years after he or she retires, the Target Retirement Funds will continue to have investments in stocks.

Asset Allocation Framework
Harbor Capital Advisors believes that asset allocation — that is, dividing investments among stocks, bonds and short-term investments — should be a critical part of every investor’s investment process. Harbor Capital Advisors also believes that the asset allocation an investor uses today may not be appropriate as the investor moves closer to retirement age. The Target Retirement Funds are designed to provide investors with a Fund whose asset allocation changes over time and becomes more conservative as an investor approaches retirement, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase.
Harbor Capital Advisors allocates each Fund’s assets among the underlying Harbor funds based on the Fund’s investment objectives and policies. The asset allocation for each Fund (other than Harbor Target Retirement Income Fund) will change over time as the target date indicated in the Fund’s name draws closer.
41

The Funds’ Investments

Target Asset Allocation (GLIDE PATH)
Harbor Target Retirement Funds - Target Asset Allocation
GLIDE PATH
Over time, the allocation to asset classes and underlying Harbor funds will change in a predetermined manner as shown in the glide path. The glide path shows the shifting of the asset allocations over time and illustrates how each Target Retirement Fund’s (except Harbor Target Retirement Income Fund) asset mix becomes more conservative as time elapses.
The principal value of the Funds is not guaranteed at any time, including the target retirement date.

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF MARCH 1, 2017
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	12%	11%	9%	8%	7%	6%	5%	4%	3%	2%
Harbor Mid Cap Growth Fund	6	6	5	5	4	3	3	2	2	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	2	2	1	1
Harbor Large Cap Value Fund	14	13	11	10	9	7	6	5	4	3
Harbor Mid Cap Value Fund	9	9	8	7	6	5	4	4	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	3	2	1
Harbor International Fund	12	11	10	9	7	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	10	9	7	6	5	4	3	3
Harbor International Growth Fund	12	11	10	9	7	6	5	4	3	3
Harbor Global Growth Fund	5	4	4	3	3	2	2	2	1	1
Total Equity	93	87	78	69	58	48	40	34	24	20
Fixed Income
Harbor High-Yield Bond Fund	3%	6%	9%	12%	16%	19%	20%	17%	14%	13%
Harbor Bond Fund	4	7	12	17	22	26	30	33	37	39
Harbor Real Return Fund	0	0	1	2	4	7	10	12	16	18
Total Fixed Income	7	13	22	31	42	52	60	62	67	70
Short-Term
Harbor Money Market Fund	0%	0%	0%	0%	0%	0%	0%	4%	9%	10%
Total Short-Term	0	0	0	0	0	0	0	4	9	10
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
42

The Funds’ Investments

The Funds’ investment programs generally assume a retirement age of 65. It is expected that an investor will choose a Fund whose target date is approximately the year in which the investor reaches age 65. Choosing a Fund targeting an earlier date represents a more conservative choice; selecting a Fund with a later date represents a more aggressive choice. For example, Harbor Target Retirement 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with most of its assets invested in domestic and international equity funds and only a very modest portion of its assets invested in bond funds. By contrast, Harbor Target Retirement 2015 Fund has a conservative asset allocation, with less than one-third of its assets invested in domestic and international equity funds and the majority of its assets invested in bond funds and short-term funds.
Harbor Capital Advisors intends to manage each Fund according to its target asset allocation strategy, and does not intend to trade actively among the underlying Harbor funds or seek to capture short-term market opportunities. However, Harbor Capital Advisors’ Investment Advisory Committee, which oversees the Target Retirement Funds, may modify the target asset allocation strategy for any Fund and modify the selection and weightings of the underlying Harbor funds for any Fund in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Differences between the Funds’ target and actual allocations appearing in this prospectus result from such changes and determinations made by the Committee.
The Investment Advisory Committee also regularly reviews each Fund’s allocations to determine whether rebalancing is appropriate, and each Fund’s investment portfolio is expected to be rebalanced as often as the Committee deems is appropriate. Each Fund will be rebalanced at least once per year.
Harbor Funds’ trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds in which the Target Retirement Funds invest.

What Happens When a Fund Reaches Its Target Year
Once a Fund’s asset allocation is similar to that of Harbor Target Retirement Income Fund, the Fund’s Board of Trustees may approve combining the Fund with Harbor Target Retirement Income Fund. The Board of Trustees will grant such approval if it determines the combination to be in the best interests of the Funds’ shareholders. Once such a combination occurs, shareholders will own shares of Harbor Target Retirement Income Fund. Harbor Capital Advisors expects the combination to occur within 5 years after the year indicated in the affected Fund’s name.

Description of the Underlying Harbor Funds
Each Harbor Target Retirement Fund will purchase shares of the underlying Harbor funds and may invest in any or all of the underlying Harbor funds. Although the underlying Harbor funds are categorized generally as equity (domestic, international or global), strategic market and fixed income, or short-term funds, many of the underlying Harbor funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high-yield bonds, and other securities.
43

Descriptions of the Underlying Harbor Funds

In pursuing its investment objectives and programs, each of the underlying Harbor funds is permitted to engage in a wide range of investment practices. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds in which the Target Retirement Funds invest. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Target Retirement Fund invests in the underlying Harbor funds, shareholders of each Target Retirement Fund will be affected by these investment practices in direct proportion to the amount of assets each Target Retirement Fund allocates to the underlying funds pursuing these practices.

Harbor Capital
Appreciation Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Jennison Associates LLC (since May 1990)
Portfolio Managers: Spiros Segalas (since 1990) and Kathleen A. McCarragher (since 2013)
Overview of Principal Investment Strategy
Harbor Capital Appreciation Fund seeks long-term growth of capital by investing in a diversified portfolio of mid to large cap equity securities with market capitalizations of at least $1 billion and above average prospects for growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Harbor Strategic
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Mar Vista Investment Partners, LLC (since its inception in 2017)
Portfolio Managers: Silas A. Myers, CFA (since 2017), Brian L. Massey, CFA (since 2017), Joshua J. Honeycutt, CFA (since 2017) and Jeffrey B. Prestine (since 2017)
Overview of Principal Investment Strategy
Harbor Strategic Growth Fund seeks long-term growth of capital by investing in equity securities that are determined by the Subadviser to have strong growth characteristics and that are undervalued in the marketplace. Under normal market conditions, the fund invests primarily (at least 65% of its net assets) in equity securities, principally common and preferred stocks, of U.S. companies. The fund tends to invest more significantly in equity securities of companies with larger market capitalizations, but may also invest in equity securities of companies with mid and small market capitalizations. The fund maintains a portfolio of approximately 30-50 stocks. However, the actual number of portfolio holdings may vary due to market conditions. Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that the Subadviser believes have greater investment opportunities.

Harbor Mid Cap
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Wellington Management Company LLP (since September 2005)
Portfolio Managers: Stephen Mortimer (since 2010), Michael T. Carmen, CFA (since 2005) and Mario E. Abularach, CFA, CMT (since 2006)
Overview of Principal Investment Strategy
Harbor Mid Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities, principally common and preferred stocks of companies with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies. The fund may invest up to 25% of its assets in foreign securities, which may include emerging markets.

Harbor Small
Cap Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Westfield Capital Management Company, L.P. (since its inception in 2000)
Portfolio Managers: William Muggia, Lead Portfolio Manager (since 2000), Ethan Meyers, CFA (since 2000), John Montgomery (since 2011), Bruce Jacobs, CFA (since 2011) and Hamlen Thompson (since 2011)
Overview of Principal Investment Strategy
Harbor Small Cap Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of about 60 to 80 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Growth Index provided that, if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.
44

Descriptions of the Underlying Harbor Funds

Harbor Small
Cap Growth
Opportunities Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Elk Creek Partners, LLC (since its inception in 2014)
Portfolio Managers: Cam Philpott, CFA (since 2014), Lance Marx, CFA (since 2014), David Hand, CFA (since 2014), Hiren Patel, Ph.D. (since 2014) and Sean McGinnis, CFA (since 2014)
Overview of Principal Investment Strategy
Harbor Small Cap Growth Opportunities Fund seeks long-term growth of capital by investing in a diversified portfolio of about 80 to 100 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Large
Cap Value Fund
Investment Objective: Seeks long-term total return
Subadviser: Aristotle Capital Management, LLC (since May 2012)
Portfolio Manager: Howard Gleicher, CFA (since 2012)
Overview of Principal Investment Strategy
Harbor Large Cap Value Fund seeks long-term total return by investing at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities from 35-45 companies with market capitalizations that fall within the range of the Russell 1000® Value Index. The fund may invest up to 20% of its total assets in foreign securities, which may include emerging markets.

Harbor Mid Cap
Value Fund
Investment Objective: Seeks long-term total return
Subadviser: LSV Asset Management (since September 2004)
Portfolio Managers: Josef Lakonishok, Ph.D. (since 2004), Menno Vermeulen, CFA (since 2004), Puneet Mansharamani, CFA (since 2006), Greg Sleight (since 2015) and Guy Lakonishok (since 2015)
Overview of Principal Investment Strategy
Harbor Mid Cap Value Fund seeks long-term total return by investing primarily in equity securities of companies which, in the Subadviser’s opinion, are out-of-favor or undervalued in the marketplace at the time of purchase and have potential for appreciation. The fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index; provided, that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies.

Harbor Small
Cap Value Fund
Investment Objective: Seeks long-term total return
Subadviser: EARNEST Partners LLC (since its inception in 2001)
Portfolio Manager: Paul Viera (since 2001)
Overview of Principal Investment Strategy
Harbor Small Cap Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 55 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor International Fund
Investment Objective: Seeks long-term total return, principally from growth of capital
Subadviser: Northern Cross, LLC (since February 2009)
Portfolio Managers: Howard Appleby, CFA (since 2009), Jean-Francois Ducrest (since 2009) and James LaTorre, CFA (since 2009)
Overview of Principal Investment Strategy
Harbor International Fund seeks long-term total return, principally from growth of capital, by investing no less than 65% of its total assets in a diversified portfolio of international large cap value oriented common and preferred stocks of companies with market capitalizations generally in excess of $1 billion at the time of purchase. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.
45

Descriptions of the Underlying Harbor Funds

Harbor Diversified International All Cap Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Marathon Asset Management LLP (since its inception in 2015)
Portfolio Managers: Neil M. Ostrer (since 2015), William J. Arah (since 2015), Charles Carter (since 2015), Nick Longhurst (since 2015), Michael Godfrey (since 2015), David Cull (since 2015), Robert Anstey (since 2015) and Simon Somerville (since 2016)
Overview of Principal Investment Strategy
Harbor Diversified International All Cap Fund seeks long-term growth of capital, by investing no less than 65% of its total assets in common and preferred stocks of foreign companies, including those located in emerging market countries. While inherently diversified, the fund focuses on smaller and mid cap businesses in niche industries.

Harbor International
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Baillie Gifford Overseas Limited (since May 2013)
Portfolio Managers: Gerard Callahan (since 2013), Iain Campbell (since 2013), Joe Faraday, CFA (since 2013), Moritz Sitte, CFA (since 2014), Sophie Earnshaw, CFA (since 2014) and Tom Walsh, CFA (since 2014)
Overview of Principal Investment Strategy
Harbor International Growth Fund seeks long-term growth of capital by investing primarily (no less than 65% of its total assets under normal market conditions) in equity securities of foreign companies that the Subadviser believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in companies that are located in or economically tied to at least three different countries outside of the United States.

Harbor International Small Cap Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Baring International Investment Limited (since its inception in 2016)
Portfolio Managers: Nicholas M. Williams (since 2016), Colin C. Riddles (since 2016) and Rosemary C. Simmonds (since 2016)
Overview of Principal Investment Strategy
Harbor International Small Cap Fund seeks long-term growth of capital, by investing at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities, principally common and preferred stocks, of small cap foreign companies. Up to 20% of the Fund’s total assets may be invested in emerging market companies. The Fund typically expects to maintain investments in a diversified portfolio of between approximately 80 and 110 stocks under normal market conditions, with no one individual holding normally representing more than 3% of the Fund’s total assets.

Harbor Global
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Marsico Capital Management, LLC (since its inception in 2009)
Portfolio Manager: Thomas F. Marsico (since 2009)
Overview of Principal Investment Strategy
Harbor Global Growth Fund seeks long-term growth of capital by investing in stocks of U.S. and foreign companies selected for their long-term growth potential. The fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the fund generally will invest at least 30% of its assets in such foreign securities). The fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

Harbor Emerging
Markets Equity Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Oaktree Capital Management, L.P. (since its inception in 2013)
Portfolio Managers: Frank Carroll (since 2013) and Tim Jensen (since 2013)
Overview of Principal Investment Strategy
Harbor Emerging Markets Equity Fund seeks long-term growth of capital by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital. Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries.
46

Descriptions of the Underlying Harbor Funds

Harbor Commodity
Real Return
Strategy Fund
Investment Objective: Seeks maximum real return, consistent with prudent investment management
Subadviser: Pacific Investment Management Company LLC (since its inception in 2008)
Portfolio Managers: Mihir Worah (since 2008), Nicholas J. Johnson (since 2015) and Jeremie Banet (since 2015)
Overview of Principal Investment Strategy
Harbor Commodity Real Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the fund primarily invests are linked to the Dow Jones-UBS Commodity Index Total ReturnSM (the “Commodity Index”), which is intended to provide the fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the fund investing directly in physical commodities. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Harbor Convertible
Securities Fund
Investment Objective: Seeks to maximize total returns (i.e. current income and capital appreciation)
Subadviser: Shenkman Capital Management, Inc. (since its inception in 2011)
Portfolio Managers: Mark Shenkman (since 2011), Justin W. Slatky (since 2017), Raymond F. Condon (since 2011) and Jordan Barrow (since 2016)
Overview of Principal Investment Strategy
Harbor Convertible Securities Fund seeks to maximize total return by investing primarily in convertible securities of U.S. and non-U.S. corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes in a diversified portfolio of convertible securities. The Fund focuses primarily on convertible securities of corporate issuers with debt rated below investment-grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high-yield” or “junk bonds”.

Harbor High-Yield
Bond Fund
Investment Objective: Seeks total returns (i.e. current income and capital appreciation)
Subadviser: Shenkman Capital Management, Inc. (since its inception in 2002)
Portfolio Managers: Mark Shenkman (since 2002), Justin W. Slatky (since 2012), Eric Dobbin (since 2012), Steven N. Schweitzer (since 2012), Robert Kricheff (since 2015) and Neil Wechsler (since 2017)
Overview of Principal Investment Strategy
Harbor High-Yield Bond Fund seeks total return by investing primarily in below investment-grade securities of corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”.

Harbor Bond Fund
Investment Objective: Seeks total return
Subadviser: Pacific Investment Management Company LLC (since its inception in 1987)
Portfolio Managers: Scott A. Mather (since 2014), Mark R. Kiesel (since 2014) and Mihir P. Worah (since 2014)
Overview of Principal Investment Strategy
Harbor Bond Fund seeks total return by investing primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. The fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. These include mortgage-related securities and asset-backed securities. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Harbor Real
Return Fund
Investment Objective: Seeks maximum real return, consistent with preservation of real capital
Subadviser: Pacific Investment Management Company LLC (since its inception in 2005)
Portfolio Managers: Mihir Worah (since 2007) and Jeremie Banet (since 2015)
Overview of Principal Investment Strategy
Harbor Real Return Fund seeks maximum real return (total return minus the cost of inflation), consistent with preservation of real capital, primarily by investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities. The Fund may invest all of its assets in derivative instruments, such as options, future contracts or swap agreements, or in mortgage- or asset-backed securities.
47

Descriptions of the Underlying Harbor Funds

Harbor Money
Market Fund
Investment Objective: Seeks current income, while maintaining liquidity and a stable share price of $1
Subadviser: Fischer Francis Trees & Watts, Inc. (since its inception in 1987)
Portfolio Manager: Kenneth O’Donnell, CFA (since 2003)
Overview of Principal Investment Strategy
Harbor Money Market Fund seeks current income by investing in U.S. dollar denominated money market securities. An investment in this fund is neither FDIC insured nor guaranteed by the U.S. Government. Although the fund seeks to preserve the value of shareholders’ investments at $1.00 per share, it is possible to lose money by investing in this fund.
48

Additional Information Regarding Risks

In addition to the principal risks described earlier, there are other risks associated with an investment in the Target Retirement Funds.

Additional Fixed Income Risks
Additional risks associated with investments in fixed income securities include:
■	Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.
■	Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing investors in the security to reinvest in lower yielding securities.
■	Derivatives risk: The value of derivative instruments may not change in the manner expected by a Subadviser of one or more of the Fund’s actively managed underlying funds, resulting in disproportionately large losses. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
■	Short sale risk: If the price of securities sold short increases, an underlying fund would be required to pay more to replace the borrowed securities than the fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, an underlying fund’s risk of loss on a short sale is potentially unlimited.
■	High-yield risk: There is a greater risk of losing money from investing in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
■	Liquidity risk: A period of low economic growth or rising interest rates could reduce the ability to sell bonds. The lack of a liquid market for these securities could decrease their prices.
■	Mortgage risk: Mortgage derivatives may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk of losing money due to prepayment and extension risks.

Additional Fund-Wide Risks
■	Issuer concentration risk: Certain of the underlying funds in which a Target Retirement Fund invests are comprised of a limited number of companies. As a result, an adverse event affecting a particular company may hurt an underlying fund’s performance more than if it had invested in a larger number of companies.
■	Portfolio turnover risk: Certain of the underlying Harbor funds may engage in active and frequent trading to achieve their principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the underlying fund’s performance.
49

Information About the Target Retirement Funds’ Other Investments

Temporary Positions
In response to extraordinary market, economic or political conditions, each underlying Harbor fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.
If an underlying Harbor fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal, which in turn may prevent a Target Retirement Fund from achieving its investment objective.

Other Investments
Each Target Retirement Fund may maintain cash reserves.
50

The Adviser

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser provides management services to each of the Target Retirement Funds and for each of the underlying Harbor funds.
The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Group N.V. (“Robeco Group”), a subsidiary of ORIX Corporation (“ORIX”).  Robeco Group is a holding company of asset management subsidiaries.  As of December 31, 2016, the Robeco Group had EUR 281 billion in assets under management.   ORIX is a global financial services company based in Tokyo, Japan.  ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services.  The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of all of the Harbor Funds and the pension plans managed by the Adviser were approximately $69 billion as of December 31, 2016.
The Adviser designs and administers the asset allocation program for each Target Retirement Fund. Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser also establishes, and may modify whenever deemed appropriate, the investment strategies of each of the underlying Harbor funds. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers in the underlying Harbor Funds. The Adviser evaluates and allocates each underlying fund’s assets to one or more Subadvisers.
In order to more effectively manage the underlying Harbor funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers not affiliated with the Adviser to serve as portfolio managers for the underlying Harbor funds, to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services to all of the Harbor Funds, the Adviser administers each Fund’s business affairs. The Target Retirement Funds do not pay a management fee to the Adviser. The Adviser has contractually agreed to limit each Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. The Adviser also receives no fee for handling the business affairs for each Target Retirement Fund and pays the expenses of each Target Retirement Fund with limited exceptions. Each Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor Funds in which the Fund invests. For the year ended October 31, 2016, the net expense ratios for the Institutional Class of shares of each of the underlying Harbor funds were:
Net Expense Ratio
Domestic Equity Funds
Harbor Capital Appreciation Fund	0.64%
Harbor Mid Cap Growth Fund	0.85
Harbor Small Cap Growth Fund	0.85
Harbor Small Cap Growth Opportunities Fund	0.89
Harbor Large Cap Value Fund	0.68
Harbor Mid Cap Value Fund	0.84
Harbor Small Cap Value Fund	0.86
International and Global Funds
Harbor International Fund	0.77%
Harbor Diversified International All Cap Fund	0.85
Harbor International Growth Fund	0.85
Harbor International Small Cap Fund	0.95
Harbor Global Growth Fund	0.90
Harbor Emerging Markets Equity Fund	1.15
Strategic Markets Funds
Harbor Commodity Real Return Strategy Fund	1.24%
Fixed Income Funds
Harbor Convertible Securities Fund	0.76%
Harbor High-Yield Bond Fund	0.66
Harbor Bond Fund	0.53
Harbor Real Return Fund	0.73
Harbor Money Market Fund	0.00
51

The Adviser

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ most recent semi-annual (for the 6-month period ended April 30) report to shareholders.

Portfolio Managers
Harbor Funds has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. The Committee members are jointly and primarily responsible for the day-to-day investment decisions of the Funds. Mr. Herbert has day-to- day responsibility for executing the Target Retirement Funds’ investment programs. The following table describes the portfolio managers’ business experience. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds.
Target Retirement Funds
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Brian L. Collins, CFA	2009	Portfolio Manager; Since 2004, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc.
Paul C. Herbert, CFA, CAIA	2009	Portfolio Manager; Since 2014, Managing Director of Harbor Capital Advisors, Inc.; From 2008-2013, Vice President of Investments of Harbor Capital Advisors, Inc.
Linda M. Molenda	2009	Portfolio Manager; Since 2014, Managing Director of Harbor Capital Advisors, Inc.; From 2003-2013, Senior Vice President of Investments of Harbor Capital Advisors, Inc.
David G. Van Hooser	2009	Portfolio Manager; Since 2002, President of Harbor Capital Advisors, Inc.; Since 2000, Director and Chairman of the Board of Harbor Capital Advisors, Inc.; Since 2007, Chief Executive Officer of Harbor Funds Distributors, Inc.; Since 2000, Director of Harbor Funds Distributors, Inc.; Since 2000, Director of Harbor Services Group, Inc.; From 2012-2015, Chief Financial Officer of Harbor Funds Distributors, Inc.
52

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds' separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, Harbor Funds Distributors, Inc. and Harbor Services Group, Inc. do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ No transfer agent fee
■ $1,000 minimum investment in each Fund

Administrative Class	Available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ No transfer agent fee
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Investor Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.12% of average daily net assets
■ $2,500 minimum investment in each Fund
53

Your Harbor Funds Account
Choosing a Share Class

Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For the Investor Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.
54

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Target Retirement Fund.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
55

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
56

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
57

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
58

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
59

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.
60

Your Harbor Funds Account
How to Sell Shares

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
61

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
62

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts
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Shareholder and Account Policies

where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published monthly on the 15th day following each month end and quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value, or NAV, per share, is generally calculated each day the NYSE is open for trading, generally 4:00 p.m. Eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of each Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated, and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.
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Shareholder and Account Policies

If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
Each underlying fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing vendors.
When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are generally priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing vendor. An underlying fund may use fair-value pricing if the value of some or all of such fund’s securities have been materially affected by events occurring before such fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an underlying fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means such underlying fund may value those securities higher or lower than another given fund that uses market quotations or official closing prices.
In connection with valuing Fund investments, the Harbor Funds’ valuation procedures permit the underlying funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then current NAV.
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Shareholder and Account Policies

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
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Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Target Retirement Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Target Retirement Fund, with the exception of Harbor Target Retirement Income Fund, declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Target Retirement Income Fund generally declares and pays dividends from net investments quarterly and distributes any capital gains annually in December. Each Target Retirement Fund may also pay dividends and distribute capital gains at other times if necessary to avoid federal income or excise tax.
Approximately five years after a Target Retirement Fund with a target retirement date reaches its target retirement year, its asset allocation is expected to match that of Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund will be combined with the assets of Harbor Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.
For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. The Funds can have income, gains or losses from any distributions or redemptions in the underlying Harbor funds. The Funds cannot use gains distributed by one underlying Harbor fund to offset losses in another underlying Harbor fund. Redemptions of shares in an underlying Harbor fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on underlying Harbor fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds' Statement of Additional Information.
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Shareholder and Account Policies

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
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Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70 1/2 and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59 1/2 are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70 1/2.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — The Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.
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Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
HARBOR TARGET RETIREMENT INCOME FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.19	$ 9.75	$ 9.83	$ 9.95	$ 10.14
Income from Investment Operations
Net investment income/(loss)[a]	0.25 [c]	0.34 [c]	0.22	0.23	0.23
Net realized and unrealized gains/(losses) on investments	0.08	(0.30)	0.19	0.20	0.61
Total from investment operations	0.33	0.04	0.41	0.43	0.84
Less Distributions
Dividends from net investment income	(0.29)	(0.35)	(0.28)	(0.38)	(0.31)
Distributions from net realized capital gains[1]	(0.30)	(0.25)	(0.21)	(0.17)	(0.72)
Total distributions	(0.59)	(0.60)	(0.49)	(0.55)	(1.03)
Net asset value end of period	8.93	9.19	9.75	9.83	9.95
Net assets end of period (000s)	$13,805	$15,124	$17,410	$15,510	$16,383
Ratios and Supplemental Data (%)
Total return[b]	3.91%	0.46%	4.32%	4.49%	9.23%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.87	3.57	2.14	2.36	2.26
Portfolio turnover[3]	26	24	20	28	21

HARBOR TARGET RETIREMENT 2015 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 10.77	$ 11.68	$ 11.87	$ 11.52	$ 11.47
Income from Investment Operations
Net investment income/(loss)[a]	0.29 [c]	0.36 [c]	0.24	0.28	0.29
Net realized and unrealized gains/(losses) on investments	0.05	(0.35)	0.29	0.60	0.69
Total from investment operations	0.34	0.01	0.53	0.88	0.98
Less Distributions
Dividends from net investment income	(0.36)	(0.39)	(0.31)	(0.44)	(0.36)
Distributions from net realized capital gains[1]	(0.30)	(0.53)	(0.41)	(0.09)	(0.57)
Total distributions	(0.66)	(0.92)	(0.72)	(0.53)	(0.93)
Net asset value end of period	10.45	10.77	11.68	11.87	11.52
Net assets end of period (000s)	$ 6,574	$ 7,778	$11,200	$10,654	$10,832
Ratios and Supplemental Data (%)
Total return[b]	3.59%	0.13%	4.73%	7.89%	9.49%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.82	3.26	2.08	2.43	2.14
Portfolio turnover[3]	32	26	38	48	50
See page 79 for notes to the Financial Highlights.
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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' most recent annual report to shareholders, which is available upon request.

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$ 9.19	$ 9.75	$ 9.83	$ 9.95	$10.13	$ 9.19	$ 9.75	$ 9.83	$ 9.95	$10.13

0.25 [c]	0.32 [c]	0.21	0.24	0.23	0.25 [c]	0.33 [c]	0.21	0.24	0.23
0.08	(0.28)	0.20	0.19	0.62	0.08	(0.29)	0.20	0.19	0.62
0.33	0.04	0.41	0.43	0.85	0.33	0.04	0.41	0.43	0.85

(0.29)	(0.35)	(0.28)	(0.38)	(0.31)	(0.29)	(0.35)	(0.28)	(0.38)	(0.31)
(0.30)	(0.25)	(0.21)	(0.17)	(0.72)	(0.30)	(0.25)	(0.21)	(0.17)	(0.72)
(0.59)	(0.60)	(0.49)	(0.55)	(1.03)	(0.59)	(0.60)	(0.49)	(0.55)	(1.03)
8.93	9.19	9.75	9.83	9.95	8.93	9.19	9.75	9.83	9.95
$ 16	$ 15	$ 15	$ 14	$ 14	$ 16	$ 15	$ 15	$ 15	$ 14

3.91%	0.46%	4.32%	4.49%	9.34%	3.91%	0.46%	4.32%	4.49%	9.34%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.82	3.46	2.12	2.35	2.24	2.82	3.47	2.12	2.35	2.24
26	24	20	28	21	26	24	20	28	21

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$10.77	$11.68	$11.87	$11.52	$11.47	$10.77	$11.68	$11.87	$11.52	$11.47

0.28 [c]	0.34 [c]	0.23	0.27	0.24	0.28 [c]	0.34 [c]	0.23	0.27	0.24
0.05	(0.33)	0.30	0.61	0.74	0.06	(0.33)	0.30	0.61	0.74
0.33	0.01	0.53	0.88	0.98	0.34	0.01	0.53	0.88	0.98

(0.36)	(0.39)	(0.31)	(0.44)	(0.36)	(0.36)	(0.39)	(0.31)	(0.44)	(0.36)
(0.30)	(0.53)	(0.41)	(0.09)	(0.57)	(0.30)	(0.53)	(0.41)	(0.09)	(0.57)
(0.66)	(0.92)	(0.72)	(0.53)	(0.93)	(0.66)	(0.92)	(0.72)	(0.53)	(0.93)
10.44	10.77	11.68	11.87	11.52	10.45	10.77	11.68	11.87	11.52
$ 17	$ 16	$ 17	$ 16	$ 15	$ 18	$ 17	$ 17	$ 16	$ 15

3.50%	0.14%	4.73%	7.89%	9.49%	3.59%	0.13%	4.73%	7.89%	9.49%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.75	3.12	2.06	2.40	2.21	2.76	3.12	2.06	2.40	2.21
32	26	38	48	50	32	26	38	48	50
72

Financial Highlights

HARBOR TARGET RETIREMENT 2020 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.94	$ 10.63	$ 10.78	$ 10.43	$ 10.92
Income from Investment Operations
Net investment income/(loss)[a]	0.26 [c]	0.32 [c]	0.23	0.26	0.25
Net realized and unrealized gains/(losses) on investments	0.04	(0.30)	0.29	0.68	0.64
Total from investment operations	0.30	0.02	0.52	0.94	0.89
Less Distributions
Dividends from net investment income	(0.32)	(0.34)	(0.30)	(0.40)	(0.32)
Distributions from net realized capital gains[1]	(0.63)	(0.37)	(0.37)	(0.19)	(1.06)
Total distributions	(0.95)	(0.71)	(0.67)	(0.59)	(1.38)
Net asset value end of period	9.29	9.94	10.63	10.78	10.43
Net assets end of period (000s)	$25,419	$27,290	$31,124	$27,397	$28,353
Ratios and Supplemental Data (%)
Total return[b]	3.56%	0.30%	5.06%	9.43%	9.71%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.83	3.19	2.18	2.56	2.25
Portfolio turnover[3]	33	28	19	36	22

HARBOR TARGET RETIREMENT 2025 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 12.32	$ 13.48	$ 13.44	$ 12.69	$ 12.50
Income from Investment Operations
Net investment income/(loss)[a]	0.31 [c]	0.37 [c]	0.29	0.34	0.27
Net realized and unrealized gains/(losses) on investments	0.05	(0.36)	0.40	1.04	0.81
Total from investment operations	0.36	0.01	0.69	1.38	1.08
Less Distributions
Dividends from net investment income	(0.37)	(0.41)	(0.36)	(0.45)	(0.32)
Distributions from net realized capital gains[1]	(0.53)	(0.76)	(0.29)	(0.18)	(0.57)
Total distributions	(0.90)	(1.17)	(0.65)	(0.63)	(0.89)
Net asset value end of period	11.78	12.32	13.48	13.44	12.69
Net assets end of period (000s)	$14,293	$11,487	$10,612	$ 8,728	$ 7,204
Ratios and Supplemental Data (%)
Total return[b]	3.39%	0.11%	5.37%	11.33%	9.62%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.69	2.91	2.06	2.44	2.18
Portfolio turnover[3]	25	25	33	32	30
See page 79 for notes to the Financial Highlights.
73

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$ 9.94	$10.63	$10.77	$10.42	$10.91	$ 9.94	$10.63	$10.77	$10.43	$10.92

0.25 [c]	0.31 [c]	0.23	0.26	0.23	0.25 [c]	0.31 [c]	0.23	0.26	0.23
0.04	(0.29)	0.30	0.68	0.66	0.05	(0.29)	0.30	0.67	0.66
0.29	0.02	0.53	0.94	0.89	0.30	0.02	0.53	0.93	0.89

(0.32)	(0.34)	(0.30)	(0.40)	(0.32)	(0.32)	(0.34)	(0.30)	(0.40)	(0.32)
(0.63)	(0.37)	(0.37)	(0.19)	(1.06)	(0.63)	(0.37)	(0.37)	(0.19)	(1.06)
(0.95)	(0.71)	(0.67)	(0.59)	(1.38)	(0.95)	(0.71)	(0.67)	(0.59)	(1.38)
9.28	9.94	10.63	10.77	10.42	9.29	9.94	10.63	10.77	10.43
$ 18	$ 17	$ 17	$ 16	$ 15	$ 18	$ 17	$ 18	$ 17	$ 15

3.46%	0.30%	5.16%	9.44%	9.72%	3.56%	0.30%	5.16%	9.34%	9.71%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.79	3.11	2.17	2.50	2.25	2.79	3.11	2.17	2.50	2.25
33	28	19	36	22	33	28	19	36	22

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$12.32	$13.48	$13.44	$12.69	$12.50	$12.32	$13.48	$13.44	$12.69	$12.50

0.31 [c]	0.37 [c]	0.28	0.32	0.26	0.31 [c]	0.37 [c]	0.28	0.32	0.26
0.05	(0.36)	0.41	1.06	0.82	0.05	(0.36)	0.41	1.06	0.82
0.36	0.01	0.69	1.38	1.08	0.36	0.01	0.69	1.38	1.08

(0.37)	(0.41)	(0.36)	(0.45)	(0.32)	(0.37)	(0.41)	(0.36)	(0.45)	(0.32)
(0.53)	(0.76)	(0.29)	(0.18)	(0.57)	(0.53)	(0.76)	(0.29)	(0.18)	(0.57)
(0.90)	(1.17)	(0.65)	(0.63)	(0.89)	(0.90)	(1.17)	(0.65)	(0.63)	(0.89)
11.78	12.32	13.48	13.44	12.69	11.78	12.32	13.48	13.44	12.69
$ 19	$ 18	$ 18	$ 17	$ 16	$ 19	$ 18	$ 18	$ 17	$ 15

3.40%	0.12%	5.37%	11.33%	9.62%	3.40%	0.12%	5.37%	11.33%	9.62%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.74	2.94	2.13	2.50	2.14	2.74	2.94	2.13	2.50	2.14
25	25	33	32	30	25	25	33	32	30
74

Financial Highlights

HARBOR TARGET RETIREMENT 2030 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.19	$ 10.04	$ 10.22	$ 9.56	$ 10.59
Income from Investment Operations
Net investment income/(loss)[a]	0.21 [c]	0.24 [c]	0.21	0.25	0.21
Net realized and unrealized gains/(losses) on investments	0.01	(0.23)	0.35	1.04	0.56
Total from investment operations	0.22	0.01	0.56	1.29	0.77
Less Distributions
Dividends from net investment income	(0.26)	(0.28)	(0.27)	(0.33)	(0.26)
Distributions from net realized capital gains[1]	(0.55)	(0.58)	(0.47)	(0.30)	(1.54)
Total distributions	(0.81)	(0.86)	(0.74)	(0.63)	(1.80)
Net asset value end of period	8.60	9.19	10.04	10.22	9.56
Net assets end of period (000s)	$24,634	$25,084	$24,727	$23,994	$22,862
Ratios and Supplemental Data (%)
Total return[b]	2.96%	0.13%	5.79%	14.19%	9.64%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.54	2.55	1.99	2.42	2.03
Portfolio turnover[3]	31	24	22	31	27

HARBOR TARGET RETIREMENT 2035 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 13.56	$ 14.92	$ 14.52	$ 13.01	$ 12.99
Income from Investment Operations
Net investment income/(loss)[a]	0.27 [c]	0.30 [c]	0.29	0.33	0.24
Net realized and unrealized gains/(losses) on investments	0.04	(0.26)	0.58	1.85	0.87
Total from investment operations	0.31	0.04	0.87	2.18	1.11
Less Distributions
Dividends from net investment income	(0.35)	(0.36)	(0.33)	(0.40)	(0.25)
Distributions from net realized capital gains[1]	(0.59)	(1.04)	(0.14)	(0.27)	(0.84)
Total distributions	(0.94)	(1.40)	(0.47)	(0.67)	(1.09)
Net asset value end of period	12.93	13.56	14.92	14.52	13.01
Net assets end of period (000s)	$11,496	$ 9,007	$ 7,708	$ 5,397	$ 2,794
Ratios and Supplemental Data (%)
Total return[b]	2.70%	0.34%	6.19%	17.43%	9.86%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.17	2.17	1.64	2.08	1.79
Portfolio turnover[3]	26	22	39	12	41
See page 79 for notes to the Financial Highlights.
75

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$ 9.19	$10.03	$10.22	$ 9.56	$10.58	$ 9.19	$10.03	$10.22	$ 9.56	$10.58

0.21 [c]	0.24 [c]	0.20	0.24	0.20	0.21 [c]	0.24 [c]	0.20	0.24	0.20
0.01	(0.22)	0.35	1.05	0.58	0.01	(0.22)	0.35	1.05	0.58
0.22	0.02	0.55	1.29	0.78	0.22	0.02	0.55	1.29	0.78

(0.26)	(0.28)	(0.27)	(0.33)	(0.26)	(0.26)	(0.28)	(0.27)	(0.33)	(0.26)
(0.55)	(0.58)	(0.47)	(0.30)	(1.54)	(0.55)	(0.58)	(0.47)	(0.30)	(1.54)
(0.81)	(0.86)	(0.74)	(0.63)	(1.80)	(0.81)	(0.86)	(0.74)	(0.63)	(1.80)
8.60	9.19	10.03	10.22	9.56	8.60	9.19	10.03	10.22	9.56
$ 19	$ 19	$ 19	$ 18	$ 16	$ 20	$ 19	$ 19	$ 18	$ 16

2.97%	0.24%	5.70%	14.20%	9.74%	2.97%	0.24%	5.70%	14.20%	9.74%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.54	2.59	1.97	2.40	2.02	2.54	2.59	1.97	2.40	2.02
31	24	22	31	27	31	24	22	31	27

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$13.55	$14.91	$14.51	$13.01	$12.99	$13.55	$14.91	$14.51	$13.01	$12.99

0.29 [c]	0.31 [c]	0.27	0.32	0.25	0.29 [c]	0.31 [c]	0.27	0.32	0.25
0.02	(0.27)	0.60	1.85	0.86	0.02	(0.27)	0.60	1.85	0.86
0.31	0.04	0.87	2.17	1.11	0.31	0.04	0.87	2.17	1.11

(0.35)	(0.36)	(0.33)	(0.40)	(0.25)	(0.35)	(0.36)	(0.33)	(0.40)	(0.25)
(0.59)	(1.04)	(0.14)	(0.27)	(0.84)	(0.59)	(1.04)	(0.14)	(0.27)	(0.84)
(0.94)	(1.40)	(0.47)	(0.67)	(1.09)	(0.94)	(1.40)	(0.47)	(0.67)	(1.09)
12.92	13.55	14.91	14.51	13.01	12.92	13.55	14.91	14.51	13.01
$ 20	$ 20	$ 20	$ 19	$ 16	$ 20	$ 19	$ 19	$ 18	$ 16

2.70%	0.34%	6.19%	17.36%	9.87%	2.70%	0.34%	6.19%	17.36%	9.87%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.30	2.27	1.80	2.30	1.93	2.30	2.27	1.80	2.30	1.93
26	22	39	12	41	26	22	39	12	41
76

Financial Highlights

HARBOR TARGET RETIREMENT 2040 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 9.05	$ 9.84	$ 10.01	$ 9.19	$ 10.85
Income from Investment Operations
Net investment income/(loss)[a]	0.17 [c]	0.18 [c]	0.17	0.22	0.18
Net realized and unrealized gains/(losses) on investments	(0.01)	(0.10)	0.46	1.52	0.50
Total from investment operations	0.16	0.08	0.63	1.74	0.68
Less Distributions
Dividends from net investment income	(0.20)	(0.22)	(0.23)	(0.26)	(0.20)
Distributions from net realized capital gains[1]	(0.59)	(0.65)	(0.57)	(0.66)	(2.14)
Total distributions	(0.79)	(0.87)	(0.80)	(0.92)	(2.34)
Net asset value end of period	8.42	9.05	9.84	10.01	9.19
Net assets end of period (000s)	$19,448	$19,805	$18,933	$17,963	$15,554
Ratios and Supplemental Data (%)
Total return[b]	2.36%	0.94%	6.77%	20.63%	9.76%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	2.03	1.96	1.59	2.24	1.71
Portfolio turnover[3]	30	18	22	22	27

HARBOR TARGET RETIREMENT 2045 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 14.25	$ 15.17	$ 14.85	$ 12.42	$ 12.85
Income from Investment Operations
Net investment income/(loss)[a]	0.21 [c]	0.23 [c]	0.23	0.29	0.19
Net realized and unrealized gains/(losses) on investments	0.01	(0.06)	0.80	2.58	0.81
Total from investment operations	0.22	0.17	1.03	2.87	1.00
Less Distributions
Dividends from net investment income	(0.27)	(0.29)	(0.31)	(0.31)	(0.19)
Distributions from net realized capital gains[1]	(0.69)	(0.80)	(0.40)	(0.13)	(1.24)
Total distributions	(0.96)	(1.09)	(0.71)	(0.44)	(1.43)
Net asset value end of period	13.51	14.25	15.17	14.85	12.42
Net assets end of period (000s)	$ 7,211	$ 5,523	$ 4,239	$ 3,340	$ 1,911
Ratios and Supplemental Data (%)
Total return[b]	1.91%	1.23%	7.17%	23.75%	9.62%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	1.58	1.56	1.37	1.82	1.40
Portfolio turnover[3]	24	15	21	20	16
See page 79 for notes to the Financial Highlights.
77

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$ 9.06	$ 9.85	$10.02	$ 9.20	$10.86	$ 9.06	$ 9.85	$10.02	$ 9.20	$10.86

0.17 [c]	0.18 [c]	0.16	0.21	0.17	0.17 [c]	0.18 [c]	0.16	0.21	0.17
(0.01)	(0.10)	0.47	1.53	0.51	(0.01)	(0.10)	0.47	1.53	0.51
0.16	0.08	0.63	1.74	0.68	0.16	0.08	0.63	1.74	0.68

(0.20)	(0.22)	(0.23)	(0.26)	(0.20)	(0.20)	(0.22)	(0.23)	(0.26)	(0.20)
(0.59)	(0.65)	(0.57)	(0.66)	(2.14)	(0.59)	(0.65)	(0.57)	(0.66)	(2.14)
(0.79)	(0.87)	(0.80)	(0.92)	(2.34)	(0.79)	(0.87)	(0.80)	(0.92)	(2.34)
8.43	9.06	9.85	10.02	9.20	8.43	9.06	9.85	10.02	9.20
$ 21	$ 20	$ 20	$ 19	$ 16	$ 21	$ 20	$ 20	$ 19	$ 16

2.36%	0.94%	6.76%	20.62%	9.78%	2.36%	0.94%	6.76%	20.62%	9.78%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
2.01	1.97	1.60	2.20	1.71	2.01	1.97	1.60	2.20	1.71
30	18	22	22	27	30	18	22	22	27

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$14.25	$15.17	$14.84	$12.42	$12.85	$14.25	$15.17	$14.84	$12.42	$12.85

0.22 [c]	0.24 [c]	0.22	0.28	0.20	0.22 [c]	0.24 [c]	0.22	0.28	0.20
—*	(0.07)	0.82	2.58	0.80	—*	(0.07)	0.82	2.58	0.80
0.22	0.17	1.04	2.86	1.00	0.22	0.17	1.04	2.86	1.00

(0.27)	(0.29)	(0.31)	(0.31)	(0.19)	(0.27)	(0.29)	(0.31)	(0.31)	(0.19)
(0.69)	(0.80)	(0.40)	(0.13)	(1.24)	(0.69)	(0.80)	(0.40)	(0.13)	(1.24)
(0.96)	(1.09)	(0.71)	(0.44)	(1.43)	(0.96)	(1.09)	(0.71)	(0.44)	(1.43)
13.51	14.25	15.17	14.84	12.42	13.51	14.25	15.17	14.84	12.42
$ 21	$ 21	$ 21	$ 20	$ 16	$ 21	$ 21	$ 21	$ 19	$ 15

1.91%	1.23%	7.24%	23.66%	9.62%	1.91%	1.23%	7.24%	23.66%	9.62%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
1.68	1.63	1.40	2.06	1.50	1.68	1.63	1.40	2.06	1.50
24	15	21	20	16	24	15	21	20	16
78

Financial Highlights

HARBOR TARGET RETIREMENT 2050 FUND
	Institutional Class
Year Ended October 31,	2016	2015	2014	2013	2012
Net asset value beginning of period	$ 10.39	$ 11.40	$ 11.46	$ 10.17	$ 11.75
Income from Investment Operations
Net investment income/(loss)[a]	0.12 [c]	0.14 [c]	0.15	0.22	0.16
Net realized and unrealized gains/(losses) on investments	(0.03)	0.05	0.67	2.20	0.58
Total from investment operations	0.09	0.19	0.82	2.42	0.74
Less Distributions
Dividends from net investment income	(0.17)	(0.19)	(0.23)	(0.24)	(0.17)
Distributions from net realized capital gains[1]	(1.08)	(1.01)	(0.65)	(0.89)	(2.15)
Total distributions	(1.25)	(1.20)	(0.88)	(1.13)	(2.32)
Net asset value end of period	9.23	10.39	11.40	11.46	10.17
Net assets end of period (000s)	$18,728	$19,221	$20,434	$19,170	$14,516
Ratios and Supplemental Data (%)
Total return[b]	1.51%	1.83%	7.61%	26.12%	9.66%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	1.34	1.35	1.17	1.88	1.41
Portfolio turnover[3]	24	24	23	17	21

HARBOR TARGET RETIREMENT 2055 FUND
	Institutional Class		Administrative Class		Investor Class
Year Ended October 31,	2016	2015	2016	2015	2016	2015
Net asset value beginning of period	$10.08	$10.00	$10.08	$10.00	$10.08	$10.00
Income from Investment Operations
Net investment income/(loss)[a]	0.11 [c]	0.05 [c]	0.12 [c]	0.13 [c]	0.12 [c]	0.13 [c]
Net realized and unrealized gains/(losses) on investments	0.01	0.18	—*	0.10	—*	0.10
Total from investment operations	0.12	0.23	0.12	0.23	0.12	0.23
Less Distributions
Dividends from net investment income	(0.14)	(0.15)	(0.14)	(0.15)	(0.14)	(0.15)
Distributions from net realized capital gains[1]	(0.04)	—	(0.04)	—	(0.04)	—
Total distributions	(0.18)	(0.15)	(0.18)	(0.15)	(0.18)	(0.15)
Net asset value end of period	10.02	10.08	10.02	10.08	10.02	10.08
Net assets end of period (000s)	$1,240	$ 762	$ 10	$ 10	$ 10	$ 10
Ratios and Supplemental Data (%)
Total return[b]	1.38%	2.28%	1.39%	2.28%	1.39%	2.28%
Ratio of total expenses to average net assets[2]	—	—	0.25	0.25	0.37	0.37
Ratio of net expenses to average net assets[a,2]	—	—	—	—	—	—
Ratio of net investment income to average net assets[a,2]	1.13	0.52	1.23	1.29	1.23	1.29
Portfolio turnover[3]	33	15	33	15	33	15

*	Less than $0.01
1	Includes both short-term and long-term capital gains
2	Ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from underlying funds.
3	Amounts do not include the activity of the underlying funds.
a	Reflects the Distributor’s and Transfer Agent’s waiver, if any, or its 12b-1 and transfer agency fees, respectively.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Amounts are allocated based upon average shares outstanding during the period.
79

Administrative Class					Investor Class
2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
$10.40	$11.41	$11.47	$10.18	$11.75	$10.40	$11.41	$11.47	$10.18	$11.75

0.12 [c]	0.14 [c]	0.15	0.22	0.16	0.12 [c]	0.14 [c]	0.15	0.22	0.16
(0.03)	0.05	0.67	2.20	0.59	(0.03)	0.05	0.67	2.20	0.59
0.09	0.19	0.82	2.42	0.75	0.09	0.19	0.82	2.42	0.75

(0.17)	(0.19)	(0.23)	(0.24)	(0.17)	(0.17)	(0.19)	(0.23)	(0.24)	(0.17)
(1.08)	(1.01)	(0.65)	(0.89)	(2.15)	(1.08)	(1.01)	(0.65)	(0.89)	(2.15)
(1.25)	(1.20)	(0.88)	(1.13)	(2.32)	(1.25)	(1.20)	(0.88)	(1.13)	(2.32)
9.24	10.40	11.41	11.47	10.18	9.24	10.40	11.41	11.47	10.18
$ 22	$ 21	$ 21	$ 19	$ 15	$ 22	$ 22	$ 21	$ 20	$ 16

1.50%	1.83%	7.61%	26.09%	9.74%	1.50%	1.83%	7.61%	26.09%	9.74%
0.25	0.25	0.25	0.25	0.25	0.37	0.37	0.37	0.37	0.37
—	—	—	—	—	—	—	—	—	—
1.36	1.32	1.17	1.91	1.35	1.36	1.32	1.17	1.91	1.35
24	24	23	17	21	24	24	23	17	21
80

Harbor Funds Details

Share prices are available on our website at harborfunds.com or by 7:00 p.m. Eastern time.
Shares of the underlying funds are available for purchase only by means of a prospectus for such fund. Prospectuses for these funds are available on our website at harborfunds.com or by calling 800-422-1050.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Target Retirement Funds
Harbor Target Retirement Income Fund
Institutional Class	2600	HARAX	411511371
Administrative Class	2700	HARBX	411511363
Investor Class	2800	HARCX	411511355
Harbor Target Retirement 2015 Fund
Institutional Class	2602	HARGX	411511314
Administrative Class	2702	HARHX	411511298
Investor Class	2802	HARIX	411511280
Harbor Target Retirement 2020 Fund
Institutional Class	2603	HARJX	411511272
Administrative Class	2703	HARKX	411511264
Investor Class	2803	HARLX	411511256
Harbor Target Retirement 2025 Fund
Institutional Class	2604	HARMX	411511249
Administrative Class	2704	HARNX	411511231
Investor Class	2804	HAROX	411511223
Harbor Target Retirement 2030 Fund
Institutional Class	2605	HARPX	411512700
Administrative Class	2705	HARQX	411512882
Investor Class	2805	HARTX	411512809
Harbor Target Retirement 2035 Fund
Institutional Class	2606	HARUX	411512106
Administrative Class	2706	HARVX	411512304
Investor Class	2806	HARWX	411512205
Harbor Target Retirement 2040 Fund
Institutional Class	2607	HARYX	411512403
Administrative Class	2707	HARZX	411512601
Investor Class	2807	HABBX	411512502
Harbor Target Retirement 2045 Fund
Institutional Class	2608	HACCX	411511181
Administrative Class	2708	HADDX	411511173
Investor Class	2808	HAEEX	411511165
Harbor Target Retirement 2050 Fund
Institutional Class	2609	HAFFX	411511157
Administrative Class	2709	HAGGX	411511140
Investor Class	2809	HAHHX	411511132
Harbor Target Retirement 2055 Fund
Institutional Class	2610	HATRX	411512635
Administrative Class	2710	HATAX	411512627
Investor Class	2810	HATTX	411512619

underlying DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Harbor Strategic Growth Fund
Institutional Class	2040	MVSGX	411512353
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
81

Harbor Funds Details

	NUMBER	TICKER SYMBOL	CUSIP NUMBER
underlying DOMESTIC EQUITY FUNDS— continued
Harbor Small Cap Growth Opportunities Fund
Institutional Class	2037	HASOX	411512668
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843

underlying INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Harbor Diversified International All Cap Fund
Institutional Class	2038	HAIDX	411512593
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Harbor International Small Cap Fund
Institutional Class	2039	HAISX	411512569
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Harbor Emerging Markets Equity Fund
Institutional Class	2036	HAEMX	411512692

underlying STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund
Institutional Class	2029	HACMX	411511397

underlying Fixed Income Funds
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
82

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds' investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.TR.0317
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

STATEMENT OF ADDITIONAL INFORMATION – March 1, 2017

Harbor Funds (“Harbor” or the “Trust”) is an open-end management investment company (or mutual fund) registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and consists of the following series (individually or collectively referred to as a “Fund” or the “Funds”; the Funds may also be referred to collectively within the asset classes listed below:
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
HACAX	Institutional Class
HRCAX	Administrative Class
HCAIX	Investor Class
HNACX	Retirement Class
Harbor Mid Cap Growth Fund
HAMGX	Institutional Class
HRMGX	Administrative Class
HIMGX	Investor Class
HNMGX	Retirement Class
Harbor Small Cap Growth Fund
HASGX	Institutional Class
HRSGX	Administrative Class
HISGX	Investor Class
HNSGX	Retirement Class
Harbor Small Cap Growth Opportunities Fund
HASOX	Institutional Class
HRSOX	Administrative Class
HISOX	Investor Class
HNSOX	Retirement Class
Harbor Large Cap Value Fund
HAVLX	Institutional Class
HRLVX	Administrative Class
HILVX	Investor Class
HNLVX	Retirement Class
Harbor Mid Cap Value Fund
HAMVX	Institutional Class
HRMVX	Administrative Class
HIMVX	Investor Class
HNMVX	Retirement Class
Harbor Small Cap Value Fund
HASCX	Institutional Class
HSVRX	Administrative Class
HISVX	Investor Class
HNVRX	Retirement Class
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund
HAINX	Institutional Class
HRINX	Administrative Class
HIINX	Investor Class
HNINX	Retirement Class

Harbor Diversified International All Cap Fund
HAIDX	Institutional Class
HRIDX	Administrative Class
HIIDX	Investor Class
HNIDX	Retirement Class
Harbor International Growth Fund
HAIGX	Institutional Class
HRIGX	Administrative Class
HIIGX	Investor Class
HNGFX	Retirement Class
Harbor International Small Cap Fund
HAISX	Institutional Class
HRISX	Administrative Class
HIISX	Investor Class
HNISX	Retirement Class
Harbor Global Growth Fund
HGGAX	Institutional Class
HRGAX	Administrative Class
HGGIX	Investor Class
HNGIX	Retirement Class
Harbor Emerging Markets Equity Fund
HAEMX	Institutional Class
HREMX	Administrative Class
HIEEX	Investor Class
HNEMX	Retirement Class
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund
HACMX	Institutional Class
HCMRX	Administrative Class
FIXED INCOME FUNDS
Harbor Convertible Securities Fund
HACSX	Institutional Class
HRCSX	Administrative Class
HICSX	Investor Class
HNCVX	Retirement Class
Harbor High-Yield Bond Fund
HYFAX	Institutional Class
HYFRX	Administrative Class
HYFIX	Investor Class
HNHYX	Retirement Class
Harbor Bond Fund
HABDX	Institutional Class
HRBDX	Administrative Class
Harbor Real Return Fund
HARRX	Institutional Class
HRRRX	Administrative Class

MONEY MARKET FUNDS
Harbor Money Market Fund
HARXX	Institutional Class
HRMXX	Administrative Class
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund
HARAX	Institutional Class
HARBX	Administrative Class
HARCX	Investor Class
Harbor Target Retirement 2015 Fund
HARGX	Institutional Class
HARHX	Administrative Class
HARIX	Investor Class
Harbor Target Retirement 2020 Fund
HARJX	Institutional Class
HARKX	Administrative Class
HARLX	Investor Class
Harbor Target Retirement 2025 Fund
HARMX	Institutional Class
HARNX	Administrative Class
HAROX	Investor Class
Harbor Target Retirement 2030 Fund
HARPX	Institutional Class
HARQX	Administrative Class
HARTX	Investor Class
Harbor Target Retirement 2035 Fund
HARUX	Institutional Class
HARVX	Administrative Class
HARWX	Investor Class
Harbor Target Retirement 2040 Fund
HARYX	Institutional Class
HARZX	Administrative Class
HABBX	Investor Class
Harbor Target Retirement 2045 Fund
HACCX	Institutional Class
HADDX	Administrative Class
HAEEX	Investor Class
Harbor Target Retirement 2050 Fund
HAFFX	Institutional Class
HAGGX	Administrative Class
HAHHX	Investor Class
Harbor Target Retirement 2055 Fund
HATRX	Institutional Class
HATAX	Administrative Class
HATTX	Investor Class

Additional funds may be created by the Funds’ Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. With the exception of the Target Retirement Funds, the assets of each Fund are managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Funds’ investment adviser (the “Adviser”). The Target Retirement Funds are managed directly by the Adviser.Additional funds may be created by the Funds’ Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. With the exception of the Target Retirement Funds, the assets of each Fund are managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Funds’ investment adviser (the “Adviser”). The Target Retirement Funds are managed directly by the Adviser.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the respective Harbor Funds which is dated March 1, 2017, as amended or supplemented from time to time. Additional information about each Fund’s investments is available at

harborfunds.com or in the respective Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Annual Reports, which contain the Funds’ financial statements and auditor’s consent, the Semi-Annual Reports, the Prospectuses and the Statement of Additional Information, request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor Funds at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborfunds.com. The financial statements of the Harbor funds as of and for the periods ended October 31, 2016, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are incorporated by reference in this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Each Fund is a diversified management investment company that has a different investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Funds’ investment policies contained in the Prospectus.
In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary positions in cash or investment-grade debt securities. The International & Global Funds may invest without limit in equity securities and investment-grade notes and bonds of U.S. issuers. If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

80% Requirement
Certain Funds are subject to a policy, applied at the time of each purchase, of investing 80% of the Fund’s net assets, plus borrowings for investment purposes, in securities suggested by the Fund’s name, as set forth in its prospectus. Such a Fund need not sell non-qualifying securities that appreciated in value to get back to 80%. However, any future investments must be made in a manner to get back in compliance with the 80% requirement.

99.5% Requirement
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. This policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.

Harbor International Growth Fund
Current income, if any, is a subordinate consideration to capital appreciation.

Harbor Emerging Markets Equity Fund
Harbor Emerging Markets Equity Fund invests primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies. With respect to the Fund, emerging market companies are defined as those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. The Fund considers a company “economically tied to” an emerging market country if such company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets, in an emerging market country.

Harbor Commodity Real Return Strategy Fund
The Fund may invest up to 10% of its total assets in below investment-grade domestic or foreign securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the Fund’s investments in below investment-grade securities are limited to those rated B or higher by Standard & Poor’s Rating Group (“S&P”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Ratings, or, if unrated, are determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

Harbor Bond Fund
Except in unusual and temporary circumstances, the duration of Harbor Bond Fund’s portfolio will be within 2 years (above or below) the duration of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, as calculated by the Subadviser. The Subadviser bases its analysis of the average duration of the bond market on bond market indices that it believes to be representative and other factors. The Fund may use various techniques to shorten or lengthen the duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, swaps, swaptions, and interest rate floors and caps.

Harbor Money Market Fund
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. “Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities.
Harbor Money Market Fund may invest up to 0.5% of its total assets in investments other than: (i) cash; (ii) “government securities”; and/or (iii) repurchase agreements that are “collateralized fully,” provided that such investments also otherwise comply with the requirements of Rule 2a-7.

Harbor Target
Retirement Funds
Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Target Retirement Funds reserve the right to reject any offer to purchase shares.
1

Investment Policies

Common Stocks
Each equity Fund (includes all Domestic Equity Funds and International & Global Funds) may purchase common stocks. Each of Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest up to 20%, respectively, of its total assets in equity securities, including common stocks, of U.S. and foreign companies. Also, Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund may each invest up to 10% of its total assets in common stock issued by U.S. companies.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks
Each Fund (except Harbor Money Market Fund) may invest in preferred stocks. In the case of Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund investments in preferred stocks are limited to 10% of each Fund’s total assets. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants and Rights
Each Fund (except Harbor Money Market Fund) may invest in warrants and rights. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.
A low exercise price warrant (“LEPW”) is a type of warrant with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a LEPW effectively pays the full value of the underlying common stock at the outset. As in the case of any exercise of warrants, there may be a time delay between the time a holder of LEPWs gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

Convertible Securities
Each Fund (except Harbor Money Market Fund) may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
■	Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
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Investment Policies

Convertible Securities — Continued
■	Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
■	Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Partnership Securities
Each Fund (except Harbor Money Market Fund) may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may be allocated taxable income with respect to only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than do investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be relatively illiquid at times.
Each Fund (except Harbor Money Market Fund) may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Trust-Preferred Securities
Each Fund (except Harbor Money Market Fund) may also invest in trust-preferred securities. These securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists
3

Investment Policies

Trust-Preferred Securities — Continued
of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Funds.

Restricted and Illiquid Securities
Each Fund (except Harbor Money Market Fund, which will not invest more than 5%) will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”) and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.
The staff of the Securities and Exchange Commission (the “SEC”) has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options should generally be treated as illiquid. However, the staff of the SEC has also taken the position that the determination of whether a particular instrument is liquid should be made under guidelines and standards established by a fund’s board of trustees. The SEC staff has provided examples of factors that may be taken into account in determining whether a particular instrument should be treated as liquid. Pursuant to policies adopted by the Funds’ Board of Trustees, purchased OTC options and the assets used as cover for OTC options written by a Fund may be treated as liquid under certain circumstances, such as when the Adviser and/or a Subadviser has the contractual right to terminate or close out the OTC option on behalf of a Fund within seven days. These policies are not fundamental policies of the Funds and may be changed or modified by the Board of Trustees without the approval of shareholders, provided that any such change or modification will be consistent with applicable positions of the SEC staff.
Each Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the 1933 Act prior to distribution to the general public) including restricted securities eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. A restricted security may be liquid or illiquid depending on whether it satisfies relevant liquidity requirements.
Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.
The Board of Trustees has delegated to the Adviser and Subadvisers the daily function of determining and monitoring liquidity of restricted securities in accordance with procedures adopted by the Board. The Board retains sufficient oversight of the process and remains ultimately responsible for the determinations.
4

Investment Policies

Restricted and Illiquid Securities — Continued
In 2016, the SEC adopted a new rule that regulates the management of liquidity risk by investment companies registered under the 1940 Act, such as the Funds. The rule may impact the Funds’ ability to achieve their respective investment objectives. The Adviser and Subadvisers continue to evaluate the potential impact of the new governmental regulation on the Funds and may have to make changes to the Funds' strategies in the future. The compliance date for the new rule is December 1, 2018 as it relates to the Funds.

Fixed Income Securities
Each Fund (except Harbor Money Market Fund) may invest in fixed income securities. Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

Below Investment-Grade Fixed Income Securities
Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund invest primarily in below investment-grade securities. Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest up to 5%, 10%, 20% and 10%, respectively, of its assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the investments of Harbor Commodity Real Return Strategy Fund and Harbor Real Return Fund in below investment-grade securities are limited to those rated B or higher by S&P, Moody’s or Fitch Ratings, or, if unrated, determined to be of comparable quality. For mortgage-related securities, these Funds may invest in securities of any credit quality, including those rated below B.
Below investment-grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment-grade standing. Below investment-grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high-yield markets generally and less secondary market liquidity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.
The market values of high-yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high-yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These below investment-grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high-yield bond market and investor perceptions regarding lower rated securities, whether or not based on the Funds’ fundamental analysis, may depress the prices for such securities.
Since investors generally perceive that there are greater risks associated with below investment-grade securities of the type in which the Funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market, resulting in greater yield and price volatility.
Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund’s net asset value.
The risk of loss from default for the holders of high-yield, fixed income securities is significantly greater than is the case for holders of other debt securities because such high-yield, fixed income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.
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Investment Policies

Below Investment-Grade Fixed Income Securities — Continued
The secondary market for high-yield, fixed income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher rated securities. In addition, the trading volume for high-yield, fixed income securities is generally lower than that of higher rated securities and the secondary market for high-yield, fixed income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s net asset value. A less liquid secondary market may also make it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio.
Federal legislation could adversely affect the secondary market for high-yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.
Below investment-grade or high-yield, fixed income securities also present risks based on payment expectations. High-yield, fixed income securities frequently contain “call” or buy-back features, which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a “call option” and redeems the security, a Fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A Fund may also incur additional expenses to the extent that it is required to seek recovery upon default in the payment of principal or interest on a portfolio security.
Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of below investment-grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as preliminary indicators of investment quality. Investments in below investment-grade and comparable unrated obligations will be more dependent on the Subadviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The Subadvisers employ their own credit research and analysis, which includes a study of an issuer’s existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Subadvisers continually monitor the investments in each Fund’s portfolio and evaluate whether to dispose of or to retain below investment-grade and comparable unrated securities whose credit ratings or credit quality may have changed.
There are special tax considerations associated with investing in bonds, including high-yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security’s maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to such accrued interest. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Duration
Duration is a measure of average maturity that was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration is one of the characteristics used in security selection for each fixed income and Harbor Commodity Real Return Strategy Fund, except that Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund do not focus on securities with a particular duration.
Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term-to-maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment and doesn’t take into account the pattern of the security’s payments prior to maturity. Duration is a measure of the average life of a fixed income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future
6

Investment Policies

Duration — Continued
point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.
Generally speaking, if interest rates move up by 100 basis points, the value of a fixed income security with a five-year duration will decline by five points. If the fixed income security’s duration was three years, it would decline by three points; two years — two points; and so on. To the extent a Fund is invested in fixed income securities, the value of the Fund’s portfolio will decrease in a similar manner given the conditions illustrated above.
Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

Derivative Instruments
In accordance with its investment policies, each Fund (except Harbor Money Market Fund) may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager’s expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager’s expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative securities may include collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts and swap agreements (described below). The principal risks associated with derivative instruments are:
MARKET RISK
The instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
LEVERAGE AND ASSOCIATED PRICE VOLATILITY
Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that it is not appropriate for a money market fund to incur leverage risk.
COUNTERPARTY CREDIT RISK
The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
7

Investment Policies

Derivative Instruments — Continued
LIQUIDITY AND VALUATION RISK
Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors, such as the Funds, are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.
CORRELATION RISK
There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Each derivative instrument purchased for a Fund’s portfolio is reviewed and analyzed by the Fund’s portfolio manager to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.

Risks Associated with Specific Types of Derivative Debt Securities
Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.
The risk of early prepayments is the primary risk associated with interest-only debt securities (“IOs”), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate (“superfloaters”), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.
The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities (“inverse floaters”), principal-only debt securities (“POs”), certain residual or support trenches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.
Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support trenches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.
Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Loan Originations, Participations and Assignments
Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in loan originations, participations and assignments of portions of such loans. Additionally, these Funds may participate directly in lending syndicates to corporate borrowers. When a Fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with the terms of the relevant credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount. Participations, originations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may be able to enforce its rights only through the lender, and may assume the credit risk of the lender in addition to the borrower.
8

Investment Policies

Loan Originations, Participations and Assignments — Continued
The Funds may purchase participations in commercial loans, which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an offering bank or other financial intermediary. The participation interests in which a Fund invests may not be rated by any nationally recognized rating service.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions that are parties to the loan agreement. Unless a Fund has direct recourse against the corporate borrower, under the terms of the loan or other indebtedness, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (i.e., an insurance company or governmental agency) similar risks may arise.
Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral may be difficult to liquidate, decline in value or be insufficient or unavailable to satisfy a borrower’s obligation. As a result, the Fund may not receive money or payment to which it is entitled under the loan.
The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund, in applying its investment restrictions, generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, and where the participation does not shift the direct debtor-creditor relationship with the corporate borrower to the Fund, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete and transactions in loans are typically subject to long settlement periods (often longer than seven days). Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Subadviser believes to be a fair price and, as a result, a Fund’s ability to meet redemption obligations may be impaired. Thus, a Fund may be adversely affected by selling other, more liquid, investments at an unfavorable time and/or under unfavorable conditions, by having to engage in borrowing transactions, such as borrowing against a credit facility, or by taking other actions to raise cash to meet redemption obligations or pursue other investment opportunities. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of
9

Investment Policies

Loan Originations, Participations and Assignments — Continued
indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Funds’ investment restrictions relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. In certain circumstances, loans may not be deemed to be securities.  As a result, as an investor in such loans, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws.  In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and any anti-fraud protections available under applicable state law. In the absence of definitive regulatory guidance, the Funds rely on the Subadvisers’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Variable and Floating Rate Securities
Each Fund (except Harbor Money Market Fund) may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

U.S. Government Securities
Each Fund may invest in U.S. government securities. Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011 S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
10

Investment Policies

U.S. Government Securities — Continued
In addition to securities issued by GNMA, FNMA, FHLMC and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Municipal Bonds
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. Municipal bonds share the attributes of fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds that a Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax exempt private activity bonds and industrial development bonds generally also are revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).
Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.
The Funds may invest in municipal warrants, which are essentially call options on municipal bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. A Fund will not invest more than 5% of its net assets in municipal warrants. The Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. The Funds may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). The Funds may invest in Residual Interest Bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs.
Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.
Prices and yields on municipal bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as information made available by corporations whose securities are publicly traded.
Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s municipal bonds in the same manner.
The bankruptcy of a large city is rare, making its consequences difficult to predict. A Fund’s investments in securities affected by a city’s bankruptcy may decline in value and could reduce the Fund’s performance. In addition, difficulties in the municipal securities markets could result in increased illiquidity, volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
11

Investment Policies

Municipal Bonds — Continued
The secondary market for municipal bonds typically has been less liquid than that for taxable fixed income securities, and this may affect a Fund’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, municipal bonds rated below investment-grade (i.e., high-yield municipal bonds) may not be as liquid as higher-rated municipal bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a municipal bond and on a Fund’s ability to sell a municipal bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund’s portfolio.

Cash Equivalents
Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits, that at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.
Each Fund (except Harbor Money Market Fund) may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings (A-3, P-3 or F-3, respectively, for Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund) or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Mortgage-Backed Securities
Each of Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund may invest in mortgage-backed securities. Harbor Money Market Fund may invest in mortgage-backed securities that meet the quality, liquidity and maturity standards applicable to money market funds and that do not contain embedded leverage. The Subadvisers will monitor regularly the ratings of securities held by the Funds that they manage and the creditworthiness of their issuers.
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities (“SMBS”), and other types of “mortgage-backed securities” that may be available in the future. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (“CMOs”), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.
12

Investment Policies

Mortgage-Backed Securities — Continued
The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.
Mortgage-related securities that are backed by pools of subprime mortgages are generally subject to a greater level of non-payment risk than mortgage-related securities that are not backed by pools of subprime mortgages. Subprime mortgages are loans made to borrowers with lower credit ratings and/or a shorter credit history and such borrowers are more likely to default on their obligations under the loan than more creditworthy borrowers. As a result, subprime mortgages underlying a mortgage-related security can experience a significant rate of non-payment. To the extent a Fund invests in mortgage-related securities backed by subprime mortgages, the Fund’s investment will be particularly susceptible to non-payment risk and the risks generally associated with investments in mortgage-related securities. Thus, the value of the Fund’s investment may be adversely affected by borrower non-payments, changes in interest rates, developments in the real estate market and other market and economic developments.
GUARANTEED MORTGAGE PASS-THROUGH SECURITIES
Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans. Securities issued or guaranteed by entities such as Fannie Mae or Freddie Mac are not issued or guaranteed by the U.S. government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to information enabling them to evaluate, the competence and integrity of these private originators and institutions. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements, and the protection afforded by insurance or guarantees may be insufficient to cover all losses if underlying mortgage borrowers default at a greater than expected rate.
Mortgage-related securities without insurance or guarantees may be purchased if the Subadviser determines that the securities meet a Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.
MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS
CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Code and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.
Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets, such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.
13

Investment Policies

Mortgage-Backed Securities — Continued
STRIPPED MORTGAGE-BACKED SECURITIES
SMBS are derivative multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, the relevant Subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds’ limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.
REVERSE MORTGAGES
Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence.
There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA.
Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.

Risk Factors Associated with Mortgage-Backed Securities
Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Funds do not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than the final distribution date.
Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.
14

Investment Policies

Asset-Backed Securities
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in asset-backed securities.
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.
Other types of mortgage-backed and asset-backed securities may be developed in the future, and a Fund may invest in them if the relevant Subadviser determines they are consistent with the Fund’s investment objectives and policies.
Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.
Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Collateralized Debt Obligations
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in each of collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a security issued by a trust that is backed by a diversified pool of high risk, below investment-grade fixed income securities. A CLO is a security issued by a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities and can be rated investment-grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CBO or CLO securities as a class.
15

Investment Policies

Collateralized Debt Obligations — Continued
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for transactions under Rule 144A of the 1933 Act. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ prospectuses (i.e., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have recently led to actual defaults and market losses on CDOs known as “structured investment vehicles” or “SIVs.”

Mortgage “Dollar Roll” Transactions
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund’s borrowings and other senior securities. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. A Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Small to Mid Companies
Each equity Fund, as well as Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund, may invest in equity securities of small to mid-sized companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Foreign Securities
Each Fund (except Harbor Money Market Fund) is permitted to invest in foreign securities, which are securities issued by foreign issuers. The only foreign securities that Harbor High-Yield Bond Fund may purchase are U.S. dollar-denominated foreign securities. Each Subadviser is responsible for determining, with respect to the Fund that it manages, whether a particular issuer would be considered a foreign issuer. Normally, foreign governments and their agencies and instrumentalities are considered foreign issuers. In the case of non-governmental issuers, the Subadvisers generally may consider one or more of the following factors when making that determination:
■	whether the equity securities of the company principally trade on stock exchanges in one or more foreign countries;
■	the extent to which a company’s total revenue is derived from goods produced, sales made or services performed in one or more foreign countries or the extent to which its assets are located in one or more foreign countries;
■	whether the company is organized under the laws of a foreign country or its principal executive offices are located in a foreign country; and/or
■	any other factors relevant to a particular issuer.
Each Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
16

Investment Policies

Foreign Securities — Continued
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though they are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Funds’ custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Funds may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous
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Foreign Securities — Continued
terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In June 2016, citizens of the United Kingdom voted to withdraw from the EU (referred to as “Brexit”). The full consequences of this vote remain unclear, particularly the timeline of the withdrawal process and the outcome of continued negotiations of a new economic, trade and overall relationship between the United Kingdom and the EU, including the possible departure of the United Kingdom from the EU’s “single market.” Brexit and other related developments may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, which may cause increased volatility and illiquidity in global financial markets, and potentially lower economic growth in these and other markets. In addition, Brexit may cause other member states to contemplate withdrawing from the EU, which would likely prolong political and economic instability in the region and cause additional market disruption. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations.
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s portfolio. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
ADRs, EDRs, IDRs AND GDRs
Each equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
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Foreign Securities — Continued
PARTICIPATORY NOTES (“P-NOTES”)
Harbor Diversified International All Cap Fund and Harbor Emerging Markets Equity Fund may invest in P-Notes. P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.
In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive the same voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Brady Bonds
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by Nicholas P. Brady, former U.S. Secretary of the Treasury. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Inflation-Indexed Bonds
Harbor Commodity Real Return Strategy Fund invests a significant portion of its assets in inflation-indexed bonds. Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Funds may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
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Inflation-Indexed Bonds — Continued
Therefore, if inflation was to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted by that government to reflect a comparable inflation index. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure
Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose all or a portion of its entire principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Sovereign Debt Obligations
Each Fund (except Harbor High-Yield Bond Fund and Harbor Money Market Fund) may invest in sovereign debt obligations. Harbor High-Yield Bond Fund and Harbor Money Market Fund may only invest in U.S. dollar denominated sovereign debt obligations. Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments,
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Investment Policies

Sovereign Debt Obligations — Continued
multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of a Fund’s investments in that country’s sovereign debt obligations.

Borrowing
Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of Harbor Commodity Real Return Strategy Fund’s, Harbor Bond Fund’s and Harbor Real Return Fund’s total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of the Subadviser. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements
Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund may enter into reverse repurchase agreements with banks for temporary or emergency purposes. Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into reverse repurchase agreements with banks and broker-dealers to the extent permitted by the Fund’s restrictions on borrowing. A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with an agreement to repurchase the security at a specified time and price. During the reverse repurchase agreement, the Fund continues to receive principal and interest payments on the underlying securities. Each Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Funds’ custodian, or set aside or restrict assets in the Subadviser’s records or systems relating to the Fund, to cover its obligations under reverse repurchase agreements.
While not considered senior securities, reverse repurchase agreements are considered borrowings and as such are subject to the same risks associated with borrowing by the Fund. When the Fund engages in borrowing for investment purposes, also known as financial leverage, the Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; and in certain cases, interest costs may exceed the return received on the securities purchased. An increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the net asset value of the Fund’s shares.

Lending of Portfolio Securities
Each Fund (other than Harbor Real Return Fund, Harbor Money Market Fund and each of the Target Retirement Funds) may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five
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Investment Policies

Lending of Portfolio Securities — Continued
days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the Fund.

Short Sales
Each Fund (other than Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor Emerging Markets Equity Fund and Harbor Money Market Fund) may engage in short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage by segregating cash or liquid securities with the Fund’s custodian, or setting aside or restricting in the Subadviser’s records or systems related to the Fund, cash or liquid securities that the Subadviser determines to be liquid and that are equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Delayed Funding and Revolving Credit Facilities
Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate cash or liquid securities with the Fund’s custodian, or set aside or restrict in the Fund’s or Subadviser’s records or systems relating to the Fund, cash or liquid assets in an amount sufficient to meet such commitments that are marked-to-market daily.
The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may
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Delayed Funding and Revolving Credit Facilities — Continued
have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans, and revolving credit facilities for which there is no readily available market, as illiquid for purposes of the Funds’ limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of each Fund’s investment restriction relating to the lending of funds or assets by a Fund.

Forward Commitments and When-Issued Securities
Each Fund (except Harbor Money Market Fund) may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Funds’ custodian, or set aside or restrict in the Subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Repurchase Agreements
Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent
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Investment Policies

Repurchase Agreements — Continued
if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Options and Futures Transactions
Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts,” each Fund (except Harbor Money Market Fund) may buy and sell options contracts, financial futures contracts and options on futures contracts, and may purchase and sell options and futures based on securities, indices, currencies, commodities and other assets, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.
Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund’s return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest but may produce income, gains or losses.
The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any margin paid or premium received. The Funds’ transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

Options on Securities, Securities Indices and Currency
Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currency. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund may use options on currencies for cross-hedging purposes and to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Harbor Money Market Fund is not authorized to engage in any options transactions. A Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
WRITING COVERED OPTIONS
A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund, with a value at least equal to the Fund’s
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Options on Securities, Securities Indices and Currency — Continued
obligation under the option, (ii) entering into an offsetting forward commitment, and/or (iii) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account with the Funds’ custodian or by setting them aside or restricting them in the Subadviser’s records or systems relating to the Fund. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
PURCHASING OPTIONS
A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.
Each Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Futures Contracts and Options on Futures Contracts
Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Harbor Money Market Fund is not authorized to enter into futures contracts or engage in options transactions with respect to futures contracts. Otherwise, to seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Funds, other than Harbor Commodity Real Return Strategy Fund, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion. In
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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
the event that a Fund engages in transactions that may require registration as a commodity pool operator in the future, the Fund will consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. If a Fund registers as a commodity pool operator and operates subject to CFTC regulation, it may incur additional expenses.
The Adviser is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and, as of January 1, 2013, is subject to regulation as a commodity pool operator under the CEA with respect to Harbor Commodity Real Return Strategy Fund. As Harbor Commodity Real Return Strategy Fund operates subject to CFTC regulation, it may incur additional expenses. The CFTC has neither reviewed nor approved Harbor Commodity Real Return Strategy Fund, its investment strategies or this Statement of Additional Information.
FUTURES CONTRACTS
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or restricting in the Subadviser’s records or systems relating to the Fund, liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or restrict liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
HEDGING AND OTHER STRATEGIES
Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund
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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
If, in the opinion of the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, commodities or commodity indices securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
OPTIONS ON FUTURES CONTRACTS
Except as noted above, under the caption “Futures Contracts and Options on Futures Contracts,” each Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same type. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
OTHER CONSIDERATIONS
A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of commodities or securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of commodities or securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase.
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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities, commodities or currencies, require the Fund to maintain with the Funds’ custodian in a segregated account, or to set aside or restrict in the Subadviser’s records or systems, cash or liquid securities in an amount equal to the value of such underlying securities, commodities or currencies.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between a Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Funds’ ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised.
Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Risks Associated with Commodity Futures Contracts
There are several additional risks associated with transactions in commodity futures contracts.
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Investment Policies

Risks Associated with Commodity Futures Contracts — Continued
STORAGE RISK
Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
REINVESTMENT RISK
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
OTHER ECONOMIC FACTORS
The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Hybrid Instruments
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in hybrid instruments. Each Fund, except for Harbor Commodity Real Return Strategy Fund, will not invest more than 5% of its total assets in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Certain hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.
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Investment Policies

Hybrid Instruments — Continued
The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Position limits adopted by the CFTC may in the future limit the Funds’ ability to obtain indirect exposure to commodities through commodity-linked hybrid instruments or may increase the cost of such exposure.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the Investment Company Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the Investment Company Act.

Structured Products
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the Fund. Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund will not invest more than 5% of their respective total assets in a combination of credit-linked securities or commodity-linked notes.
Credit-Linked Securities.  Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon) value of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Structured Notes and Indexed Securities.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as 50 securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.
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Investment Policies

Structured Products — Continued
Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, the Subadviser will analyze these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.
Certain issuers of structured products may be deemed to be investment companies as defined in the Investment Company Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the Investment Company Act.
Equity-Linked Securities and Equity-Linked Notes.  Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest a portion of their respective assets in equity-linked securities. Equity-linked securities are privately issued derivative securities that have a return component based on the performance of a single stock, a basket of stocks, or a stock index. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments.
An equity-linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock, a basket of stocks, or a stock index. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Because the notes are equity linked, they may return a lower amount at maturity due to a decline in value of the linked security or securities. To the extent a Fund invests in equity-linked notes issued by foreign issuers, it will be subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies. Equity-linked notes are also subject to default risk and counterparty risk.

Foreign Currency Transactions
Each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
Harbor International Small Cap Fund, Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into forward foreign currency exchange contracts for non-hedging purposes, such as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
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Foreign Currency Transactions — Continued
A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When a Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
Harbor International Small Cap Fund, Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund may engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund’s Subadviser determines, for example, that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. Each of Harbor International Small Cap Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may also purchase and sell forward contracts for non-hedging purposes when its Subadviser anticipates that the foreign currency will appreciate or depreciate in value but that securities in that currency do not present attractive investment opportunities and are not held in the Fund’s portfolio.
When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
A Fund will only enter into transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.
A Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Funds’ custodian or will set aside or restrict that cash in the Subadviser’s records or systems. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.
Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.
While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an
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Investment Policies

Foreign Currency Transactions — Continued
increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
An issuer of fixed income securities purchased by Harbor International Small Cap Fund, Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund or Harbor Real Return Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit (“ECU”), which is a “basket” consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency “baskets.”
A Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Investments in Other Investment Companies
Each Fund (other than the Target Retirement Funds) is permitted to invest up to 10% of its assets in securities of other investment companies and up to 5% of its assets in any one other investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. There is no limit on the amount the Target Retirement Funds may own of the total outstanding voting securities of the other series of the Harbor Funds. The Target Retirement Funds, in accordance with their prospectus, may invest more than 5% of their total assets in any one or more of the Harbor Funds. The Target Retirement Funds may invest more than 10% of their total assets in other series of the Harbor Funds. A Target Retirement Fund may also hold more than 3% of the total voting stock of other series of the Harbor funds. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Certain ETFs have received exemptive relief permitting other funds to invest in such ETFs in amounts in excess of the limits set forth above, subject to satisfaction of certain conditions by the ETF and the acquiring fund. One or more of the Funds may rely on such orders to make investments in ETFs in excess of these limits.
For purposes of Harbor Money Market Fund’s policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” so as to qualify as a “government money market fund,” the Fund may categorize, as appropriate, investments in other “government money market funds” as within the 99.5% basket.
The Target Retirement Funds may invest in two or more series of Harbor Funds that do not make consistent investment decisions. One series may buy the same security that another series is selling. An investor in a Target Retirement Fund would indirectly bear the costs of both trades without achieving any investment purpose. Conversely, the Target Retirement Funds may invest in two or more series of Harbor Funds that hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Swaps, Caps, Floors and Collars
Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into swaps (including currency swaps, mortgage swaps, total return swaps, security or commodity index swaps, security or commodity swaps, and interest rate swaps), caps, floors, and collars for hedging purposes or to seek to increase total return. For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the
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Investment Policies

Swaps, Caps, Floors and Collars — Continued
notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Most types of over-the-counter swap agreements entered into by the Funds will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under an over-the-counter swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under an over-the-counter swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by cash not available for investment or liquid securities placed in a separate account with the Fund’s custodian or set aside or earmarked in the subadviser’s records or systems relating to the Fund, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Certain types of swaps are exchange-traded and subject to clearing.
Harbor Commodity Real Return Strategy Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee on the price depreciation, if any. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date. Position limits adopted by the CFTC may in the future limit Harbor Commodity Real Return Strategy Fund’s ability to obtain indirect exposure to commodities through commodity swap agreements or may increase the cost of such exposure.
These Funds may from time to time combine swaps with options. Interest rate swaps involve the exchange of respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.
These Funds will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate floor, cap or collar are held in a segregated account consisting of, or are set aside or restricted in the Subadviser’s records or systems relating to the Fund in the form of, cash or liquid assets, the Fund and the Subadviser believe that swaps do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restriction.
Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the respective Fund generally and meets any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements
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Investment Policies

Swaps, Caps, Floors and Collars — Continued
for Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated).
Each equity Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market. A swap transaction for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities means the counterparty would be obligated to pay the Fund a return based on the market price of the foreign equity security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate. As used above, “sale” means a sale to close out the purchase of a foreign equity security through a swap transaction as opposed to a short sale.
Each Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in each Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Credit Default Swaps
Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation or a net cash-settlement amount. As a seller, during the term of the contract, the Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the reference obligation, in a separate account with the Fund’s custodian or will set aside or restrict cash or liquid securities in the Subadviser’s records or systems relating to the Fund. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Investments in Wholly-Owned Subsidiary
Harbor Commodity Real Return Strategy Fund may pursue its investment objective by investing in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Harbor Capital Advisors, and has the same investment objective and generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and the Subsidiary normally test for compliance on a stand-alone basis, although they may test for compliance on a consolidated basis in certain instances where consolidated testing is in the best interests of the Fund. By investing in the Subsidiary, the Fund is exposed indirectly to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.
Investments by Harbor Commodity Real Return Strategy Fund in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Code and IRS revenue rulings, as discussed below under “Tax Information.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.
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Investment Policies

Investments in Wholly-Owned Subsidiary — Continued
It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that the Fund’s Subadviser believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectus and this Statement of Additional Information.
While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in the applicable Prospectus and this Statement of Additional Information, is not subject to all of the investor protections of the Investment Company Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable Prospectus and this Statement of Additional Information and could negatively affect the Fund and its shareholders.

Regulatory Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company (“RIC”) under the Internal Revenue Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that a Fund should lose its status as a RIC during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Operational Risks
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. In particular, these errors or failures as well as other technological issues may adversely affect the Funds’ ability to calculate their net asset values in a timely manner, including over a potentially extended period. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Fund.
Cybersecurity Risk. As the use of technology increases, a Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or operational capacity. As a result, a Fund may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss. In addition, cybersecurity breaches of a Fund’s third party service providers or issuers in which a Fund invests may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Like with operational risk in general, the Funds have established policies and procedures designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cybersecurity systems of issuers or third party service providers. The Funds and their shareholders could be negatively impacted as a result.
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Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
A Fund may not:
(1)	with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and with respect to the Target Retirement Funds and Harbor Convertible Securities Fund, shares of other investment companies;
(2)	borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33⅓% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings, and (e) with respect to Harbor Diversified International All Cap Fund and Harbor International Small Cap Fund, the Funds may borrow money from other mutual funds to the extent permitted by applicable law and any exemptive relief obtained by the Funds. Harbor Money Market Fund is not permitted to invest in reverse repurchase agreements and mortgage dollar rolls accounted for as financings;
(3)	act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(4)	invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities). Harbor Money Market Fund may invest more than 25% of its total assets in the securities of domestic banks and bank holding companies, including certificates of deposit and bankers’ acceptances (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation);
(5)	issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Funds may issue shares of beneficial interest in multiple series or classes;
(6)	purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(7)	(except for Harbor Commodity Real Return Strategy Fund and Harbor Convertible Securities Fund), invest in commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction. Harbor Commodity Real Return Strategy Fund and Harbor Convertible Securities Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act; or
(8)	make loans to other persons, except (a) loans of portfolio securities, (b) to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with
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Investment Restrictions

Fundamental Investment Restrictions — Continued
such Fund’s investment objectives and policies may be deemed to be loans, and (c) with respect to Harbor Diversified International All Cap Fund and Harbor International Small Cap Fund, to the extent permitted by applicable law and any exemptive relief obtained by the Fund.
Notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 4, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
Harbor Money Market Fund invests its assets in the manner necessary to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. Accordingly, for purposes of fundamental investment restriction no. 4, Harbor Money Market Fund will not invest more than 25% of its total assets in the securities of banks and bank holding companies, including certificates of deposit and bankers’ acceptances, for so long as the Fund intends to qualify as a “government money market fund.”
For purposes of fundamental investment restriction no. 7, the Funds interpret their policy with respect to the investment in commodities or commodity contracts to permit the Funds, subject to the Funds’ investment objectives and general investment policies (as stated in the Funds’ Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed above or any percentage investment limitation of the Investment Company Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, a Fund may not:
(a)	purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)	make short sales of securities, except as permitted under the Investment Company Act;
38

Investment Restrictions

Non-Fundamental Investment Restrictions — Continued
(c)	invest more than 15% (5% in the case of Harbor Money Market Fund) of the Fund’s net assets in illiquid investments;
(d)	invest in other companies for the purpose of exercising control or management; or
(e)	with respect to those Funds that are underlying Funds of the Target Retirement Funds, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.
39

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and Officers of Harbor Funds is set forth below. The address of each Trustee, Officer and of the Advisory Board member is: [Name of Trustee or Officer] c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (53) ................. Trustee	Since 2014	Chairman (2015-Present) and Trustee (2011-2015), Rare (conservation non-profit); Trustee, Berkshire School (2014–Present); BlackRock, Inc., (publicly traded investment management firm) Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010).	30	None
Raymond J. Ball (72) ................ Trustee	Since 2006	Sidney Davidson Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (2000-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); Financial Reporting Faculty Advisory Group of the Institute of Chartered Accountants in England and Wales (2008-Present); and Advisory Board of the Center for Accounting Research & Education at University of Notre Dame (2006-Present).	30	None
Donna J. Dean (65) ................... Trustee	Since 2010	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (1995-Present).	30	None
Randall A. Hack (69) ................. Trustee	Since 2010	Founder and Senior Managing Director of Capstone Capital LLC (a private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); and Advisory Director of Berkshire Partners (a private equity firm) (2002-2013).	30	None
Robert Kasdin (58) .................... Trustee	Since 2014	Senior Vice President and Chief Operating Officer, Johns Hopkins Medicine (2015-Present); Senior Executive Vice President, Columbia University (2002-2015); Trustee and Co-Chair of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-Present); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director, Noranda Aluminum Holdings Corp. (2007-2014).	30	Director of Noranda Aluminum Holdings Corporation (2007-2014); and Director of Apollo Commercial Real Estate Finance, Inc. (2014-Present).
Ann M. Spruill (63) .................... Trustee	Since 2014	Partner (1993-2008), Member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Equities, Museum of Fine Arts, Boston (2000-Present); and Trustee, Financial Accounting Foundation (2014-Present).	30	None
INTERESTED TRUSTEE
David G. Van Hooser (70)* ...... Chairman, Trustee and President	Since 2000	President (2002-Present), Director and Chairman of the Board (2000-Present), Harbor Capital Advisors, Inc.; Chief Executive Officer (2007-Present), Chief Financial Officer (2012-2015), Treasurer (2007-2012) and Director (2000-Present), Harbor Funds Distributors, Inc.; and Director (2000-Present), Harbor Services Group, Inc.	30	None
ADVISORY BOARD MEMBER
Joseph L. Dowling III (52) ....... Advisory Board Member	Since 2016	Chief Investment Officer, Brown University (2013-Present); Advisory Board Member, Stage Point Capital (a private mortgage specialist) (2016-Present); Founder and Managing Member, Narragansett Asset Management (a private investment management firm) (1998-2013).	30	Director of Integrated Electrical Services (2011-Present).
40

Trustees and Officers

Name (Age) Position(s) with Fund Address	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Charles F. McCain (47) ............. Chief Compliance Officer	Since 2004	Executive Vice President and General Counsel (2004-Present) and Chief Compliance Officer (2004-2014), Harbor Capital Advisors, Inc.; Director (2007-Present) and Chief Compliance Officer (2004-Present), Harbor Services Group, Inc.; and Director, Executive Vice President and Chief Compliance Officer (2007-Present), Harbor Funds Distributors, Inc.
Anmarie S. Kolinski (45) .......... Treasurer	Since 2007	Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; and Chief Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.
Erik D. Ojala (42) ....................... Vice President and Secretary; AML Compliance Officer	Since 2007; Since 2010	Senior Vice President and Associate General Counsel (2007-Present) and Secretary (2010-Present), Harbor Capital Advisors, Inc.; and Assistant Secretary (2014-Present), Harbor Services Group, Inc.
Brian L. Collins (48) .................. Vice President	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.
Charles P. Ragusa (57) ............. Vice President	Since 2007	Executive Vice President (2007-Present), Harbor Capital Advisors, Inc.; President (2007-Present), Harbor Services Group, Inc.; and Executive Vice President and AML Compliance Officer (2007-Present) and OFAC Officer (2015-Present), Harbor Funds Distributors, Inc.
Jodie L. Crotteau (44) ............... Assistant Secretary	Since 2014	Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Assistant Secretary (2015-present), Harbor Services Group, Inc.; Assistant Secretary (2016-present), Harbor Funds Distributors, Inc.; Vice President and Chief Compliance Officer, Grosvenor Registered Funds (2011-2014); Vice President, Grosvenor Capital Management, L.P. (2010-2014); Assistant Secretary (2005-2010) and AML Compliance Officer (2007-2010), Harbor Funds; Vice President, Secretary and Compliance Director (2007-2010), Harbor Capital Advisors, Inc.; Assistant Secretary (2005-2010), Harbor Services Group, Inc.; and Assistant Secretary (2007-2010), Harbor Funds Distributors, Inc.
John M. Paral (48) .................... Assistant Treasurer	Since 2013	Vice President (2012-Present) and Financial Reporting Manager (2007-Present), Harbor Capital Advisors, Inc.

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.
*	Mr. Van Hooser is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Funds.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero.  Mr. Amero retired in 2010 after a 20 year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently serves as Chairman of the Board of Trustees for Rare, a conservation non-profit, and as a Trustee for Berkshire School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014.
Raymond J. Ball.  Mr. Ball is the Sidney Davidson Distinguished Service Professor of Accounting at the University of Chicago Booth School of Business, and a frequent lecturer and researcher on accounting, financial market and related business matters. Mr. Ball joined the University of Chicago Business School’s faculty in 2000 from the William E. Simon Graduate School of Business at the University of Rochester, where he served as the Wesray Professor in Business Administration. Mr. Ball’s teaching and research has a particular focus on corporate disclosure, earnings and stock prices, international accounting and finance, market efficiency and investment strategies. Mr. Ball is Coordinating Editor of the Journal of Accounting Research and serves on the Advisory Group for the Financial Reporting Faculty of the Institute of Chartered Accountants in England and Wales. He is a Fellow and CPA of the Australian Society of Certified Practising Accountants and a Fellow of the Financial Services Institute of Australia. From time to time, he serves as an expert witness and litigation consultant with respect to accounting, economic and financial market issues. Mr. Ball has served on the Financial Accounting Standards Advisory Council of the Financial Accounting Standards Board and the Shadow Financial Regulation Committee. Mr. Ball is the Board’s “audit committee financial expert” and Chairman of the Audit Committee and has served as a Trustee since his appointment by the Board in 2006.
41

Trustees and Officers

Additional Information About the Trustees — Continued
Donna J. Dean.  Ms. Dean serves as the Chief Investment Officer of the Rockefeller Foundation. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. The Rockefeller Foundation supports this mission by funding a portfolio of initiatives that are intended to revalue ecosystems, advance health, secure livelihoods and transform cities. As Chief Investment Officer, Ms. Dean is responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean is responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes, including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee since 2010.
Randall A. Hack.  Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He served as an Advisory Director of Berkshire Partners, a private equity firm, from 2002 to 2013. In that capacity he assisted Berkshire Partners in identifying and assessing private companies in which to invest, participated in those investments through Capstone Capital, and served on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He previously served on the board of Tower Development Corporation, a private company, and currently serves on the boards of several non-profit organizations. Mr. Hack previously served on the boards of FiberTower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee since his appointment in 2010.
Robert Kasdin.   Mr. Kasdin has served as the Senior Vice President, Chief Operating Officer of Johns Hopkins Medicine since 2015. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Trustee, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin also serves on the boards of trustees of several non-profit entities, including the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc., and on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. He is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee since 2014.
Ann M. Spruill.  Ms. Spruill retired in 2008 after an 18 year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately owned global investment management firm. Ms. Spruill currently serves as a Trustee for the Financial Accounting Foundation, as a member of the Investment Committee and Chair of Global Equities for the Museum of Fine Arts, Boston and as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee since 2014.
David G. Van Hooser.  Mr. Van Hooser is President, Director and Chairman of the Board of the Trust and of the Adviser, and as such has substantial experience with respect to operating mutual funds and selecting money managers. He had previously served in a variety of positions at Owens-Illinois, Inc., including Senior Vice President, Chief Financial Officer and Treasurer. During his time with Owens-Illinois, he was involved in multiple equity and debt offerings and was directly responsible for, or participated in, numerous acquisitions and divestitures in developed and emerging markets. He has served as a Trustee since 2000.
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Trustees and Officers

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of seven Trustees, six of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Mr. Hack to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for Board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.
ADVISORY BOARD
The Trustees have established an Advisory Board to serve in an advisory capacity. Members of the Advisory Board shall not be Trustees, officers, employees of the Adviser or employees of an affiliate of the Adviser, and need not be shareholders. Members of the Advisory Board shall hold office for such period as the Trustees may determine or until such Advisory Board member resigns. The Trustees may remove an Advisory Board member at any time, with or without cause. The Advisory Board shall have no legal powers and shall not perform the functions of Trustees. The Advisory Board shall meet at such times and upon such notice as the Trustees may request. The sole Advisory Board member is Joseph L. Dowling III.
Joseph L. Dowling III. Mr. Dowling is the Chief Investment Officer of Brown University, where he is responsible for the University’s approximately $3.2 billion endowment. He has served on the Board of Directors at Integrated Electrical Services (IES) since 2012 and serves on the Advisory Board at Stage Point Capital since 2016. From 1998 to 2013, he served as the founder and managing member of Narragansett Asset Management, LLC, a private investment partnership located in Stamford, Connecticut. From its formation in 1998 through 2006, Narragansett managed funds for institutions, pension funds and college endowments. After 2006, Narragansett focused on managing Mr. Dowling’s personal capital and that of a select group of strategic investors. Prior to forming Narragansett, Mr. Dowling worked at The First Boston Corporation, Tudor Investments and Oracle Partners, L.P. He has extensive experience with financial reporting and corporate finance and was elected as an Advisory Board Member in December 2016.

Board Committees
Mses. Dean and Spruill and Messrs. Amero, Ball, Hack and Kasdin serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor Funds Nominating Committee, c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of David G. Van Hooser, Brian L. Collins, Jodie L. Crotteau, Lora A. Kmieciak, Anmarie S. Kolinski, Charles F. McCain, Linda M. Molenda, Erik D. Ojala and John M. Paral. The functions of the Valuation Committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary. The Proxy Voting Committee was established as a committee of the Trust in November 2011 and is discussed later in this Statement of Additional Information under the heading “Proxy Voting.”
During the most recently completed fiscal year for Harbor Funds, the Board of Trustees held 9 meetings, the Valuation Committee held 223 meetings, the Audit Committee held 3 meetings and the Nominating Committee held 1 meetings. All of the current Trustees and Audit and Nominating Committee members then serving attended 100% of the meetings of the Board of Trustees and applicable committees, if any, held during Harbor Funds’ most recently completed fiscal year. The Board of Trustees does not have a compensation committee.
43

Trustees and Officers

Risk Oversight
The Board considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Funds’ risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board on various operations of the Trust and related risks and their management. In particular, the Funds’ Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ended
October 31, 2016
Name of Person, Position	Aggregate Compensation From Harbor Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Harbor Funds Paid to Trustees
Scott M. Amero, Trustee	$250,000	-0-	$250,000
Raymond J. Ball, Trustee[1]	$270,000	-0-	$270,000
Donna J. Dean, Trustee	$250,000	-0-	$250,000
Randall A. Hack, Trustee	$250,000	-0-	$250,000
Robert Kasdin, Trustee[2]	$250,000	-0-	$250,000
Ann M. Spruill, Trustee[2]	$250,000	-0-	$250,000
David G. Van Hooser, Chairman, President and Trustee	-0-	-0-	-0-
Rodger F. Smith, Trustee[3]	$280,000	-0-	$280,000
Joseph L. Dowling III, Advisory Board Member[4]	-0-	-0-	-0-
[1]	In consideration of his service as chairman of the Trust’s Audit Committee, Mr. Ball received $20,000 in addition to the compensation payable to each other Independent Trustee. During the fiscal year ended October 31, 2016, Mr. Ball elected to defer all of his compensation pursuant to the Harbor Funds Deferred Compensation Plan for Independent Trustees. As of October 31, 2016, the total value of Mr. Ball’s account under that plan was $2,385,096.
[2]	During the fiscal year ended October 31, 2016, Mr. Kasdin and Ms. Spruill elected to defer all of their compensation pursuant to the Harbor Funds Deferred Compensation Plan for Independent Trustees. As of October 31, 2016, the total value of Mr. Kasdin’s and Ms. Spruill’s accounts under that plan was $710,986 and $710,649, respectively.
[3]	Mr. Smith served as a Trustee for Harbor Funds from 1987 until December 31, 2016. In consideration of his service as Lead Independent Trustee, Mr. Smith received $30,000 in addition to the compensation payable to each other Independent Trustee for the fiscal year ended October 31, 2016.
[4]	Mr. Dowling was appointed as an Advisory Board Member on December 16, 2016. Therefore, he received no compensation for the fiscal year ended October 31, 2016.
44

Trustees and Officers

Trustee Ownership of Fund Shares
(All ownership is in the
Institutional Class shares)
As of January 31, 2017, the Trustees, Advisory Board member and Officers of Harbor Funds as a group owned 2%, 2%, 3% and 4% of the outstanding shares of beneficial interest of Harbor International Small Cap Fund, Harbor Global Growth Fund, Harbor Emerging Markets Equity Fund and Harbor Money Market Fund, respectively and less than 1% of the outstanding shares of beneficial interest of each of the other Funds.
The equity securities beneficially owned by the Trustees as of December 31, 2016 are as follows:
Name of Trustee	Dollar Range of Ownership in Each Fund[1]		Aggregate Dollar Range of Ownership in Harbor Funds
Independent Trustees
Scott M. Amero	Harbor International Fund	Over $100,000	Over $100,000
	Harbor Emerging Markets Equity Fund	Over $100,000
	Harbor Commodity Real Return Strategy Fund	Over $100,000
	Harbor Money Market Fund	Over $100,000
Raymond J. Ball[2]	Harbor Mid Cap Growth Fund	Over $100,000	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor Small Cap Value Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
	Harbor Bond Fund	Over $100,000
Donna J. Dean	Harbor Capital Appreciation Fund	$50,001-$100,000	Over $100,000
	Harbor Mid Cap Growth Fund	$10,001-$50,000
	Harbor Small Cap Growth Fund	$1-$10,000
	Harbor Small Cap Growth Opportunities Fund	$10,001-$50,000
	Harbor Large Cap Value Fund	$50,001-$100,000
	Harbor Mid Cap Value Fund	$10,001-$50,000
	Harbor International Fund	$10,001-$50,000
	Harbor International Growth Fund	$10,001-$50,000
	Harbor Emerging Markets Equity Fund	$10,001-$50,000
	Harbor Convertible Securities Fund	$50,001-$100,000
	Harbor Bond Fund	$50,001-$100,000
Randall A. Hack	Harbor Small Cap Growth Opportunities Fund	Over $100,000	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor International Fund	Over $100,000
	Harbor Emerging Markets Equity Fund	Over $100,000
Robert Kasdin[2]	Harbor Small Cap Growth Fund	Over $100,000	Over $100,000
	Harbor Small Cap Growth Opportunities Fund	Over $100,000
	Harbor International Growth Fund	Over $100,000
Ann M. Spruill[2]	Harbor Capital Appreciation Fund	Over $100,000	Over $100,000
	Harbor International Fund	Over $100,000
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Trustees and Officers

Trustee Ownership of Fund Shares — Continued
Name of Trustee	Dollar Range of Ownership in Each Fund[1]		Aggregate Dollar Range of Ownership in Harbor Funds
Interested Trustee
David G. Van Hooser	Harbor Capital Appreciation Fund	Over $100,000	Over $100,000
	Harbor Mid Cap Growth Fund	Over $100,000
	Harbor Small Cap Growth Fund	Over $100,000
	Harbor Small Cap Growth Opportunities Fund	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor Mid Cap Value Fund	Over $100,000
	Harbor Small Cap Value Fund	Over $100,000
	Harbor International Fund	Over $100,000
	Harbor Diversified International All Cap Fund	Over $100,000
	Harbor International Growth Fund	Over $100,000
	Harbor International Small Cap Fund	Over $100,000
	Harbor Global Growth Fund	Over $100,000
	Harbor Emerging Markets Equity Fund	Over $100,000
	Harbor Commodity Real Return Strategy Fund	Over $100,000
	Harbor Convertible Securities Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
	Harbor Bond Fund	Over $100,000
	Harbor Real Return Fund	Over $100,000
	Harbor Money Market Fund	Over $100,000
	Harbor Target Retirement 2020 Fund	Over $100,000
[1]	The Target Retirement Funds are offered exclusively to retirement plans sponsored by Owens Illinois, Inc. and the Adviser.
[2]	Under the Harbor Funds Deferred Compensation Plan for Independent Trustees, a participating Trustee may elect to defer his or her trustee fees. Any such deferred fees are maintained in a deferral account that is credited with income and gains and charged with losses as though the participating Trustee invested the amount deferred directly in shares of one or more Funds selected by the participating Trustee. Harbor Funds in turn invests those deferred fees directly in shares of the Funds selected by the participating Trustee so that Harbor Funds’ actual returns match the income, gains and losses attributed to the deferral account. The dollar ranges shown for each Harbor fund listed for Messrs. Ball, Kasdin and Ms. Spruill represent the value of the shares of each Fund that correspond to the value of their respective deferral accounts under the Harbor Funds Deferred Compensation Plan for Independent Trustees that has been deemed to be invested by the participating Trustee in each of those Funds.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
■	the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
■	an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) and Robeco Groep, N.V. (“Robeco”) are entities that are in a control relationship with the Adviser.
■	a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which Harbor Funds Distributors, Inc. (the “Distributor”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates.
As of December 31, 2016, none of the Independent Trustees, nor any member of their immediate family, beneficially own any securities issued by the Adviser, ORIX, Robeco or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2015 and 2016, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, ORIX, Robeco, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2015 and 2016, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
■	a Harbor Fund;
■	an officer of Harbor Funds;
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Trustees and Officers

Material Relationships of the Independent Trustees — Continued
■	a related fund;
■	an officer of any related fund;
■	the Adviser;
■	the Distributor;
■	an officer of the Adviser or the Distributor;
■	any affiliate of the Adviser or the Distributor; or
■	an officer of any such affiliate.
During the calendar years 2015 and 2016, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.
During the calendar years 2015 and 2016, none of the Independent Trustees, nor any member of their immediate family, served as an officer for an entity on which an officer of any of the following entities also served as a director:
■	the Adviser;
■	the Distributor; or
■	ORIX, Robeco or any other entity in a control relationship with the Adviser or the Distributor.
During the calendar years 2015 and 2016, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2015 and 2016, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:
■	any related fund;
■	the Adviser
■	the Distributor;
■	any affiliated person of Harbor Funds; or
■	ORIX, Robeco or any other entity in a control relationship to the Adviser or the Distributor.
47

The Adviser and SubadviserS

The Adviser
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment adviser (the “Adviser”) for each Fund pursuant to separate investment advisory agreements with Harbor Funds on behalf of each Fund (each, an “Investment Advisory Agreement”). Pursuant to each Investment Advisory Agreement, the Adviser is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for each Fund as set forth in more detail below:
Management Services.  Subject to the approval of the Board, the Adviser is responsible for establishing the investment policies, strategies and guidelines for each Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Adviser deems modifications to be necessary or appropriate. The Adviser is also responsible for providing, either through itself or through a Subadviser selected, paid and supervised by the Adviser, investment research, and advice, and for furnishing continuously an investment program for each Fund consistent with the investment objectives and policies of the Fund.
Selection and Oversight of Subadvisers.  The Adviser is responsible for the subadvisers it selects to manage the assets of each Fund (except the Target Retirement Funds) and for recommending to the Board the hiring, termination and replacement of Subadvisers. The Adviser is responsible for overseeing each Subadviser and for reporting to the Board periodically on each Fund’s and Subadviser’s performance. The Adviser normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisers, including thorough reviews and assessments of (i) each Subadviser’s investment process, personnel and investment staff; (ii) each Subadviser’s investment research capabilities; (iii) each Subadviser’s ownership and organization structures; (iv) each Subadviser’s legal, compliance and operational infrastructure; (v) each Subadviser’s brokerage practices; (vi) any material changes in each Subadviser’s business, operations or staffing; (vii) the performance of each Fund and Subadviser relative to benchmark and peers; (viii) each Fund’s portfolio characteristics, and (ix) the composition of each Fund’s portfolio. In the case of the Target Retirement Funds, the Adviser is responsible for establishing an asset allocation program for each Target Retirement Fund and for selecting underlying Funds to implement that asset allocation program.
Legal, Compliance, Financial and Administrative Services.  The Adviser is responsible for regularly providing various other services on behalf of each Fund, including, but not limited to,: (i) providing the FundS with office space, facilities, equipment and personnel as the Adviser deems necessary to provide for the effective administration of the affairs of the Funds, including providing from among the Adviser’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor Funds and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Funds' transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board, as well as such other materials that the Board may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Funds required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Funds' investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Funds in connection with the administration of the affairs of the Funds, including the assigning of matters to the Funds' legal counsel on behalf of the Funds and supervising the work of such outside counsel; (vii) overseeing the determination and publication of each Fund’s net asset value in accordance with the Funds' valuation policies; (viii) preparing and monitoring expense budgets for the Funds, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Funds such other administrative services as the Adviser deems necessary, or the Board reasonably requests, for the efficient operation of the Funds.
The Adviser is an indirect, wholly-owned subsidiary of Robeco Group N.V. (“Robeco Group”), a subsidiary of ORIX Corporation (“ORIX”).  Robeco Group is a holding company of asset management subsidiaries.  ORIX is a global financial services company based in Tokyo, Japan.  ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services.  The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
Pending Litigation Involving the Adviser.  In February 2014, Terrence Zehrer filed a complaint against the Adviser in the U.S. District Court for the Northern District of Illinois alleging that the advisory fees received by the Adviser for managing Harbor International Fund are excessive in violation of Section 36(b) of the Investment Company Act. In addition to naming the Adviser as a defendant, Zehrer also sued Harbor International Fund as a “nominal defendant.” Both the Adviser and Harbor International Fund filed motions to dismiss in March 2014. In September 2014, Ruth Tumpowsky filed a complaint against the Adviser also in U.S. District Court for the Northern District of Illinois alleging that the advisory fees received by the Adviser for managing Harbor International Fund and Harbor High-Yield Bond Fund are excessive in violation of Section 36(b) of the Investment Company Act. In November 2014, the Court denied the Adviser’s motion to dismiss, but dismissed the claims against Harbor International Fund with prejudice. The Court then consolidated the Zehrer and Tumpowsky cases. The plaintiffs filed an amended consolidated complaint in December 2014, which
48

The Adviser and SubadviserS

The Adviser — Continued
seeks monetary damages, rescission of the investment advisory agreement and other relief from the Adviser based on the fees received for managing Harbor International Fund and Harbor High-Yield Bond Fund. The Adviser answered the consolidated complaint in January 2015. Discovery is complete and the Adviser filed a motion for summary judgment in September 2016. The motion remains pending. The Adviser believes that the litigation is without merit and intends to vigorously defend itself.

Advisory Fees
For its services, each Fund (except for the Target Retirement Funds) pays the Adviser an advisory fee, which is an annual rate based on the Fund’s average net assets. The table below sets forth for each Fund (except for the Target Retirement Funds) the advisory fee rate, the fees paid to the adviser for the past three fiscal years before the effect of any expense limitation (shown below) in effect for the past three fiscal years that reduced the advisory fee paid. Because the Adviser serves as the investment adviser for each Fund, the Target Retirement Funds benefit from the investment advisory services provided to the underlying Harbor Funds and, as shareholders of those Funds, indirectly bear a proportionate share of those Funds’ advisory expenses. The Target Retirement Funds do not separately pay the Adviser an advisory fee.
	Current Advisory Fee Annual Rate Based on Average Net Assets	Advisory Fee Paid for Year Ended October 31 (000s)
		2016	2015	2014
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	0.60%	$153,723	$156,462	$140,063
(Reduction due to fee waiver/expense limitation)	—	(11,568)	(9,819)	(5,584)
Harbor Mid Cap Growth Fund	0.75	4,014	5,249	5,742
Harbor Small Cap Growth Fund	0.75	4,355	4,740	4,718
Harbor Small Cap Growth Opportunities Fund[1]	0.75	1,564	1,071	128
Harbor Large Cap Value Fund	0.60	1,879	1,581	1,368
Harbor Mid Cap Value Fund	0.75	5,612	3,840	1,373
(Reduction due to fee waiver/expense limitation)	—	(98)	—	—
Harbor Small Cap Value Fund	0.75	6,245	6,015	4,414
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund	0.75%/0.65% [a]	$271,408	$324,547	$339,200
(Reduction due to fee waiver/expense limitation)	—	(5,136)	(10,935)	(12,437)
Harbor Diversified International All Cap Fund[2]	0.75%	828	N/A	N/A
Harbor International Growth Fund	0.75	2,125	1,852	1,706
Harbor International Small Cap Fund[3]	0.85	109	N/A	N/A
Harbor Global Growth Fund	0.75 [b]	343	336	267
(Reduction due to fee waiver/expense limitation)	—	—	—	(11)
Harbor Emerging Markets Equity Fund	0.95	349	366	160
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund[4]	0.81%	$ 657	$ 1,196	$ 2,165
FIXED INCOME FUNDS
Harbor Convertible Securities Fund	0.65%	$ 2,356	$ 2,401	$ 1,988
Harbor High-Yield Bond Fund	0.60	10,426	10,203	11,041
(Reduction due to fee waiver/expense limitation)	—	(695)	(680)	(736)
Harbor Bond Fund	0.48	13,048	17,540	29,521
(Reduction due to fee waiver/expense limitation)	—	(859)	(1,317)	(1,288)
Harbor Real Return Fund	0.48	568	727	1,785
Harbor Money Market Fund	0.20	323	350	318
(Reduction due to fee waiver/expense limitation)	—	(323)	(350)	(318)
[1]	Commenced operations on February 1, 2014.
[2]	Commenced operations on November 2, 2015.
[3]	Commenced operations on February 1, 2016.
[4]	The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary, which cannot be recouped.
[a]	0.75% on the first $12 billion and 0.65% thereafter.
[b]	Advisory fee reduced from 0.85% to 0.75% and waiver eliminated effective March 1, 2014.
49

The Adviser and SubadviserS

The Subadvisers
The Adviser has engaged the services of several subadvisers (each, a “Subadviser”) to assist with the portfolio management of the Funds (except the Target Retirement Funds).
The Adviser pays each Subadviser out of its own resources; the Funds have no obligation to pay the Subadvisers. Each Subadviser has entered into a subadvisory agreement (each, a “Subadvisory Contract”) with the Adviser and Harbor Funds, on behalf of each Fund (except the Target Retirement Funds). The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary, which cannot be recouped. Each Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund’s assets are held uninvested. Each Subadviser is responsible to bear its own costs of providing services to the respective Fund. Each Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.
Harbor Capital Appreciation Fund.  The Fund is subadvised by Jennison Associates LLC (“Jennison”). Jennison is a direct, wholly-owned subsidiary of PGIM, Inc., which is a direct, wholly-owned subsidiary of PGIM Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.
Harbor Mid Cap Growth Fund.  The Fund is subadvised by Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
Harbor Small Cap Growth Fund.  The Fund is subadvised by Westfield Capital Management Company, L.P. (“Westfield”). Westfield is 100% employee owned. The day-to-day management and strategic decisions of Westfield are controlled by Westfield’s Management Committee.
Harbor Small Cap Growth Opportunities Fund.  The Fund is subadvised by Elk Creek Partners, LLC (“Elk Creek”). Elk Creek is 100% employee owned. The day-to-day management and strategic decisions of Elk Creek are controlled by the members of its senior management team.
Harbor Large Cap Value Fund.  The Fund is subadvised by Aristotle Capital Management, LLC (“Aristotle”). Aristotle was founded in 1959 through predecessor entities. Aristotle is a limited liability company majority owned by its employees.
Harbor Mid Cap Value Fund.  The Fund is subadvised by LSV Asset Management (“LSV”). LSV is a Delaware general partnership between the management team and current and former employees (61%) and SEI Funds, Inc. (39%). The day-to-day management and strategic decisions of the Subadviser are controlled by the current employees and management team of LSV.
Harbor Small Cap Value Fund.  The Fund is subadvised by EARNEST Partners LLC (“EARNEST Partners”). The Subadviser is controlled by Paul Viera, who is an employee of EARNEST Partners.
Harbor International Fund.  The Fund is subadvised by Northern Cross, LLC (“Northern Cross”). Northern Cross is controlled by Howard Appleby, Jean-Francois Ducrest and James LaTorre, each an employee of Northern Cross.
Harbor Diversified International All Cap Fund.  The Fund is subadvised by Marathon Asset Management LLP (“Marathon-London”). Marathon-London is predominantly owned by its founding partners, with the remaining equity shared between a number of key employees.
Harbor International Growth Fund.  The Fund is subadvised by Baillie Gifford Overseas Limited (“Baillie Gifford”). Baillie Gifford, a registered company incorporated in Scotland, is located at Calton Square, 1 Greenside Row, Edinburgh, Scotland. Baillie Gifford was organized in 1983, and is a wholly owned subsidiary of Baillie Gifford & Co. Baillie Gifford & Co. is a partnership and is wholly owned by partners who work at the firm.
Harbor International Small Cap Fund. The Fund is subadvised by Baring International Investment Limited (“Barings”). Barings is an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself an indirect wholly-owned subsidiary of MassMutual Holding LLC.
Harbor Global Growth Fund.  The Fund is subadvised by Marsico Capital Management, LLC (“Marsico”). Marsico is an independent, registered investment adviser. Marsico was organized in September 1997 as a Delaware limited liability company and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Group, LLC, a Delaware limited liability company.
50

The Adviser and SubadviserS

The Subadvisers — Continued
Harbor Emerging Markets Equity Fund.  The Fund is subadvised by Oaktree Capital Management, L.P. (“Oaktree”). Oaktree is a leading global investment management firm focused on alternative markets. The firm emphasizes an opportunistic, value-oriented and risk-controlled approach to investments in emerging markets equities. Oaktree was founded in 1995 by a group of principals who have worked together since the mid-1980s. Headquartered in Los Angeles, California, the firm has over 900 employees and offices in 18 cities worldwide. Oaktree is indirectly controlled by Oaktree Capital Group, LLC (“OCG”), a publicly traded company listed on the New York Stock Exchange under the ticker symbol “OAK.” OCG is indirectly controlled by Oaktree’s senior executives, Howard Marks, Bruce Karsh, Jay Wintrob, John Frank, David Kirchheimer and Sheldon Stone.
Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund.  The Funds are subadvised by Pacific Investment Management Company LLC (“PIMCO”). PIMCO is a majority-owned subsidiary of Allianz Asset Management with minority interests held by certain of its officers and by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.
Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund.  The Fund is subadvised by Shenkman Capital Management, Inc. (“Shenkman Capital”). Shenkman Capital is a privately-held company and was founded by Mark R. Shenkman who remains the firm’s President, Co-Chief Investment Officer, and controlling shareholder. Shenkman Capital is 100% owned by Mark R. Shenkman, the Shenkman family, senior team members, and one outside director.
Harbor Money Market Fund.  The Fund is subadvised by Fischer Francis Trees & Watts, Inc. (“FFTW”). The Subadviser is directly wholly-owned by its parent company, BNP Paribas Investment Partners USA Holdings Inc., which in turn is indirectly wholly-owned by BNP Paribas SA, a publicly owned banking corporation organized in the Republic of France.

Subadvisory Fees
The fees paid by the Adviser to the Subadviser for the past three years are set forth in the table below.
	Fee Paid by the Adviser to Subadviser For Year Ended October 31 (000s)
	2016	2015	2014
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$ 54,996	$ 55,927	$ 50,186
Harbor Mid Cap Growth Fund	2,242	2,900	3,163
Harbor Small Cap Growth Fund	2,684	2,886	2,874
Harbor Small Cap Growth Opportunities Fund[1]	993	705	94
Harbor Large Cap Value Fund	821	706	623
Harbor Mid Cap Value Fund	2,849	2,029	854
Harbor Small Cap Value Fund	3,814	3,687	2,861
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund	$146,686	$171,134	$177,886
Harbor Diversified International All Cap Fund[2]	552	N/A	N/A
Harbor International Growth Fund	1,239	1,088	1,009
Harbor International Small Cap Fund[3]	64	N/A	N/A
Harbor Global Growth Fund	206	202	153
Harbor Emerging Markets Equity Fund	220	231	101
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund	$ 397	$ 723	$ 1,310
FIXED INCOME FUNDS
Harbor Convertible Securities Fund	$ 1,451	$ 1,477	$ 1,223
Harbor High-Yield Bond Fund	5,275	5,161	5,580
Harbor Bond Fund	5,939	7,819	14,088
Harbor Real Return Fund	296	379	930
Harbor Money Market Fund	212	225	209
[1]	Commenced operations February 1, 2014.
[2]	Commenced operations November 2, 2015.
[3]	Commenced operations February 1, 2016.
51

The Portfolio Managers

Other Accounts Managed
The portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2016 (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of each Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR CAPITAL APPRECIATION FUND
Spiros Segalas
All Accounts	15	$ 15,553	4	$ 823	2	$ 528
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Kathleen A. McCarragher
All Accounts	14	15,662	2	637	13	2,040
Accounts where advisory fee is based on account performance (subset of above)	2	2,778	0	—	0	—
HARBOR MID CAP GROWTH FUND
Stephen Mortimer
All Accounts	12	10,338	3	151	7	923
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	2
Michael T. Carmen, CFA, CPA
All Accounts	15	$ 10,814	19	$ 1,803	12	$ 1,663
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	595	1	393
Mario E. Abularach, CFA, CMT
All Accounts	8	8,503	1	9	6	452
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	2
HARBOR SMALL CAP GROWTH FUND
William Muggia
All Accounts	9	$ 1,797	10	$ 916	430	$ 8,907
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	19	25	1,135
Ethan Meyers, CFA
All Accounts	8	1,699	4	875	371	8,521
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	24	1,041
John Montgomery
All Accounts	8	1,699	4	875	373	8,526
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	24	1,041
Bruce Jacobs, CFA
All Accounts	8	1,699	4	875	384	8,525
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	24	1,041
Hamlen Thompson
All Accounts	8	1,699	4	875	373	8,527
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	24	1,041
HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND
Cam Philpott, CFA
All Accounts	1	$ 25	0	$ —	39	$ 1,450
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	49
52

The Portfolio Managers

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND — Continued
Lance Marx, CFA
All Accounts	1	$ 25	0	$ —	39	$ 1,450
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	49
David Hand, CFA
All Accounts	1	25	0	—	39	1,450
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	49
Hiren Patel, Ph.D.
All Accounts	1	25	0	—	39	1,450
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	49
Sean McGinnis, CFA
All Accounts	1	25	0	—	39	1,450
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	49
HARBOR LARGE CAP VALUE FUND
Howard Gleicher, CFA
All Accounts	7	$ 935	5	$ 2,325	1,540	$ 7,085
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
HARBOR MID CAP VALUE FUND
Josef Lakonishok
All Accounts	36	$ 15, 898	59	$18,874	437	$ 55, 675
Accounts where advisory fee is based on account performance (subset of above)	0	—	8	572	44	8,152
Menno Vermeulen, CFA
All Accounts	36	15, 898	59	18,874	437	55, 675
Accounts where advisory fee is based on account performance (subset of above)	0	—	8	572	44	8,152
Puneet Mansharamani, CFA
All Accounts	36	15, 898	59	18,874	437	55, 675
Accounts where advisory fee is based on account performance (subset of above)	0	—	8	572	44	8,152
Greg Sleight
All Accounts	36	15, 898	59	18,874	437	55, 675
Accounts where advisory fee is based on account performance (subset of above)	0	—	8	572	44	8,152
Guy Lakonishok, CFA
All Accounts	36	15, 898	59	18,874	437	55, 675
Accounts where advisory fee is based on account performance (subset of above)	0	—	8	572	44	8,152
HARBOR SMALL CAP VALUE FUND
Paul Viera
All Accounts	7	$ 1,525	28	$ 2,436	143	$ 9,629
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	6	1,134
HARBOR INTERNATIONAL FUND
Howard Appleby, CFA
All Accounts	6	$ 823	0	$ —	10	$ 1,771
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
53

The Portfolio Managers

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR INTERNATIONAL FUND — Continued
Jean-Francois Ducrest
All Accounts	6	$ 823	0	$ —	10	$ 1,771
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
James LaTorre, CFA
All Accounts	6	823	0	—	10	1,771
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
Neil M. Ostrer
All Accounts	4	$ 2,027	12	$23,921	53	$22,912
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	12	23,921	9	2,432
William J. Arah
All Accounts	4	2,027	12	24,310	53	24,909
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	12	24,310	9	2,931
Charles Carter
All Accounts	4	2,027	11	23,620	53	22,912
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	11	23,620	9	2,432
Nick Longhurst
All Accounts	4	2,027	11	23,620	53	22,912
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	11	23,620	9	2,432
Michael Godfrey
All Accounts	4	2,027	10	22,954	49	21,815
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	10	22,954	6	1,511
David Cull
All Accounts	4	2,027	10	22,954	49	21,815
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	10	22,954	6	1,511
Robert Anstey
All Accounts	3	1,796	5	2,295	26	12,696
Accounts where advisory fee is based on account performance (subset of above)	1	1,432	5	2,295	4	1,055
Simon Somerville
All Accounts	4	2,027	10	23,681	53	24,909
Accounts where advisory fee is based on account performance (subset of above)	2	1,662	10	23,681	9	2,931
HARBOR INTERNATIONAL GROWTH FUND
Gerard Callahan
All Accounts	5	$ 1,667	3	$ 413	36	$ 9,721
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	277
Iain Campbell
All Accounts	5	1,667	2	203	37	9,625
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	277
Joe Faraday, CFA
All Accounts	5	1,667	1	64	32	9,439
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	277
54

The Portfolio Managers

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR INTERNATIONAL GROWTH FUND — Continued
Moritz Sitte, CFA
All Accounts	5	$ 1,667	3	$ 364	32	$ 9,439
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	277
Sophie Earnshaw, CFA
All Accounts	5	1,667	2	82	32	9,439
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	277
Tom Walsh, CFA
All Accounts	5	1,667	3	364	32	9,439
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	1	277
HARBOR INTERNATIONAL SMALL CAP FUND
Nicholas M. Williams
All Accounts	0	$ —	3*	$ 2,090*	0	$ —
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Colin C. Riddles
All Accounts	0	—	3*	2,090*	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Rosemary C. Simmonds, CFA
All Accounts	0	—	3*	2,090*	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
* Please note that Mr. Williams, Mr. Riddles and Ms. Simmonds co-manage the pooled investment vehicles included in the above figures. These pooled investment vehicles are included in the number of accounts and total assets for Mr. Williams, Mr. Riddles and Ms. Simmonds.
HARBOR GLOBAL GROWTH FUND
Thomas Marsico
All Accounts	6	$ 1,539	4	$ 152	28*	$ 802*
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
* One of the ‘Other Accounts’ represents a model portfolio for total assets (in millions) of approximately $314, which has a number of underlying client accounts.
HARBOR EMERGING MARKETS EQUITY FUND
Frank Carroll
All Accounts	8	$ 1,275	3*	$ 1,428*	6**	$ 633**
Accounts where advisory fee is based on account performance (subset of above)	0	—	1*	139*	1**	189 **
Tim Jensen
All Accounts	8	1,275	3*	1,428*	6**	633 **
Accounts where advisory fee is based on account performance (subset of above)	0	—	1*	139*	1**	189 **
* Includes Oaktree’s proprietary commingled vehicles.
** Represents separately managed accounts. Does not include personal brokerage accounts and investments in Oaktree funds.
HARBOR COMMODITY REAL RETURN STRATEGY FUND
Mihir P. Worah
All Accounts	38	$150,232	34	$19,968	58	$22,407
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	148	6	1,807
Nicholas J. Johnson
All Accounts	6	11,723	6	1,482	8	1,401
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	278	0	—
55

The Portfolio Managers

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR COMMODITY REAL RETURN STRATEGY FUND — Continued
Jeremie Banet
All Accounts	15	$ 26,978	5	$ 900	5	$ 1,524
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	72	1	77
HARBOR CONVERTIBLE SECURITIES FUND
Mark Shenkman
All Accounts	6	$ 2,950	28	$ 9,490	175	$17,718
Accounts where advisory fee is based on account performance (subset of above)	0	—	11	3,625	2	145
Justin W. Slatky
All Accounts	6	2,950	28	9,490	175	17,718
Accounts where advisory fee is based on account performance (subset of above)	0	—	11	3,625	2	145
Raymond F. Condon
All Accounts	2	361	4	355	45	236
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Jordan Barrow
All Accounts	2	361	4	355	45	236
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
HARBOR HIGH-YIELD BOND FUND
Mark Shenkman
All Accounts	6	$ 1,463	28	$ 9,490	175	$17,718
Accounts where advisory fee is based on account performance (subset of above)	0	—	11	3,625	2	145
Justin W. Slatky
All Accounts	6	1,463	28	9,490	175	17,718
Accounts where advisory fee is based on account performance (subset of above)	0	—	11	3,625	2	145
Eric Dobbin
All Accounts	0	—	1	229	29	3,646
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Steven N. Schweitzer
All Accounts	0	—	0	—	29	5,935
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Robert Kricheff
All Accounts	0	—	2	2,921	36	2,681
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Neil Wechsler
All Accounts	1	255	5	1,935	9	1,111
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
HARBOR BOND FUND
Scott A. Mather
All Accounts	23	$131,838	22	$14,589	79	$23,785
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	4	2,815
Mark R. Kiesel
All Accounts	21	152,916	63	73,581	127	63,870
Accounts where advisory fee is based on account performance (subset of above)	0	—	10	9,980	16	6,113
56

The Portfolio Managers

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR BOND FUND — Continued
Mihir P. Worah
All Accounts	38	$150,232	34	$19,968	58	$22,407
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	148	6	1,807
HARBOR REAL RETURN FUND
Mihir P. Worah
All Accounts	38	$150,232	34	$19,968	58	$22,407
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	148	6	1,807
Jeremie Banet
All Accounts	15	26,978	5	900	5	1,524
Accounts where advisory fee is based on account performance (subset of above)	0	—	1	72	1	77
HARBOR MONEY MARKET FUND
Kenneth O’Donnell
All Accounts	0	$ —	2	$ 179	17	$ 6,000
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	3	2,300
HARBOR TARGET RETIREMENT FUNDS
Brian l. Collins, CFA
All Accounts	0	$ —	0	$ —	0	$ —
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Paul C. Herbert, CFA, CAIA
All Accounts	0	—	0	—	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Linda M. Molenda
All Accounts	0	—	0	—	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
David G. Van Hooser
All Accounts	0	—	0	—	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

Jennison Associates LLC
CONFLICTS OF INTEREST
Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.
Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.
■	Long only accounts/long-short accounts: Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.
57

The Portfolio Managers

Jennison Associates LLC — Continued
■	Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.
■	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.
■	Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.
■	Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.
■	Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.
How Jennison Addresses These Conflicts of Interest
The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.
Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.
■	Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.
■	Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.
58

The Portfolio Managers

Jennison Associates LLC — Continued
■	Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.
■	Jennison has adopted a code of ethics and policies relating to personal trading.
■	Jennison provides disclosure of these conflicts as described in its Form ADV.
COMPENSATION
Mr. Segalas and Ms. McCarragher serve as the portfolio managers of Harbor Capital Appreciation Fund. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are compensated with a combination of base salary and cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the cash bonus represents most of an investment professional’s compensation.
Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.
The factors reviewed for the portfolio managers are listed below.
The quantitative factors reviewed for the portfolio managers may include:
■	One-, three-, five-year and longer term pre-tax investment performance groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.
■	The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.
The qualitative factors reviewed for the portfolio managers may include:
■	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;
■	Historical and long-term business potential of the product strategies;
■	Qualitative factors such as teamwork and responsiveness; and
■	Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Segalas and Ms. McCarragher beneficially owned shares of Harbor Capital Appreciation Fund with a value of over $1,000,000 each.

Wellington Management Company LLP
CONFLICTS OF INTEREST
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations
59

The Portfolio Managers

Wellington Management Company LLP — Continued
and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Messrs. Carmen, Mortimer and Abularach also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION
Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Adviser on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended October 31, 2016.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period, which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.
60

The Portfolio Managers

Wellington Management Company LLP — Continued
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Mortimer, Carmen and Abularach are Partners.
Fund	Benchmark Index and/or Peer Group for Incentive Period
Harbor Mid Cap Growth Fund	Gross Lipper Mid Cap Growth Avg 50%/Russell Mid Cap Growth 50%
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Mortimer, Carmen and Abularach did not beneficially own any shares of Harbor Mid Cap Growth Fund.

Westfield Capital Management
Company, L.P.
CONFLICTS OF INTEREST
The simultaneous management of multiple accounts by Westfield’s investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. This may result in the Investment Committee or portfolio manager allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. For most client accounts, investment decisions are made at the Investment Committee level. Once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy. Client specific restrictions are monitored by the Compliance team.
Although the Investment Committee collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a portfolio manager who also serves as a member of the Investment Committee. This can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the Investment Committee; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of Investment Committee-managed client accounts. Trade orders for individually managed accounts must be communicated to the Investment Committee. Additionally, the Compliance team performs periodic reviews of such accounts to ensure procedures have been followed.
Westfield has clients with performance-based fee arrangements. A conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. When the same securities are recommended for both types of accounts, it is Westfield’s policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Westfield’s Operations team performs periodic reviews of each product’s model portfolio versus each client account. Discrepancies are researched, and any exceptions are documented.
In placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where it does not have the authority to select the broker or dealer, as stipulated by the client. Westfield attempts to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements. Clients who do not allow step-out trades will typically go last.
Because of Westfield’s interest in receiving third party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, broker and research votes are conducted and reviewed on a quarterly basis. These votes provide the opportunity to recognize the unique research efforts of a wide variety of firms, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation.
Some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Several of these firms are on Westfield’s approved broker list. Since Westfield may gain new clients through such relationships, and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. To help ensure independence in the brokerage selection process, brokerage selection is handled by Westfield’s Traders, while client relationships are managed by Westfield’s Marketing/Client Service team. Although Westfield recognizes the consultant or wrap program teams at such firms are usually separate and distinct from the brokerage teams, Westfield prohibits any member of its Marketing/Client Service team to provide input into brokerage selection.
61

The Portfolio Managers

Westfield Capital Management
Company, L.P. — Continued
Personal accounts may give rise to conflicts of interest. Westfield and its employees will, from time to time, for their own investment accounts, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. Westfield has a Code of Ethics which regulates trading in such accounts; requirements include regular reporting and preclearance of transactions. Compliance also reviews personal trading activity regularly.
Westfield serves as manager to the General Partners of private funds, for which they also provide investment advisory services. Westfield and its employees have also invested their own funds in such vehicles and other investment strategies that are advised by the firm. Allowing such investments and having a financial interest in the private funds can create an incentive for the firm to favor these accounts because their financial interests are more directly tied to the performance of such accounts. To help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis. Compliance also conducts regular reviews of client accounts to ensure procedures have been followed.
COMPENSATION
Members of the Westfield Investment Committee may be eligible to receive various components of compensation:
■	Investment Committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.
■	Investment Committee members also receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield. While the current calendar year is the primary focus, a rolling three year attribution summary is also considered when determining the bonus award.
■	Investment Committee members may be eligible to receive equity interest in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including but not limited to contribution to company strategy, participation in marketing and client services initiatives, as well as longevity at the firm. The key members of Westfield’s management team who receive equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients or employees of Westfield. This compensation is in addition to the base salary and performance based bonus. Equity interest grants typically vest over five years.
■	Investment Committee members may receive a portion of the performance-based fee earned from a client account that is managed solely by Mr. Muggia. He has full discretion to grant such awards to any member of the Investment Committee.
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Muggia, Montgomery and Thompson did not beneficially own any shares of Harbor Small Cap Growth Fund; Mr. Jacobs beneficially owned shares of Harbor Small Cap Growth Fund with a value between $50,001 and $100,000; and Mr. Meyers beneficially owned shares of Harbor Small Cap Growth Fund with a value between $100,001 and $500,000.

Elk Creek Partners, LLC
CONFLICTS OF INTEREST
The management of client accounts side-by-side (including those of Elk Creek Partners’ Investment Team) creates conflicts of interest. Elk Creek Partners’ may have incentive to allocate attractive investments to clients who pay a higher fee, clients who pay a performance fee, or accounts managed for the benefit of “supervised persons” of Elk Creek Partners. Elk Creek Partners has designed and implemented policies and procedures intended to mitigate these conflicts and fairly allocate investments (including IPOs) across all client accounts. Whenever possible, trades are blocked and executed at a common price. Allocations of the block trade are then made pro rata to all eligible accounts within the same strategy.
Supervised persons of Elk Creek Partners may purchase, hold, and sell securities, for their own benefit, that could be owned by or considered potential investment opportunities for Elk Creek Partners’ clients. Personal securities trading by “supervised persons” creates a conflict of interest. Elk Creek Partners has put in place policies and procedures to mitigate this conflict. Personal securities transactions are addressed in Elk Creek Partners’ Code of Ethics and monitored regularly by Elk Creek Partners’ Chief Compliance Officer. Controls applied to personal securities trading include pre-clearance of all personal trades in reportable securities and restrictions on securities owned by or being considered for clients of Elk Creek Partners.
62

The Portfolio Managers

Elk Creek Partners, LLC — Continued
When evaluating broker/dealers, Elk Creek Partners may not always select the broker/dealer with the lowest commission rate. The primary criteria considered in selecting a broker/dealer is the ability of the broker/dealer, in Elk Creek Partners’ opinion, to secure execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to us on behalf of Elk Creek Partners’ clients. These research services include, but are not limited to: provision of broker/dealer’s research; access to analysts employed by the broker/dealer firm; broker/dealer-arranged meetings with management teams of potential or existing portfolio holdings; and broker/dealer sponsorship of investment conferences at which Elk Creek Partners can meet and evaluate management teams representing current or potential investments. The inclusion of these additional services in Elk Creek Partners’ evaluation presents conflicts of interest.
Elk Creek Partners also uses commissions generated by client accounts, or soft dollars, to pay directly for research, research related services, and services related to the execution of securities transactions. Elk Creek Partners engages in soft dollar relationships as defined under the “brokerage and research services” safe harbor in Section 28(e) of the Securities and Exchange Act of 1934. Under this standard, eligible brokerage services include communication services related to the execution, clearing and settlement of securities transactions, as well as other functions that are incidental to affecting securities trades (i.e., connectivity services between the money manager and the broker-dealer and other relevant parties such as a custodian). Software that is used in connection with routing trades is also within this standard.
Elk Creek Partners has established policies and procedures designed to mitigate conflicts related to the selection of broker/dealers. Elk Creek Partners regularly and formally reviews the allocation of commissions across the broker/dealers with whom it transacts and its use of client commission dollars to pay directly for services and software to ensure Elk Creek Partners is getting adequate research and execution for the client commissions paid.
COMPENSATION
The five members of Elk Creek Partners’ Investment Team are also the five founding partners of the firm. The firm’s compensation plan for Investment Team members consists of a base salary commensurate with industry standards and a share in the overall profits of the firm.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Philpott beneficially owned shares of Harbor Small Cap Growth Opportunities Fund with a value between $100,001 and $500,000; and Messrs. Marx, Hand, Patel and McGinnis did not beneficially own any shares of Harbor Small Cap Growth Opportunities Fund.

Aristotle Capital Management, LLC
CONFLICTS OF INTEREST
Potential conflicts of interest could arise when there is side-by-side management of private funds, separately managed accounts and mutual funds. These conflicts may arise through trade allocation and through selections of portfolio securities. Aristotle seeks to mitigate conflict related to trade allocation through its trade rotation procedures.
With regard to portfolio selections and the different positions that Aristotle’s portfolio managers may take related to different strategies, a potential conflict could arise when different classes of a security are purchased for different portfolios in the same strategy or one strategy is long in a position and another is short in the same security. When different classes of a security are purchased across several portfolios, this often due to the availability of the security and not due to a preference for one class over another among client portfolios and often a portfolio could end up with both classes. Aristotle manages strategies that include a long/short component. In this case, the long/short component would be in line with hedge on the position. However, it is acknowledged, that a separate strategy could be long only in the same security which could pose a conflict.
Aristotle acknowledges its responsibility for identifying material conflicts of interest related to voting proxies. In order to ensure that Aristotle is aware of the facts necessary to identify conflicts, management of Aristotle must disclose to the CCO any personal conflicts such as officer or director positions held by them, their spouses or close relatives, in any portfolio company. Conflicts based on business relationships with Aristotle or any affiliate of Aristotle will be considered only to the extent that Aristotle has actual knowledge of such relationships. If a conflict may exist which cannot be otherwise addressed by the Chief Investment Officer or his designee, Aristotle may choose one of several options including: (1) “echo” or “mirror” voting the proxies in the same proportion as the votes of other proxy holders that are not Aristotle clients; (2) if possible, erecting information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict; or (3) if agreed upon in writing with the client, forwarding the proxies to affected clients and allowing them to vote their own proxies.
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Aristotle Capital Management, LLC — Continued
COMPENSATION
All Aristotle investment professionals are compensated by competitive base salaries and are eligible to receive an annual bonus that reflects an individual’s team contribution to company objectives. (Market indices are not used in determining an employee’s annual bonus.) Each portfolio manager at Aristotle is an equity partner of the firm and receives a portion of the overall profits of Aristotle as part of his ownership interest. Aristotle’s culture is driven by a collegial and collaborative atmosphere that inspires teamwork and does not foster a “zero sum” environment where individual analysts are perceived to be in competition with one another.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Gleicher beneficially owned shares of Harbor Large Cap Value Fund with a value between $100,001 and $500,000.

LSV Asset Management
CONFLICTS OF INTEREST
From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of Harbor Mid Cap Value Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor Mid Cap Value Fund, track the same index Harbor Mid Cap Value Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor Mid Cap Value Fund. The other accounts might also have different investment objectives or strategies than Harbor Mid Cap Value Fund. The same team of portfolio managers is responsible for the day-to-day management of all of LSV’s accounts. In some cases, LSV has entered into individualized performance-fee arrangements with clients. Performance-based arrangements, and accounts in which employees may be invested, could create an incentive to favor those accounts over other accounts in the allocation of investment opportunities. LSV has policies and procedures, including brokerage and trade allocation policies and procedures, to monitor for this potential conflict and to ensure that investment opportunities are fairly allocated to all clients.
Knowledge and Timing of Portfolio Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of Harbor Mid Cap Value Fund. Because of the portfolio manager’s positions with Harbor Mid Cap Value Fund, the portfolio manager knows the size, timing and possible market impact of Harbor Mid Cap Value Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he or she manages and to the possible detriment of Harbor Mid Cap Value Fund.
Investment Opportunities.  A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor Mid Cap Value Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both Harbor Mid Cap Value Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor Mid Cap Value Fund and another account. LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under LSV’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and LSV’s investment outlook. LSV has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of Harbor Mid Cap Value Fund and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees.  The portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to Harbor Mid Cap Value Fund. LSV has adopted policies and procedures reasonably designed to allocate investment opportunities between Harbor Mid Cap Value Fund and such other accounts on a fair and equitable basis over time.
COMPENSATION
Messrs. J. Lakonishok, Vermeulen, Mansharamani, Sleight and G. Lakonishok receive a fixed base salary and bonus which is a function of overall firm profitability and individual performance. In addition, each is a partner and receives a portion of the overall profit of the firm as part of his ownership interest.
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LSV Asset Management — Continued
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. J. Lakonishok, Vermeulen, Mansharamani, Sleight and G. Lakonishok did not beneficially own any shares of Harbor Mid Cap Value Fund.

EARNEST Partners LLC
CONFLICTS OF INTEREST
EARNEST Partners may be responsible for managing Harbor Small Cap Value Fund in addition to other client accounts which may include, but are not limited to, proprietary accounts, separate accounts and other pooled investment vehicles. EARNEST Partners may manage other client accounts which may have higher fee arrangements than Harbor Small Cap Value Fund and/or may also have performance-based fees. Side-by-side management of these other client accounts may create potential conflicts of interest which may relate to, among other things, the allocation of investment opportunities and the aggregation and allocation of transactions.
EARNEST Partners seeks best execution with respect to all securities transactions and to aggregate and allocate the securities to client accounts in a manner that it believes to be fair and equitable. EARNEST Partners has implemented policies and procedures that it believes are reasonably designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. Specifically, EARNEST Partners manages client accounts to model portfolios that are approved by its investment committee, and aggregates and then allocates securities transactions to client accounts in a manner that EARNEST Partners believes to be fair and equitable.
COMPENSATION
All EARNEST Partners personnel are paid a fixed salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Company also matches a portion of employees’ 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service.
Mr. Viera is an owner of the firm. Equity ownership and profits derived therefrom are another component of compensation for the portfolio manager.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Viera did not beneficially own any shares of Harbor Small Cap Value Fund.

Northern Cross, LLC
CONFLICTS OF INTEREST
From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of Harbor International Fund and the management of other client accounts. The other accounts might have similar investment objectives or strategies as Harbor International Fund, track the same index Harbor International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor International Fund. The other accounts might also have different investment objectives or strategies than Harbor International Fund. Northern Cross, LLC has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest.
A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of Harbor International Fund. Because of the portfolio managers’ positions with Harbor International Fund, each portfolio manager knows the size, timing and possible market impact of Harbor International Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of Harbor International Fund. Northern Cross, LLC has designed and implemented policies and procedures intended to mitigate these conflicts and fairly allocate investments across all client accounts. Trades are blocked and executed at a common price. Allocations of a blocked trade are then made pro rata to all eligible accounts within the same strategy.
Supervised persons of Northern Cross, LLC may purchase, hold, and sell securities, for their own benefit, that could be owned by or considered potential investment opportunities for Northern Cross, LLC’s clients. Personal securities trading by “supervised persons” creates a conflict of interest. Northern Cross, LLC has put in place policies and procedures to mitigate this conflict. Personal securities transactions are addressed in Northern Cross, LLC’s Code of Ethics and monitored regularly by Northern Cross, LLC’s compliance team. Controls applied to personal securities trading include pre-clearance of all personal trades in reportable securities and restrictions on securities owned by or being considered for clients of Northern Cross, LLC.
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Northern Cross, LLC — Continued
When evaluating broker/dealers, Northern Cross, LLC may not always select the broker/dealer with the lowest commission rate. The primary criteria considered in selecting a broker/dealer is the ability of the broker/dealer, in Northern Cross, LLC’s opinion, to secure execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Northern Cross, LLC on behalf of their clients.
A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor International Fund and other accounts but may not be available in sufficient quantities for both Harbor International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor International Fund and another account.
Northern Cross, LLC has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under Northern Cross, LLC’s allocation procedures, investment opportunities are allocated among various investment strategies.
COMPENSATION
Messrs. Appleby, Ducrest and LaTorre are principals of Northern Cross, LLC. The principals’ compensation is based upon the net profits of Northern Cross, LLC and each principal receives income based upon their percentage ownership of the firm. Messrs. Appleby, Ducrest and LaTorre each have an equal percentage ownership of the firm.
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Appleby, Ducrest and LaTorre beneficially owned shares of Harbor International Fund with a value of over $1,000,000 each.

Marathon Asset Management LLP
CONFLICTS OF INTEREST
Conflicts can occur between interests of Marathon-London and its clients or between the interests of different clients. For example, Marathon-London may be viewed as having a conflict of interest when: (i) making decisions about whether and how to allocate limited investment opportunities among clients; (ii) causing a client to enter into a transaction with another client; and (iii) making decisions for one client that appear inconsistent with decisions made for another (i.e., buying an asset for one client while selling the same asset for another or selling an asset of one client while continuing to hold the same asset for another). Another example is where different clients have competing interests. This is often accentuated when hedge funds are managed alongside other long only portfolios. A further example would be where the portfolio managers are responsible for managing other accounts that charge performance-based compensation and accounts that charge only an asset-based fee (i.e., a non-performance based fee). Performance based fee arrangements may create an incentive for a portfolio manager to favor higher fee paying accounts over other accounts in the allocation of investment opportunities. Marathon-London has adopted policies and procedures to attempt to manage its conflicts of interests.
COMPENSATION
Each non-founder portfolio manager (Messrs. Carter, Longhurst, Godfrey, Cull, Anstey and Somerville) is paid a base salary plus a performance bonus, based on their outperformance of the portfolios they manage relative to the appropriate benchmark. For the founder member portfolio managers (Messrs. Arah and Ostrer), they are paid a base salary and a proportionate share of the profitability of Marathon-London in relation to their stake in the business. None of the compensation for any portfolio manager is directly related to the performance of Harbor Diversified International All Cap Fund in isolation, but is indirectly linked to the success of the Fund and other clients. In addition, Mr. Ostrer and Mr. Arah separately manage small hedge funds and are entitled to a proportion of the fees generated from these funds.
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Ostrer, Arah, Carter, Longhurst, Godfrey, Cull, Anstey and Somerville did not beneficially own any shares of Harbor Diversified International All Cap Fund.

Baillie Gifford Overseas Limited
CONFLICTS OF INTEREST
Baillie Gifford has a duty to act in the best interests of its clients and to treat them fairly when providing investment services to them. From time to time, there may be situations that give rise to a conflict of interest. A conflict can arise between the interests of Baillie Gifford, its partners and employees, and the interests of a client of Baillie Gifford. A conflict of interest can also arise between the interests of one client of Baillie Gifford and another client. In such circumstances Baillie Gifford has put in place effective organizational and administrative arrangements to ensure that reasonable steps are taken to prevent the conflict giving rise to a material risk of damage to the interests of their clients.
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Baillie Gifford Overseas Limited — Continued
Baillie Gifford maintains a Conflicts Policy which forms part of the Group Compliance Manual. Along with this policy, Baillie Gifford maintains a firm-wide Conflicts Matrix which identifies conflicts and potential conflicts of interest that exist within the firm, and the procedures and controls that have been adopted to manage these conflicts. It is subject to review and approval by the Compliance Committee which consists of a cross section of senior management.
Each partner and employee has a responsibility for the identification of conflicts through adherence to the firm’s Code of Ethics Manual. The Code of Ethics Manual includes general requirements to ensure that Baillie Gifford’s staff and partners comply with their fiduciary obligations to clients and applicable securities laws, and specific requirements relating to, among other things, personal trading, inducements, ethical conduct and conflicts of interest.
Many of the potential conflicts identified within Baillie Gifford’s Conflicts Matrix are also reflected within core Conduct of Business requirements under the UK or US regulatory system. As such, they are embedded within existing operational procedures which are set out in Baillie Gifford’s Group Compliance Policies and Procedures. Baillie Gifford’s Compliance Department operates a risk-based monitoring program which is designed to test our adherence to key regulatory risk requirements. The results of the monitoring program and any significant changes to the Regulatory Risk assessment framework are reviewed by the firm’s Compliance Committee.
COMPENSATION
Baillie Gifford’s compensation package is oriented towards rewarding long-term contributions to both investment performance and the business overall.
The partners are the sole owners of the firm and share directly in its profits. In this respect, the compensation and incentive package of senior executives is directly related to both performance and client satisfaction. The prospect of becoming a partner is a strong incentive to Baillie Gifford’s younger professionals. There is no set criteria for an employee to become a partner - individuals are invited to join the Partnership as a result of proven ability and their ongoing contribution to the success of the firm. Partners’ equity ownership is determined by the Joint Senior Partners. Baillie Gifford actively looks to move their most qualified people along the partnership track.
A firm-wide bonus, which has exceeded 10% of base salary in recent years, is paid annually to all staff. Additionally, a number of non-partner senior staff have a profits related bonus scheme with awards determined by individual appraisal ratings and team performance.
The remuneration of investment managers at Baillie Gifford has three key elements (i) base salary, (ii) a firm-wide staff bonus and (iii) a performance related bonus referred to as the Investment Departments’ Bonus Scheme. All Bonus Scheme members will defer between 20% and 40% of their annual variable remuneration (depending on their position within the firm and their level of remuneration). Awards deferred will be held for a period of three years and will be invested in a range of funds managed by Baillie Gifford.
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Callahan, Campbell, Faraday, Sitte and Walsh and Ms. Earnshaw did not beneficially own any shares of Harbor International Growth Fund.

Baring International Investment Limited
CONFLICTS OF INTEREST
The potential for material conflicts of interest may exist when a portfolio manager has responsibilities for the day-to-day management of multiple accounts. Barings has identified areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonably designed to address such conflicts.
It is possible that an investment opportunity may be suitable for both Harbor International Small Cap Fund and other accounts managed by the portfolio managers, but may not be available in sufficient quantities for both Harbor International Small Cap Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor International Small Cap Fund and another account. Barings has procedures in place to ensure fair treatment of clients in the allocation of trades. Trades are pre-allocated to the relevant accounts before the order is relayed to the broker. Monitoring is undertaken on a sample basis by compliance to verify that the procedures governing fair allocation and fair participation have been followed and that there are no related issues which give rise to any concerns.
Other conflicts of interest may arise as a result of the portfolio managers managing both Harbor International Small Cap Fund’s investments and the investments of other accounts, and the above is not a complete description of every conflict of interest that could be deemed to exist.
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Baring International Investment Limited — Continued
COMPENSATION
Barings’ compensation philosophy represents a pay-for-performance culture where top quartile performers receive top quartile compensation over the long-term. Their performance-driven compensation philosophy is based upon market data, individual and overall Barings firm-wide performance for all analysts. Over the long-term, they have come to believe that creating a compelling compensation structure is an art and not a science; a formulaic approach can be disadvantageous. Yet, overall company and department earnings performance, relative investment performance to predefined benchmarks/indexes, individual performance relative to market and annual evaluations of goals and achievements, among other attributes, are referenced in the decision of awarding incentive compensation to research analysts. To better help them make informed decisions, Barings also uses McLagan Partners as a guide, in addition to other industry-specific resources relative to human capital. Further, product specific attribution is one quantitative tool used to help assess the performance of research analysts and their recommendations.
In the terms of pay structure, Barings understands that the success of any firm requires the correct alignment of interest between the firm and its investment professionals including research analysts. Compensation packages at Barings are structured such that key professionals have a vested interest in the continuing success of the firm. Investment performance is also a critical component of their compensation scheme for research analysts as defined in the compensation philosophy as follows:
Base Salary: The base salary component is generally positioned at mid-market. Increases are tied to market, individual performance evaluations and budget constraints.
Annual Bonus - Short Term Incentive (STI): The annual bonus pool applies to all associates in the firm. The general STI pool is based upon a fixed percentage of Barings’ earnings. Investment professionals are allocated their portion of the pool based on their relative investment performance to predefined benchmarks/indexes, individual performance relative to market and their annual evaluations. STI is typically paid in February/March following the performance year for which the award is based.
Long-Term Incentives (LTI): Barings’ long-term incentives are designed to share with participants the longer-term value created in the firm and enhance retention of positions critical to the firm’s long-term success. Programs include deferred-cash based components, which can be tracked against Barings earnings, Barings products and other specific investment vehicles. The LTI awards are typically deferred with a four-to-five year vesting and pay-out. To encourage retention of key investment employees, a voluntary separation of service will result in a forfeiture of unvested LTI awards.
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Williams and Riddles and Ms. Simmonds did not beneficially own any shares of Harbor International Small Cap Fund.

Marsico Capital Management, LLC
CONFLICTS OF INTEREST
Marsico’s portfolio managers may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (i.e., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different investment platforms, account types, opening or funding dates, cash flows, client-specific objectives or restrictions or for other reasons. Accordingly, the performance of each account managed by a portfolio manager will vary.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy generally to seek to ensure that over the long term, accounts with
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Marsico Capital Management, LLC — Continued
the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. Consistent with this approach, Marsico has adopted policies and procedures for allocating transactions fairly across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.
Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.
COMPENSATION
The compensation package for portfolio managers of Marsico includes a competitive base salary that is reevaluated periodically. Base salary is typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievements and contributions benefitting the firm and/or clients. Compensation may be adjusted upward (or downward) based on similar factors, and also may include an occasional cash bonus. No other special employee incentive arrangements are currently in place or being planned.
Portfolio manager compensation generally takes into account, among other factors, the overall performance of accounts for which the portfolio manager provides investment advisory services. Portfolio managers do not receive special consideration based solely on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees.
In addition to cash compensation, Marsico’s portfolio managers may participate in other Marsico benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company.
As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (i.e., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico may evaluate a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability and willingness to support and train other analysts, and other considerations.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Marsico did not beneficially own any shares of Harbor Global Growth Fund.

Oaktree Capital Management, L.P.
CONFLICTS OF INTEREST
At Oaktree, individual portfolio managers may manage multiple accounts for multiple clients. In addition to Harbor Emerging Markets Equity Fund, these other accounts may include separate accounts and other pooled investment vehicles. Conflicts of interest may arise when an individual portfolio manager has responsibilities for the investments of more than one account because the portfolio manager may be unable to devote equal time and attention to each account. Additionally, individual portfolio managers may make investment decisions on behalf of one account that have the potential to negatively impact another account. Conflicts of interest may also arise when a portfolio manager has a particular financial incentive, such as performance-based management fees, relating to an account. In such an instance, a portfolio manager may perceive an incentive to devote more time to developing and analyzing strategies or allocating securities for accounts for which Oaktree could share in investment gains. Oaktree manages potential conflicts between funds and other types of accounts through allocation policies and procedures and internal review processes. Oaktree has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
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Oaktree Capital Management, L.P. — Continued
COMPENSATION
The compensation for Frank Carroll and Tim Jensen, Managing Directors for Oaktree and portfolio managers for Harbor Emerging Markets Equity Fund, generally consists of distributions under Oaktree’s equity plan and participation in the profitability of the funds they manage. Equity participation vests over a multi-year period. The value of the Messrs. Carroll and Jensen’s equity participation is a function of the firm’s profitability and the individual’s responsibilities and performance and is not specifically dependent on the performance of Harbor Emerging Markets Equity Fund or any other client’s asset, on an absolute basis or relative to the applicable specific benchmark or the growth of the Fund’s, or any other client’s assets, except to the extent that such growth contributes to the firm’s overall asset growth, which in turn contributes to the firm’s overall profitability. Messrs. Carroll and Jensen also receive a percentage of the profits earned on any client portfolios they manage. As a result, their compensation generally increases and decreases with the size and performance of such assets.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Carroll beneficially owned shares of Harbor Emerging Markets Equity Fund with a value of over $1,000,000 and Mr. Jensen beneficially owned shares of Harbor Emerging Markets Equity Fund with a value between $100,001 and $500,000.

Shenkman Capital Management, Inc.
CONFLICTS OF INTEREST
As a general matter, Shenkman Capital attempts to minimize conflicts of interest. To that end, Shenkman Capital has implemented Policies and Procedures Regarding the Identification of Conflicts of Interest, a full copy of which is set forth in the firm’s Compliance Manual. In accordance with this policy, Shenkman Capital has identified certain potential conflicts of interest in connection with its management of Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund.
A potential conflict of interest may arise as a result of Shenkman Capital’s management of other accounts with varying investment guidelines. Shenkman Capital adheres to a systematic process for the approval, allocation and execution of trades. It is Shenkman Capital’s basic policy that investment opportunities be allocated among client accounts with similar investment objectives fairly over time. Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held. Also, it may not always be possible for the same investment positions to be taken or liquidated at the same time or at the same price. Moreover, Shenkman Capital may purchase a security for one client account while appropriately selling that same security for another client account. Certain accounts managed by Shenkman Capital may also be permitted to sell securities short. Accordingly, Shenkman Capital and its employees may take short positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are held long in client accounts. When Shenkman Capital or its employees engage in short sales of securities, they could be seen as harming the performance of one or more clients, including Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund, for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Shenkman Capital and its employees may take long positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are sold out of client accounts. Shenkman Capital also acts as investment manager to companies that have, or may in the future have, non-investment grade securities outstanding. Shenkman Capital may purchase these securities for its client accounts, including for Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund. Additionally, Shenkman Capital invests in all segments of the capital structure of high yield issuers on behalf of its clients’ accounts and is not precluded from investing in securities of a company held in some of its client accounts in which such other of its clients have senior or subordinated rights relative to the other, or vice versa. For example, any action Shenkman Capital takes with respect to bank loan holdings could have an adverse effect on the issuer’s bond positions, and vice versa, particularly in distressed or default situations. Additionally, Shenkman Capital may in certain strategies engage in arbitrage transactions where it maintains a long position in one asset class while taking a short position in another asset class of the same issuer.
From time to time, Shenkman Capital may have arrangements with brokers and/or affiliates of brokers who may recommend Shenkman Capital’s products or services to their respective clients (in such capacity, “Sponsors/Consultants”). Generally, Shenkman Capital does not compensate Sponsors/Consultants in connection with any such arrangements (to the extent Shenkman Capital does compensate Sponsors/Consultants, the terms of such arrangements are disclosed in accordance with Rule 206(4)-3 under the Investment Advisers Act of 1940). A conflict of interest may arise because Shenkman Capital may execute securities transactions on behalf of its clients, including Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund, through brokers who are, or who have affiliates who are, Sponsors/Consultants. As a fiduciary, Shenkman Capital has an obligation to obtain best
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Shenkman Capital Management, Inc. — Continued
execution for its clients. The allocation of transactions to brokers who are (or that have affiliates who are) Sponsors/Consultants is subject at all times to Shenkman Capital’s obligation to obtain best execution under the circumstances. Shenkman Capital’s Chief Compliance Officer periodically monitors Shenkman Capital’s arrangements with Sponsors/Consultants and its trading activity with brokers who are (or who have affiliates who are) Sponsors/Consultants to ensure that Shenkman Capital has obtained best execution in accordance with its policies and procedures.
From time to time, it may be appropriate for Shenkman Capital to aggregate client orders for the purchase or sale of securities. Shenkman Capital engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. In aggregating client orders for securities, including any orders placed for private investment vehicles, Shenkman Capital will ensure that no investment advisory client will be favored over any other investment advisory client; and each client that participates in an aggregated order shall participate on an average price basis for Shenkman Capital’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.
Shenkman Capital permits its team members to trade securities for their own accounts. Investment personnel, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, Shenkman Capital has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts. To that end, Shenkman Capital maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear trades in securities of all companies, as well as shares of mutual funds for which Shenkman Capital acts as adviser or Subadviser.
Shenkman Capital may share in performance-based compensation and manage both client accounts that are charged performance-based compensation and accounts that are charged only an asset-based fee (i.e., a non-performance based fee). In addition, certain client accounts may have higher asset-based fees or more favorable performance-based compensation arrangements than other accounts. When Shenkman Capital and its investment personnel manage more than one client account a potential exists for one client account to be favored over another client account. Shenkman Capital and its investment personnel have a greater incentive to favor client accounts that pay it (and indirectly certain investment personnel) performance-based compensation or higher fees, particularly with respect to “new issue” investments. Shenkman Capital maintains procedures to review the holdings of each account periodically to assure that all securities in the account comply with the investment and risk parameters of such account. Shenkman Capital believes that if it charges a performance fee on accounts that receive new issues, Shenkman Capital may have a potential conflict of interest in allocating new issues to these accounts. Shenkman Capital states that it maintains an allocation policy and the Chief Compliance Officer oversees a periodic review of allocations of new issues to ensure that they are being allocated among all eligible accounts in a fair and equitable manner.
Shenkman Capital may execute transactions between or among client accounts (including rebalancing trades between client accounts) by executing simultaneous purchase and sale orders for the same security. Even in situations where Shenkman Capital believes there is no disadvantage to its clients, these “cross trade” transactions may nonetheless create an inherent conflict of interest. When engaging in cross transactions, Shenkman Capital will act in good faith and ensure that cross transactions are fair and in the best interests of all participating client accounts.
COMPENSATION
Shenkman Capital offers a highly competitive total compensation package. All team members receive a complete benefits package, base salary, and an annual bonus predicated on individual and firm performance. The percentage of compensation from salary and bonus varies by a team member’s merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.
Harbor High-Yield Bond Fund is managed under an investment team structure by Mark R. Shenkman, Justin W. Slatky, Eric Dobbin, Steven N. Schweitzer, Robert Kricheff and Neil Wechsler. Mark Shenkman and Justin Slatky, as Co-Chief Investment Officers of Shenkman Capital, have the ultimate authority and accountability with respect to decisions made by the high yield bond team. Mr. Dobbin is the lead portfolio manager for Harbor High-Yield Bond Fund and is responsible for reviewing the overall composition of the portfolio and implementing trades based on the credit decisions made by the high yield bond team. Messrs. Schweitzer, Kricheff and Wechsler are the remaining members of the high yield bond team. Together with Messrs. Shenkman, Slatky and Dobbin, they generate investment ideas and provide ongoing evaluation of current fund investments. Mr. Shenkman has been the President and Chief Investment Officer of Shenkman Capital since he founded the company in 1985. Mr. Dobbin, Senior Vice President and Senior Portfolio Manager of Shenkman Capital, joined the firm in 2006. Mr. Slatky, Executive Vice President and Senior Portfolio Manager of Shenkman Capital, joined the
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firm in 2011 and became Co-Chief Investment Officer in 2016. Mr. Schweitzer, Senior Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 1996. Mr. Kricheff, Senior Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 2013. Mr. Wechsler, Senior Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 2002.
Harbor Convertible Securities Fund is managed under an investment team structure by Mark R. Shenkman, Justin W. Slatky, Raymond F. Condon, and Jordan Barrow. Mr. Shenkman has been the President and Chief Investment Officer of Shenkman Capital since he founded the company in 1985. Mr. Slatky, Executive Vice President and Senior Portfolio Manager of Shenkman Capital, joined the firm in 2011 and became Co-Chief Investment Officer in 2016. Mr. Condon, Senior Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 2003. Mr. Barrow, Senior Vice President, Credit Analyst & Portfolio Manager of Shenkman Capital, joined the firm in 2004.
Portfolio managers represent the majority of the firm’s senior management. Their compensation is not formally tied to a specific list of criteria. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. All of the senior portfolio managers are owners of the firm.
The portfolio managers’ compensation is not based on the performance of Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund or the value of assets held in its portfolio.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Condon beneficially owned shares of Harbor Convertible Securities Fund with a value between $500,001 and $1,000,000, Mr. Barrow beneficially owned shares of Harbor Convertible Securities Fund with a value between $10,001 and $50,000, Mr. Dobbin beneficially owned shares of Harbor High-Yield Bond Fund with a value between $100,001 and $500,000, Mr. Kricheff beneficially owned shares of Harbor High-Yield Bond Fund with a value between $1 and $10,000, Mr. Wechsler beneficially owned shares of Harbor High-Yield Bond Fund with a value between $1 and $10,000, Mr. Shenkman beneficially owned shares of Harbor High-Yield Bond Fund with a value between $100,001 and $500,000 and did not beneficially own shares of Harbor Convertible Securities Fund and Mr. Slatky beneficially owned shares of Harbor Convertible Securities Fund with a value between $10,001 and $50,000 and did not beneficially own shares of Harbor High-Yield Bond Fund.
As of October 31, 2016, Mr. Schweitzer did not beneficially own shares of Harbor High-Yield Bond Fund.

Pacific Investment Management
Company, LLC
CONFLICTS OF INTEREST
From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Funds. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Portfolio in a manner beneficial to the investing account but detrimental to the Fund. Conversely, PIMCO’s duties to the Funds, as well as regulatory or other limitations applicable to the Funds, may affect the courses of action available to PIMCO-advised accounts that invest in the Funds in a manner that is detrimental to such investing accounts.
Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Funds or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Funds or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Funds or other accounts managed by PIMCO.
Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
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Pacific Investment Management
Company, LLC — Continued
Investment Opportunities.  A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Funds or other accounts may result in certain Funds not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. Moreover, a Fund or other account managed by PIMCO may invest in a transaction in which one or more other Funds or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such Funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.
Performance Fees.  A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
COMPENSATION
PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.
Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Key Principles on Compensation Philosophy include:
■	PIMCO’s pay practices are designed to attract and retain high performers.
■	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.
■	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.
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Pacific Investment Management
Company, LLC — Continued
■	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance rating is used for guidance as it relates to total compensation levels.
The Total Compensation Plan consists of three components:
■	Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.
■	Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.
■	Long-term Incentive Compensation – Long-Term Incentive Plan (LTIP) is awarded to a broad set of senior-level professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and long-term incentive awards. PIMCO incorporates a progressive allocation of long-term incentive awards as a percentage of total compensation, which is in line with market practices. The LTIP provides participants with cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success. Participation in LTIP is contingent upon continued employment at PIMCO. The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.
In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
■	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;
■	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
■	Amount and nature of assets managed by the portfolio manager;
■	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
■	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
■	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
■	Contributions to asset retention, gathering and client satisfaction;
■	Contributions to mentoring, coaching and/or supervising; and
■	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. They are also evaluated against some of the non-exclusive list of qualitative criteria listed above.
Profit Sharing Plan.  Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.
SECURITIES OWNERSHIP
As of October 31, 2016, Messrs. Worah, Johnson and Banet did not beneficially own any shares of Harbor Commodity Real Return Strategy Fund, Messrs. Mather, Kiesel and Worah did not beneficially own any shares of Harbor Bond Fund and Messrs. Worah and Banet did not beneficially own any shares of Harbor Real Return Fund.
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The Portfolio Managers

Fischer Francis Trees & Watts, Inc.
CONFLICTS OF INTEREST
Conflicts of interest of the type that may arise when an investment adviser serves as an adviser to both a mutual fund and to other segregated accounts are minimized at FFTW by FFTW’s investment management decision making process and FFTW’s trade allocation policy.
FFTW’s investment team is organized into teams by product area. The teams are responsible for determining strategy for all portfolios within their group. Views are debated and strategy is determined in weekly strategy sessions, with the participation of heads of each product team. Strategy and positions are expressed in terms of risk exposures relative to a benchmark which are then translated into portfolio positions according to each client’s benchmark and guideline parameters.
Every portfolio, including mutual fund portfolios, is assigned to a Portfolio Manager within the relevant product area. The Portfolio Manager is responsible for ensuring the implementation of the product strategy in each portfolio, subject to benchmark limitations and guideline parameters. The portfolio manager either executes trades in the portfolio himself or delegates to another member of the investment team who assumes responsibility for issue selection within that sector. This process ensures that investment decisions for specific portfolios are consistent with the strategy for the product area, taking into account the individual portfolio’s benchmark, risk parameters and investment guidelines.
In terms of setting a portfolio’s risk parameters, these are established at the portfolio’s inception, based upon the client’s investment guidelines and overall risk preferences. The Portfolio Manager and the Client Relationship Manager monitor the portfolio’s compliance with such parameters on an ongoing basis, while ultimately the Legal, Compliance and Operational Risk (“LCOR”) group assumes responsibility for ensuring guideline compliance.
This process ensures that strategy is determined at the product level and executed across all portfolios within that product grouping, subject only to pre-determined risk parameters and to client guideline and benchmark parameters.
As a matter of policy, block transactions are allocated fairly and equitably across all participating accounts utilizing the automated, non-preferential proprietary trade execution system. The system allocates the trades according to each participating portfolio’s size and pre-determined, pre-programmed risk profile. The system allows traders to record simple trades as well as helping them to construct complex trades when they declare a goal in terms of allocation or exposure, given specific trading parameters. The system will determine individual trades for each portfolio, automatically adjusting allocations to maintain guideline compliance. The automated allocation system ensures that no managed account is favored with respect to the selection of securities or timing of purchase or sale of securities over another account.
Trade allocation and best execution practices are reviewed and tested on a quarterly basis as part of the Compliance Control Plan, which is carried out independently by FFTW’s LCOR group. This review takes into consideration FFTW’s trading procedures and the nature of the fixed income markets. FFTW utilizes a third party vendor to assist with the best execution review process. Members of the portfolio management teams and the LCOR group meet with the vendor to review best execution results on a periodic basis throughout the year.
As described above, FFTW’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of the firm’s clients are disadvantaged in the firm’s management of accounts. Additionally, the firm’s internal controls are tested on a routine schedule as part of FFTW’s Compliance Control Plan and annually, FFTW engages its external auditor to perform a SSAE 16 exam.
COMPENSATION
FFTW, a member of BNP Paribas Investment Partners (“BNPP IP”), the global brand name for the asset management business of BNP Paribas SA (“BNPP”), aims to provide all staff with total compensation packages that are competitive with the applicable local market. FFTW has a carefully considered approach to compensation (described below) which is a significant factor in retaining both key and promising employees.
FFTW aims to attract and retain staff with total compensation packages competitive with the applicable local market (New York and London). Compensation is based on a combination of individual, team, and firm performance. There are three standard components of the remuneration structure for professional staff based on market survey data: salary, discretionary bonus and long term incentives. A significant portion of remuneration for investment professionals is variable compensation, which is dependent on their investment results and value-added results for clients, as well as other important responsibilities such as contributions to developing the investment process and interaction with clients. Discretionary bonuses are available to all qualified employees. Senior non-investment professionals are eligible for the third component which is the long term incentive program designed to retain key performers and link their rewards to the firm and BNPP IP performance. Senior investment professionals are
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The Portfolio Managers

Fischer Francis Trees & Watts, Inc. — Continued
eligible for a long term plan that is closely linked to asset growth and retention. Awards are deferred for three years and are indexed at 75% on a team’s most representative portfolios and 25% on BNPP IP results. Employees whose compensation is over a certain threshold receive part of their bonus in a key contributor’s deferral plan linked to overall BNPP performance.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. O’Donnell did not beneficially own any shares of Harbor Money Market Fund.

Harbor Capital
Advisors, Inc.
CONFLICTS OF INTEREST
While it is possible that potential conflicts of interest may arise in connection with the portfolio managers’ management of the Target Retirement Funds, most of these potential conflicts are mitigated by the Adviser’s use of the manager-of-managers approach whereby the Adviser selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the underlying Harbor Funds. A potential conflict of interest may arise, for example, if the portfolio managers were to allocate more assets of the Target Retirement Funds to those underlying Harbor Funds with higher management fees. The Adviser follows a well-defined asset allocation process for the Target Retirement Funds to limit this potential conflict of interest.
COMPENSATION
The Adviser’s compensation methodology for the portfolio managers consists of the following components:
Base Salary. Base salary is a fixed amount determined at the beginning of each calendar year. Each portfolio manager’s base salary is based upon the responsibilities of his or her position with the Adviser, years of service and contribution to the long-term performance of the Adviser.
Annual Cash Bonus. Portfolio managers generally participate in at least one and possibly more bonus programs of the Adviser.
■	Employee Bonus Plan (“EBP”). Virtually every full-time employee of the Adviser participates in the EBP. The EBP provides for a possible incentive payment based upon the Adviser’s EBIT (earnings before interest and taxes) margin percentage compared to its budgeted EBIT margin percentage. Good control over costs is an important factor in achieving the EBP objectives.
■	Senior Management Incentive Program (“SMIP”). Most senior professionals of the Adviser participate in the SMIP or a similar incentive plan. The objectives of the SMIP can vary from year to year, although for front-line portfolio managers, objectives will include performance of the Funds compared to benchmarks, performance against budgeted earnings and other objectives as may be determined from year to year.
Target percentages for both the EBP and SMIP are established as a percentage of each portfolio manager’s base salary. The percentages used in the calculation of both the EBP and SMIP are determined annually through a performance evaluation process based on qualitative and quantitative factors.
Harbor Cash Appreciation Rights (“H-CARs”). H-CARs represents a long-term incentive plan for senior personnel and certain other staff who have made, and are expected to make, significant contributions to the long-term value of the Adviser.  H-CARs may be  awarded each year and have an initial value expressed in dollars and equivalent H-CAR units. The value of the awards change over time based upon a formula linked to the Adviser’s pre-tax profitability, with the awards normally vesting in equal amounts over three and five years.  Individual awards are typically determined based upon an assessment of the participant’s past and expected future contributions to the performance of the Adviser.
SECURITIES OWNERSHIP
As of October 31, 2016, Mr. Collins beneficially owned shares of Harbor Target Retirement 2035 Fund with a value between $100,001 and $500,000; Mr. Herbert beneficially owned shares of Harbor Target Retirement 2040 Fund with a value between $100,001 and $500,000; Ms. Molenda beneficially owned shares of Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund and Harbor Target Retirement 2050 Fund, each with a value between $100,001 and $500,000 and shares of Harbor Target Retirement 2055 Fund with a value between $50,001 and $100,000; and Mr. Van Hooser beneficially owned shares of Harbor Target Retirement 2020 Fund with a value between $100,001 and $500,000.
76

The Distributor

Harbor Funds
Distributors, Inc.
Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. Its mailing address is Harbor Funds Distributors, Inc., 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302. David G. Van Hooser is a Director and the Chief Executive Officer of the Distributor; Charles F. McCain is a Director, an Executive Vice President and Chief Compliance Officer of the Distributor; Anmarie S. Kolinski is the Chief Financial Officer, an Executive Vice President and Treasurer of the Distributor; Charles P. Ragusa is an Executive Vice President and Anti-Money Laundering Compliance Officer of the Distributor; and Jodie L. Crotteau is Assistant Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly-owned subsidiary of the Adviser.
Harbor Funds has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Funds’ behalf. Harbor Funds is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the NYSE. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.

Distribution Plans
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative Class shares and Investor Class shares (collectively the “Plans”). Each Fund, pursuant to the Plans, pays the Distributor compensation at the annual rate of up to 0.25% of the average daily net assets of Administrative Class shares and of Investor Class shares.
Each of the Plans compensates the Distributor for (1) distribution services; (2) recordkeeping services; and (3) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Administrative Class and Investor Class Class shares of the Funds.  Distribution services and expenses for which the Distributor may be compensated pursuant to the Plans include, without limitation:  (i) compensation to and expenses (including allocable overhead, travel and telephone expenses) of (A) dealers, brokers and other dealers who are members of FINRA, or their respective officers, sales representatives and employees, (B) the Distributor and any of its affiliates and any of their respective officers, sales representatives and employees, (C) banks and their officers, sales representatives and employees, who engage in or support distribution of the Administrative Class and Investor Class Class shares of the Funds; (ii) printing and distribution of reports and prospectuses for other than existing shareholders; and (iii) preparation, printing and distribution of sales literature and advertising materials.  Recordkeeping services for which the Distributor or any of its affiliates and any financial intermediaries may be compensated pursuant to the Plans include, without limitation, to the extent not otherwise provided by or on behalf of a Fund: (i) acting, or arranging for another party to act, as recordholder and nominee of Administrative Class and Investor Class Class shares of the Funds beneficially owned by certain shareholders; (ii) establishing and maintaining individual accounts and records with respect to Administrative Class and Investor Class Class shares of the Funds; (iii) processing and issuing confirmations concerning orders to purchase, redeem and exchange Administrative Class and Investor Class Class shares of the Funds; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Administrative Class and Investor Class Class shares of the Funds; (v) facilitating the processing of transactions in a Fund or providing electronic, computer or other database information regarding a Fund to shareholders; (vi) developing, maintaining and supporting systems necessary to support accounts for Administrative Class and Investor Class Class shares of the Funds; and (vii) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA rules.  Personal and account maintenance services for which the Distributor or any of its affiliates and any financial intermediaries may be compensated pursuant to the Plans include, without limitation:  payments made to or on account of the Distributor or any of its affiliates and any financial intermediaries, or their respective officers, sales representatives and employees, who respond to inquiries of, and furnish assistance to, shareholders regarding their ownership of Administrative Class and Investor Class Class shares of the Funds or their accounts or who provide similar services not otherwise provided by or on behalf of a Fund.  Nothing in the Plans is intended to or shall cause there to be any implication that compensation for the distribution, recordkeeping and personal and account maintenance services described in the Plans may be made only pursuant to a plan of distribution under Rule 12b-1.
Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plans. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
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The Distributor

Distribution Plans — Continued
The Distributor may from time to time waive or reduce any portion of its 12b-1 fee for Administrative Class shares and Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, the Distributor will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
Selected dealers and other financial intermediaries entitled to receive compensation for selling Fund shares and/or providing recordkeeping and/or shareholder servicing services to the intermediaries’ customers who invest in a Fund may receive different compensation related to shares of one particular class over another. Under the Plans, certain financial intermediaries that have entered into service agreements and that sell shares of the Funds on an agency basis, may receive payments from the Distributor pursuant to the respective Plans for distribution services and/or providing shareholder servicing services to the intermediaries’ customers who invest in a Fund.
Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Administrative Class shares and Investor Class shares, respectively.
Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA.
As required by Rule 12b-1, the Plans and related forms of agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include, but are not limited to, the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.
Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to a Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

Actual Fees Paid to Harbor Funds Distributors Pursuant to the Distribution Plans
The actual fees paid by the Funds to the Distributor pursuant to the Plans for the year ended October 31, 2016, were as follows:
	Total Paid to Distributor		Retained by Distributor[1]		Paid to Intermediaries[2]
	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$ 1,479	$ 4,498	$ 11	$ 57	$ 1,468	$ 4,441
Harbor Mid Cap Growth Fund	630	57	2	3	628	54
Harbor Small Cap Growth Fund	2	24	—	—	2	24
Harbor Small Cap Growth Opportunities Fund	4	2	1	1	3	1
Harbor Large Cap Value Fund	28	89	1	15	27	74
Harbor Mid Cap Value Fund	87	402	4	6	83	396
Harbor Small Cap Value Fund	3	43	—	4	3	39
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund	$ 1,541	$ 6,705	$ 8	$ 123	$ 1,533	$ 6,582
Harbor Diversified International All Cap Fund.	—	1	—	1	—	—
Harbor International Growth Fund	1	36	—	2	1	34
Harbor International Small Cap Fund[3]	—	1	—	1	—	—
Harbor Global Growth Fund	3	31	1	4	2	27
Harbor Emerging Markets Equity Fund	1	1	1	1	—	—
78

The Distributor

Actual Fees Paid to Harbor Funds Distributors Pursuant to the Distribution Plans — Continued
	Total Paid to Distributor		Retained by Distributor[1]		Paid to Intermediaries[2]
	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund	$ 2	N/A	$ 1	N/A	$ 1	N/A
FIXED INCOME FUNDS
Harbor Convertible Securities Fund	$ 1	$ 5	$ 1	$ 2	$ —	$ 3
Harbor High-Yield Bond Fund	11	220	1	2	10	218
Harbor Bond Fund	112	N/A	5	N/A	107	N/A
Harbor Real Return Fund	7	N/A	2	N/A	5	N/A
Harbor Money Market Fund	4	N/A	(1) [a]	N/A	5	N/A
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund	$ —	$ —	$—	$ —	$ —	$ —
Harbor Target Retirement 2015 Fund	—	—	—	—	—	—
Harbor Target Retirement 2020 Fund	—	—	—	—	—	—
Harbor Target Retirement 2025 Fund	—	—	—	—	—	—
Harbor Target Retirement 2030 Fund	—	—	—	—	—	—
Harbor Target Retirement 2035 Fund	—	—	—	—	—	—
Harbor Target Retirement 2040 Fund	—	—	—	—	—	—
Harbor Target Retirement 2045 Fund	—	—	—	—	—	—
Harbor Target Retirement 2050 Fund	—	—	—	—	—	—
Harbor Target Retirement 2055 Fund	—	—	—	—	—	—
[1]	Amounts retained by the Distributor for administrative expenses.
[2]	Amounts paid by the Distributor to intermediaries for the distribution, recordkeeping, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services.
[3]	Commenced operations February 1, 2016.
[a]	Negative amounts shown are due to expense waivers/reimbursements or the timing of the payments.
79

Shareholder Services

Harbor Services
Group, Inc.
Harbor Services Group, Inc. (“Shareholder Services”) acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Funds. Its mailing address is P.O. Box 804660, Chicago, IL 60680-4108. Shareholder Services is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser and Charles F. McCain are Directors of Shareholder Services; Charles P. Ragusa is the President of Shareholder Services; Charles F. McCain is the Chief Compliance Officer of Shareholder Services; Anmarie S. Kolinski is the Chief Financial Officer of Shareholder Services; and both Jodie L. Crotteau and Erik D. Ojala are an Assistant Secretary of Shareholder Services.
The Shareholder Servicing Agreement has been approved by the Trustees of the Funds and provides for compensation up to the following amounts per class of each Fund (except the Target Retirement Funds):
Share Class	Transfer Agent Fees
Institutional Class	0.09% of the average daily net assets of all Institutional Class shares
Administrative Class	0.09% of the average daily net assets of all Administrative Class shares
Investor Class	0.21% of the average daily net assets of all Investor Class shares
Retirement Class	0.01% of the average daily net assets of all Retirement Class shares
The Target Retirement Funds provide for compensation up to the following amounts per class of each Target Retirement Fund:
Share Class	Transfer Agent Fees
Institutional Class	0.00% of the average daily net assets of all Institutional Class shares.
Administrative Class	0.00% of the average daily net assets of all Administrative Class shares.
Investor Class	0.12% of the average daily net assets of all Investor Class shares.

Payments to Financial Intermediaries
Shareholder Services, the Distributor, the Adviser and/or their affiliates pay fees to unaffiliated intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the intermediary. These include participants in employee benefit or retirement plans and shareholders who invest through financial intermediaries. These fees may consist of per fund or per sub-account charges which are assessed on a periodic basis (i.e., per year) and/or an asset based fee which is determined based upon the value of the assets maintained by the intermediary. These fees are paid by Shareholder Services out of the transfer agent fees received by Shareholder Services and/or by the Distributor or Adviser out of their own assets, and are not separately paid by the Funds. Because all or a substantial portion of the assets of Shareholder Services, Distributor and Adviser are attributable to fees paid by the Funds, the Funds could be considered to be indirectly paying some or all of these fees to the financial intermediaries when those fees are paid by Shareholder Services, Distributor and/or Adviser out of their own assets. These fees may be in addition to any distribution and shareholder servicing (12b-1) fees received by the Distributor or transfer agent fees received by Shareholder Services. The unaffiliated intermediaries that may be compensated by Shareholder Services, the Distributor or Adviser or its affiliates include employee benefit plan and retirement plan administrators, broker-dealers, banks, trust companies and other financial institutions which maintain accounts for their customers in the Funds. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
80

Code of Ethics

Code of Ethics
Harbor Funds, the Adviser, the Distributor and each Subadviser have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees (“Access Persons”) who have access to information concerning portfolio securities transactions of Harbor Funds from using that information for their personal benefit or to the disadvantage of Harbor Funds. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor Funds (except Harbor Money Market Fund, which is not subject to the same short-term trading restrictions). The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
Because each Subadviser is an entity not otherwise affiliated with Harbor Funds or the Adviser, the Adviser relies on each Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with that Subadviser’s code of ethics. Each Subadviser provides Harbor Funds’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.
81

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees of Harbor Funds has adopted policies and procedures which govern the disclosure of the Funds' portfolio holdings and the disclosure of statistical information about the Funds' portfolios.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds' recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principal, these policies and procedures prohibit the Funds and any service provider to the Funds, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.
These policies and procedures provide that each Fund’s (except for Harbor Diversified International All Cap Fund, Harbor Money Market Fund and the Target Retirement Funds) full list of portfolio holdings is published quarterly with a 15-day lag, on harborfunds.com and top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on harborfunds.com. This information remains available on Harbor Funds’ website until the information is updated for the subsequent period. For Harbor Diversified International All Cap Fund, the full list of portfolio holdings is published quarterly with a 30-day lag, on harborfunds.com and top twenty portfolio holdings as a percentage of its total net assets are published quarterly, with a 15-day lag, on harborfunds.com. This information remains available on Harbor Funds’ website until the information is updated for the subsequent period.  For Harbor Money Market Fund, full portfolio holdings are published no later than the 5th business day after each month end on harborfunds.com and remain available for six months following the date of publication.  For the Target Retirement Funds, full portfolio holdings are published on the 15th day after each month end and on the 10th day after each quarter end on harborfunds.com.  The portfolio holdings information published for the Target Retirement Funds consists only of the Target Retirement Funds’ investments in the underlying Harbor funds but not information about the underlying Harbor funds’ direct investments.
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Funds. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees of Harbor Funds limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Funds. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of Harbor Capital are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Funds and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for a Fund than has previously been publicly disclosed (such as information as of dates other than prior calendar and fiscal quarter ends) to assist them in their assessment of the consistency of the Subadviser’s investment process through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
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Portfolio Holdings Disclosure Policy — Continued
The policies and procedures adopted by the Board of Trustees of Harbor Funds also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of Harbor Funds must authorize any such disclosure in those limited circumstances.
Non-public portfolio holdings are disclosed daily (or as otherwise indicated) with no lag, to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds:
■	The Adviser with respect to all Funds and each Subadviser solely with respect to the Fund for which it serves as Subadviser;
■	The Funds' custodian and accounting agent;
■	FactSet Research System Inc., which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds' performance and portfolio attributes;
■	Glass, Lewis & Co. LLC, which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the equity Funds;
■	Institutional Shareholder Services (“ISS”), which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the equity Funds;
■	R.R. Donnelley & Sons Company, which provides services for the sole purpose of assisting the Adviser in the preparation of financial and related reports for the Funds that are included in periodic reports made publicly available to Fund shareholders, such as the annual and semi-annual shareholder reports, and in other required regulatory filings;
■	FactSet Research Systems Inc., Bloomberg L.P. and Eagle Investment Systems LLC, which provide services to Jennison, for the sole purpose of assisting Jennison in performing its services as Subadviser to Harbor Capital Appreciation Fund;
■	Bloomberg LP, Brown Brothers Harriman & Co., Copal Partners (UK), FactSet Research Systems, Inc., Glass, Lewis & Co., Markit WSO Corporation, MSCI, Inc., State Street Bank and Trust Company and Syntel Inc., each of whom provide services to Wellington Management, for the sole purpose of assisting Wellington Management in performing its services as Subadviser to Harbor Mid Cap Growth Fund;
■	FactSet Research Systems, Inc., Eze Software, Lightport, Abel Noser, Schwab Compliance Technologies, LightSpeed Data Solutions, Bloomberg and Advent Portfolio Exchange, which provides services to Westfield, for the sole purpose of assisting Westfield in performing its services as Subadviser to Harbor Small Cap Growth Fund;
■	FactSet Research Systems, Inc., Eze Software, Advent Portfolio Exchange, ISS and Omgeo LLC, which provides services to Elk Creek, for the sole purpose of assisting Elk Creek in performing its services as Subadviser to Harbor Small Cap Growth Opportunities Fund;
■	Advent Software, Inc., ISS, Neovest and FactSet Research Systems Inc., each of whom provide services to Aristotle Capital Management, LLC for the sole purpose of assisting Aristotle in performing its services as Subadviser to Harbor Large Cap Value Fund;
■	Northern Trust, which provides services to LSV, for the sole purpose of assisting LSV in performing its services as Subadviser to Harbor Mid Cap Value Fund;
■	FactSet Research Systems, Inc. and Bloomberg L.P., which provide services to EARNEST Partners, for the sole purpose of assisting EARNEST Partners in performing its services as Subadviser to Harbor Small Cap Value Fund;
■	Bloomberg L.P., which provides services to Northern Cross, for the sole purpose of assisting Northern Cross in performing its services as Subadviser to Harbor International Fund;
■	FactSet Research Systems, Inc., StatPro Group plc, and Research Recommendations and Electronic Voting Limited, each of whom provide services to Marathon-London, for the sole purpose of assisting Marathon-London in performing its services as Subadviser to Harbor Diversified International All Cap Fund;
■	FactSet Research Systems, Inc., StatPro Group plc, SunGard APT, UBS PAS and Style Research, each of whom provide services to Baillie Gifford, for the sole purpose of assisting Baillie Gifford in performing its services as Subadviser to Harbor International Growth Fund;
■	SmartStream TLM, BBH InfoAction, FactSet Research Systems, Inc. and RiskMetrics Group, Inc. (MSCI), each of whom provide services to Barings, for the sole purpose of assisting Barings in performing its services as Subadviser to Harbor International Small Cap Fund;
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Portfolio Holdings

Portfolio Holdings Disclosure Policy — Continued
■	FactSet Research Systems, Inc., Bloomberg L.P., Advent Software, Inc., Broadridge Financial Solutions, Inc., Institutional Shareholder Services, Inc. and ITG Macgregor XIP, each of whom provide services to Marsico, for the sole purpose of assisting Marsico in performing its services as Subadviser to Harbor Global Growth Fund;
■	Eze Software, MSCI Inc., Omgeo LLC, SunGard Data System Inc., and Swift, each of whom provide services to Oaktree, for the sole purpose of assisting Oaktree in performing its services as Subadviser to Harbor Emerging Markets Equity Fund; and
■	FactSet Research Systems Inc., Markit thinkFolio Ltd., Electra Information Systems, Inc., Advent Software, Inc., Markit WSO Corporation and Kynex, Inc., each of whom provide services to Shenkman Capital, for the sole purpose of assisting Shenkman Capital in performing its services as Subadviser to Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund.
Harbor Funds seeks to avoid potential conflicts between the interests of the Funds' shareholders and those of the Funds' service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor Funds seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for a Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Funds' policies and procedures, including those governing the disclosure of portfolio information.
84

Proxy Voting

Proxy Voting Policy
The Board of Trustees has adopted proxy voting policies, procedures and guidelines (the “Proxy Voting Guidelines”) to govern the voting of proxies by each Harbor fund that invests in equity securities. The Board has delegated the responsibility for the administration of the proxy voting process generally, and the voting of the proxies specifically, to the Proxy Voting Committee (the “Committee”) of the Trust. The Committee is comprised of a Trustee and officers of the Trust and employees of the Adviser with relevant experience or responsibilities. The Committee reports directly to the Board.
OVERALL OBJECTIVE
The objective of the Proxy Voting Guidelines established by the Board is to support proxy proposals and director nominees that the Committee believes will maximize the value of a Fund’s investment in portfolio securities over the long term. While the objective is straight forward, the Funds receive a broad range of proposals that are frequently complex. As a result, the Proxy Voting Guidelines are designed to provide the Committee with a framework for assessing each proposal and delineate factors that the Committee should consider as part of its voting decision. The Committee evaluates each proposal on its own merits taking into account the particular facts and circumstances presented.
The Committee is obligated to vote proxies in a manner which is consistent with its fiduciary duty to act in the best interests of each Fund and its shareholders. Normally, this means that the Committee will cast votes in accordance with the Proxy Voting Guidelines. However, in the event the Proxy Voting Guidelines do not address a particular proposal adequately, the Committee may vote in a manner which it believes, based upon an assessment of the facts and circumstances of a particular proposal, is in the best interests of the Fund and its shareholders.
The Committee also is responsible for making recommendations and providing guidance to the Board as to the nature and scope of the Proxy Voting Guidelines based upon its experience in voting proxies. The Committee also is responsible for apprising the Board of current developments, both from an industry and regulatory perspective, which the Committee believes may affect the Proxy Voting Guidelines or the administration of the proxy voting process by the Committee. Furthermore, the Committee is responsible for reporting to the Board at least annually on the proxy voting process, including a summary of the proxy voting results for each Fund and any instance, expected to be rare, in which a vote was cast in a manner that deviated from the Proxy Voting Guidelines.
VOTING PROCESS
In order to facilitate the proxy voting process, Harbor Funds has retained Institutional Shareholder Services (“ISS”), a division of Vestar Capital Partners, an independent proxy voting agent, to assist in the proxy voting process. ISS is responsible for collecting, reviewing, and analyzing each proxy received by a Fund and notifying the Committee that a proxy vote is required. The Adviser also has retained Glass, Lewis & Co. (“Glass Lewis”) to provide additional research, analysis and voting recommendations.
In evaluating proxy proposals, the Committee considers information from many sources, including, but not limited to, the Subadvisers, management or shareholders of a company presenting a proposal, and independent proxy research services (currently, ISS and Glass Lewis). ISS and Glass Lewis provide an analysis of the proxy proposals and specific vote recommendation to assist in the proxy research process. While the Committee will normally take into account the information provided by ISS and Glass Lewis, the Committee is responsible for making all voting decisions in accordance with the Proxy Voting Guidelines and the Committee’s fiduciary duty to act in the best interests of each Fund and its shareholders. The Committee is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
PROXY VOTING GUIDELINES
The Board of Trustees has established the Proxy Voting Guidelines to cover many of the issues that frequently occur in proxy voting. However, the Proxy Voting Guidelines cannot cover all possible voting scenarios or proposals that the Funds may receive. In the absence of a specific guideline, the Committee must evaluate each proposal and vote each proxy in a manner that is consistent with the objective and spirit of the Proxy Voting Guidelines. It is also permissible for the Committee to refrain from voting a proxy if it determines that it would be in the best interests of the Fund and its shareholders not to vote in that instance. This may arise when voting would result in the imposition of trading or similar restrictions on a Fund or when the expected cost of voting exceeds the benefits of voting.
The following is a summary of the more significant Proxy Voting Guidelines established by the Board:
■	Consideration Given Company Recommendations. One of the primary factors a Funds' portfolio manager considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Proxy Voting Guidelines were developed with the recognition that an operating company’s management is entrusted with the day-to-day operations
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Proxy Voting

Proxy Voting Policy — Continued
of the company, as well as its long-term direction and strategic planning, subject to oversight by the company’s board of directors, while staying focused on maximizing shareholder value. Accordingly, the Board believes that the recommendation of the company’s board of directors and management on most issues should be given weight in determining how proxy issues should be voted. This reflects the basic investment philosophy that good management is shareholder focused. However, the position of the company’s board or directors or management will not be supported in any situation where that position is found not to be in the best interests of the Fund. As a result, the Board expects that the Funds would vote against a proposal recommended by the company’s board of directors or management when they conclude that a particular proposal may adversely affect the long-term investment merits of owning stock in that portfolio company.
■	Boards of Directors and Director Nominees. The Funds generally support boards of directors and director nominees of companies with a majority of independent directors and key committees that are comprised entirely of independent directors. The Funds generally support all directors on the Nominating Committee when the committee is made up of a majority of independent directors and when the Nominating Committee is chaired by an independent board member. The Funds also will support inside directors who serve on the Nominating Committee of a company that is majority controlled by such inside director or affiliated beneficial owners. The Funds will withhold votes from inside directors who serve on the compensation and Audit Committees, unless the company is majority controlled by such inside director or affiliated beneficial owners. The Funds will generally withhold votes for outside directors who do not meet certain criteria relating to the directors’ independence. The Funds will generally withhold votes from any director who misses more than one-fourth of scheduled board meetings without valid reasons for absences and generally withhold votes from directors who sit on an excessive number of public company boards.
The Funds hold directors accountable for the actions of the committees on which the directors serve. In most cases, the Funds generally support efforts to declassify existing boards and will vote against efforts by companies to adopt classified board structures.
In the case of contested board elections, the Committee evaluates the nominees’ qualifications and the performance of the incumbent board, as well as the rationale behind the dissidents’ campaign.
■	Majority Vote Standard. The Funds will consider each proposal on a case-by-case basis, but generally will support efforts to implement a majority vote standard for the election of directors. However, the Funds also will take into account the extent to which a company has taken other reasonable steps to achieve the same objective and may vote against a majority vote proposal when the Funds believe such other steps are in fact reasonable.
■	Cumulative Voting. The Funds generally will vote against cumulative voting proposals on the premise that cumulative voting allows shareholders a voice in director elections that is disproportionate to the shareholders’ economic investment in the company. Cumulative voting allows a shareholder to cast all of his or her votes for a single director.
■	Approval of Independent Auditors. The Funds generally support a relationship between a company and its auditors that is limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, cause the auditor’s independence to be impaired. The Funds generally support the board’s recommendation for the ratification of the auditor except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. The Funds will evaluate on a case-by-case basis those situations in which the audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm to determine whether the Funds believe independence has been compromised.
■	Equity-based compensation plans and bonus plans. The Funds will support appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, to align the interests of long-term shareholders and the interests of management, employees, and directors. The Funds oppose stock-based compensation plans that substantially dilute the Funds' ownership interest in the company, provide participants with excessive awards, or have structural features that are not in the best interests of the Funds' shareholders. The Funds will evaluate stock-based compensation proposals on several factors to determine whether a particular plan or proposal balances the perspectives of employees and the company’s other shareholders. The Funds will generally vote against stock-based compensation plans where the total potential dilution exceeds certain thresholds or if annual option grants exceed a certain percentage of shares outstanding. The Funds also will vote against plans that have any of the following features: the ability to re-price underwater options, the ability to issue options with an exercise price below the stock’s current market price, the ability to issue reload options and the automatic share replenishment (“evergreen”) feature.
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Proxy Voting

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The Funds generally will support reasonable measures intended to increase long-term stock ownership by executives.
The Funds may support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. In the case of foreign company employee stock purchase plans, the Funds may permit a lower minimum stock purchase price equal to the prevailing best practices or customary standards in the relevant foreign market.
The Funds generally will vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.
■	Anti-Takeover and Corporate Governance Issues. The Funds believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation’s by-laws by a simple majority vote. Accordingly, the Funds support proposals to remove super-majority voting requirements for certain types of proposals. The Funds will vote against proposals to impose super-majority requirements. The Funds also support proposals to lower barriers to shareholder action (i.e., limited rights to call special meetings or limited rights to act by written consent). When reviewing such proposals, the Funds consider a number of factors, including, but not limited to, the length of time a shareholder has owned shares of the company, the market capitalization of the company and the rationale provided by the shareholder in its proposal. However, the Funds will generally support the right of shareholders to call a special meeting if the shareholders own at least 25% of the outstanding shares of the company.
The Funds will vote against proposals for a separate class of stock with disparate voting rights.
The Funds will generally vote for proposals to subject poison pills to a shareholder vote. In evaluating these plans, the Funds will be more likely to support arrangements with short-term sunset provisions, qualified bid/permitted offer provisions and/or mandatory review by a committee of independent directors at least every three years. The Funds generally will vote against shareholder rights plans that are long-term, are renewed automatically or without a shareholder vote, where the ownership trigger is 15% or below and/or the board is classified or not appropriately independent.
■	Social and Corporate Policy Issues. Proposals in this category, frequently initiated by shareholders, typically request that the company disclose or amend certain business practices. In general, the Funds believe that these matters are primarily the responsibility of management. Such matters should be evaluated and approved solely by the corporation’s board of directors. Generally, the Funds will vote with a company’s board on such issues, although an exception may be made when the Committee believes a proposal has significant economic merit that has not been adequately addressed by management and is in the best interests of the Funds and their shareholders.
The Funds will review proposals regarding executive compensation programs (so called “say on pay” proposals) on a case-by-case basis. The Funds will generally support a three-year frequency for future advisory votes on executive compensation (so called “say when on pay” proposals), but will generally support the recommendation of the board if the board asks shareholders to support a frequency other than every three years for such proposals.
■	Foreign Companies. Corporate governance standards, disclosure requirements and voting processes vary significantly among the foreign markets in which the Funds may invest. The Funds will generally vote proxies for foreign companies in a manner that the Funds believe is consistent with the objective of the Proxy Voting Guidelines, while taking into account differing practices by market.
There may be many instances where the Funds elect not to vote proxies relating to foreign securities. Many foreign markets require that securities be blocked or re-registered in order to vote at a company’s shareholder meeting. The Funds will normally not vote proxies in foreign markets that require the securities be blocked or re-registered in order to vote so as to not subject the Funds to the loss of liquidity imposed by these requirements unless the proposal is expected to have a significant economic impact on the Funds' investments.
In addition, the costs of voting in foreign markets (i.e., custodian fees and voting agency fees) may be substantially higher than for U.S. holdings. As a result, the Funds may choose not to vote proxies relating to foreign securities held by clients in instances where the issues presented are unlikely to have a material impact on the value of a client’s investment in that foreign security.
■	Voting for a Fund that Invests in Other Harbor Funds. Certain Harbor funds (the “acquiring funds”) may, from time to time, own shares of other Harbor funds (the “underlying funds”). If an underlying
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Proxy Voting

Proxy Voting Policy — Continued
fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the acquiring funds will be cast in the same proportion as the votes of the other shareholders in the underlying funds. This is known as “echo voting” and is designed to avoid any potential conflict of interest.
CONFLICTS OF INTEREST
The Committee has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of a Fund on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand. The Committee performs this assessment for each proxy on a proposal-by-proposal basis, and a conflict with respect to one proposal in a proxy does not indicate that a conflict exists with respect to any other proposal in such proxy.
If the Committee determines that a conflict may exist, it will resolve the conflict in accordance with the guidelines set forth in Harbor Funds’ Proxy Voting Guidelines and promptly report the matter and its resolution to the Funds' Chief Compliance Officer. The Committee is authorized to resolve any such conflict in a manner that is in the best interests of the Funds. The Committee will report all conflicts, and the resolution of such conflicts, to the Board on a quarterly basis. The Committee will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, one or more members of the Committee actually knew, or reasonably should have known, of the conflict.
PROXY VOTING INFORMATION
Information regarding how each Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds' toll-free number at 800-422-1050; (2) on the Funds' website at harborfunds.com; and (3) on the SEC’s website at www.sec.gov.
88

Portfolio Transactions

The Subadvisers are responsible for making specific decisions to buy and sell securities for the respective Funds that they manage. They are also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each Subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Subadviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Subadviser’s overall responsibilities to the Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.
Although commissions paid on every transaction will, in the judgment of the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Subadviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of the clients of a Subadviser and not solely or necessarily for the benefit of the Funds. Each Subadviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.
In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of a Subadviser. Investment decisions for a Fund and for the Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Funds believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

Broker Commissions
The investment advisory fee that the Funds pay to the Adviser will not be reduced as a consequence of the Subadviser’s receipt of brokerage and research services. To the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to a Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to a Subadviser in carrying out its obligations to the Funds.
89

Portfolio Transactions

Broker Commissions — Continued
The table below sets forth information concerning the payment of commissions (which do not include dealer “spreads” (markups or markdowns) on principal trades) by the Funds, including the amount of such commissions paid to affiliates (if any) for the indicated fiscal years:
	Total Brokerage Commissions Paid To Brokers Who Provided Research Year Ended 10/31/2016 (000s)	2016(%)*	Total Brokerage Commission (000s)
			2016	2015	2014
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$ 3,993	0.03%	$ 8,891	$ 8,504	$ 7,411
Harbor Mid Cap Growth Fund	51	0.10	541	672	975
Harbor Small Cap Growth Fund	637	0.16	930	1,000	1,306
Harbor Small Cap Growth Opportunities Fund[1]	390	0.24	509	559	91
Harbor Large Cap Value Fund	238	0.08	238	135	136
Harbor Mid Cap Value Fund	—	0.01	91	127	56
Harbor Small Cap Value Fund	248	0.04	323	400	236
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund	$11,668	0.03%	$11,668	$18,735	$12,702
Harbor Diversified International All Cap Fund[2]	17	0.09	97	N/A	N/A
Harbor International Growth Fund	2	0.02	58	62	57
Harbor International Small Cap Fund[3]	19	0.18	30	N/A	N/A
Harbor Global Growth Fund	20	0.11	52	54	66
Harbor Emerging Markets Equity Fund	66	0.19	68	88	48
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund	$ —	0.02%	$ 13	$ 9	$ 8
FIXED INCOME FUNDS
Harbor Convertible Securities Fund	$ —	0.00%	$ —	$ —	$ —
Harbor High-Yield Bond Fund	—	0.00	—	—	—
Harbor Bond Fund	—	0.00	287	268	315
Harbor Real Return Fund	—	0.01	4	4	4
Harbor Money Market Fund	—	0.00	—	—	—
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund	$ —	0.00%	$ —	$ —	$ —
Harbor Target Retirement 2015 Fund	—	0.00	—	—	—
Harbor Target Retirement 2020 Fund	—	0.00	—	—	—
Harbor Target Retirement 2025 Fund	—	0.00	—	—	—
Harbor Target Retirement 2030 Fund	—	0.00	—	—	—
Harbor Target Retirement 2035 Fund	—	0.00	—	—	—
Harbor Target Retirement 2040 Fund	—	0.00	—	—	—
Harbor Target Retirement 2045 Fund	—	0.00	—	—	—
Harbor Target Retirement 2050 Fund	—	0.00	—	—	—
Harbor Target Retirement 2055 Fund[4]	—	0.00	—	—	N/A
*	The total brokerage commissions paid expressed as a percentage of average net assets represents the total dollar value of brokerage commissions paid by the Fund for the last fiscal year divided by the average net assets of the Fund for the last fiscal year.
[1]	Commenced operations February 1, 2014.
[2]	Commenced operations November 2, 2015.
[3]	Commenced operations February 1, 2016.
[4]	Commenced operations November 1, 2014.
The brokerage commissions paid are reflected in the total return of the Fund. The brokerage commissions paid may vary by the style of the Fund, by whether the securities being purchased are domestic or foreign, by the number of transactions during the year and by the investment style employed by the Subadviser. The brokerage commissions paid expressed in dollars or in percentage terms may vary from year to year depending on market conditions or other factors.
90

Portfolio Transactions

Securities Issued by Regular Broker-Dealers
During the fiscal year ended October 31, 2016, the following Funds purchased securities issued by the following regular broker-dealers of Harbor Funds, which had the following values as of October 31, 2016:
Fund	Regular Broker-Dealer (or Parent)	Aggregate Holdings (000s)
Harbor Capital Appreciation Fund	Goldman Sachs & Co.	$350,350

Harbor Large Cap Value Fund	JP Morgan Chase & Co.	6,095

Harbor International Fund	UBS Securities LLC	633,699

Harbor Diversified International All Cap Fund	UBS Securities LLC	527

Harbor Commodity Real Return Strategy Fund	Credit Suisse Securities (USA) LLC	555
	JP Morgan Chase & Co.	1,590
	Morgan Stanley & Co., Inc.	48
	UBS Securities LLC	1,033

Harbor Bond Fund	Credit Suisse Securities (USA) LLC	20,743
	Goldman Sachs & Co.	8,688
	JP Morgan Chase & Co.	37,949
	Morgan Stanley & Co., Inc.	23,465
	UBS Securities LLC	15,600

Harbor Real Return Fund	Goldman Sachs & Co.	504
	JP Morgan Chase & Co.	1,127
	Morgan Stanley & Co., Inc.	34
	UBS Securities LLC	1
91

Net Asset Value

The net asset value per share of each class of each Fund is generally determined by the Funds' Custodian after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m., Eastern time) on each day when the NYSE is open for trading. If the NYSE closes early (scheduled), determination of net asset value may be accelerated to that time. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds' securities trade remain open. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Exchange traded swaps are normally valued at the closing price from the exchange on which the swaps are principally traded. Forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers. Except in the case of Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations, evaluated prices supplied by a pricing vendor or, in the absence of evaluated prices, prices provided by a Subadviser (where permitted under the Funds' valuation procedures) are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.
92

Net Asset Value

It is possible that the fair value determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act.  As a “government money market fund” under Rule 2a-7, the Fund is permitted to seek to maintain a stable $1.00 share price by valuing its securities using the amortized cost method of valuation, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value, and which does not take into account unrealized securities gains or losses. While this method provides stability in valuation (i.e. at $1 per share), it may result in periods during which the value of a security, as determined by amortized cost, is higher or lower than the price Harbor Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of Harbor Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by Harbor Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Harbor Money Market Fund would be able to obtain a somewhat higher yield if he or she purchased shares of Harbor Money Market Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in Harbor Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.
The Adviser will monitor the extent of the deviation, if any, between the Fund’s current net asset value based upon available market quotations and the Fund’s $1.00 per share based on amortized cost. In addition, the Trustees periodically review the extent of the deviation, if any. In the event the Trustees believe at any time that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate to eliminate or to reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Trustees may take may include, without limitation, the redemption of shares in kind; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Fund’s average portfolio maturity; withholding dividends or payment of distributions from capital or capital gains; or utilizing a net asset value per share as determined by using available market quotations or equivalents. In addition, the Trustees have the authority to reduce or increase the number of shares outstanding on a pro rata basis, and to offset each shareholder’s pro rata portion of the deviation from the shareholder’s accrued dividend account or from future dividends.
The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.
Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Funds' net asset values may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the
93

Net Asset Value

foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities. In the case of each equity Fund, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds' net asset values are determined and that these price differences may have an effect on the net asset value, particularly for global/international Funds. As a result, at least some of these Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day these Funds calculate their net asset values.
The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Funds. Expenses with respect to any two or more Harbor funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.
94

Tax Information

Each Fund is treated as a separate taxpayer for federal income tax purposes.
Each Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If a Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
As described in the applicable Prospectus, Harbor Commodity Real Return Strategy Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, the Fund’s ability to invest directly in commodity index-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10 percent of its gross income from such investments.
A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund will seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary (as discussed below).
As discussed in “Investment Policies — Investments in the Wholly-Owned Subsidiary,” Harbor Commodity Real Return Strategy Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The IRS has issued private letter rulings to other taxpayers in which the IRS concluded that income derived from an investment company’s investment in a controlled foreign corporation (“CFC”) will be qualifying income to the investment company.
A private letter ruling can be relied upon only by the taxpayer that receives it and the Fund has not obtained a ruling from the IRS with respect to its investments or its structure. In late July 2011, the
95

Tax Information

IRS indicated that the granting of private letter rulings is currently suspended. The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. However, based on the principles underlying the private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from certain commodity index-linked notes and the Fund’s investment in the Subsidiary as qualifying income. There can be no assurance that the IRS will not change its position with respect to some or all of the previously issued rulings and, if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, there can be no assurance that future legislation or court decisions will not adversely affect the Fund’s ability to gain commodity exposure. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation or court decisions were to adversely affect the Fund’s ability to gain commodity exposure, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.
A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code, under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax. Payments to the Subsidiary of U.S. source income and (effective January 1, 2019) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Pursuant to an intergovernmental agreement between the United States and the Cayman Islands, the Subsidiary may be deemed compliant, and therefore not subject to the withholding tax, if it complies with applicable Cayman regulatory requirements. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.
The Subsidiary will be treated as a CFC and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, for U.S. federal income tax purposes, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s recognition of the Subsidiary’s subpart F income will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce the Fund’s tax basis in the Subsidiary. Subpart F income generally is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.
Each Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
96

Tax Information

Certain dividends and distributions declared by a Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from a Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Distributions from net investment income of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Growth Fund, Harbor Emerging Markets Equity Fund, Harbor Convertible Securities Fund and the Target Retirement Funds may qualify in part for a 70% dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Amounts eligible
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Tax Information

for the dividends received deduction may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If any Fund that is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Funds that would lessen the effect of these adverse tax consequences. However, such elections could also require these Funds to recognize income (which would have to be distributed to the Funds' shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.
The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund may invest significantly, and certain other Funds may invest to a lesser extent, in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of, or in, default present special tax issues for such a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, or how payments received on obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its taxation as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Certain Funds may invest in zero coupon securities, deferred interest securities or other securities with original issue discount (or with market discount that the Fund elects to include market discount in income currently). Such Funds must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, such Funds may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage themselves by borrowing the cash, to satisfy distribution requirements.
Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs.
A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares (other than the
98

Tax Information

redemption or exchange of shares of Harbor Money Market Fund) if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the IRS or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund (other than, under an exemption recently made permanent by Congress, certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, a Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of a Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8 BEN or IRS Form W-8 BEN-E, as applicable, is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W-8 BEN, IRS Form BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. None of the Funds expects to be a “U.S. real property holding corporation” as defined in Section 897(i)(c)(2) of the Code and, therefore, none expects to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 35% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.
In general, provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.
At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
With respect to Harbor Money Market Fund, because the Fund intends to maintain a stable NAV per share of $1.00, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares. However, with respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless a shareholder chooses to adopt a simplified “NAV method” of accounting (described below), the consequences described in the preceding paragraph will generally be applicable. Alternatively, if a
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Tax Information

shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, a shareholder would determine gain or loss based on the change in the aggregate value of Fund shares during a computation period (such as the shareholder’s taxable year), reduced by the shareholder’s net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in a Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.
Each Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other Funds, including the Target Retirement Funds (as a result of investments in Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Small Cap Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund), may also be subject to foreign taxes with respect to their foreign investments. Such “funds of funds” may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses.
Distributions by the underlying Harbor funds, redemptions of shares in the underlying Harbor Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains to shareholders of the Target Retirement Funds. In addition, the Target Retirement Funds generally will not be able to currently offset short-term capital gains realized by one underlying Harbor fund in which the Target Retirement Funds invest against short-term capital losses realized by another underlying Harbor fund. These factors could affect the amount, timing and character of distributions to shareholders of the Target Retirement Funds.
Five to ten years after a Target Retirement Fund with a target retirement date reaches its target retirement year, its asset allocation is expected to match that of Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund may be combined with the assets of Harbor Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.
100

Tax Information

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.
At October 31, 2016, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code. This will reduce the amount of the distribution to shareholders that would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:
	Capital Loss Carryforwards ($000s) to Expire In:
	2017	Total
INTERNATIONAL & GLOBAL FUNDS
Harbor International Growth Fund	$163,692	$163,692
The following capital loss carryforwards do not expire:
	Capital Loss Carryforwards ($000s):
	Short-Term	Long-Term	Total
domestic equity FUNDS
Harbor Small Cap Growth Opportunities Fund	$ —	$ 665	$665
Harbor Small Cap Value Fund	3,364	1,438	4,802
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund	$145,530	$65,799	$211,329
Harbor Diversified International All Cap Fund	1,114	—	1,114
Harbor International Growth Fund	—	7,314	7,314
Harbor International Small Cap Fund	360	—	360
Harbor Global Growth Fund	2,204	—	2,204
Harbor Emerging Markets Equity Fund	3,863	4,215	8,078
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund (Consolidated)	$ 8,168	$14,659	$ 22,827
FIXED INCOME FUNDS
Harbor Convertible Securities Fund	$ 2,207	$ 7,578	$ 9,785
Harbor High-Yield Bond Fund	19,930	88,164	108,094
Harbor Real Return Fund	5,565	22,708	28,273
Target retirement FUNDS
Harbor Target Retirement 2015 Fund	$ —	$ 33	$ 33
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Funds may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.
101

Organization and Capitalization

General
Harbor Funds is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisers unaffiliated with the Adviser. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize a Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectuses and this Statement of Additional Information do not purport to create any contractual obligations between Harbor Funds or any Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with the Adviser and other service providers.

Shareholder and Trustee Liability
Harbor Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

25% or Greater Ownership
The following table identifies those investors who own 25% or more of each Fund’s shares (all share classes taken together) as of January 31, 2017, and are therefore presumed to control the respective Fund.
DOMESTIC EQUITY FUNDS
Shareholder Name	Mid Cap Growth	Small Cap Growth Opportunities	Mid Cap Value	Small Cap Value
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	—	26%	34%	—
STATE STREET BANK TR AS TTEE BOSTON, MA	31%	—	—	—
WELLS FARGO CLEARING SERVICES, LLC SAINT LOUIS, MO	—	—	—	29%
102

Organization and Capitalization

25% or Greater Ownership — Continued
INTERNATIONAL & GLOBAL FUNDS
Shareholder Name	Diversified International All Cap	International Small Cap	Global Growth	Emerging Markets Equity
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	51%	—	—	—
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	—	86%	27%	30%
STRATEGIC MARKETS FUNDS
Shareholder Name	Commodity Real Return Strategy
PERSHING LLC JERSEY CITY, NJ	30%
FIXED INCOME & MONEY MARKET FUNDS
Shareholder Name	Convertible Securities	High-Yield Bond	Bond	Real Return	Money Market
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	—	—	28%	—	—
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	—	—	—	—	25%
PERSHING LLC JERSEY CITY, NJ	—	—	—	29%	—
STRAFE & CO NEWARK, DE	77%	46%	—	—	—
TARGET RETIREMENT FUNDS
Shareholder Name	Income	2015	2020	2025	2030	2035	2040	2045	2050	2055
JOHN HANCOCK TRUST COMPANY LLC WESTWOOD, MA	99%	98%	99%	98%	95%	92%	96%	75%	94%	84%
To the extent these shareholders have and exercise voting power with respect to shares of the Funds identified above, their voting decisions will have a significant effect on the outcome of any matter submitted to shareholders of those Funds and/or the Trust generally.

5% or Greater Ownership
of Share Class
The following table identifies those investors who beneficially own 5% or more of the voting securities of a class of each Fund’s shares as of January 31, 2017.
DOMESTIC EQUITY FUNDS - INSTITUTIONAL CLASS
Shareholder Name	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Small Cap Growth Opportunities	Large Cap Value	Mid Cap Value	Small Cap Value
AHS HOSPITAL CORP MORRISTOWN, NJ	—	—	—	—	9%	—	—
BRICS & CO WESTERVILLE, OH	—	—	8%	—	—	—	—
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	16%	6%	16%	6%	17%	22%	14%
C/O FASCORE LLC MINNEAPOLIS, MN	9%	—	—	—	10%	—	—
FIRST CLEARING LLC SAINT LOUIS, MO	7%	15%	—	—	—	—	30%
GREAT WEST TRUST CO. AS TRUSTEE FBO OVERLAND PARK, KS	—	—	—	8%	—	—	—
GREAT-WEST TRUST COMPANY LLC TTEE F KANSAS CITY, MO	5%	—	—	—	—	—	—
GREAT-WEST TRUST COMPANY LLC TTEE F OVERLAND PARK, KS	—	—	8%	—	—	—	—
JOHN HANCOCK TRUST COMPANY LLC WESTWOOD, MA	—	8%	—	—	13%	—	—
MAC&CO A/C 518966 PITTSBURGH, PA	—	—	6%	—	—	—	—
103

Organization and Capitalization

5% or Greater Ownership
of Share Class — Continued
MATRIX TRUST COMPANY AS AGENT FBO PHOENIX, AZ	—	—	—	—	—	8%	—
MERRILL LYNCH PIERCE FENNER & SMITH JACKSONVILLE, FL	—	23%	—	—	—	—	18%
MID ATLANTIC TRUST COMPANY FBO PITTSBURGH, PA	—	—	7%	—	—	—	—
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	24%	17%	24%	29%	16%	29%	8%
PIMS/PRUDENTIAL RETIREMENT ISELIN, NJ	—	8%	—	—	—	—	—
SEATTLE CHILDREN’S HEALTHCARE SEATTLE, WA	—	—	—	6%	—	—	—
T ROWE PRICE RETIREMENT PL SERV INC OWINGS MILLS, MD	—	—	—	5%	—	—	—
UBATCO & CO LINCOLN, NE	—	—	—	22%	—	—	—
DOMESTIC EQUITY FUNDS - ADMINISTRATIVE CLASS
Shareholder Name	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Small Cap Growth Opportunities	Large Cap Value	Mid Cap Value	Small Cap Value
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	17%	—	—	—	—	—	—
C/O ICMA RETIREMENT CORPORATION WASHINGTON, DC	—	29%	—	—	—	—	—
DCGT AS TTEE AND/OR CUST DES MOINES, IA	—	—	—	—	—	5%	—
DWS TRUST CO TTEE FBO SALEM, NH	—	—	—	—	—	5%	—
FIFTH THIRD BANK TTEE CINCINNATI, OH	10%	—	—	—	—	—	—
FIIOC CHICAGO, IL	—	—	—	—	—	13%	—
ICMA RETIREMENT CORPORATION WASHINGTON, DC	—	5%	—	—	—	12%	—
MATRIX TRUST COMPANY AS AGENT FBO PHOENIX, AZ	—	—	—	—	—	—	36%
MATRIX TRUST COMPANY AS AGENT FBO PHOENIX, AZ	—	—	—	—	—	—	47%
NATIONAL FINANCIAL SERVICE CORP JERSEY CITY, NJ	21%	—	—	—	—	23%	8%
PAI TRUST COMPANY INC DE PERE, WI	—	—	—	92%	—	—	—
PIMS/PRUDENTIAL RETIREMENT ISELIN, NJ	—	—	—	—	—	12%	—
SAXON & CO. PHILADELPHIA, PA	—	—	—	—	17%	—	—
STATE STREET BANK TR AS TTEE BOSTON, MA	—	57%	—	—	—	—	—
TAYNIK & CO BOSTON, MA	—	—	—	—	75%	9%	—
VANGUARD FIDUCIARY TRUST CO MALVERN, PA	9%	—	100%	—	—	—	—
VRSCO HOUSTON, TX	5%	—	—	—	—	—	—
104

Organization and Capitalization

5% or Greater Ownership
of Share Class — Continued
DOMESTIC EQUITY FUNDS - INVESTOR CLASS
Shareholder Name	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Small Cap Growth Opportunities	Large Cap Value	Mid Cap Value	Small Cap Value
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	30%	10%	19%	69%	14%	22%	18%
FIFTH THIRD BANK CINCINNATI, OH	—	—	—	—	6%	—	—
LPL FINANCIAL SAN DIEGO, CA	—	—	—	21%	—	—	12%
MATRIX TRUST COMPANY CUST. FBO DENVER, CO	—	—	6%	—	7%	—	—
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	31%	43%	31%	—	49%	47%	39%
NATIONWIDE TRUST COMPANY FSB COLUMBUS, OH	—	8%	29%	—	—	—	—
PERSHING LLC JERSEY CITY, NJ	7%	16%	—	—	—	7%	—
PIMS PRUDENTIAL RETIREMENT ISELIN, NJ	—	—	5%	—	—	—	—
TAYNIK & CO BOSTON, MA	—	—	5%	—	—	—	—
TD AMERITRADE INC FOR THE OMAHA, NE	—	—	—	—	—	5%	—
TRUST COMPANY OF AMERICA ENGLEWOOD, CO	—	—	—	—	9%	—	12%
WTRISC CO IRA OMNIBUS ACCT WASHINGTON, DC	—	8%	—	—	—	—	—
DOMESTIC EQUITY FUNDS - RETIREMENT CLASS
Shareholder Name	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Small Cap Growth Opportunities	Large Cap Value	Mid Cap Value	Small Cap Value
ASSOCIATED TRUST COMPANY FBO GREEN BAY, WI	13%	—	—	—	—	—	—
BENEFIT TRUST COMPANY FOR THE OVERLAND PARK, KS	—	—	—	—	—	28%	—
C/O FASCORE LLC GREENWOOD VILLAGE, CO	6%	—	—	—	—	—	—
DCGT AS TTEE AND/OR CUST DES MOINES, IA	—	—	35%	—	—	—	—
ICMA RETIREMENT CORPORATION WASHINGTON, DC	—	22%	—	—	—	—	—
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	10%	78%	6%	—	100%	72%	98%
SAXON & CO. PHILADELPHIA, PA	7%	—	—	—	—	—	—
STATE STEET BANK & TRUST CO WESTWOOD, MA	35%	—	—	—	—	—	—
VANGUARD FIDUCIARY TRUST CO MALVERN, PA	12%	—	58%	91%	—	—	—
INTERNATIONAL & GLOBAL FUNDS - INSTITUTIONAL CLASS
Shareholder Name	International	Diversified International All Cap	International Growth	International Small Cap	Global Growth	Emerging Markets Equity
CAPINCO MILWAUKEE, WI	—	—	7%	—	—	14%
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	21%	51%	8%	—	—	—
C/O FASCORE LLC GREENWOOD VILLAGE, CO	6%	—	22%	—	—	7%
105

Organization and Capitalization

5% or Greater Ownership
of Share Class — Continued
EDWARD D JONES & CO MARYLAND HEIGHTS, MO	7%	—	—	—	—	—
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	—	20%	—	89%	36%	31%
INDIVIDUAL SHAREHOLDER GLYNDON, MD	—	—	—	7%	—	—
MAC&CO A/C 163843 PITTSBURGH, PA	—	—	8%	—	—	—
MITRA & CO FBO 98 MILWAUKEE, WI	—	—	—	—	—	14%
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	23%	9%	25%	—	5%	20%
INTERNATIONAL & GLOBAL FUNDS - ADMINISTRATIVE CLASS
Shareholder Name	International	Diversified International All Cap	International Growth	International Small Cap	Global Growth	Emerging Markets Equity
ASCENSUS TRUST COMPANY FBO FARGO, ND	—	—	9%	—	—	—
C/O FASCORE LLC MINNEAPOLIS, MN	10%	—	—	—	—	—
C/O ICMA RETIREMENT CORPORATION WASHINGTON, DC	21%	—	—	—	—	—
E TRADE SECURITIES LLC RANCHO CORDOVA, CA	—	—	—	—	13%	—
E TRADE SECURITIES LLC RANCHO CORDOVA, CA	—	—	—	—	9%	—
FIIOC COVINGTON, KY	—	—	—	—	25%	—
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	—	99%	—	100%	40%	100%
INDIVIDUAL SHAREHOLDER CLEVELAND, OH	—	—	7%	—	—	—
MATRIX TRUST COMPANY CUST FBO DENVER, CO	—	—	—	—	5%	—
NATIONAL FINANCIAL SERVICE CORP JERSEY CITY, NJ	16%	—	64%	—	—	—
TD AMERITRADE TRUST COMPANY DENVER, CO	—	—	18%	—	—	—
INTERNATIONAL & GLOBAL FUNDS - INVESTOR CLASS
Shareholder Name	International	Diversified International All Cap	International Growth	International Small Cap	Global Growth	Emerging Markets Equity
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	34%	86%	32%	15%	26%	6%
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	—	12%	—	73%	5%	44%
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	34%	—	17%	—	53%	27%
106

Organization and Capitalization

5% or Greater Ownership
of Share Class — Continued
NATIONWIDE TRUST COMPANY FSB COLUMBUS, OH	—	—	9%	—	—	—
PERSHING LLC JERSEY CITY, NJ	8%	—	9%	—	—	—
INDIVIDUAL SHAREHOLDER YORKTOWN, VA	—	—	—	—	—	7%
TD AMERITRADE INC FOR THE OMAHA, NE	—	—	10%	6%	7%	—
VANGUARD BROKERAGE SERVICES MALVERN, PA	—	—	6%	—	—	—
INTERNATIONAL & GLOBAL FUNDS - RETIREMENT CLASS
Shareholder Name	International	Diversified International All Cap	International Growth	International Small Cap	Global Growth	Emerging Markets Equity
MITRA & CO FBO 98 - ERISA ONLY MILWAUKEE, WI	8%	—	—	—	—	—
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	22%	99%	38%	93%	97%	99%
SAXON & CO PHILADELPHIA, PA	5%	—	—	—	—	—
STATE STEET BANK & TRUST CO WESTWOOD, MA	35%	—	—	—	—	—
WELLS FARGO BANK FBO CHARLOTTE, NC	5%	—	62%	—	—	—
STRATEGIC MARKETS FUNDS - INSTITUTIONAL CLASS
Shareholder Name	Commodity Real Return Strategy
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	17%
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	19%
PERSHING LLC JERSEY CITY, NJ	30%
VANGUARD BROKERAGE SERVICES MALVERN, PA	7%
STRATEGIC MARKETS FUNDS - ADMINISTRATIVE CLASS
Shareholder Name	Commodity Real Return Strategy
ASCENSUS TRUST COMPANY FBO FARGO, ND	15%
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	37%
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	7%
PERSHING LLC JERSEY CITY, NJ	27%
VANGUARD BROKERAGE SERVICES MALVERN, PA	6%
FIXED INCOME & MONEY MARKET FUNDS - INSTITUTIONAL CLASS
Shareholder Name	Convertible Securities	High-Yield Bond	Bond	Real Return	Money Market
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	9%	7%	28%	14%	—
107

Organization and Capitalization

5% or Greater Ownership
of Share Class — Continued
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	—	—	—	—	26%
HARBOR SERVICES GROUP INC CHICAGO, IL	—	—	—	—	9%
JOHN HANCOCK TRUST COMPANY LLC WESTWOOD, MA	—	—	—	—	9%
MAC & CO 822436 PITTSBURGH, PA	—	—	6%	—	—
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	—	14%	16%	16%	—
PERSHING LLC JERSEY CITY, NJ	—	—	7%	29%	—
STAFE & CO NEWARK, DE	77%	49%	—	—	—
WELLS FARGO CLEARING SERVICES, LLC SAINT LOUIS, MO	—	7%	—	—	—
FIXED INCOME & MONEY MARKET FUNDS - ADMINISTRATIVE CLASS
Shareholder Name	Convertible Securities	High-Yield Bond	Bond	Real Return	Money Market
ASCENSUS TRUST COMPANY FBO FARGO, ND	—	—	5%	—	—
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	—	—	16%	—	—
COUNSEL TRUST DBA MATC FBO PITTSBURGH, PA	—	—	—	—	11%
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	79%	—	—	—	—
MID ATLANTIC TRUST COMPANY FBO PITTSBURGH, PA	—	—	—	—	8%
MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ	—	10%	—	—	—
NATIONAL FINANCIAL SERVICE CORP JERSEY CITY, NJ	—	5%	36%	57%	—
PERSHING LLC JERSEY CITY, NJ	21%	—	—	27%	—
RELIANCE TRUST COMPANY CHICAGO, IL	—	71%	—	—	—
SAXON & CO. PHILADELPHIA, PA	—	—	11%	—	—
TRUST COMPANY OF AMERICA CENTENNIAL, CO	—	—	—	—	77%
VANGUARD BROKERAGE SERVICES MALVERN, PA	—	—	—	6%	—
VRSCO HOUSTON, TX	—	7%	—	—	—
FIXED INCOME & MONEY MARKET FUNDS - INVESTOR CLASS
Shareholder Name	Convertible Securities	High-Yield Bond
CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	25%	35%
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	15%	—
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	30%	47%
PERSHING LLC JERSEY CITY, NJ	21%	7%
TD AMERITRADE INC FOR THE OMAHA, NE	5%	—
108

Organization and Capitalization

5% or Greater Ownership
of Share Class — Continued
FIXED INCOME & MONEY MARKET FUNDS - RETIREMENT CLASS
Shareholder Name	Convertible Securities	High-Yield Bond
MERCER TRUST COMPANY TTEE FBO NORWOOD, MA	—	85%
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	100%	8%
TARGET RETIREMENT FUNDS - INSTITUTIONAL CLASS
Shareholder Name	Income	2015	2020	2025	2030	2035	2040	2045	2050	2055
JOHN HANCOCK TRUST COMPANY LLC WESTWOOD, MA	99%	98%	99%	98%	95%	93%	97%	75%	94%	85%
NATIONAL FINANCIAL SERVICE LLC JERSEY CITY, NJ	—	—	—	—	—	7%	—	24%	5%	11%
TARGET RETIREMENT FUNDS - ADMINISTRATIVE CLASS
Shareholder Name	Income	2015	2020	2025	2030	2035	2040	2045	2050	2055
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
TARGET RETIREMENT FUNDS - INVESTOR CLASS
Shareholder Name	Income	2015	2020	2025	2030	2035	2040	2045	2050	2055
HARBOR CAPITAL ADVISORS INC CHICAGO, IL	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
109

Custodian

State Street Bank and Trust Company
State Street Bank and Trust Company has been retained to act as Custodian of the Funds' assets and, in that capacity, maintains certain financial and accounting records of the Funds. The Custodian’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.
110

Independent Registered Public Accounting Firm and Financial Statements

Ernst & Young LLP
Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as Harbor Funds’ independent registered public accounting firm, providing audit and tax services. The financial statements of the Harbor funds as of and for the periods ended October 31, 2016, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are incorporated by reference in this Statement of Additional Information.
111

Description of Securities Ratings

Moody’s Investor
Service, Inc.
Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.
A:  Bonds which are rated A possess many favorable investment attributes and may be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa:  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B:  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
Moody’s ratings for state and municipal and other short-term obligations will be designated Moody’s Investment-Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:
MIG-1—Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
MIG-2—Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor’s Corporation
AAA:  Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.
AA:  Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB:  Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
112

Description of Securities Ratings

Standard & Poor’s Corporation — Continued
BB and B:  Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CCC:  Bonds rated CCC are extremely vulnerable to losses from credit defaults.
The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the major rating categories.
Dual Rating Definitions:  Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Municipal notes issued since July 29, 1984 are rated “SP-1,” “SP-2,” and “SP-3.” The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

Fitch Long-Term Ratings
AAA:  (Highest credit quality)  “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA:  (Very high credit quality)  “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A:  (High credit quality)  “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB:  (Good credit quality)  “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB:  (Speculative)  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.
B:  (Highly speculative)  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C:  (High default risk)  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
RD:  (Restricted default)   “RD” ratings indicate an issuer has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: the selective payment default on a specific class or currency of debt; the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or execution of a distressed debt exchange on one or more material financial obligations.
D:  (Default)    “D” ratings indicate an issuer has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. “Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer,
113

Description of Securities Ratings

Fitch Long-Term Ratings — Continued
and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
NOTES:
“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “B.”
“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.
“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving.”

Fitch Short-Term Ratings
F1:  (Highest credit quality)  Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2:  (Good credit quality)  A good capacity for timely payment of financial commitments.
F3:  (Fair credit quality)  The capacity for timely payment of financial commitments is adequate.
B:  (Speculative)  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C:  (High default risk)  Default is a real possibility.
RD:  (Restricted default)   Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D:  (Default)  Denotes actual or imminent payment default.
NOTES:
“+” may be appended to an “F1” rating class to denote relative status within the category.
“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.
“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
114

Description of Commercial Paper Ratings

Moody’s Investor
Service, Inc.
P-1:  Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation “Prime-1” or “P-1” indicates the highest quality repayment capacity of the rated issue.
P-2:  The rating for a satisfactory security; the relative safety of an investment in this rating category is not as high as in the P-1 category.
P-3:  The rating for an adequate level of investment safety. Issues with this rating are more susceptible to market fluctuations than obligations with higher ratings

Standard & Poor’s Corporation
A-1:  Standard & Poor’s Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.
A-2:  The rating for a satisfactory security; the relative safety of an investment in this rating category is not as high as in the A-1 category.
A-3:  The rating for an adequate level of investment safety. Issues with this rating are more susceptible to market fluctuations than obligations with higher ratings.
115

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborfunds.com
02/2017/150
FD.SAI.0317

HARBOR FUNDS
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	[25](1)	Amended and Restated Agreement and Declaration of Trust dated July 1, 2013
	[38](2)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 7, 2016
b.	[1](1)	By-Laws dated June 8, 1993
	[16](2)	Amended and Restated By-Laws dated October 1, 2006
	[22](3)	Amended and Restated By-Laws dated November 8, 2011
c.	[12](1)	Article III of the Amended and Restated Declaration of Trust dated October 1, 2006
d.	[25](1)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Mid Cap Growth Fund – dated July 1, 2013
	[25](2)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Small Cap Growth Fund – dated July 1, 2013
	[25](3)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor International Growth Fund – dated July 1, 2013
	[25](4)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund – dated July 1, 2013
	[25](5)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor International Fund – dated July 1, 2013
	[25](6)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Large Cap Value Fund – dated July 23, 2013
	[25](7)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Bond Fund – dated July 1, 2013
	[25](8)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Money Market Fund – dated July 1, 2013
	[25](9)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Small Cap Value Fund – dated July 23, 2013
	[25](10)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Mid Cap Value Fund – dated July 1, 2013
	[25](11)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor High-Yield Bond Fund – dated July 1, 2013
	[25](12)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Real Return Fund – dated July 23, 2013
	[25](13)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Commodity Real Return Strategy Fund – dated July 1, 2013
	[31](14)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated November 1, 2014
	[32](15)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Global Growth Fund – dated March 1, 2014
	[25](16)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Convertible Securities Fund – dated July 1, 2013
	[26](17)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Emerging Markets Equity Fund – dated November 1, 2013
	[28](18)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Small Cap Growth Opportunities Fund – dated February 1, 2014
	[34](19)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Diversified International All Cap Fund – dated November 1, 2015
	[36](20)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor International Small Cap Fund – dated February 1, 2016
	[37](21)	Investment Advisory Agreement between the Subsidiary and Harbor Capital Advisors, Inc. – Harbor Cayman Commodity Fund Ltd. – dated July 1, 2013
	[38](22)	Form of Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Strategic Growth Fund – dated March 1, 2017

	(23)	Contractual Expense Limitation between the Registrant and Harbor Capital Advisors, Inc. –Harbor Large Cap Value Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Growth Fund, Harbor Emerging Markets Equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund – dated March 1, 2017 is filed herewith
	(24)	Contractual Advisory Fee Waiver between the Registrant and Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund, Harbor Mid Cap Value Fund, Harbor International Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Money Market Fund – dated March 1, 2017 is filed herewith
	[38](25)	Form of Contractual Expense Limitation between the Registrant and Harbor Capital Advisors, Inc. – Harbor Strategic Growth Fund – dated March 1, 2017
	[25](26)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Wellington Management Company LLP – Harbor Mid Cap Growth Fund – dated July 1, 2013
	[25](27)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Westfield Capital Management Company, L. P. – Harbor Small Cap Growth Fund – dated July 1, 2013
	[25](28)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Baillie Gifford Overseas Limited – Harbor International Growth Fund – dated July 1, 2013
	[25](29)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Jennison Associates LLC – Harbor Capital Appreciation Fund – dated July 1, 2013
	[25](30)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Bond Fund – dated July 1, 2013
	[25](31)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Fisher, Francis, Trees and Watts, Inc. – Harbor Money Market Fund – dated July 1, 2013
	[25](32)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and EARNEST Partners LLC – Harbor Small Cap Value Fund – dated July 1, 2013
	[25](33)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Aristotle Capital Management, LLC – Harbor Large Cap Value Fund – dated July 1, 2013
	[25](34)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and LSV Capital Management – Harbor Mid Cap Value Fund – dated July 1, 2013
	[25](35)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor High-Yield Bond Fund – dated July 1, 2013
	[25](36)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Real Return Fund – dated July 1, 2013
	[25](37)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Commodity Real Return Strategy Fund – dated July 1, 2013
	[25](38)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Marsico Capital Management, LLC – Harbor Global Growth Fund – dated July 1, 2013
	[25](39)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Northern Cross, LLC – Harbor International Fund – dated July 1, 2013
	[25](40)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor Convertible Securities Fund – dated July 1, 2013
	[26](41)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Oaktree Capital Management, L.P. – Harbor Emerging Markets Equity Fund – dated November 1, 2013
	[28](42)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Elk Creek Partners, LLC – Harbor Small Cap Growth Opportunities Fund – dated February 1, 2014
	[34](43)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Marathon Asset Management LLP - Harbor Diversified International All Cap Fund – dated November 1, 2015
	[36](44)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Baring International Investment Limited - Harbor International Small Cap Fund – dated February 1, 2016
	[37](45)	Subadvisory Agreement between the Subsidiary and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC - Harbor Cayman Commodity Fund Ltd. – dated July 1, 2013
	[38](46)	Form of Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Mar Vista Investment Partners, LLC - Harbor Strategic Growth Fund – dated March 1, 2017
e.	[6](1)	Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. (f/k/a/ Harbor Services, LCA) dated April 8, 2002
	[38](2)	Form of Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated March 1, 2017

f.	(1)	None
g.	[2](1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 19, 1986
	[38](2)	Form of Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated March 1, 2017
h.	[3](1)	Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. (f/k/a Harbor Transfer, Inc.) dated June 7, 2001
	[31](2)	Transfer Agency and Service Agreement Amendment dated November 1, 2014
	(3)	Transfer Agency and Service Agreement Amendment dated March 1, 2017 is filed herewith
i.	(1)	Legal Opinion of Dechert LLP is filed herewith
j.	(1)	Consent of Independent Registered Public Accounting Firm is filed herewith
	(2)	Consent of Dechert LLP is filed herewith
k.	(1)	None
l.	(1)	None
m.	[22](1)	Administrative Class Shares Distribution Plan adopted August 31, 2011
	[22](2)	Investor Class Shares Distribution Plan adopted August 31, 2011
n.	[13](1)	Multiple Class Plan pursuant to Rule 18f-3, adopted April 8, 2002, and amended November 1, 2007
o.	[33](1)	Power of Attorney dated February 26, 2015
p.	(1)	Harbor Funds and Harbor Funds Distributors, Inc. Code of Ethics dated December 16, 2016 is filed herewith
	[38](2)	Harbor Capital Advisors, Inc. Code of Ethics dated August 2, 2016
	[38](3)	Jennison Associates LLC Code of Ethics dated September 30, 2016
	[38](4)	Pacific Investment Management Company LLC Code of Ethics dated May 2009 and revised August 2016
	(5)	BNP Investment Partners USA covering Fischer, Francis Trees & Watts Code of Ethics dated December 2016 is filed herewith
	[38](6)	Wellington Management Company LLP Code of Ethics dated July 1, 2016
	[38](7)	Westfield Capital Management Company, L.P. Code of Ethics dated June 16, 2016
	[36](8)	EARNEST Partners LLC Code of Ethics dated August 1, 2014
	(9)	LSV Asset Management Code of Ethics dated November 11, 2016 is filed herewith
	[36](10)	Shenkman Capital Management, Inc. Code of Ethics dated December 2015
	[36](11)	Marsico Capital Management, LLC Code of Ethics dated December 1, 2015
	[38](12)	Aristotle Capital Management, LLC Code of Ethics dated August 15, 2016
	[33](13)	Northern Cross, LLC Code of Ethics dated March 2015
	(14)	Marathon Asset Management LLP Code of Ethics dated January 5, 2017 is filed herewith
	(15)	Baillie Gifford Overseas Limited Code of Ethics dated December 2016 is filed herewith
	[33](16)	Oaktree Capital Management, L.P. Code of Ethics dated September 2014
	[35](17)	Elk Creek Partners, LLC Code of Ethics dated August 2015
	[35](18)	Baring International Investment Limited Code of Ethics dated May 2015
	[38](19)	Mar Vista Investment Partners, LLC Code of Ethics dated June 30, 2016

[1]	Filed with Post-Effective Amendment No. 22 on February 27, 1997.
[2]	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
[3]	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
[4]	Filed with Post-Effective Amendment No. 33 on September 19, 2001.
[5]	Filed with Post-Effective Amendment No. 34 on December 3, 2001.
[6]	Filed with Post-Effective Amendment No. 36 on June 20, 2002.
[7]	Filed with Post-Effective Amendment No. 39 on February 21, 2003.
[8]	Filed with Post-Effective Amendment No. 42 on December 14, 2004.
[9]	Filed with Post-Effective Amendment No. 44 on September 1, 2005.
[10]	Filed with Post-Effective Amendment No. 49 on February 22, 2006.
[11]	Filed with Post-Effective Amendment No. 50 on May 23, 2006.
[12]	Filed with Post-Effective Amendment No. 53 on February 28, 2007.
[13]	Filed with Post-Effective Amendment No. 56 on February 22, 2008.
[14]	Filed with Post-Effective Amendment No. 57 on June 6, 2008.
[15]	Filed with Post-Effective Amendment No. 60 on October 15, 2008.
[16]	Filed with Post-Effective Amendment No. 61 on December 10, 2008.
[17]	Filed with Post-Effective Amendment No. 76 on December 11, 2009.
[18]	Filed with Post-Effective Amendment No. 78 on January 14, 2010.
[19]	Filed with Post-Effective Amendment No. 89 on December 3, 2010.
[20]	Filed with Post-Effective Amendment No. 90 on February 14, 2011.
[21]	Filed with Post-Effective Amendment No. 94 on April 29, 2011.
[22]	Filed with Post-Effective Amendment No. 96 on February 27, 2012.
[23]	Filed with Post-Effective Amendment No. 98 on December 28, 2012.
[24]	Filed with Post-Effective Amendment No. 99 on February 28, 2013.
[25]	Filed with Post-Effective Amendment No. 101 on August 15, 2013.
[26]	Filed with Post-Effective Amendment No. 102 on October 29, 2013.
[27]	Filed with Post-Effective Amendment No. 103 on November 8, 2013.
[28]	Filed with Post-Effective Amendment No. 106 on January 29, 2014.
[29]	Filed with Post-Effective Amendment No. 108 on February 27, 2014.
[30]	Filed with Post-Effective Amendment No. 110 on July 10, 2014.
[31]	Filed with Post-Effective Amendment No. 111 on October 31, 2014.
[32]	Filed with Post-Effective Amendment No. 113 on February 25, 2015.
[33]	Filed with Post-Effective Amendment No. 115 on August 14, 2015.
[34]	Filed with Post-Effective Amendment No. 116 on October 29, 2015.
[35]	Filed with Post-Effective Amendment No. 118 on November 16, 2015.
[36]	Filed with Post-Effective Amendment No. 120 on January 28, 2016.
[37]	Filed with Post-Effective Amendment No. 122 on February 26, 2016.
[38]	Filed with Post-Effective Amendment No. 124 on December 16, 2016.
Item 29.    Persons Controlled by or Under Common Control with Registrant
The Harbor Commodity Real Return Strategy Fund, a series of the Registrant, wholly owns and controls the Harbor Cayman Commodity Fund Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Fund’s annual and semi-annual reports to shareholders.
Item 30.    Indemnification
The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.    Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser and Subadvisers” in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.
The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
Jennison Associates LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.
Mar Vista Investment Partners, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Mar Vista Investment Partners, LLC is currently listed in the investment adviser registration on Form ADV for Mar Vista Investment Partners, LLC (File No. 801-68369) and is hereby incorporated by reference thereto.
Wellington Management Company LLP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Wellington Management Company LLP is currently listed in the investment adviser registration on Form ADV for Wellington Management Company LLP (File No. 801-15908) and is hereby incorporated herein by reference thereto.
Westfield Capital Management Company, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Westfield Capital Management Company, L.P. is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management Company, L.P. (File No. 801-69413) and is hereby incorporated herein by reference thereto.
Elk Creek Partners, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Elk Creek Partners, LLC is currently listed in the investment adviser registration on Form ADV for Elk Creek Partners, LLC (File No. 801-78960) and is hereby incorporated herein by reference thereto.
Aristotle Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Aristotle Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Aristotle Capital Management, LLC (File No. 801-60014) and is hereby incorporated herein by reference thereto.
LSV Asset Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of LSV Asset Management is currently listed in the investment adviser registration Form ADV for LSV Asset Management (File No. 801-47689) and is hereby incorporated herein by reference thereto.
EARNEST Partners, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of EARNEST Partners, LLC is currently listed in the investment adviser registration on Form ADV for EARNEST Partners, LLC (File No. 801-56189) and is hereby incorporated by reference thereto.
Northern Cross, LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Northern Cross, LLC is listed in the investment adviser registration statement on Form ADV for Northern Cross, LLC (File No. 801-62668) and is hereby incorporated by reference thereto.
Marathon Asset Management LLP is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Marathon Asset Management LLP is listed in the investment adviser registration statement on Form ADV for Marathon Asset Management LLP (File No. 801-63397) and is hereby incorporated by reference thereto.
Baring International Investment Limited is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Baring International Investment Limited is listed in the investment adviser registration statement on Form ADV for Baring International Investment Limited (File No. 801-15160) and is hereby incorporated by reference thereto.

Baillie Gifford Overseas Limited is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Baillie Gifford Overseas Limited is listed in the investment adviser registration statement on Form ADV for Baillie Gifford Overseas Limited (File No. 801-21051) and is hereby incorporated by reference thereto.
Marsico Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Marsico Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Marsico Capital Management, LLC (File No. 801-54914) and is hereby incorporated herein by reference thereto.
Oaktree Capital Management, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Oaktree Capital Management, L.P. is currently listed in the investment adviser registration statement on Form ADV for Oaktree Capital Management, L.P. (File No. 801-48923) and is hereby incorporated herein by reference thereto.
Shenkman Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated by reference thereto.
Pacific Investment Management Company LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company LLC is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company LLC (File No. 801-48187) and is hereby incorporated by reference thereto.
Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.
Item 32.    Principal Underwriter
(a)	None
(b)
Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
David G. Van Hooser	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director and Chief Executive Officer	Chairman, President and Trustee
Charles F. McCain	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Executive Vice President and Chief Compliance Officer	Chief Compliance Officer
Anmarie S. Kolinski	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Chief Financial Officer, Executive Vice President and Treasurer	Treasurer
Charles P. Ragusa	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Executive Vice President and AML Compliance Officer	Vice President
Jodie L. Crotteau	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Assistant Secretary	Assistant Secretary
(c)	Inapplicable
Item 33.    Location of Accounts and Records
Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by each Fund’s respective subadviser located at: Wellington Management Company LLP, 75 State Street, Boston, Massachusetts 02109; Westfield Capital Management Company, L.P., One Financial Center, 23rd Floor, Boston, Massachusetts 02111; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado, 80202;

Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Northern Cross, LLC, 125 Summer Street, Suite 1410, Boston, Massachusetts 02110; LSV Asset Management, 1 North Wacker Drive, Chicago, Illinois 60606; EARNEST Partners LLC, 1180 Peachtree Street NE, Suite 2300, Atlanta, Georgia 30309; Shenkman Capital Management, Inc., 461 Fifth Avenue, 22nd Floor, New York, New York 10017-6283; Pacific Investment Management Company LLC 650 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue, New York, New York 10166; Aristotle Capital Management, LLC, 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California, 90025-0449; Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland; Oaktree Capital Management, L.P., 333 South Grand Avenue, 29th Floor, Los Angeles, California 90071; Elk Creek Partners, LLC, 44 Cook Street, Suite 705, Denver, Colorado 80206; Marathon Asset Management LLP, Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England; Baring International Investment Limited, 155 Bishopsgate, London, EC2M 3XY, United Kingdom; and Mar Vista Investment Partners, LLC, 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025.
Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.
Item 34.    Management Services
Inapplicable
Item 35.    Undertakings
None

SIGNATURES
Harbor Cayman Commodity Fund Ltd. has duly caused this Registration Statement of Harbor Funds, with respect only to information that specifically relates to Harbor Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, and State of Illinois, on the 28th day of February 2017.
Harbor Cayman Commodity Fund Ltd.
By: /s/ Charles F. McCain

Charles F. McCain
Director
This Registration Statement of Harbor Funds, with respect only to information that specifically relates to Harbor Cayman Commodity Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ David G. Van Hooser David G. Van Hooser	Director, Harbor Cayman Commodity Fund Ltd.	February 28, 2017
/s/ Charles F. McCain Charles F. McCain	Director, Harbor Cayman Commodity Fund Ltd.	February 28, 2017

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 28th day of February 2017.
Harbor Funds
By: /s/ David G. Van Hooser

David G. Van Hooser
Chairman, President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	February 28, 2017
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	February 28, 2017
/s/ Scott M. Amero* Scott M. Amero	Trustee	February 28, 2017
/s/ Raymond J. Ball * Raymond J. Ball	Trustee	February 28, 2017
/s/ Donna J. Dean* Donna J. Dean	Trustee	February 28, 2017
/s/ Randall A. Hack* Randall A. Hack	Trustee	February 28, 2017
/s/ Robert Kasdin* Robert Kasdin	Trustee	February 28, 2017
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	February 28, 2017
/s/ David G. Van Hooser

David G. Van Hooser
* Attorney-in-Fact
Dated: February 28, 2017
*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A on August 14, 2015.

HARBOR FUNDS
INDEX TO EXHIBITS IN REGISTRATION STATEMENT
NO.	EXHIBIT
99.d.(23)	Contractual Expense Limitation between the Registrant and Harbor Capital Advisors, Inc. –Harbor Large Cap Value Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Growth Fund, Harbor Emerging Markets Equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund – dated March 1, 2017
(24)	Contractual Advisory Fee Waiver between the Registrant and Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund, Harbor Mid Cap Value Fund, Harbor International Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Money Market Fund – dated March 1, 2017
99.h.(3)	Transfer Agency and Service Agreement Amendment dated March 1, 2017
99.i.(1)	Legal Opinion of Dechert LLP
99.j.(1)	Consent of Independent Registered Public Accounting Firm
(2)	Consent of Dechert LLP
99.p.(1)	Harbor Funds and Harbor Funds Distributors, Inc. Code of Ethics dated December 16, 2016
(5)	BNP Investment Partners USA covering Fischer, Francis Trees & Watts Code of Ethics dated December 2016
(9)	LSV Asset Management Code of Ethics dated November 11, 2016
(14)	Marathon Asset Management LLP Code of Ethics dated January 5, 2017
(15)	Baillie Gifford Overseas Limited Code of Ethics dated December 2016
I-1